FINANCIAL STATEMENTS

SBL Variable Annuity Account XIV

Year Ended December 31, 2024

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XIV

Financial Statements

Year Ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account XIV

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XIV (the Separate Account), as of December 31, 2024 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, Missouri

April 25, 2025

Appendix

Subaccounts listed that comprising SBL Variable Annuity Account XIV

Subaccounts	Statements of operations and changes in net assets
AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2024

AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2024

AB VPS Relative Value Portfolio	For each of the two years in the period ended December 31, 2024

AB VPS Sustainable Global Thematic Growth	For each of the two years in the period ended December 31, 2024

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2024

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2024

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2024

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2024

Alger Large Cap Growth	For each of the two years in the period ended December 31, 2024

Allspring Growth	For each of the two years in the period ended December 31, 2024

Allspring International Equity VT	For the period from January 1, 2024 through April 30, 2024 (closing of operations) and the year ended December 31, 2023

Allspring Large Cap Core	For each of the two years in the period ended December 31, 2024

Allspring Opportunity	For each of the two years in the period ended December 31, 2024

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2024

Allspring Small Company Value	For each of the two years in the period ended December 31, 2024

Allspring VT Discovery All Cap Growth Fund	For each of the two years in the period ended December 31, 2024

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2024

American Century Diversified Bond	For each of the two years in the period ended December 31, 2024

American Century Equity Income	For each of the two years in the period ended December 31, 2024

American Century Heritage	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
American Century International Bond	For the period from January 1, 2024 through February 15, 2024 (closing of operations) and the year ended December 31, 2023

American Century International Growth	For each of the two years in the period ended December 31, 2024

American Century Select	For each of the two years in the period ended December 31, 2024

American Century Strategic Allocation: Aggressive	For each of the two years in the period ended December 31, 2024

American Century Strategic Allocation: Conservative	For each of the two years in the period ended December 31, 2024

American Century Strategic Allocation: Moderate	For each of the two years in the period ended December 31, 2024

American Century Ultra®	For each of the two years in the period ended December 31, 2024

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2024

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2024

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2024

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2024

American Funds IS® Growth	For each of the two years in the period ended December 31, 2024

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2024

American Funds IS® International	For each of the two years in the period ended December 31, 2024

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2024

American Funds IS® Mortgage	For each of the two years in the period ended December 31, 2024

American Funds IS® New World	For each of the two years in the period ended December 31, 2024

AMG River Road Mid Cap Value	For each of the two years in the period ended December 31, 2024

Ariel®	For each of the two years in the period ended December 31, 2024

Baron Asset	For each of the two years in the period ended December 31, 2024

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2024

BlackRock Advantage Small Cap Growth	For each of the two years in the period ended December 31, 2024

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2024

BlackRock Capital Appreciation V.I.	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
BlackRock Equity Dividend	For each of the two years in the period ended December 31, 2024

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2024

BlackRock Global Allocation	For each of the two years in the period ended December 31, 2024

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2024

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2024

BlackRock International Dividend	For the period from January 1, 2024 through November 15, 2024 (closing of operations) and the year ended December 31, 2023

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2024

BNY Mellon Appreciation	For each of the two years in the period ended December 31, 2024

BNY Mellon Dynamic Value	For each of the two years in the period ended December 31, 2024

BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2024

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2024

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2024

BNY Mellon Opportunistic Midcap Value	For each of the two years in the period ended December 31, 2024

BNY Mellon Stock Index	For each of the two years in the period ended December 31, 2024

BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2024

Calamos® Growth	For each of the two years in the period ended December 31, 2024

Calamos® Growth and Income	For each of the two years in the period ended December 31, 2024

Calamos® High Income Opportunities	For each of the two years in the period ended December 31, 2024

ClearBridge Small Cap Growth	For each of the two years in the period ended December 31, 2024

ClearBridge Variable Growth	For each of the two years in the period ended December 31, 2024

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2024

Delaware VIP Global Equity	For the period from January 1, 2024 through April 26, 2024 (closing of operations) and the year ended December 31, 2023

Delaware VIP Real Estate Securities	For the period from January 1, 2024 through April 30, 2024 (closing of operations) and the year ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Dimensional VA Equity Allocation	For each of the two years in the period ended December 31, 2024

Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2024

Dimensional VA Global Moderate Allocation	For each of the two years in the period ended December 31, 2024

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2024

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2024

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2024

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2024

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2024

DWS Capital Growth VIP	For the period from January 1, 2024 through June 17, 2024 (closing of operations) and the year ended December 31, 2023

DWS Core Equity VIP	For the period from January 1, 2024 through June 17, 2024 (closing of operations) and the year ended December 31, 2023

DWS CROCI® U.S. VIP	For the period from January 1, 2024 through June 17, 2024 (closing of operations) and the year ended December 31, 2023

DWS Global Small Cap VIP	For the period from January 1, 2024 through June 17, 2024 (closing of operations) and the year ended December 31, 2023

DWS High Income VIP	For the period from January 1, 2024 through June 17, 2024 (closing of operations) and the year ended December 31, 2023

DWS International Growth VIP	For the period from January 1, 2024 through June 17, 2024 (closing of operations) and the year ended December 31, 2023

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2024

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2024

Federated Hermes Corporate Bond	For each of the two years in the period ended December 31, 2024

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2024

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2024

Fidelity® Advisor Dividend Growth	For each of the two years in the period ended December 31, 2024

Fidelity® Advisor International Capital Appreciation	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Fidelity® Advisor Leveraged Company Stock M-1	For the period from January 1, 2024 through October 25, 2024 (closing of operations) and the year ended December 31, 2023

Fidelity® Advisor Leveraged Company Stock M-2	For the period from October 25, 2024 (inception of operations) through the year ended December 31, 2024

Fidelity® Advisor New Insights	For each of the two years in the period ended December 31, 2024

Fidelity® Advisor Real Estate	For each of the two years in the period ended December 31, 2024

Fidelity® Advisor Stock Selector Mid Cap	For each of the two years in the period ended December 31, 2024

Fidelity® Advisor Value Strategies	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2024

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2024

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2024

Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2024

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2024

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2024

Goldman Sachs Emerging Markets Equity	For each of the two years in the period ended December 31, 2024

Goldman Sachs Government Income	For each of the two years in the period ended December 31, 2024

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2024

Goldman Sachs VIT Large Cap Value	For each of the two years in the period ended December 31, 2024

Goldman Sachs VIT Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2024

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2024

Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2024

Goldman Sachs VIT Strategic Growth	For each of the two years in the period ended December 31, 2024

Guggenheim Core Bond	For each of the two years in the period ended December 31, 2024

Guggenheim Floating Rate Strategies	For each of the two years in the period ended December 31, 2024

Guggenheim High Yield	For each of the two years in the period ended December 31, 2024

Guggenheim Long Short Equity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim Macro Opportunities	For each of the two years in the period ended December 31, 2024

Guggenheim Managed Futures Strategy	For each of the two years in the period ended December 31, 2024

Guggenheim Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2024

Guggenheim Small Cap Value	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Guggenheim Total Return Bond	For each of the two years in the period ended December 31, 2024

Guggenheim VIF Alpha Opportunity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2024

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2024

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2024

Guggenheim VIF Long Short Equity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim VIF Managed Asset Allocation	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2024

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2024

Invesco American Franchise	For each of the two years in the period ended December 31, 2024

Invesco Comstock	For each of the two years in the period ended December 31, 2024

Invesco Developing Markets	For each of the two years in the period ended December 31, 2024

Invesco Discovery	For each of the two years in the period ended December 31, 2024

Invesco Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2024

Invesco Energy	For each of the two years in the period ended December 31, 2024

Invesco Equity and Income	For each of the two years in the period ended December 31, 2024

Invesco Global	For each of the two years in the period ended December 31, 2024

Invesco Gold & Special Minerals	For each of the two years in the period ended December 31, 2024

Invesco Main Street Mid Cap	For each of the two years in the period ended December 31, 2024

Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2024

Invesco Small Cap Growth	For each of the two years in the period ended December 31, 2024

Invesco Technology	For each of the two years in the period ended December 31, 2024

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. American Franchise Series II	For each of the two years in the period ended December 31, 2024

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2024

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2024

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2024

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2024

Invesco V.I. Core Plus Bond	For each of the two years in the period ended December 31, 2024

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2024

Invesco V.I. Equally-Weighted S&P 500	For each of the two years in the period ended December 31, 2024

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2024

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2024

Invesco V.I. Global	For each of the two years in the period ended December 31, 2024

Invesco V.I. Global Core Equity	For each of the two years in the period ended December 31, 2024

Invesco V.I. Global Real Estate Series I	For each of the two years in the period ended December 31, 2024

Invesco V.I. Global Real Estate Series II	For each of the two years in the period ended December 31, 2024

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2024

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2024

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2024

Invesco V.I. Growth and Income	For each of the two years in the period ended December 31, 2024

Invesco V.I. Health Care Series I	For each of the two years in the period ended December 31, 2024

Invesco V.I. Health Care Series II	For each of the two years in the period ended December 31, 2024

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2024

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2024

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2024

Invesco Value Opportunities	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Janus Henderson Adaptive Risk Managed U.S. Equity	For each of the two years in the period ended December 31, 2024

Janus Henderson Mid Cap Value	For each of the two years in the period ended December 31, 2024

Janus Henderson Overseas	For each of the two years in the period ended December 31, 2024

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2024

Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2024

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2024

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2024

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2024

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2024

Lord Abbett Series Dividend Growth VC	For each of the two years in the period ended December 31, 2024

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2024

Lord Abbett Series Mid Cap Stock VC	For each of the two years in the period ended December 31, 2024

Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2024

LVIP American Century Disciplined Core Value	For each of the two years in the period ended December 31, 2024

LVIP American Century Inflation Protection	For each of the two years in the period ended December 31, 2024

LVIP American Century International	For each of the two years in the period ended December 31, 2024

LVIP American Century Mid Cap Value	For each of the two years in the period ended December 31, 2024

LVIP American Century Ultra	For each of the two years in the period ended December 31, 2024

LVIP American Century Value	For each of the two years in the period ended December 31, 2024

LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2024

LVIP JPMorgan Small Cap Core Fund	For each of the two years in the period ended December 31, 2024

LVIP JPMorgan US Equity Fund	For each of the two years in the period ended December 31, 2024

Macquarie Asset Strategy	For each of the two years in the period ended December 31, 2024

Macquarie VIP Asset Strategy	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Macquarie VIP Balanced	For each of the two years in the period ended December 31, 2024

Macquarie VIP Core Equity	For each of the two years in the period ended December 31, 2024

Macquarie VIP Energy	For each of the two years in the period ended December 31, 2024

Macquarie VIP Global Growth	For each of the two years in the period ended December 31, 2024

Macquarie VIP Growth	For each of the two years in the period ended December 31, 2024

Macquarie VIP High Income	For each of the two years in the period ended December 31, 2024

Macquarie VIP International Core Equity	For each of the two years in the period ended December 31, 2024

Macquarie VIP Limited-Term Bond Series	For each of the two years in the period ended December 31, 2024

Macquarie VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2024

Macquarie VIP Natural Resources	For each of the two years in the period ended December 31, 2024

Macquarie VIP Science and Technology	For each of the two years in the period ended December 31, 2024

Macquarie VIP Small Cap Growth	For each of the two years in the period ended December 31, 2024

Macquarie VIP Smid Cap Core	For each of the two years in the period ended December 31, 2024

Macquarie VIP Value	For each of the two years in the period ended December 31, 2024

MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2024

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2024

MFS® VIT II MA Investors Growth Stock	For each of the two years in the period ended December 31, 2024

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2024

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2024

MFS® VIT Investors Trust	For each of the two years in the period ended December 31, 2024

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2024

MFS® VIT Research	For each of the two years in the period ended December 31, 2024

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2024

MFS® VIT Total Return Bond	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2024

Morgan Stanley VIF Emerging Markets Debt	For each of the two years in the period ended December 31, 2024

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2024

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2024

NAA All Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Large Cap Value	For each of the two years in the period ended December 31, 2024

NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Large Core	For each of the two years in the period ended December 31, 2024

NAA Large Core Series	For each of the two years in the period ended December 31, 2024

NAA Large Growth Series	For each of the two years in the period ended December 31, 2024

NAA Mid Growth	For each of the two years in the period ended December 31, 2024

NAA Mid Growth Series	For each of the two years in the period ended December 31, 2024

NAA Opportunity	For each of the two years in the period ended December 31, 2024

NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Small Growth Series	For each of the two years in the period ended December 31, 2024

NAA SMid Cap Value	For each of the two years in the period ended December 31, 2024

NAA SMid-Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA World Equity Income	For each of the two years in the period ended December 31, 2024

NAA World Equity Income Series	For each of the two years in the period ended December 31, 2024

Neuberger Berman AMT Sustainable Equity I	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Neuberger Berman AMT Sustainable Equity S	For each of the two years in the period ended December 31, 2024

Neuberger Berman Core Bond	For each of the two years in the period ended December 31, 2024

Neuberger Berman Large Cap Value	For each of the two years in the period ended December 31, 2024

Neuberger Berman Sustainable Equity	For each of the two years in the period ended December 31, 2024

North Square Spectrum Alpha	For each of the two years in the period ended December 31, 2024

Northern Global Tactical Asset Allocation	For each of the two years in the period ended December 31, 2024

Northern Large Cap Core	For each of the two years in the period ended December 31, 2024

Northern Large Cap Value	For each of the two years in the period ended December 31, 2024

PGIM Focused Growth	For each of the two years in the period ended December 31, 2024

PGIM Jennison Mid-Cap Growth	For each of the two years in the period ended December 31, 2024

PGIM Jennison Natural Resources	For each of the two years in the period ended December 31, 2024

PGIM Jennison Small Company	For each of the two years in the period ended December 31, 2024

PGIM Quant Solutions Small-Cap Value	For each of the two years in the period ended December 31, 2024

PIMCO All Asset	For each of the two years in the period ended December 31, 2024

PIMCO CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2024

PIMCO Emerging Markets Bond	For each of the two years in the period ended December 31, 2024

PIMCO High Yield	For each of the two years in the period ended December 31, 2024

PIMCO International Bond (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2024

PIMCO Low Duration	For each of the two years in the period ended December 31, 2024

PIMCO Real Return	For each of the two years in the period ended December 31, 2024

PIMCO StocksPLUS® Small Fund	For each of the two years in the period ended December 31, 2024

PIMCO Total Return	For each of the two years in the period ended December 31, 2024

PIMCO VIT All Asset Administrative	For each of the two years in the period ended December 31, 2024

PIMCO VIT All Asset Advisor	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT CommodityRealReturn Strategy Administrative	For each of the two years in the period ended December 31, 2024

PIMCO VIT CommodityRealReturn Strategy Advisor	For each of the two years in the period ended December 31, 2024

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2024

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2024

PIMCO VIT Global Managed Asset Allocation	For each of the two years in the period ended December 31, 2024

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2024

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2024

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2024

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2024

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2024

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2024

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2024

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2024

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2024

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2024

Pioneer Bond VCT	For each of the two years in the period ended December 31, 2024

Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2024

Pioneer High Yield VCT	For each of the two years in the period ended December 31, 2024

Pioneer Strategic Income	For each of the two years in the period ended December 31, 2024

Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2024

Putnam VT Core Equity Fund	For each of the two years in the period ended December 31, 2024

Putnam VT Diversified Income	For each of the two years in the period ended December 31, 2024

Putnam VT Global Asset Allocation	For each of the two years in the period ended December 31, 2024

Putnam VT High Yield	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Putnam VT Income	For each of the two years in the period ended December 31, 2024

Putnam VT Large Cap Growth Fund	For each of the two years in the period ended December 31, 2024

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2024

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2024

Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2024

Redwood Managed Volatility	For the period from January 1, 2024 through June 21, 2024 (closing of operations) and the year ended December 31, 2023

Royce Micro-Cap	For each of the two years in the period ended December 31, 2024

Royce Small-Cap Opportunity	For each of the two years in the period ended December 31, 2024

Royce Small-Cap Value	For each of the two years in the period ended December 31, 2024

Rydex VIF Banking	For each of the two years in the period ended December 31, 2024

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2024

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2024

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2024

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2024

Rydex VIF Energy	For each of the two years in the period ended December 31, 2024

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2024

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2024

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2024

Rydex VIF High Yield Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Internet	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2024

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2024

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2024

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Nova	For each of the two years in the period ended December 31, 2024

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2024

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2024

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2024

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2024

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2024

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2024

Rydex VIF Technology	For each of the two years in the period ended December 31, 2024

Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2024

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2024

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2024

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2024

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2024

T. Rowe Price Capital Appreciation	For each of the two years in the period ended December 31, 2024

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2024

T. Rowe Price Growth Stock	For each of the two years in the period ended December 31, 2024

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2024

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement 2010	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement 2015	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement 2020	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement 2025	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement 2030	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement 2035	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement 2040	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement 2045	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement 2050	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement 2055	For each of the two years in the period ended December 31, 2024

T. Rowe Price Retirement Balanced	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2024

Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2024

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2024

Templeton Growth VIP Fund	For each of the two years in the period ended December 31, 2024

Third Avenue Value	For each of the two years in the period ended December 31, 2024

TOPS® Aggressive Growth ETF	For each of the two years in the period ended December 31, 2024

TOPS® Balanced ETF	For each of the two years in the period ended December 31, 2024

TOPS® Conservative ETF	For each of the two years in the period ended December 31, 2024

TOPS® Growth ETF	For each of the two years in the period ended December 31, 2024

TOPS® Moderate Growth ETF	For each of the two years in the period ended December 31, 2024

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2024

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2024

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2024

Vanguard® VIF International	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2024

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2024

Victory RS Partners	For each of the two years in the period ended December 31, 2024

Victory RS Science and Technology	For each of the two years in the period ended December 31, 2024

Victory RS Value	For each of the two years in the period ended December 31, 2024

Virtus Ceredex Mid Cap Value Equity	For each of the two years in the period ended December 31, 2024

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2024

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2024

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2024

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2024

Virtus Tactical Allocation Series	For each of the two years in the period ended December 31, 2024

Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2024

VY CBRE Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2024

VY CBRE Real Estate Portfolio	For each of the two years in the period ended December 31, 2024

Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2024

SBL Variable Annuity Account XIV

Statements of Net Assets

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio	244,925	$4,069,815	$4,413,549	$—	$4,413,549	295,578	$14.57	$20.76
AB VPS Dynamic Asset Allocation	57,604	644,381	559,907	—	559,907	55,707	10.00	10.42
AB VPS Relative Value Portfolio	3,013	91,381	93,018	—	93,018	3,810	24.42	24.42
AB VPS Sustainable Global Thematic Growth	4,347	135,755	142,579	—	142,579	6,585	21.65	21.65
AFIS Capital World Growth and Income	7,735	110,361	116,640	—	116,640	8,132	14.08	15.72
AFIS U.S. Government Securities	46,320	476,192	437,263	—	437,263	56,996	6.93	7.74
AFIS Washington Mutual Investors	52,934	708,299	864,940	—	864,940	46,275	17.96	20.06
Alger Capital Appreciation (f)	2,463	181,083	253,062	—	253,062	7,441	32.85	43.28
Alger Large Cap Growth	4,409	315,531	393,271	—	393,271	26,453	14.54	14.92
Allspring Growth (f)	33,779	1,023,687	818,796	—	818,796	27,801	29.41	29.41
Allspring International Equity VT (e)	—	—	—	—	—	—	9.89	9.89
Allspring Large Cap Core	52,262	864,828	920,865	—	920,865	42,870	21.31	29.84
Allspring Opportunity	12,799	574,298	645,336	—	645,336	26,677	24.20	35.47
Allspring Opportunity VT	34,631	894,714	930,180	—	930,180	37,092	20.48	27.36
Allspring Small Company Value	141,908	4,108,795	5,066,099	—	5,066,099	373,417	13.42	13.57
Allspring VT Discovery All Cap Growth Fund	6,983	197,729	191,820	—	191,820	8,287	23.15	23.15
ALPS/Alerian Energy Infrastructure	21,254	211,367	303,505	—	303,505	23,972	11.90	13.46
American Century Diversified Bond	22,861	225,267	206,890	—	206,890	29,466	7.03	7.03
American Century Equity Income	1,013,950	8,658,107	8,466,480	—	8,466,480	381,208	17.31	22.40
American Century Heritage	98,939	2,012,146	1,936,245	—	1,936,245	61,653	30.98	42.70
American Century International Bond (e)	—	—	—	—	—	—	4.91	4.91
American Century International Growth	357,812	4,487,627	4,418,978	—	4,418,978	432,946	10.00	14.67
American Century Select	35,247	2,662,767	4,075,998	—	4,075,998	154,444	26.05	37.57
American Century Strategic Allocation: Aggressive	162,383	1,242,261	1,297,440	—	1,297,440	78,800	15.88	16.47
American Century Strategic Allocation: Conservative	96,816	545,914	521,840	—	521,840	44,781	11.23	11.65
American Century Strategic Allocation: Moderate	604,990	3,888,171	3,841,684	—	3,841,684	271,649	13.65	14.16
American Century Ultra®	11,630	694,106	997,657	—	997,657	22,282	44.87	44.87
American Funds IS® Asset Allocation	1,002,911	23,837,919	25,483,972	—	25,483,972	1,686,974	14.12	15.77
American Funds IS® Capital World Bond	180,029	2,060,663	1,686,872	—	1,686,872	267,688	5.87	6.56
American Funds IS® Global Growth	364,602	11,916,645	13,100,166	—	13,100,166	696,095	17.57	19.62
American Funds IS® Global Small Capitalization	50,008	1,055,138	850,636	—	850,636	72,184	10.87	12.14
American Funds IS® Growth	40,443	3,587,138	4,949,357	—	4,949,357	152,100	30.74	34.32
American Funds IS® Growth-Income	504,664	26,561,150	33,883,172	—	33,883,172	1,511,578	20.95	23.39
American Funds IS® International	426,196	7,793,386	7,441,385	—	7,441,385	792,748	8.72	9.73
American Funds IS® International Growth and Income	61,357	706,032	597,621	—	597,621	64,827	8.44	9.43
American Funds IS® Mortgage	5,159	53,210	45,712	—	45,712	5,929	7.70	7.70
American Funds IS® New World	181,873	4,638,905	4,746,877	—	4,746,877	421,420	10.33	11.53
AMG River Road Mid Cap Value	91,916	2,210,409	1,853,940	—	1,853,940	79,021	22.64	23.48
Ariel®	35,942	2,326,846	2,600,392	—	2,600,392	111,699	23.07	26.37
Baron Asset	5,584	451,853	509,742	—	509,742	21,687	23.51	23.51
BlackRock Advantage Large Cap Core V.I.	37,668	856,434	938,299	—	938,299	32,337	23.93	30.65

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Advantage Small Cap Growth	11,658	$149,152	$157,039	$—	$157,039	7,923	$19.82	$19.82
BlackRock Basic Value V.I.	21,474	287,555	274,217	—	274,217	14,744	15.01	20.11
BlackRock Capital Appreciation V.I.	112,728	909,493	787,967	—	787,967	22,331	30.43	35.58
BlackRock Equity Dividend	29,286	585,981	552,622	—	552,622	28,014	19.74	19.74
BlackRock Equity Dividend V.I.	1,026,723	11,706,149	10,801,122	—	10,801,122	638,064	16.59	21.64
BlackRock Global Allocation	4,580	87,765	84,859	—	84,859	6,980	12.18	12.18
BlackRock Global Allocation V.I.	179,359	2,537,702	2,311,943	—	2,311,943	203,484	10.97	12.54
BlackRock High Yield V.I.	868,868	6,115,345	5,995,190	33,212	6,028,402	564,102	10.36	11.87
BlackRock International Dividend (e)	—	—	—	—	—	—	11.58	11.58
BlackRock Large Cap Focus Growth V.I.	6,370	107,211	142,360	—	142,360	3,456	32.34	41.19
BNY Mellon Appreciation	188,893	7,287,415	7,400,819	—	7,400,819	334,290	21.77	27.77
BNY Mellon Dynamic Value	120,754	4,618,219	5,325,262	—	5,325,262	179,680	25.97	39.09
BNY Mellon IP MidCap Stock	117,357	2,269,566	2,398,783	—	2,398,783	162,449	14.79	14.79
BNY Mellon IP Small Cap Stock Index	453,169	8,428,317	8,786,938	—	8,786,938	511,481	16.01	22.72
BNY Mellon IP Technology Growth	667,551	16,465,886	21,067,907	—	21,067,907	515,655	30.40	42.06
BNY Mellon Opportunistic Midcap Value	88,729	2,706,567	2,689,388	—	2,689,388	105,860	23.65	39.34
BNY Mellon Stock Index	633	45,939	50,629	—	50,629	1,536	24.57	32.89
BNY Mellon VIF Appreciation	158,014	5,907,086	5,631,619	—	5,631,619	274,190	20.54	25.68
Calamos® Growth	221,008	8,304,882	9,799,483	—	9,799,483	330,630	29.34	36.01
Calamos® Growth and Income	201,547	7,081,851	9,807,295	—	9,807,295	375,768	20.91	28.48
Calamos® High Income Opportunities	45,230	375,336	351,440	—	351,440	31,105	10.59	11.29
ClearBridge Small Cap Growth	—	—	—	—	—	—	19.51	19.51
ClearBridge Variable Growth (c)	359,279	7,389,966	4,965,231	—	4,965,231	254,625	17.30	19.63
ClearBridge Variable Small Cap Growth	159,039	4,615,255	4,403,803	—	4,403,803	189,955	20.56	23.48
Delaware VIP Global Equity (d)	—	—	—	—	—	—	15.85	15.85
Delaware VIP Real Estate Securities (e)	—	—	—	—	—	—	10.69	13.94
Dimensional VA Equity Allocation	125,837	1,700,969	1,995,782	—	1,995,782	132,483	15.06	15.06
Dimensional VA Global Bond Portfolio	235,854	2,362,023	2,297,220	—	2,297,220	296,073	6.92	7.76
Dimensional VA Global Moderate Allocation	28,481	442,221	465,659	—	465,659	36,126	12.89	12.89
Dimensional VA International Small Portfolio	271,003	3,306,311	3,140,928	—	3,140,928	228,592	11.21	13.98
Dimensional VA International Value Portfolio	291,852	3,872,476	3,983,777	—	3,983,777	312,211	10.53	12.87
Dimensional VA Short-Term Fixed Portfolio	675,042	6,906,316	6,797,678	—	6,797,678	891,238	6.74	7.63
Dimensional VA U.S. Large Value Portfolio	229,749	7,051,165	7,478,337	—	7,478,337	333,001	16.14	23.44
Dimensional VA U.S. Targeted Value Portfolio	160,339	3,452,060	3,618,856	—	3,618,856	153,311	16.91	24.61
DWS Capital Growth VIP (e)	—	—	—	—	—	—	36.88	36.88
DWS Core Equity VIP (e)	—	—	—	—	—	—	23.38	30.80
DWS CROCI® U.S. VIP (e)	—	—	—	—	—	—	11.78	15.04
DWS Global Small Cap VIP (e)	—	—	—	—	—	—	10.01	12.23
DWS High Income VIP (e)	—	—	—	—	—	—	9.44	10.74

(c)	Name change. See Note 1.
(d)	Merger. See Note 1.
(e)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
DWS International Growth VIP (e)	—	$—	$—	$—	$—	—	$12.01	$12.01
DWS Small Mid Cap Value VIP	4,843	65,825	66,887	—	66,887	4,786	11.83	14.40
Eaton Vance VT Floating-Rate Income	540,350	4,646,086	4,652,410	—	4,652,410	499,937	9.18	10.26
Federated Hermes Corporate Bond	715,794	6,398,081	5,890,985	—	5,890,985	569,244	9.72	10.37
Federated Hermes Fund for U.S. Government Securities II	176,600	1,848,789	1,601,764	—	1,601,764	246,515	6.36	7.75
Federated Hermes High Income Bond II	584,658	3,434,303	3,297,469	—	3,297,469	230,994	9.68	14.31
Fidelity® Advisor Dividend Growth	111,352	1,831,591	2,382,924	—	2,382,924	126,710	18.71	24.00
Fidelity® Advisor International Capital Appreciation (f)	8,466	125,002	242,707	—	242,707	14,482	16.70	20.39
Fidelity® Advisor Leveraged Company Stock Class M-1 (d)	—	—	—	—	—	—	24.36	24.36
Fidelity® Advisor Leveraged Company Stock Class M-2 (a)(d)	2,413	94,438	92,092	—	92,092	9,258	9.95	9.95
Fidelity® Advisor New Insights	8,833	272,458	338,491	—	338,491	11,170	30.28	30.28
Fidelity® Advisor Real Estate	69,622	1,335,871	1,135,535	—	1,135,535	84,241	8.83	21.21
Fidelity® Advisor Stock Selector Mid Cap	50,884	1,835,894	2,158,488	—	2,158,488	99,828	21.61	28.93
Fidelity® Advisor Value Strategies	47,434	1,807,261	2,220,399	—	2,220,399	90,197	24.43	32.36
Fidelity® VIP Balanced	200,621	4,265,271	4,752,706	—	4,752,706	234,718	17.56	21.12
Fidelity® VIP Contrafund	362,553	15,142,546	20,121,690	—	20,121,690	574,942	26.33	38.36
Fidelity® VIP Disciplined Small Cap	52,970	944,040	995,303	—	995,303	45,827	15.98	21.79
Fidelity® VIP Emerging Markets	131,430	1,552,663	1,507,503	—	1,507,503	122,281	11.38	12.37
Fidelity® VIP Equity-Income	256,922	6,234,854	6,551,500	—	6,551,500	394,815	16.56	16.56
Fidelity® VIP Growth & Income	279,333	6,889,186	8,220,780	—	8,220,780	382,971	20.84	30.10
Fidelity® VIP Growth Opportunities	624,039	34,152,143	50,141,523	—	50,141,523	1,224,881	39.44	50.71
Fidelity® VIP High Income	331,832	1,572,634	1,483,290	—	1,483,290	154,339	9.27	10.42
Fidelity® VIP Index 500	50,887	18,799,842	28,559,408	—	28,559,408	1,047,925	25.02	30.76
Fidelity® VIP Investment Grade Bond	732,627	8,397,221	7,780,495	—	7,780,495	878,322	7.56	9.34
Fidelity® VIP Mid Cap	26,073	963,063	925,059	—	925,059	46,226	17.28	20.71
Fidelity® VIP Overseas	231,634	5,551,290	5,825,607	—	5,825,607	501,328	11.43	12.92
Fidelity® VIP Real Estate	13,140	241,094	226,922	—	226,922	16,325	10.40	14.02
Fidelity® VIP Strategic Income	201,742	2,173,306	2,132,412	—	2,132,412	212,193	8.81	10.12
Franklin Allocation VIP Fund	361,594	2,224,403	1,970,688	—	1,970,688	160,699	12.28	12.28
Franklin DynaTech VIP	32,367	172,812	180,286	—	180,286	6,851	24.78	29.61
Franklin Growth and Income VIP Fund	103,214	883,169	735,918	—	735,918	38,263	17.70	23.71
Franklin Income VIP Fund	692,575	10,339,071	9,945,376	—	9,945,376	806,912	11.19	13.65
Franklin Large Cap Growth VIP Fund	1,451	24,402	30,114	—	30,114	1,226	24.57	24.57
Franklin Mutual Global Discovery VIP Fund	436,985	8,152,522	7,664,710	—	7,664,710	561,054	12.33	13.69
Franklin Mutual Shares VIP Fund	1,624	26,492	26,624	—	26,624	2,047	12.42	16.24
Franklin Rising Dividends VIP Fund	39,224	1,068,302	1,101,398	—	1,101,398	47,778	19.46	27.10
Franklin Small Cap Value VIP Fund	399,304	5,744,830	5,718,027	—	5,718,027	327,423	15.23	20.04
Franklin Small-Mid Cap Growth VIP Fund	173,472	2,719,477	2,565,645	—	2,565,645	112,602	18.07	42.20

(a)	New subaccount. See Note 1.
(d)	Merger. See Note 1.
(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Franklin Strategic Income VIP Fund	168,289	$1,672,144	$1,506,184	$—	$1,506,184	186,036	$7.67	$9.05
Franklin U.S. Government Securities VIP Fund	61,676	641,323	627,863	—	627,863	88,532	6.60	7.18
Goldman Sachs Emerging Markets Equity	53,572	1,036,210	1,108,411	—	1,108,411	136,311	7.65	8.15
Goldman Sachs Government Income	89,284	1,308,798	1,139,259	—	1,139,259	169,488	6.31	6.72
Goldman Sachs VIT International Equity Insights	18,737	167,443	165,633	—	165,633	15,584	9.77	11.14
Goldman Sachs VIT Large Cap Value	18,986	164,916	163,852	—	163,852	7,758	21.12	21.12
Goldman Sachs VIT Mid Cap Growth Fund	26,360	351,964	290,224	—	290,224	11,074	26.20	26.20
Goldman Sachs VIT Mid Cap Value	31,428	537,816	537,418	—	537,418	30,853	15.74	20.58
Goldman Sachs VIT Small Cap Equity Insights	28,730	360,185	380,670	—	380,670	17,985	16.43	22.07
Goldman Sachs VIT Strategic Growth	19,259	261,060	292,159	—	292,159	6,986	41.79	41.79
Guggenheim Core Bond	257,427	4,738,196	4,136,851	—	4,136,851	491,448	7.48	8.45
Guggenheim Floating Rate Strategies	56,348	1,405,908	1,364,743	—	1,364,743	127,605	10.71	10.71
Guggenheim High Yield	281,223	3,033,374	2,798,169	—	2,798,169	187,576	13.67	16.16
Guggenheim Long Short Equity (e)	—	—	—	—	—	—	12.77	12.77
Guggenheim Macro Opportunities	1,106	27,463	27,232	—	27,232	2,680	10.16	10.16
Guggenheim Managed Futures Strategy	797	17,423	15,881	—	15,881	2,156	7.36	7.36
Guggenheim Multi-Hedge Strategies	811	22,055	20,170	—	20,170	2,629	7.67	7.67
Guggenheim Small Cap Value (e)	—	—	—	—	—	—	15.20	15.20
Guggenheim Total Return Bond	11,817	306,637	276,876	—	276,876	30,260	9.16	9.16
Guggenheim VIF Alpha Opportunity (e)	—	—	—	—	—	—	15.11	17.18
Guggenheim VIF Floating Rate Strategies	279,050	6,836,902	6,956,719	—	6,956,719	703,406	9.24	10.31
Guggenheim VIF Global Managed Futures Strategy	103,197	1,862,771	1,706,879	—	1,706,879	336,785	4.88	7.43
Guggenheim VIF High Yield	562,179	14,860,947	13,953,276	—	13,953,276	509,155	9.90	33.95
Guggenheim VIF Long Short Equity (e)	—	—	—	—	—	—	9.55	14.03
Guggenheim VIF Managed Asset Allocation (e)	—	—	—	—	—	—	12.62	14.68
Guggenheim VIF Multi-Hedge Strategies	68,138	1,738,314	1,617,607	—	1,617,607	277,193	5.25	7.46
Guggenheim VIF Total Return Bond	2,085,839	32,452,154	29,785,778	—	29,785,778	3,210,753	7.75	9.64
Invesco American Franchise	58,588	1,147,057	1,719,562	—	1,719,562	75,612	22.55	34.32
Invesco Comstock	339,914	8,093,483	9,718,142	—	9,718,142	440,795	21.37	30.36
Invesco Developing Markets	6,398	260,855	248,226	—	248,226	31,097	7.98	7.98
Invesco Discovery	2,079	188,852	200,418	—	200,418	7,471	26.88	26.88
Invesco Discovery Mid Cap Growth	40,906	983,798	1,141,282	—	1,141,282	62,163	18.26	33.18
Invesco Energy	2,611	63,951	74,536	—	74,536	11,971	6.23	6.23
Invesco Equity and Income	780,382	7,851,741	8,131,581	—	8,131,581	415,711	17.23	21.78
Invesco Global	5,798	524,436	542,955	—	542,955	25,150	21.62	21.62
Invesco Gold & Special Minerals	6,689	160,554	171,711	—	171,711	17,800	9.65	9.65
Invesco Main Street Mid Cap	56,890	1,341,797	1,636,712	—	1,636,712	103,273	15.61	15.87
Invesco Oppenheimer V.I. International Growth Fund	131,335	293,262	257,416	—	257,416	22,357	9.43	11.80
Invesco Small Cap Growth (f)	60,613	1,941,009	1,792,328	—	1,792,328	80,281	22.29	32.26
Invesco Technology	29,207	1,411,826	1,802,933	—	1,802,933	114,867	15.69	15.69

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. American Franchise Series I	23,276	$1,318,358	$1,851,164	$—	$1,851,164	84,273	$21.96	$21.96
Invesco V.I. American Franchise Series II	323	21,260	23,107	—	23,107	796	28.97	28.97
Invesco V.I. American Value	256,555	4,287,547	4,446,093	—	4,446,093	314,243	13.16	23.26
Invesco V.I. Balanced-Risk Allocation	11,563	109,687	95,628	—	95,628	10,015	9.15	10.21
Invesco V.I. Comstock	1,199,142	24,612,244	24,714,322	—	24,714,322	1,175,082	17.48	24.49
Invesco V.I. Core Equity	1,203	36,624	40,156	—	40,156	2,093	17.09	22.21
Invesco V.I. Core Plus Bond	1,886,987	10,778,630	10,604,867	—	10,604,867	1,142,434	9.19	9.34
Invesco V.I. Discovery Mid Cap Growth	73,664	5,002,583	4,930,301	—	4,930,301	247,413	15.95	21.82
Invesco V.I. Equally-Weighted S&P 500	54,303	1,453,360	1,478,681	—	1,478,681	130,644	11.03	11.33
Invesco V.I. Equity and Income	412,684	6,976,685	7,151,809	—	7,151,809	403,169	13.86	17.89
Invesco V.I. EVQ International Equity Fund	462,926	15,598,170	15,225,632	—	15,225,632	1,116,068	9.71	16.23
Invesco V.I. Global	113,368	4,393,828	4,382,815	—	4,382,815	255,901	17.00	21.09
Invesco V.I. Global Core Equity	4,367	40,757	48,513	—	48,513	3,363	14.43	14.43
Invesco V.I. Global Real Estate Series I	369,751	5,818,388	4,950,959	—	4,950,959	292,705	15.06	17.18
Invesco V.I. Global Real Estate Series II	7,669	112,285	100,078	—	100,078	10,318	9.67	9.67
Invesco V.I. Global Strategic Income	40,194	176,464	177,659	—	177,659	24,969	7.12	8.06
Invesco V.I. Government Money Market	40,175,070	40,175,070	40,175,070	—	40,175,070	4,849,423	7.87	8.29
Invesco V.I. Government Securities	921,917	10,340,522	9,348,234	—	9,348,234	1,364,367	6.25	7.44
Invesco V.I. Growth and Income	2,224	45,195	45,059	—	45,059	2,353	16.27	22.07
Invesco V.I. Health Care Series I	195,790	5,380,192	5,284,383	—	5,284,383	215,299	21.81	24.87
Invesco V.I. Health Care Series II	3,874	89,850	95,700	—	95,700	7,203	13.34	19.86
Invesco V.I. Main Street Mid Cap Fund®	879,430	9,085,366	9,401,110	—	9,401,110	422,113	15.82	25.19
Invesco V.I. Main Street Small Cap Fund®	430,261	10,601,922	12,258,144	—	12,258,144	398,325	17.50	39.76
Invesco V.I. Small Cap Equity	3,075	47,076	53,328	—	53,328	2,841	18.77	18.77
Invesco Value Opportunities	123,537	1,659,978	2,649,861	—	2,649,861	145,136	18.29	25.00
Janus Henderson Adaptive Risk Managed U.S. Equity	60,865	644,973	724,295	—	724,295	46,149	15.29	15.70
Janus Henderson Mid Cap Value	2,901	46,175	46,184	—	46,184	2,729	16.91	16.91
Janus Henderson Overseas	82,563	3,156,329	3,730,198	—	3,730,198	475,735	7.40	7.88
Janus Henderson VIT Enterprise	377,885	24,287,644	28,235,568	—	28,235,568	938,943	23.61	31.40
Janus Henderson VIT Mid Cap Value	17,389	272,614	307,429	—	307,429	20,203	14.25	17.48
Janus Henderson VIT Overseas	15,493	568,160	647,149	—	647,149	77,759	8.06	9.96
Janus Henderson VIT Research	317,059	11,732,549	17,894,817	—	17,894,817	572,607	28.98	37.59
Lord Abbett Series Bond-Debenture VC	410,707	4,709,809	4,271,348	—	4,271,348	430,377	9.46	11.54
Lord Abbett Series Developing Growth VC	68,193	2,268,537	1,993,291	—	1,993,291	117,866	16.64	22.91
Lord Abbett Series Dividend Growth VC	4,683	78,582	87,014	—	87,014	3,326	21.20	27.37
Lord Abbett Series Growth Opportunities VC	283	2,498	3,292	—	3,292	156	21.15	21.15
Lord Abbett Series Mid Cap Stock VC	2,759	69,909	72,964	—	72,964	4,088	17.84	17.84
Lord Abbett Series Total Return VC	38,591	619,553	536,034	—	536,034	61,930	7.50	8.79
LVIP American Century Disciplined Core Value (c)	17,940	171,696	153,652	—	153,652	7,647	16.18	22.75
LVIP American Century Inflation Protection (c)	70,291	708,980	644,146	—	644,146	86,571	7.25	7.45
LVIP American Century International (c)	4,804	51,150	51,278	—	51,278	4,382	11.71	11.71

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
LVIP American Century Mid Cap Value (c)(f)	213,273	$4,229,741	$4,196,991	$—	$4,196,991	209,837	$16.09	$22.12
LVIP American Century Ultra (c)	736,537	15,127,679	21,385,363	—	21,385,363	437,053	43.13	49.18
LVIP American Century Value (c)	1,990,369	21,387,553	24,374,062	—	24,374,062	891,681	15.87	27.54
LVIP JPMorgan Core Bond Fund	467,294	4,918,690	4,427,610	—	4,427,610	574,391	7.15	7.76
LVIP JPMorgan Small Cap Core Fund	23,696	532,208	507,150	—	507,150	25,506	14.71	20.80
LVIP JPMorgan US Equity Fund	8,836	303,086	385,676	—	385,676	13,305	26.46	35.91
Macquarie Asset Strategy (c)	11,766	268,350	250,490	—	250,490	19,402	12.91	12.91
Macquarie VIP Asset Strategy (c)	125,724	1,136,282	1,167,975	—	1,167,975	106,334	10.96	13.09
Macquarie VIP Balanced (c)	20,385	135,397	125,572	—	125,572	6,929	18.14	18.14
Macquarie VIP Core Equity (c)	17,156	224,797	246,193	—	246,193	7,728	31.85	31.85
Macquarie VIP Energy (c)	24,407	126,637	114,225	—	114,225	23,600	4.82	4.88
Macquarie VIP Global Growth (c)	25,113	86,516	91,661	—	91,661	4,763	19.25	19.25
Macquarie VIP Growth (c)	11,424	107,671	122,125	—	122,125	2,837	43.13	43.13
Macquarie VIP High Income (c)	143,666	438,310	420,942	—	420,942	40,869	9.67	12.65
Macquarie VIP International Core Equity (c)	21,058	347,335	347,886	—	347,886	31,025	10.62	11.24
Macquarie VIP Limited-Term Bond Series (c)	3,132	15,486	14,721	—	14,721	1,838	7.98	7.98
Macquarie VIP Mid Cap Growth (c)	21,151	242,255	210,032	—	210,032	9,951	18.65	23.35
Macquarie VIP Natural Resources (c)	44,463	187,239	197,861	—	197,861	31,864	5.57	6.22
Macquarie VIP Science And Technology (c)	8,409	224,665	244,620	—	244,620	7,721	27.10	38.99
Macquarie VIP Small Cap Growth (c)	28,214	221,051	185,366	—	185,366	11,873	14.82	16.13
Macquarie VIP Smid Cap Core (c)	7,357	99,790	96,375	—	96,375	5,488	15.82	19.62
Macquarie VIP Value (c)	1,978	11,399	9,258	—	9,258	460	20.11	20.11
MFS® VIT Emerging Markets Equity	7,840	114,751	104,501	—	104,501	13,078	7.96	8.08
MFS® VIT Global Tactical Allocation	244	3,775	3,366	—	3,366	370	9.11	9.11
MFS® VIT II MA Investors Growth Stock	10,345	226,514	241,345	—	241,345	6,966	34.25	34.90
MFS® VIT II Research International	486,464	7,827,926	8,201,783	—	8,201,783	874,953	7.64	11.10
MFS® VIT International Intrinsic Value	44,583	1,209,935	1,300,472	—	1,300,472	103,316	12.45	13.90
MFS® VIT Investors Trust	3,955	142,914	153,791	—	153,791	6,701	20.80	28.03
MFS® VIT New Discovery	18,566	273,906	199,584	—	199,584	11,059	15.00	18.78
MFS® VIT Research	1,424	42,958	49,556	—	49,556	1,676	29.57	29.57
MFS® VIT Total Return	621,972	13,849,091	14,081,439	—	14,081,439	944,579	12.52	15.94
MFS® VIT Total Return Bond	27,645	353,575	311,563	—	311,563	36,867	7.57	8.67
MFS® VIT Utilities	367,207	11,487,836	12,272,048	—	12,272,048	586,869	12.91	21.96
Morgan Stanley VIF Emerging Markets Debt	70,801	411,054	384,450	—	384,450	46,424	8.26	8.31
Morgan Stanley VIF Emerging Markets Equity	252,608	3,671,764	3,453,154	—	3,453,154	475,012	6.06	8.56
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	132,408	1,754,441	2,036,430	—	2,036,430	137,168	14.83	18.07
Morningstar Balanced ETF Asset Allocation Portfolio	941,339	10,250,125	10,495,931	—	10,495,931	834,668	11.38	13.47
Morningstar Conservative ETF Asset Allocation Portfolio	241,446	2,580,787	2,462,748	—	2,462,748	282,443	8.07	9.01
Morningstar Growth ETF Asset Allocation Portfolio	493,310	5,606,107	6,092,380	—	6,092,380	448,722	13.27	16.16
Morningstar Income and Growth ETF Asset Allocation Portfolio	134,598	1,371,781	1,391,740	—	1,391,740	130,216	9.67	11.13

(c)	Name change. See Note 1.
(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
NAA All Cap Value Series (c)	455,495	$13,830,392	$15,404,846	$—	$15,404,846	625,509	$16.14	$34.06
NAA Large Cap Value (c)	32,361	1,424,323	1,426,475	—	1,426,475	78,568	18.12	24.61
NAA Large Cap Value Series (c)	484,650	18,383,491	20,112,964	—	20,112,964	940,311	16.87	33.69
NAA Large Core (c)	75,506	1,577,325	1,557,697	—	1,557,697	79,512	18.82	25.80
NAA Large Core Series (c)	330,771	13,132,758	16,459,174	—	16,459,174	933,867	17.47	33.31
NAA Large Growth Series (c)	501,538	9,379,050	12,267,611	—	12,267,611	537,565	22.83	34.38
NAA Mid Growth (c)	48,265	1,797,316	1,794,487	—	1,794,487	88,316	20.04	30.46
NAA Mid Growth Series (c)	180,544	8,582,247	9,438,833	—	9,438,833	433,335	20.41	42.65
NAA Opportunity (c)	4,536	66,042	95,629	—	95,629	6,212	12.53	17.59
NAA Small Cap Value Series (c)	316,473	12,475,659	14,019,758	—	14,019,758	349,038	12.53	42.62
NAA Small Growth Series (c)	100,874	2,836,390	2,951,586	—	2,951,586	228,954	12.42	22.70
NAA SMid Cap Value (c)	290,576	10,029,479	10,696,085	—	10,696,085	319,199	22.47	40.94
NAA Smid-Cap Value Series (c)	366,942	23,438,088	27,729,808	—	27,729,808	639,237	14.96	46.53
NAA World Equity Income (c)	310,788	4,559,662	4,969,502	—	4,969,502	347,256	13.66	19.86
NAA World Equity Income Series (c)	797,378	9,502,223	11,825,117	—	11,825,117	820,463	12.96	16.58
Neuberger Berman AMT Sustainable Equity I	85,569	2,421,865	3,416,780	—	3,416,780	204,821	16.34	27.72
Neuberger Berman AMT Sustainable Equity S	182,277	4,855,330	7,307,496	—	7,307,496	179,770	36.34	40.69
Neuberger Berman Core Bond	304,586	3,004,965	2,646,856	—	2,646,856	322,230	7.50	8.40
Neuberger Berman Large Cap Value	14,734	545,620	663,638	—	663,638	40,006	16.00	16.60
Neuberger Berman Sustainable Equity	33,449	1,305,793	1,630,305	—	1,630,305	62,238	24.62	26.30
North Square Spectrum Alpha	378	4,190	3,117	—	3,117	172	18.08	18.08
Northern Global Tactical Asset Allocation	7,326	86,101	94,364	—	94,364	7,256	13.00	13.00
Northern Large Cap Core	5,684	115,577	161,154	—	161,154	5,417	29.75	29.75
Northern Large Cap Value	13,894	261,098	283,167	—	283,167	13,187	21.50	21.50
PGIM Focused Growth	122,724	2,771,845	3,276,719	—	3,276,719	323,893	10.05	10.11
PGIM Jennison Mid-Cap Growth	16,011	283,678	240,169	—	240,169	11,222	21.41	21.41
PGIM Jennison Natural Resources	320	14,635	16,273	—	16,273	2,250	7.24	7.24
PGIM Jennison Small Company	21,230	469,212	443,714	—	443,714	19,892	22.34	22.34
PGIM Quant Solutions Small-Cap Value (f)	12,976	259,194	219,685	—	219,685	15,849	13.03	13.89
PIMCO All Asset	14,505	169,591	155,351	—	155,351	15,128	10.31	10.31
PIMCO CommodityRealReturn Strategy	5,672	99,547	70,217	—	70,217	14,425	4.89	4.89
PIMCO Emerging Markets Bond	6,497	60,031	54,902	—	54,902	6,350	8.65	8.65
PIMCO High Yield	145,961	1,259,472	1,170,603	—	1,170,603	76,502	12.07	15.93
PIMCO International Bond (U.S. Dollar-Hedged)	412,658	4,310,144	4,097,697	—	4,097,697	403,432	9.55	10.19
PIMCO Low Duration	5,595	52,259	51,756	—	51,756	7,431	6.96	6.96
PIMCO Real Return	73,002	815,392	727,831	—	727,831	89,023	8.18	8.18
PIMCO StocksPLUS® Small Fund	56,889	479,646	426,099	—	426,099	21,529	19.77	19.77
PIMCO Total Return	161,167	1,623,585	1,366,694	—	1,366,694	163,257	8.37	8.37
PIMCO VIT All Asset Administrative	430,700	4,487,270	3,785,849	—	3,785,849	274,910	12.12	13.82
PIMCO VIT All Asset Advisor	99,797	966,420	892,189	—	892,189	82,571	9.41	10.81

(c)	Name change. See Note 1.
(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
PIMCO VIT CommodityRealReturn Strategy Administrative	631,945	$4,605,803	$3,444,101	$—	$3,444,101	687,530	$4.36	$5.05
PIMCO VIT CommodityRealReturn Strategy Advisor	40,307	271,255	224,109	—	224,109	48,407	4.59	5.56
PIMCO VIT Emerging Markets Bond	167,196	1,977,447	1,778,965	—	1,778,965	171,716	8.50	10.70
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	808	8,595	7,462	—	7,462	810	9.21	9.21
PIMCO VIT Global Managed Asset Allocation	8,725	99,138	87,773	—	87,773	7,324	11.21	12.52
PIMCO VIT High Yield	42,155	313,916	305,201	—	305,201	16,791	18.19	18.19
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	678,244	7,075,969	6,782,438	—	6,782,438	622,411	9.95	10.89
PIMCO VIT International Bond Portfolio (Unhedged)	25,867	199,809	182,881	—	182,881	30,019	6.09	6.09
PIMCO VIT Low Duration Administrative (f)	2,328,061	23,063,885	22,442,503	—	22,442,503	3,086,173	6.54	8.46
PIMCO VIT Low Duration Advisor	52,473	524,301	505,836	—	505,836	67,074	6.91	7.64
PIMCO VIT Real Return Administrative (f)	1,280,901	16,198,704	14,743,167	—	14,743,167	1,577,290	8.50	10.13
PIMCO VIT Real Return Advisor	64,833	813,623	746,228	—	746,228	88,431	7.47	8.68
PIMCO VIT Short-Term	400,423	4,110,250	4,132,367	—	4,132,367	505,530	7.65	8.46
PIMCO VIT Total Return Administrative	948,336	9,818,225	8,572,957	—	8,572,957	1,022,530	8.35	8.35
PIMCO VIT Total Return Advisor	1,478,865	14,574,841	13,368,939	—	13,368,939	1,668,536	7.29	8.44
Pioneer Bond VCT	7,711	78,043	72,406	—	72,406	8,596	8.43	8.43
Pioneer Equity Income VCT	1,204	21,282	16,034	—	16,034	1,008	15.89	15.89
Pioneer High Yield VCT	7,573	65,918	63,613	—	63,613	6,400	9.24	10.96
Pioneer Strategic Income	6,643	68,377	62,376	—	62,376	7,000	8.92	8.92
Pioneer Strategic Income VCT	88,547	796,435	781,868	—	781,868	90,030	8.05	8.87
Putnam VT Core Equity Fund	21,776	445,760	488,005	—	488,005	14,356	26.65	36.00
Putnam VT Diversified Income	23,256	120,933	107,445	—	107,445	12,296	8.74	8.74
Putnam VT Global Asset Allocation	42,524	834,265	864,946	—	864,946	50,035	14.06	17.37
Putnam VT High Yield	10,008	55,390	56,446	—	56,446	5,097	11.07	11.07
Putnam VT Income	5,588	56,069	44,818	—	44,818	5,606	8.01	8.01
Putnam VT Large Cap Growth Fund	41,518	555,140	714,103	—	714,103	15,654	35.90	47.45
Putnam VT Large Cap Value	51,953	1,355,183	1,684,314	—	1,684,314	61,592	20.87	28.42
Putnam VT Small Cap Growth	14,925	242,776	320,297	—	320,297	13,112	18.11	24.44
Putnam VT Small Cap Value	27,634	305,603	316,960	—	316,960	20,837	15.19	15.19
Redwood Managed Volatility (e)	—	—	—	—	—	—	9.51	9.51
Royce Micro-Cap	414,008	4,125,035	4,036,573	—	4,036,573	274,707	11.96	14.77
Royce Small-Cap Opportunity	186,645	2,381,922	2,626,098	—	2,626,098	123,468	20.49	21.25
Royce Small-Cap Value	101,898	998,756	1,020,003	—	1,020,003	74,850	13.15	13.64
Rydex VIF Banking	4,946	502,930	575,259	—	575,259	86,406	6.00	12.43
Rydex VIF Basic Materials	10,776	1,002,453	1,057,745	—	1,057,745	72,193	12.25	15.21
Rydex VIF Biotechnology	20,871	1,802,150	1,561,764	—	1,561,764	95,787	12.50	27.04
Rydex VIF Commodities Strategy	8,002	673,458	711,809	—	711,809	396,592	1.74	2.80
Rydex VIF Consumer Products	12,923	899,627	908,216	—	908,216	50,669	11.43	19.38
Rydex VIF Dow 2x Strategy (f)	4,394	704,939	1,008,668	—	1,008,668	24,888	34.66	40.91
Rydex VIF Electronics	9,962	1,579,639	2,334,630	—	2,334,630	84,453	17.14	49.64

(e) Liquidation. See Note 1.

(f) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Energy	8,547	$1,945,175	$2,051,302	$—	$2,051,302	310,844	$5.47	$7.80
Rydex VIF Energy Services	991	293,650	300,110	—	300,110	163,497	1.69	2.06
Rydex VIF Europe 1.25x Strategy (f)	2,226	258,666	264,030	—	264,030	43,470	5.29	6.09
Rydex VIF Financial Services	6,707	661,878	773,663	—	773,663	72,179	10.31	16.04
Rydex VIF Government Long Bond 1.2x Strategy (f)	22,104	649,262	401,403	—	401,403	73,223	5.08	6.99
Rydex VIF Health Care	27,272	2,134,888	2,156,086	—	2,156,086	115,770	15.86	22.79
Rydex VIF High Yield Strategy	2,208	173,591	176,616	—	176,616	18,351	9.63	10.58
Rydex VIF Internet	5,961	634,543	624,918	—	624,918	40,448	14.81	29.07
Rydex VIF Inverse Dow 2x Strategy (f)	4,555	372,130	138,851	—	138,851	1,645,990	0.03	0.25
Rydex VIF Inverse Government Long Bond Strategy (f)	2,374	221,663	273,634	—	273,634	169,534	1.56	2.35
Rydex VIF Inverse Mid-Cap Strategy (f)	504	18,024	15,085	—	15,085	46,878	0.32	1.56
Rydex VIF Inverse NASDAQ-100® Strategy (f)	8,334	121,134	107,341	—	107,341	840,054	0.12	0.22
Rydex VIF Inverse Russell 2000® Strategy (f)	2,313	76,242	63,154	—	63,154	179,173	0.31	0.56
Rydex VIF Inverse S&P 500 Strategy (f)	3,848	102,817	87,957	—	87,957	252,514	0.30	1.25
Rydex VIF Japan 2x Strategy (f)	2,399	198,147	182,572	—	182,572	20,105	9.05	9.64
Rydex VIF Leisure	2,580	304,081	324,743	—	324,743	23,423	13.71	16.57
Rydex VIF Mid-Cap 1.5x Strategy (f)	1,953	401,345	462,315	—	462,315	13,873	20.03	34.36
Rydex VIF Money Market	36,276,127	36,276,127	36,276,127	—	36,276,127	6,811,078	4.51	6.64
Rydex VIF NASDAQ-100®	108,348	7,585,071	9,324,445	—	9,324,445	216,627	37.92	55.32
Rydex VIF NASDAQ-100® 2x Strategy (f)	96,786	14,482,345	17,981,780	—	17,981,780	171,416	97.52	202.97
Rydex VIF Nova (f)	12,107	1,879,546	2,577,589	—	2,577,589	83,272	29.37	36.03
Rydex VIF Precious Metals	71,359	2,957,991	2,872,216	—	2,872,216	349,746	5.35	9.68
Rydex VIF Real Estate	31,801	1,293,168	1,198,582	—	1,198,582	89,319	8.37	13.95
Rydex VIF Retailing	2,805	304,780	366,566	—	366,566	18,874	15.39	21.60
Rydex VIF Russell 2000® 1.5x Strategy (f)	6,103	501,442	467,400	—	467,400	24,435	19.07	19.07
Rydex VIF Russell 2000® 2x Strategy (f)	61,257	10,599,439	9,877,753	—	9,877,753	928,972	10.62	11.93
Rydex VIF S&P 500 2x Strategy (f)	8,298	2,794,347	4,013,265	—	4,013,265	97,811	39.36	49.39
Rydex VIF S&P 500 Pure Growth	58,797	2,930,238	3,282,071	—	3,282,071	150,955	18.76	26.77
Rydex VIF S&P 500 Pure Value	76,101	4,020,463	4,602,572	—	4,602,572	273,228	13.90	17.09
Rydex VIF S&P MidCap 400 Pure Growth	38,464	1,466,683	1,469,339	—	1,469,339	73,653	12.47	21.17
Rydex VIF S&P MidCap 400 Pure Value	30,748	1,444,748	1,554,286	—	1,554,286	80,333	16.24	21.49
Rydex VIF S&P SmallCap 600 Pure Growth	23,788	1,336,334	1,257,188	—	1,257,188	77,424	12.10	16.77
Rydex VIF S&P SmallCap 600 Pure Value	17,792	1,397,604	1,508,579	—	1,508,579	112,421	11.73	14.60
Rydex VIF Strengthening Dollar 2x Strategy (f)	13,788	589,629	737,519	—	737,519	91,068	4.95	10.69
Rydex VIF Technology	15,738	2,202,252	3,347,768	—	3,347,768	152,937	20.18	36.51
Rydex VIF Telecommunications	6,969	409,365	443,063	—	443,063	88,262	4.66	9.09
Rydex VIF Transportation	4,233	371,891	381,001	—	381,001	22,748	14.40	17.30
Rydex VIF Utilities	63,196	2,143,646	2,366,062	—	2,366,062	221,132	9.97	15.80
Rydex VIF Weakening Dollar 2x Strategy (f)	1,484	83,523	53,613	—	53,613	25,386	2.08	2.25
T. Rowe Price Blue Chip Growth	63,557	2,698,067	3,581,413	—	3,581,413	92,673	30.16	41.87
T. Rowe Price Capital Appreciation	192,221	5,811,218	6,543,214	—	6,543,214	269,356	22.80	24.31

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
T. Rowe Price Equity Income	51,129	$1,451,279	$1,442,854	$—	$1,442,854	73,997	$15.16	$20.43
T. Rowe Price Growth Stock	70,293	4,557,260	6,687,707	—	6,687,707	212,749	30.27	31.40
T. Rowe Price Health Sciences	203,706	10,010,565	9,700,459	—	9,700,459	504,043	18.71	34.80
T. Rowe Price Limited-Term Bond	29,751	138,976	138,936	—	138,936	19,298	7.08	7.58
T. Rowe Price Retirement 2010	120	1,973	1,785	—	1,785	151	11.86	11.86
T. Rowe Price Retirement 2015	18,238	236,230	225,058	—	225,058	17,586	12.80	12.80
T. Rowe Price Retirement 2020	7,646	153,179	138,325	—	138,325	10,014	13.82	13.82
T. Rowe Price Retirement 2025	2,266	36,682	36,511	—	36,511	2,437	14.95	14.95
T. Rowe Price Retirement 2030	11,141	276,263	277,517	—	277,517	17,156	16.17	16.17
T. Rowe Price Retirement 2035	4,320	84,649	88,636	—	88,636	5,120	17.31	17.31
T. Rowe Price Retirement 2040	6,482	170,081	193,149	—	193,149	10,563	18.28	18.28
T. Rowe Price Retirement 2045	499	9,700	10,796	—	10,796	573	18.84	18.84
T. Rowe Price Retirement 2050	55	920	1,011	—	1,011	53	18.94	18.94
T. Rowe Price Retirement 2055	2,853	42,935	55,511	—	55,511	2,936	18.90	18.90
T. Rowe Price Retirement Balanced	5,880	87,333	77,845	—	77,845	7,058	11.01	11.01
Templeton Developing Markets VIP Fund	577,999	5,815,032	4,884,093	—	4,884,093	387,604	8.54	17.40
Templeton Foreign VIP Fund	229,630	2,928,345	3,159,714	—	3,159,714	360,770	8.27	13.91
Templeton Global Bond VIP Fund	66,409	933,567	755,737	—	755,737	134,202	5.12	5.86
Templeton Growth VIP Fund	—	—	—	—	—	—	10.02	10.02
Third Avenue Value	9,836	227,132	201,251	—	201,251	16,492	11.34	12.72
TOPS® Aggressive Growth ETF	2,815	55,270	62,687	—	62,687	4,466	14.04	14.04
TOPS® Balanced ETF	64,363	901,746	959,655	—	959,655	86,551	11.09	11.09
TOPS® Conservative ETF	79,654	1,030,548	1,041,877	—	1,041,877	100,524	10.37	10.37
TOPS® Growth ETF	19,865	377,264	432,273	—	432,273	32,635	13.25	13.25
TOPS® Moderate Growth ETF	88,265	1,310,153	1,430,780	—	1,430,780	117,157	12.21	12.21
VanEck VIP Global Gold	113,276	1,099,893	1,056,863	—	1,056,863	111,077	9.49	9.68
VanEck VIP Global Resources	23,595	669,348	567,449	—	567,449	120,298	4.65	5.73
Vanguard® VIF Balanced	256,408	5,992,443	6,351,223	—	6,351,223	402,086	14.15	15.94
Vanguard® VIF Capital Growth	45,128	1,964,185	2,298,837	—	2,298,837	104,281	19.92	22.43
Vanguard® VIF Conservative Allocation	325,604	8,354,853	8,117,315	—	8,117,315	728,572	10.27	11.57
Vanguard® VIF Diversified Value	148,495	2,293,347	2,472,436	—	2,472,436	135,806	16.36	18.42
Vanguard® VIF Equity Income	144,228	3,392,129	3,614,359	—	3,614,359	200,635	16.16	18.19
Vanguard® VIF Equity Index	171,596	9,678,462	12,378,952	—	12,378,952	522,896	21.09	23.75
Vanguard® VIF Global Bond Index	158,700	2,969,013	2,921,671	—	2,921,671	338,710	8.63	8.63
Vanguard® VIF Growth	109,930	3,034,230	3,698,032	—	3,698,032	141,502	23.34	26.28
Vanguard® VIF High Yield Bond	240,205	1,759,283	1,777,516	—	1,777,516	157,483	10.03	11.29
Vanguard® VIF International	190,283	5,726,308	4,871,253	—	4,871,253	304,770	14.20	15.99
Vanguard® VIF Mid-Cap Index	223,789	5,177,819	6,006,499	—	6,006,499	349,202	15.76	17.74
Vanguard® VIF Moderate Allocation	491,924	13,949,458	15,126,676	—	15,126,676	1,135,481	11.96	13.47
Vanguard® VIF Real Estate Index	210,631	2,672,904	2,472,814	—	2,472,814	210,339	10.48	11.80
Vanguard® VIF Short Term Investment Grade	1,012,577	10,423,547	10,551,051	—	10,551,051	1,182,582	7.94	8.94

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® VIF Small Company Growth (f)	9,651	$191,400	$188,295	$—	$188,295	11,267	$16.72	$16.72
Vanguard® VIF Total Bond Market Index	2,009,495	22,158,087	21,019,321	—	21,019,321	2,581,076	7.27	8.18
Vanguard® VIF Total International Stock Market Index	585,998	12,413,650	12,528,646	—	12,528,646	1,139,808	10.13	11.00
Vanguard® VIF Total Stock Market Index	684,232	33,403,722	38,426,478	—	38,426,478	1,699,711	20.18	22.73
Victory RS Partners (f)	18,475	509,671	517,677	—	517,677	14,270	36.23	36.23
Victory RS Science and Technology	31,749	749,678	853,726	—	853,726	22,884	35.89	37.23
Victory RS Value	71,901	1,850,209	1,791,774	—	1,791,774	105,120	16.44	17.05
Virtus Ceredex Mid Cap Value Equity	12,353	150,099	144,535	—	144,535	7,526	19.12	19.12
Virtus Duff & Phelps Real Estate Securities Series	22,152	433,349	464,525	—	464,525	32,961	13.29	14.48
Virtus KAR Small-Cap Growth Series	54,887	1,548,921	1,395,780	—	1,395,780	48,974	27.50	30.70
Virtus Newfleet Multi-Sector Intermediate Bond Series	37,664	333,991	320,901	—	320,901	34,334	8.76	9.43
Virtus SGA International Growth Series	26,218	337,612	331,651	—	331,651	41,112	7.47	8.15
Virtus Tactical Allocation Series (c)	22,132	291,329	286,615	—	286,615	19,149	13.21	15.18
Voya MidCap Opportunities Portfolio	58,835	317,596	218,278	—	218,278	8,936	18.91	25.44
VY CBRE Global Real Estate Portfolio	25,647	285,563	258,262	—	258,262	24,843	8.87	10.39
VY CBRE Real Estate Portfolio	—	—	—	—	—	—	11.83	11.83
Western Asset Variable Global High Yield Bond	163,846	1,162,386	1,030,589	—	1,030,589	97,986	8.68	10.66

(c)	Name change. See Note 1.
(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023, Except as Noted

	AB VPS Discovery Value Portfolio	AB VPS Dynamic Asset Allocation	AB VPS Relative Value Portfolio
Net assets as of December 31, 2022	$4,814,167	$730,165	$199,475

Investment income (loss):
Dividend distributions	32,460	3,209	2,544
Investment Expenses:
Mortality and expense risk and administrative charges	(37,321)	(4,415)	(412)

Net investment income (loss)	(4,861)	(1,206)	2,132

Increase (decrease) in net assets from operations:
Capital gain distributions	341,281	—	16,067
Realized capital gain (loss) on investments	131,125	(88,544)	(13,950)
Change in unrealized appreciation (depreciation)	191,747	164,707	10,988

Net gain (loss) on investments	664,153	76,163	13,105

Net increase (decrease) in net assets from operations	659,292	74,957	15,237

Contract owner transactions:
Variable annuity deposits	78,721	1,225	—
Terminations, withdrawals and annuity payments	(1,007,331)	(197,413)	(119,531)
Transfers between subaccounts, net	(197,905)	(46,997)	—
Maintenance charges and mortality adjustments	(7,649)	(5,009)	(188)

Increase (decrease) in net assets from contract transactions	(1,134,164)	(248,194)	(119,719)

Total increase (decrease) in net assets	(474,872)	(173,237)	(104,482)

Net assets as of December 31, 2023	$4,339,295	$556,928	$94,993

Investment income (loss):
Dividend distributions	27,848	6,240	1,206
Investment Expenses:
Mortality and expense risk and administrative charges	(39,184)	(4,067)	(244)

Net investment income (loss)	(11,336)	2,173	962

Increase (decrease) in net assets from operations:
Capital gain distributions	219,444	—	3,395
Realized capital gain (loss) on investments	22,042	(10,367)	281
Change in unrealized appreciation (depreciation)	131,548	61,083	6,835

Net gain (loss) on investments	373,034	50,716	10,511

Net increase (decrease) in net assets from operations	361,698	52,889	11,473

Contract owner transactions:
Variable annuity deposits	76,671	1,250	—
Terminations, withdrawals and annuity payments	(232,174)	(52,311)	(13,253)
Transfers between subaccounts, net	(125,438)	4,102	—
Maintenance charges and mortality adjustments	(6,503)	(2,951)	(195)

Increase (decrease) in net assets from contract transactions	(287,444)	(49,910)	(13,448)

Total increase (decrease) in net assets	74,254	2,979	(1,975)

Net assets as of December 31, 2024	$4,413,549	$559,907	$93,018

The accompanying notes are an integral part of these financial statements. 31

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	AB VPS Sustainable Global Thematic Growth	AFIS Capital World Growth and Income	AFIS U.S. Government Securities
Net assets as of December 31, 2022	$120,833	$96,603	$207,854

Investment income (loss):
Dividend distributions	38	1,646	6,994
Investment Expenses:
Mortality and expense risk and administrative charges	(321)	(985)	(1,583)

Net investment income (loss)	(283)	661	5,411

Increase (decrease) in net assets from operations:
Capital gain distributions	8,200	—	—
Realized capital gain (loss) on investments	(109)	(2,521)	(34,130)
Change in unrealized appreciation (depreciation)	10,844	19,597	23,705

Net gain (loss) on investments	18,935	17,076	(10,425)

Net increase (decrease) in net assets from operations	18,652	17,737	(5,014)

Contract owner transactions:
Variable annuity deposits	—	—	45,929
Terminations, withdrawals and annuity payments	(4,195)	(13,815)	(49,783)
Transfers between subaccounts, net	772	(179)	(35,988)
Maintenance charges and mortality adjustments	(109)	(232)	(532)

Increase (decrease) in net assets from contract transactions	(3,532)	(14,226)	(40,374)

Total increase (decrease) in net assets	15,120	3,511	(45,388)

Net assets as of December 31, 2023	$135,953	$100,114	$162,466

Investment income (loss):
Dividend distributions	—	1,689	16,214
Investment Expenses:
Mortality and expense risk and administrative charges	(365)	(1,126)	(1,106)

Net investment income (loss)	(365)	563	15,108

Increase (decrease) in net assets from operations:
Capital gain distributions	438	—	—
Realized capital gain (loss) on investments	264	209	(1,118)
Change in unrealized appreciation (depreciation)	7,254	11,409	(12,524)

Net gain (loss) on investments	7,956	11,618	(13,642)

Net increase (decrease) in net assets from operations	7,591	12,181	1,466

Contract owner transactions:
Variable annuity deposits	—	15,000	—
Terminations, withdrawals and annuity payments	(4,465)	(5,427)	(2,478)
Transfers between subaccounts, net	3,625	(4,976)	276,117
Maintenance charges and mortality adjustments	(125)	(252)	(308)

Increase (decrease) in net assets from contract transactions	(965)	4,345	273,331

Total increase (decrease) in net assets	6,626	16,526	274,797

Net assets as of December 31, 2024	$142,579	$116,640	$437,263

The accompanying notes are an integral part of these financial statements. 32

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	AFIS Washington Mutual Investors	Alger Capital Appreciation (f)	Alger Large Cap Growth
Net assets as of December 31, 2022	$560,909	$174,979	$157,761

Investment income (loss):
Dividend distributions	10,767	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,194)	(2,278)	(847)

Net investment income (loss)	5,573	(2,278)	(847)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,817	—	—
Realized capital gain (loss) on investments	(1,842)	(23,390)	(23,385)
Change in unrealized appreciation (depreciation)	87,550	86,208	64,274

Net gain (loss) on investments	91,525	62,818	40,889

Net increase (decrease) in net assets from operations	97,098	60,540	40,042

Contract owner transactions:
Variable annuity deposits	53,575	—	54,639
Terminations, withdrawals and annuity payments	(15,483)	(28,977)	(1,217)
Transfers between subaccounts, net	66,721	(13,448)	(79,210)
Maintenance charges and mortality adjustments	(939)	(480)	(130)

Increase (decrease) in net assets from contract transactions	103,874	(42,905)	(25,918)

Total increase (decrease) in net assets	200,972	17,635	14,124

Net assets as of December 31, 2023	$761,881	$192,614	$171,885

Investment income (loss):
Dividend distributions	12,190	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,136)	(2,498)	(1,217)

Net investment income (loss)	5,054	(2,498)	(1,217)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,389	—	—
Realized capital gain (loss) on investments	24,046	2,262	3,343
Change in unrealized appreciation (depreciation)	102,402	83,457	59,883

Net gain (loss) on investments	133,837	85,719	63,226

Net increase (decrease) in net assets from operations	138,891	83,221	62,009

Contract owner transactions:
Variable annuity deposits	13,962	—	—
Terminations, withdrawals and annuity payments	(7,918)	(22,164)	(12,747)
Transfers between subaccounts, net	(40,926)	(112)	172,261
Maintenance charges and mortality adjustments	(950)	(497)	(137)

Increase (decrease) in net assets from contract transactions	(35,832)	(22,773)	159,377

Total increase (decrease) in net assets	103,059	60,448	221,386

Net assets as of December 31, 2024	$864,940	$253,062	$393,271

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 33

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Allspring Growth (f)	Allspring International Equity VT (e)	Allspring Large Cap Core
Net assets as of December 31, 2022	$574,621	$39,935	$747,452

Investment income (loss):
Dividend distributions	—	627	5,009
Investment Expenses:
Mortality and expense risk and administrative charges	(5,930)	(107)	(7,220)

Net investment income (loss)	(5,930)	520	(2,211)

Increase (decrease) in net assets from operations:
Capital gain distributions	72,166	—	61,718
Realized capital gain (loss) on investments	(22,647)	(77)	(6,198)
Change in unrealized appreciation (depreciation)	138,228	5,656	114,944

Net gain (loss) on investments	187,747	5,579	170,464

Net increase (decrease) in net assets from operations	181,817	6,099	168,253

Contract owner transactions:
Variable annuity deposits	9,861	—	13,194
Terminations, withdrawals and annuity payments	(48,577)	—	(71,337)
Transfers between subaccounts, net	(3,790)	—	(1,235)
Maintenance charges and mortality adjustments	(1,890)	—	(1,552)

Increase (decrease) in net assets from contract transactions	(44,396)	—	(60,930)

Total increase (decrease) in net assets	137,421	6,099	107,323

Net assets as of December 31, 2023	$712,042	$46,034	$854,775

Investment income (loss):
Dividend distributions	—	902	1,074
Investment Expenses:
Mortality and expense risk and administrative charges	(7,511)	(39)	(7,829)

Net investment income (loss)	(7,511)	863	(6,755)

Increase (decrease) in net assets from operations:
Capital gain distributions	235,528	—	92,386
Realized capital gain (loss) on investments	(7,080)	(28,758)	30,718
Change in unrealized appreciation (depreciation)	(23,489)	28,304	74,592

Net gain (loss) on investments	204,959	(454)	197,696

Net increase (decrease) in net assets from operations	197,448	409	190,941

Contract owner transactions:
Variable annuity deposits	9,001	—	11,935
Terminations, withdrawals and annuity payments	(157,348)	—	(241,471)
Transfers between subaccounts, net	59,879	(46,443)	107,120
Maintenance charges and mortality adjustments	(2,226)	—	(2,435)

Increase (decrease) in net assets from contract transactions	(90,694)	(46,443)	(124,851)

Total increase (decrease) in net assets	106,754	(46,034)	66,090

Net assets as of December 31, 2024	$818,796	$—	$920,865

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 34

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Allspring Opportunity	Allspring Opportunity VT	Allspring Small Company Value
Net assets as of December 31, 2022	$585,249	$849,247	$4,166,378

Investment income (loss):
Dividend distributions	—	—	40,721
Investment Expenses:
Mortality and expense risk and administrative charges	(5,432)	(12,422)	(41,603)

Net investment income (loss)	(5,432)	(12,422)	(882)

Increase (decrease) in net assets from operations:
Capital gain distributions	23,604	78,272	—
Realized capital gain (loss) on investments	3,689	(9,365)	67,038
Change in unrealized appreciation (depreciation)	113,833	144,893	584,346

Net gain (loss) on investments	141,126	213,800	651,384

Net increase (decrease) in net assets from operations	135,694	201,378	650,502

Contract owner transactions:
Variable annuity deposits	17,905	—	55,944
Terminations, withdrawals and annuity payments	(118,137)	(56,086)	(334,309)
Transfers between subaccounts, net	(2,801)	(15,330)	745,898
Maintenance charges and mortality adjustments	(1,449)	(4,640)	(8,950)

Increase (decrease) in net assets from contract transactions	(104,482)	(76,056)	458,583

Total increase (decrease) in net assets	31,212	125,322	1,109,085

Net assets as of December 31, 2023	$616,461	$974,569	$5,275,463

Investment income (loss):
Dividend distributions	—	440	61,511
Investment Expenses:
Mortality and expense risk and administrative charges	(6,129)	(12,769)	(48,461)

Net investment income (loss)	(6,129)	(12,329)	13,050

Increase (decrease) in net assets from operations:
Capital gain distributions	58,032	92,116	329,066
Realized capital gain (loss) on investments	24,353	3,790	217,510
Change in unrealized appreciation (depreciation)	11,884	34,986	(177,352)

Net gain (loss) on investments	94,269	130,892	369,224

Net increase (decrease) in net assets from operations	88,140	118,563	382,274

Contract owner transactions:
Variable annuity deposits	8,950	—	62,648
Terminations, withdrawals and annuity payments	(90,178)	(148,557)	(731,876)
Transfers between subaccounts, net	22,965	(10,136)	87,030
Maintenance charges and mortality adjustments	(1,002)	(4,259)	(9,440)

Increase (decrease) in net assets from contract transactions	(59,265)	(162,952)	(591,638)

Total increase (decrease) in net assets	28,875	(44,389)	(209,364)

Net assets as of December 31, 2024	$645,336	$930,180	$5,066,099

The accompanying notes are an integral part of these financial statements. 35

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Allspring VT Discovery All Cap Growth Fund	ALPS/Alerian Energy Infrastructure	American Century Diversified Bond
Net assets as of December 31, 2022	$143,454	$236,282	$95,822

Investment income (loss):
Dividend distributions	—	7,224	6,841
Investment Expenses:
Mortality and expense risk and administrative charges	(1,941)	(1,838)	(1,701)

Net investment income (loss)	(1,941)	5,386	5,140

Increase (decrease) in net assets from operations:
Capital gain distributions	15,549	2,588	—
Realized capital gain (loss) on investments	(6,849)	3,652	(3,264)
Change in unrealized appreciation (depreciation)	35,858	17,174	2,072

Net gain (loss) on investments	44,558	23,414	(1,192)

Net increase (decrease) in net assets from operations	42,617	28,800	3,948

Contract owner transactions:
Variable annuity deposits	—	8,139	6,503
Terminations, withdrawals and annuity payments	(6,949)	(29,832)	(5,827)
Transfers between subaccounts, net	(17,980)	6,145	90,036
Maintenance charges and mortality adjustments	(270)	(368)	(879)

Increase (decrease) in net assets from contract transactions	(25,199)	(15,916)	89,833

Total increase (decrease) in net assets	17,418	12,884	93,781

Net assets as of December 31, 2023	$160,872	$249,166	$189,603

Investment income (loss):
Dividend distributions	—	10,675	7,436
Investment Expenses:
Mortality and expense risk and administrative charges	(2,268)	(2,022)	(1,640)

Net investment income (loss)	(2,268)	8,653	5,796

Increase (decrease) in net assets from operations:
Capital gain distributions	8,773	8,583	—
Realized capital gain (loss) on investments	(222)	15,930	(3,740)
Change in unrealized appreciation (depreciation)	25,033	62,196	(2,579)

Net gain (loss) on investments	33,584	86,709	(6,319)

Net increase (decrease) in net assets from operations	31,316	95,362	(523)

Contract owner transactions:
Variable annuity deposits	—	—	4,346
Terminations, withdrawals and annuity payments	(111)	(53,673)	(25,899)
Transfers between subaccounts, net	3	12,967	40,180
Maintenance charges and mortality adjustments	(260)	(317)	(817)

Increase (decrease) in net assets from contract transactions	(368)	(41,023)	17,810

Total increase (decrease) in net assets	30,948	54,339	17,287

Net assets as of December 31, 2024	$191,820	$303,505	$206,890

The accompanying notes are an integral part of these financial statements. 36

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Century Equity Income	American Century Heritage	American Century International Bond (e)
Net assets as of December 31, 2022	$9,988,134	$1,658,363	$15,000

Investment income (loss):
Dividend distributions	197,836	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(83,094)	(16,121)	(139)

Net investment income (loss)	114,742	(16,121)	(139)

Increase (decrease) in net assets from operations:
Capital gain distributions	464,532	16,626	—
Realized capital gain (loss) on investments	26,932	(65,569)	(1,341)
Change in unrealized appreciation (depreciation)	(368,131)	372,287	1,951

Net gain (loss) on investments	123,333	323,344	610

Net increase (decrease) in net assets from operations	238,075	307,223	471

Contract owner transactions:
Variable annuity deposits	183,739	52,258	520
Terminations, withdrawals and annuity payments	(993,284)	(266,192)	—
Transfers between subaccounts, net	(407,395)	81,459	68,484
Maintenance charges and mortality adjustments	(20,825)	(5,197)	(35)

Increase (decrease) in net assets from contract transactions	(1,237,765)	(137,672)	68,969

Total increase (decrease) in net assets	(999,690)	169,551	69,440

Net assets as of December 31, 2023	$8,988,444	$1,827,914	$84,440

Investment income (loss):
Dividend distributions	202,140	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(81,122)	(17,502)	(98)

Net investment income (loss)	121,018	(17,502)	(98)

Increase (decrease) in net assets from operations:
Capital gain distributions	678,422	310,415	—
Realized capital gain (loss) on investments	65,060	8,272	247
Change in unrealized appreciation (depreciation)	(71,664)	95,874	(580)

Net gain (loss) on investments	671,818	414,561	(333)

Net increase (decrease) in net assets from operations	792,836	397,059	(431)

Contract owner transactions:
Variable annuity deposits	173,701	29,101	286
Terminations, withdrawals and annuity payments	(1,353,750)	(355,395)	(7,556)
Transfers between subaccounts, net	(117,823)	41,971	(76,701)
Maintenance charges and mortality adjustments	(16,928)	(4,405)	(38)

Increase (decrease) in net assets from contract transactions	(1,314,800)	(288,728)	(84,009)

Total increase (decrease) in net assets	(521,964)	108,331	(84,440)

Net assets as of December 31, 2024	$8,466,480	$1,936,245	$—

(e)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 37

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Century International Growth	American Century Select	American Century Strategic Allocation: Aggressive
Net assets as of December 31, 2022	$4,886,804	$2,779,225	$1,182,256

Investment income (loss):
Dividend distributions	—	—	20,938
Investment Expenses:
Mortality and expense risk and administrative charges	(43,384)	(32,449)	(11,339)

Net investment income (loss)	(43,384)	(32,449)	9,599

Increase (decrease) in net assets from operations:
Capital gain distributions	—	208,139	7,079
Realized capital gain (loss) on investments	(64,257)	98,155	(2,861)
Change in unrealized appreciation (depreciation)	631,513	839,294	153,750

Net gain (loss) on investments	567,256	1,145,588	157,968

Net increase (decrease) in net assets from operations	523,872	1,113,139	167,567

Contract owner transactions:
Variable annuity deposits	117,577	70,073	53,132
Terminations, withdrawals and annuity payments	(430,005)	(293,308)	(39,912)
Transfers between subaccounts, net	(328,216)	301,212	720
Maintenance charges and mortality adjustments	(10,500)	(6,066)	(2,484)

Increase (decrease) in net assets from contract transactions	(651,144)	71,911	11,456

Total increase (decrease) in net assets	(127,272)	1,185,050	179,023

Net assets as of December 31, 2023	$4,759,532	$3,964,275	$1,361,279

Investment income (loss):
Dividend distributions	24,746	—	19,507
Investment Expenses:
Mortality and expense risk and administrative charges	(42,673)	(36,584)	(12,075)

Net investment income (loss)	(17,927)	(36,584)	7,432

Increase (decrease) in net assets from operations:
Capital gain distributions	—	151,753	60,241
Realized capital gain (loss) on investments	9,597	328,354	13,086
Change in unrealized appreciation (depreciation)	68,419	451,464	66,608

Net gain (loss) on investments	78,016	931,571	139,935

Net increase (decrease) in net assets from operations	60,089	894,987	147,367

Contract owner transactions:
Variable annuity deposits	104,260	50,728	46,988
Terminations, withdrawals and annuity payments	(509,981)	(754,016)	(227,990)
Transfers between subaccounts, net	14,881	(66,565)	(27,342)
Maintenance charges and mortality adjustments	(9,803)	(13,411)	(2,862)

Increase (decrease) in net assets from contract transactions	(400,643)	(783,264)	(211,206)

Total increase (decrease) in net assets	(340,554)	111,723	(63,839)

Net assets as of December 31, 2024	$4,418,978	$4,075,998	$1,297,440

The accompanying notes are an integral part of these financial statements. 38

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	American Century Ultra®
Net assets as of December 31, 2022	$741,775	$3,756,819	$583,642

Investment income (loss):
Dividend distributions	15,514	72,643	—
Investment Expenses:
Mortality and expense risk and administrative charges	(6,421)	(34,276)	(6,243)

Net investment income (loss)	9,093	38,367	(6,243)

Increase (decrease) in net assets from operations:
Capital gain distributions	440	—	47,845
Realized capital gain (loss) on investments	(14,964)	(56,631)	10,115
Change in unrealized appreciation (depreciation)	66,840	444,943	183,370

Net gain (loss) on investments	52,316	388,312	241,330

Net increase (decrease) in net assets from operations	61,409	426,679	235,087

Contract owner transactions:
Variable annuity deposits	4,715	129,997	37,427
Terminations, withdrawals and annuity payments	(27,713)	(510,520)	(63,155)
Transfers between subaccounts, net	(117,873)	(7,304)	(14,163)
Maintenance charges and mortality adjustments	(1,845)	(6,543)	(3,378)

Increase (decrease) in net assets from contract transactions	(142,716)	(394,370)	(43,269)

Total increase (decrease) in net assets	(81,307)	32,309	191,818

Net assets as of December 31, 2023	$660,468	$3,789,128	$775,460

Investment income (loss):
Dividend distributions	9,486	78,823	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,778)	(36,127)	(8,292)

Net investment income (loss)	4,708	42,696	(8,292)

Increase (decrease) in net assets from operations:
Capital gain distributions	23,982	129,076	37,553
Realized capital gain (loss) on investments	(11,251)	12,511	26,760
Change in unrealized appreciation (depreciation)	10,276	165,940	164,983

Net gain (loss) on investments	23,007	307,527	229,296

Net increase (decrease) in net assets from operations	27,715	350,223	221,004

Contract owner transactions:
Variable annuity deposits	7,769	124,656	28,289
Terminations, withdrawals and annuity payments	(253,510)	(375,161)	(94,059)
Transfers between subaccounts, net	81,867	(42,225)	71,270
Maintenance charges and mortality adjustments	(2,469)	(4,937)	(4,307)

Increase (decrease) in net assets from contract transactions	(166,343)	(297,667)	1,193

Total increase (decrease) in net assets	(138,628)	52,556	222,197

Net assets as of December 31, 2024	$521,840	$3,841,684	$997,657

The accompanying notes are an integral part of these financial statements. 39

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond	American Funds IS® Global Growth
Net assets as of December 31, 2022	$19,531,050	$2,355,477	$11,181,371

Investment income (loss):
Dividend distributions	383,710	—	85,663
Investment Expenses:
Mortality and expense risk and administrative charges	(150,258)	(16,371)	(91,349)

Net investment income (loss)	233,452	(16,371)	(5,686)

Increase (decrease) in net assets from operations:
Capital gain distributions	751,321	—	947,745
Realized capital gain (loss) on investments	(246,687)	(87,407)	(25,940)
Change in unrealized appreciation (depreciation)	1,649,821	215,215	1,432,094

Net gain (loss) on investments	2,154,455	127,808	2,353,899

Net increase (decrease) in net assets from operations	2,387,907	111,437	2,348,213

Contract owner transactions:
Variable annuity deposits	868,272	124,266	219,998
Terminations, withdrawals and annuity payments	(3,289,809)	(317,916)	(593,077)
Transfers between subaccounts, net	360,383	(50,954)	13,452
Maintenance charges and mortality adjustments	(42,629)	(3,701)	(22,856)

Increase (decrease) in net assets from contract transactions	(2,103,783)	(248,305)	(382,483)

Total increase (decrease) in net assets	284,124	(136,868)	1,965,730

Net assets as of December 31, 2023	$19,815,174	$2,218,609	$13,147,101

Investment income (loss):
Dividend distributions	483,673	32,787	182,944
Investment Expenses:
Mortality and expense risk and administrative charges	(173,075)	(13,613)	(102,320)

Net investment income (loss)	310,598	19,174	80,624

Increase (decrease) in net assets from operations:
Capital gain distributions	1,036,614	—	399,617
Realized capital gain (loss) on investments	123,950	(130,990)	261,500
Change in unrealized appreciation (depreciation)	1,764,635	28,967	861,989

Net gain (loss) on investments	2,925,199	(102,023)	1,523,106

Net increase (decrease) in net assets from operations	3,235,797	(82,849)	1,603,730

Contract owner transactions:
Variable annuity deposits	1,230,258	70,553	352,401
Terminations, withdrawals and annuity payments	(2,345,722)	(203,339)	(1,382,367)
Transfers between subaccounts, net	3,594,219	(313,259)	(598,281)
Maintenance charges and mortality adjustments	(45,754)	(2,843)	(22,418)

Increase (decrease) in net assets from contract transactions	2,433,001	(448,888)	(1,650,665)

Total increase (decrease) in net assets	5,668,798	(531,737)	(46,935)

Net assets as of December 31, 2024	$25,483,972	$1,686,872	$13,100,166

The accompanying notes are an integral part of these financial statements. 40

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® Global Small Capitalization	American Funds IS® Growth	American Funds IS® Growth- Income
Net assets as of December 31, 2022	$464,923	$2,755,323	$25,143,422

Investment income (loss):
Dividend distributions	154	4,816	307,201
Investment Expenses:
Mortality and expense risk and administrative charges	(3,520)	(24,556)	(194,705)

Net investment income (loss)	(3,366)	(19,740)	112,496

Increase (decrease) in net assets from operations:
Capital gain distributions	7,295	147,876	1,376,439
Realized capital gain (loss) on investments	(17,391)	(4,746)	102,984
Change in unrealized appreciation (depreciation)	86,248	816,377	4,242,887

Net gain (loss) on investments	76,152	959,507	5,722,310

Net increase (decrease) in net assets from operations	72,786	939,767	5,834,806

Contract owner transactions:
Variable annuity deposits	76,062	518,576	851,857
Terminations, withdrawals and annuity payments	(20,085)	(693,629)	(2,900,511)
Transfers between subaccounts, net	8,847	271,706	(380,532)
Maintenance charges and mortality adjustments	(518)	(6,383)	(63,593)

Increase (decrease) in net assets from contract transactions	64,306	90,270	(2,492,779)

Total increase (decrease) in net assets	137,092	1,030,037	3,342,027

Net assets as of December 31, 2023	$602,015	$3,785,360	$28,485,449

Investment income (loss):
Dividend distributions	5,494	7,156	300,138
Investment Expenses:
Mortality and expense risk and administrative charges	(4,198)	(31,960)	(238,589)

Net investment income (loss)	1,296	(24,804)	61,549

Increase (decrease) in net assets from operations:
Capital gain distributions	23,377	96,919	1,481,950
Realized capital gain (loss) on investments	(21,828)	77,881	711,553
Change in unrealized appreciation (depreciation)	27	976,784	4,251,754

Net gain (loss) on investments	1,576	1,151,584	6,445,257

Net increase (decrease) in net assets from operations	2,872	1,126,780	6,506,806

Contract owner transactions:
Variable annuity deposits	42,024	53,146	547,762
Terminations, withdrawals and annuity payments	(9,378)	(309,402)	(3,480,793)
Transfers between subaccounts, net	213,741	300,788	1,892,057
Maintenance charges and mortality adjustments	(638)	(7,315)	(68,109)

Increase (decrease) in net assets from contract transactions	245,749	37,217	(1,109,083)

Total increase (decrease) in net assets	248,621	1,163,997	5,397,723

Net assets as of December 31, 2024	$850,636	$4,949,357	$33,883,172

The accompanying notes are an integral part of these financial statements. 41

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® International	American Funds IS® International Growth and Income	American Funds IS® Mortgage
Net assets as of December 31, 2022	$5,812,644	$301,591	$62,019

Investment income (loss):
Dividend distributions	74,098	11,424	1,583
Investment Expenses:
Mortality and expense risk and administrative charges	(46,360)	(1,984)	(189)

Net investment income (loss)	27,738	9,440	1,394

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(194,078)	(28,245)	(3,319)
Change in unrealized appreciation (depreciation)	1,028,467	76,053	3,171

Net gain (loss) on investments	834,389	47,808	(148)

Net increase (decrease) in net assets from operations	862,127	57,248	1,246

Contract owner transactions:
Variable annuity deposits	617,097	239,900	—
Terminations, withdrawals and annuity payments	(437,621)	(48,437)	(5,150)
Transfers between subaccounts, net	(266,308)	1,358	(16,179)
Maintenance charges and mortality adjustments	(10,745)	(464)	(136)

Increase (decrease) in net assets from contract transactions	(97,577)	192,357	(21,465)

Total increase (decrease) in net assets	764,550	249,605	(20,219)

Net assets as of December 31, 2023	$6,577,194	$551,196	$41,800

Investment income (loss):
Dividend distributions	76,181	14,192	2,020
Investment Expenses:
Mortality and expense risk and administrative charges	(52,112)	(2,663)	(113)

Net investment income (loss)	24,069	11,529	1,907

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(7,787)	(3,946)	(140)
Change in unrealized appreciation (depreciation)	128,858	6,349	(1,627)

Net gain (loss) on investments	121,071	2,403	(1,767)

Net increase (decrease) in net assets from operations	145,140	13,932	140

Contract owner transactions:
Variable annuity deposits	548,994	48,786	—
Terminations, withdrawals and annuity payments	(501,098)	(8,587)	(829)
Transfers between subaccounts, net	679,473	(7,287)	4,690
Maintenance charges and mortality adjustments	(8,318)	(419)	(89)

Increase (decrease) in net assets from contract transactions	719,051	32,493	3,772

Total increase (decrease) in net assets	864,191	46,425	3,912

Net assets as of December 31, 2024	$7,441,385	$597,621	$45,712

The accompanying notes are an integral part of these financial statements. 42

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® New World	AMG River Road Mid Cap Value	Ariel®
Net assets as of December 31, 2022	$3,782,521	$1,648,248	$2,567,033

Investment income (loss):
Dividend distributions	53,198	2,612	11,114
Investment Expenses:
Mortality and expense risk and administrative charges	(25,704)	(15,631)	(24,061)

Net investment income (loss)	27,494	(13,019)	(12,947)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,897	118,715
Realized capital gain (loss) on investments	(32,145)	(70,099)	7,534
Change in unrealized appreciation (depreciation)	608,225	420,727	241,405

Net gain (loss) on investments	576,080	355,525	367,654

Net increase (decrease) in net assets from operations	603,574	342,506	354,707

Contract owner transactions:
Variable annuity deposits	267,430	36,373	24,803
Terminations, withdrawals and annuity payments	(369,312)	(139,756)	(295,227)
Transfers between subaccounts, net	322,519	3,373	15,692
Maintenance charges and mortality adjustments	(7,928)	(3,407)	(5,310)

Increase (decrease) in net assets from contract transactions	212,709	(103,417)	(260,042)

Total increase (decrease) in net assets	816,283	239,089	94,665

Net assets as of December 31, 2023	$4,598,804	$1,887,337	$2,661,698

Investment income (loss):
Dividend distributions	58,240	5,323	2,945
Investment Expenses:
Mortality and expense risk and administrative charges	(26,539)	(16,949)	(24,456)

Net investment income (loss)	31,701	(11,626)	(21,511)

Increase (decrease) in net assets from operations:
Capital gain distributions	23,833	228,435	131,004
Realized capital gain (loss) on investments	17,329	(44,004)	51,632
Change in unrealized appreciation (depreciation)	207,901	47,817	113,528

Net gain (loss) on investments	249,063	232,248	296,164

Net increase (decrease) in net assets from operations	280,764	220,622	274,653

Contract owner transactions:
Variable annuity deposits	307,737	37,202	21,710
Terminations, withdrawals and annuity payments	(491,077)	(238,121)	(250,183)
Transfers between subaccounts, net	58,682	(49,835)	(102,399)
Maintenance charges and mortality adjustments	(8,033)	(3,265)	(5,087)

Increase (decrease) in net assets from contract transactions	(132,691)	(254,019)	(335,959)

Total increase (decrease) in net assets	148,073	(33,397)	(61,306)

Net assets as of December 31, 2024	$4,746,877	$1,853,940	$2,600,392

The accompanying notes are an integral part of these financial statements. 43

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Baron Asset	BlackRock Advantage Large Cap Core V.I.	BlackRock Advantage Small Cap Growth
Net assets as of December 31, 2022	$648,587	$612,174	$140,122

Investment income (loss):
Dividend distributions	—	2,723	290
Investment Expenses:
Mortality and expense risk and administrative charges	(6,153)	(2,626)	(1,354)

Net investment income (loss)	(6,153)	97	(1,064)

Increase (decrease) in net assets from operations:
Capital gain distributions	24,661	—	—
Realized capital gain (loss) on investments	9,873	(62,489)	(2,065)
Change in unrealized appreciation (depreciation)	73,026	187,440	27,353

Net gain (loss) on investments	107,560	124,951	25,288

Net increase (decrease) in net assets from operations	101,407	125,048	24,224

Contract owner transactions:
Variable annuity deposits	30,045	—	4,483
Terminations, withdrawals and annuity payments	(51,008)	(475,927)	(7,610)
Transfers between subaccounts, net	7,673	271,392	3,979
Maintenance charges and mortality adjustments	(2,529)	(367)	(634)

Increase (decrease) in net assets from contract transactions	(15,819)	(204,902)	218

Total increase (decrease) in net assets	85,588	(79,854)	24,442

Net assets as of December 31, 2023	$734,175	$532,320	$164,564

Investment income (loss):
Dividend distributions	—	3,850	283
Investment Expenses:
Mortality and expense risk and administrative charges	(6,125)	(6,612)	(1,525)

Net investment income (loss)	(6,125)	(2,762)	(1,242)

Increase (decrease) in net assets from operations:
Capital gain distributions	84,085	87,867	—
Realized capital gain (loss) on investments	78,450	42,626	1,461
Change in unrealized appreciation (depreciation)	(93,725)	78,769	19,822

Net gain (loss) on investments	68,810	209,262	21,283

Net increase (decrease) in net assets from operations	62,685	206,500	20,041

Contract owner transactions:
Variable annuity deposits	21,381	32,152	4,125
Terminations, withdrawals and annuity payments	(216,313)	(4,150)	(22,114)
Transfers between subaccounts, net	(88,265)	172,040	(8,672)
Maintenance charges and mortality adjustments	(3,921)	(563)	(905)

Increase (decrease) in net assets from contract transactions	(287,118)	199,479	(27,566)

Total increase (decrease) in net assets	(224,433)	405,979	(7,525)

Net assets as of December 31, 2024	$509,742	$938,299	$157,039

The accompanying notes are an integral part of these financial statements. 44

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend
Net assets as of December 31, 2022	$206,342	$317,934	$528,951

Investment income (loss):
Dividend distributions	3,453	—	10,551
Investment Expenses:
Mortality and expense risk and administrative charges	(980)	(1,226)	(4,838)

Net investment income (loss)	2,473	(1,226)	5,713

Increase (decrease) in net assets from operations:
Capital gain distributions	9,132	23,189	27,248
Realized capital gain (loss) on investments	(175)	(12,657)	(2,387)
Change in unrealized appreciation (depreciation)	20,961	137,539	28,860

Net gain (loss) on investments	29,918	148,071	53,721

Net increase (decrease) in net assets from operations	32,391	146,845	59,434

Contract owner transactions:
Variable annuity deposits	—	22,500	19,823
Terminations, withdrawals and annuity payments	(606)	(9,429)	(26,480)
Transfers between subaccounts, net	—	165,700	(4,016)
Maintenance charges and mortality adjustments	(251)	(398)	(2,200)

Increase (decrease) in net assets from contract transactions	(857)	178,373	(12,873)

Total increase (decrease) in net assets	31,534	325,218	46,561

Net assets as of December 31, 2023	$237,876	$643,152	$575,512

Investment income (loss):
Dividend distributions	4,801	—	12,064
Investment Expenses:
Mortality and expense risk and administrative charges	(1,181)	(2,124)	(5,237)

Net investment income (loss)	3,620	(2,124)	6,827

Increase (decrease) in net assets from operations:
Capital gain distributions	20,691	289,971	45,774
Realized capital gain (loss) on investments	75	22,473	716
Change in unrealized appreciation (depreciation)	(1,859)	(118,956)	(5,164)

Net gain (loss) on investments	18,907	193,488	41,326

Net increase (decrease) in net assets from operations	22,527	191,364	48,153

Contract owner transactions:
Variable annuity deposits	14,994	105,584	20,271
Terminations, withdrawals and annuity payments	(898)	(70,055)	(44,145)
Transfers between subaccounts, net	—	(81,583)	(45,391)
Maintenance charges and mortality adjustments	(282)	(495)	(1,778)

Increase (decrease) in net assets from contract transactions	13,814	(46,549)	(71,043)

Total increase (decrease) in net assets	36,341	144,815	(22,890)

Net assets as of December 31, 2024	$274,217	$787,967	$552,622

The accompanying notes are an integral part of these financial statements. 45

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation	BlackRock Global Allocation V.I.
Net assets as of December 31, 2022	$9,591,537	$170,348	$2,519,566

Investment income (loss):
Dividend distributions	181,968	1,283	58,685
Investment Expenses:
Mortality and expense risk and administrative charges	(72,243)	(1,046)	(19,662)

Net investment income (loss)	109,725	237	39,023

Increase (decrease) in net assets from operations:
Capital gain distributions	510,873	—	—
Realized capital gain (loss) on investments	(112,551)	(9,227)	(60,565)
Change in unrealized appreciation (depreciation)	577,372	23,600	303,788

Net gain (loss) on investments	975,694	14,373	243,223

Net increase (decrease) in net assets from operations	1,085,419	14,610	282,246

Contract owner transactions:
Variable annuity deposits	659,628	2,640	23,605
Terminations, withdrawals and annuity payments	(783,495)	(8,517)	(437,282)
Transfers between subaccounts, net	288,631	(66,275)	41,876
Maintenance charges and mortality adjustments	(15,180)	(556)	(4,955)

Increase (decrease) in net assets from contract transactions	149,584	(72,708)	(376,756)

Total increase (decrease) in net assets	1,235,003	(58,098)	(94,510)

Net assets as of December 31, 2023	$10,826,540	$112,250	$2,425,056

Investment income (loss):
Dividend distributions	263,265	951	33,878
Investment Expenses:
Mortality and expense risk and administrative charges	(83,899)	(1,041)	(19,138)

Net investment income (loss)	179,366	(90)	14,740

Increase (decrease) in net assets from operations:
Capital gain distributions	854,265	6,350	184,289
Realized capital gain (loss) on investments	(30,883)	697	(15,412)
Change in unrealized appreciation (depreciation)	(24,187)	3,017	12,195

Net gain (loss) on investments	799,195	10,064	181,072

Net increase (decrease) in net assets from operations	978,561	9,974	195,812

Contract owner transactions:
Variable annuity deposits	608,859	2,761	42,188
Terminations, withdrawals and annuity payments	(1,866,480)	(11,234)	(107,317)
Transfers between subaccounts, net	269,253	(28,372)	(239,198)
Maintenance charges and mortality adjustments	(15,611)	(520)	(4,598)

Increase (decrease) in net assets from contract transactions	(1,003,979)	(37,365)	(308,925)

Total increase (decrease) in net assets	(25,418)	(27,391)	(113,113)

Net assets as of December 31, 2024	$10,801,122	$84,859	$2,311,943

The accompanying notes are an integral part of these financial statements. 46

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BlackRock High Yield V.I.	BlackRock International Dividend (e)	BlackRock Large Cap Focus Growth V.I.
Net assets as of December 31, 2022	$5,886,223	$93,725	$127,478

Investment income (loss):
Dividend distributions	622,757	3,495	—
Investment Expenses:
Mortality and expense risk and administrative charges	(92,067)	(1,870)	(5,246)

Net investment income (loss)	530,690	1,625	(5,246)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	19,688
Realized capital gain (loss) on investments	(122,851)	1,478	18,655
Change in unrealized appreciation (depreciation)	585,536	17,244	173,070

Net gain (loss) on investments	462,685	18,722	211,413

Net increase (decrease) in net assets from operations	993,375	20,347	206,167

Contract owner transactions:
Variable annuity deposits	100,423	6,680	—
Terminations, withdrawals and annuity payments	(11,550,300)	(51,577)	(21,141)
Transfers between subaccounts, net	12,372,276	148,872	976,770
Maintenance charges and mortality adjustments	(14,886)	(980)	(812)

Increase (decrease) in net assets from contract transactions	907,513	102,995	954,817

Total increase (decrease) in net assets	1,900,888	123,342	1,160,984

Net assets as of December 31, 2023	$7,787,111	$217,067	$1,288,462

Investment income (loss):
Dividend distributions	405,000	3,790	—
Investment Expenses:
Mortality and expense risk and administrative charges	(44,999)	(1,862)	(4,522)

Net investment income (loss)	360,001	1,928	(4,522)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,750	19,443
Realized capital gain (loss) on investments	37,871	20,282	265,938
Change in unrealized appreciation (depreciation)	4,101	(12,624)	(116,657)

Net gain (loss) on investments	41,972	10,408	168,724

Net increase (decrease) in net assets from operations	401,973	12,336	164,202

Contract owner transactions:
Variable annuity deposits	198,017	6,234	—
Terminations, withdrawals and annuity payments	(2,867,334)	(11,919)	(160,542)
Transfers between subaccounts, net	520,602	(222,903)	(1,148,827)
Maintenance charges and mortality adjustments	(11,967)	(815)	(935)

Increase (decrease) in net assets from contract transactions	(2,160,682)	(229,403)	(1,310,304)

Total increase (decrease) in net assets	(1,758,709)	(217,067)	(1,146,102)

Net assets as of December 31, 2024	$6,028,402	$—	$142,360

(e)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 47

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BNY Mellon Appreciation	BNY Mellon Dynamic Value	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2022	$6,527,252	$4,811,360	$2,877,526

Investment income (loss):
Dividend distributions	47,002	37,297	16,020
Investment Expenses:
Mortality and expense risk and administrative charges	(65,602)	(45,011)	(18,437)

Net investment income (loss)	(18,600)	(7,714)	(2,417)

Increase (decrease) in net assets from operations:
Capital gain distributions	492,055	208,865	94,101
Realized capital gain (loss) on investments	44,480	52,033	(184,265)
Change in unrealized appreciation (depreciation)	783,003	286,871	477,948

Net gain (loss) on investments	1,319,538	547,769	387,784

Net increase (decrease) in net assets from operations	1,300,938	540,055	385,367

Contract owner transactions:
Variable annuity deposits	142,498	73,029	50,827
Terminations, withdrawals and annuity payments	(960,986)	(507,184)	(365,276)
Transfers between subaccounts, net	495,715	152,606	(860,751)
Maintenance charges and mortality adjustments	(17,021)	(11,113)	(6,142)

Increase (decrease) in net assets from contract transactions	(339,794)	(292,662)	(1,181,342)

Total increase (decrease) in net assets	961,144	247,393	(795,975)

Net assets as of December 31, 2023	$7,488,396	$5,058,753	$2,081,551

Investment income (loss):
Dividend distributions	24,808	49,065	13,416
Investment Expenses:
Mortality and expense risk and administrative charges	(69,135)	(49,377)	(17,223)

Net investment income (loss)	(44,327)	(312)	(3,807)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,112,083	366,704	31,786
Realized capital gain (loss) on investments	183,762	145,114	6,104
Change in unrealized appreciation (depreciation)	(442,004)	221,065	210,126

Net gain (loss) on investments	853,841	732,883	248,016

Net increase (decrease) in net assets from operations	809,514	732,571	244,209

Contract owner transactions:
Variable annuity deposits	138,561	61,111	59,496
Terminations, withdrawals and annuity payments	(947,588)	(628,937)	(130,776)
Transfers between subaccounts, net	(73,201)	112,971	149,374
Maintenance charges and mortality adjustments	(14,863)	(11,207)	(5,071)

Increase (decrease) in net assets from contract transactions	(897,091)	(466,062)	73,023

Total increase (decrease) in net assets	(87,577)	266,509	317,232

Net assets as of December 31, 2024	$7,400,819	$5,325,262	$2,398,783

The accompanying notes are an integral part of these financial statements. 48

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon Opportunistic Midcap Value
Net assets as of December 31, 2022	$7,350,166	$9,930,805	$2,246,672

Investment income (loss):
Dividend distributions	78,307	—	15,333
Investment Expenses:
Mortality and expense risk and administrative charges	(50,134)	(102,511)	(20,800)

Net investment income (loss)	28,173	(102,511)	(5,467)

Increase (decrease) in net assets from operations:
Capital gain distributions	408,786	—	78,254
Realized capital gain (loss) on investments	(76,815)	(442,788)	(6,234)
Change in unrealized appreciation (depreciation)	747,449	6,286,578	185,445

Net gain (loss) on investments	1,079,420	5,843,790	257,465

Net increase (decrease) in net assets from operations	1,107,593	5,741,279	251,998

Contract owner transactions:
Variable annuity deposits	421,991	236,184	20,028
Terminations, withdrawals and annuity payments	(613,095)	(1,283,316)	(88,343)
Transfers between subaccounts, net	436,074	1,805,448	46,334
Maintenance charges and mortality adjustments	(12,236)	(54,130)	(4,872)

Increase (decrease) in net assets from contract transactions	232,734	704,186	(26,853)

Total increase (decrease) in net assets	1,340,327	6,445,465	225,145

Net assets as of December 31, 2023	$8,690,493	$16,376,270	$2,471,817

Investment income (loss):
Dividend distributions	99,328	—	10,026
Investment Expenses:
Mortality and expense risk and administrative charges	(56,152)	(145,831)	(24,316)

Net investment income (loss)	43,176	(145,831)	(14,290)

Increase (decrease) in net assets from operations:
Capital gain distributions	194,593	—	250,640
Realized capital gain (loss) on investments	17,214	950,800	13,159
Change in unrealized appreciation (depreciation)	356,256	3,258,842	(196)

Net gain (loss) on investments	568,063	4,209,642	263,603

Net increase (decrease) in net assets from operations	611,239	4,063,811	249,313

Contract owner transactions:
Variable annuity deposits	442,758	400,055	24,338
Terminations, withdrawals and annuity payments	(572,849)	(1,897,497)	(257,785)
Transfers between subaccounts, net	(374,525)	2,188,367	207,068
Maintenance charges and mortality adjustments	(10,178)	(63,099)	(5,363)

Increase (decrease) in net assets from contract transactions	(514,794)	627,826	(31,742)

Total increase (decrease) in net assets	96,445	4,691,637	217,571

Net assets as of December 31, 2024	$8,786,938	$21,067,907	$2,689,388

The accompanying notes are an integral part of these financial statements. 49

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	BNY Mellon Stock Index	BNY Mellon VIF Appreciation	Calamos® Growth
Net assets as of December 31, 2022	$41,024	$5,138,973	$7,124,514

Investment income (loss):
Dividend distributions	844	27,867	—
Investment Expenses:
Mortality and expense risk and administrative charges	(181)	(42,356)	(72,660)

Net investment income (loss)	663	(14,489)	(72,660)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,423	508,486	368,637
Realized capital gain (loss) on investments	(803)	(234,599)	(151,546)
Change in unrealized appreciation (depreciation)	15,342	803,588	2,315,355

Net gain (loss) on investments	15,962	1,077,475	2,532,446

Net increase (decrease) in net assets from operations	16,625	1,062,986	2,459,786

Contract owner transactions:
Variable annuity deposits	576	382,457	76,959
Terminations, withdrawals and annuity payments	(6,531)	(501,105)	(672,855)
Transfers between subaccounts, net	125,014	223,421	(412,908)
Maintenance charges and mortality adjustments	(92)	(6,929)	(14,882)

Increase (decrease) in net assets from contract transactions	118,967	97,844	(1,023,686)

Total increase (decrease) in net assets	135,592	1,160,830	1,436,100

Net assets as of December 31, 2023	$176,616	$6,299,803	$8,560,614

Investment income (loss):
Dividend distributions	510	11,137	—
Investment Expenses:
Mortality and expense risk and administrative charges	(246)	(43,686)	(86,581)

Net investment income (loss)	264	(32,549)	(86,581)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,213	495,264	617,718
Realized capital gain (loss) on investments	15,056	(217,823)	190,647
Change in unrealized appreciation (depreciation)	(2,165)	388,145	1,816,572

Net gain (loss) on investments	20,104	665,586	2,624,937

Net increase (decrease) in net assets from operations	20,368	633,037	2,538,356

Contract owner transactions:
Variable annuity deposits	840	251,354	67,671
Terminations, withdrawals and annuity payments	(183)	(734,420)	(1,075,385)
Transfers between subaccounts, net	(146,944)	(811,508)	(275,416)
Maintenance charges and mortality adjustments	(68)	(6,647)	(16,357)

Increase (decrease) in net assets from contract transactions	(146,355)	(1,301,221)	(1,299,487)

Total increase (decrease) in net assets	(125,987)	(668,184)	1,238,869

Net assets as of December 31, 2024	$50,629	$5,631,619	$9,799,483

The accompanying notes are an integral part of these financial statements. 50

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Calamos® Growth and Income	Calamos® High Income Opportunities	ClearBridge Small Cap Growth
Net assets as of December 31, 2022	$8,246,271	$483,272	$18,987

Investment income (loss):
Dividend distributions	58,433	21,048	—
Investment Expenses:
Mortality and expense risk and administrative charges	(81,515)	(3,039)	(176)

Net investment income (loss)	(23,082)	18,009	(176)

Increase (decrease) in net assets from operations:
Capital gain distributions	317,042	—	88
Realized capital gain (loss) on investments	148,070	(27,474)	25
Change in unrealized appreciation (depreciation)	1,111,236	49,565	1,517

Net gain (loss) on investments	1,576,348	22,091	1,630

Net increase (decrease) in net assets from operations	1,553,266	40,100	1,454

Contract owner transactions:
Variable annuity deposits	81,293	10,104	—
Terminations, withdrawals and annuity payments	(784,849)	(25,432)	—
Transfers between subaccounts, net	173,614	(171,391)	—
Maintenance charges and mortality adjustments	(20,550)	(1,592)	(2)

Increase (decrease) in net assets from contract transactions	(550,492)	(188,311)	(2)

Total increase (decrease) in net assets	1,002,774	(148,211)	1,452

Net assets as of December 31, 2023	$9,249,045	$335,061	$20,439

Investment income (loss):
Dividend distributions	70,104	23,193	—
Investment Expenses:
Mortality and expense risk and administrative charges	(89,446)	(3,343)	(125)

Net investment income (loss)	(19,342)	19,850	(125)

Increase (decrease) in net assets from operations:
Capital gain distributions	384,811	—	—
Realized capital gain (loss) on investments	350,395	(6,517)	4,130
Change in unrealized appreciation (depreciation)	992,921	11,676	(3,675)

Net gain (loss) on investments	1,728,127	5,159	455

Net increase (decrease) in net assets from operations	1,708,785	25,009	330

Contract owner transactions:
Variable annuity deposits	68,350	9,105	—
Terminations, withdrawals and annuity payments	(1,018,849)	(37,694)	(20,756)
Transfers between subaccounts, net	(179,256)	21,262	4
Maintenance charges and mortality adjustments	(20,780)	(1,303)	(17)

Increase (decrease) in net assets from contract transactions	(1,150,535)	(8,630)	(20,769)

Total increase (decrease) in net assets	558,250	16,379	(20,439)

Net assets as of December 31, 2024	$9,807,295	$351,440	$—

The accompanying notes are an integral part of these financial statements. 51

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	ClearBridge Variable Growth (c)	ClearBridge Variable Small Cap Growth	Delaware VIP Global Equity (d)
Net assets as of December 31, 2022	$4,744,827	$6,764,918	$123,863

Investment income (loss):
Dividend distributions	3,203	—	2,276
Investment Expenses:
Mortality and expense risk and administrative charges	(41,462)	(57,237)	(322)

Net investment income (loss)	(38,259)	(57,237)	1,954

Increase (decrease) in net assets from operations:
Capital gain distributions	514,104	—	2,113
Realized capital gain (loss) on investments	(553,803)	(226,801)	(3,320)
Change in unrealized appreciation (depreciation)	1,036,151	760,330	15,816

Net gain (loss) on investments	996,452	533,529	14,609

Net increase (decrease) in net assets from operations	958,193	476,292	16,563

Contract owner transactions:
Variable annuity deposits	36,575	247,570	—
Terminations, withdrawals and annuity payments	(693,905)	(710,365)	(10,807)
Transfers between subaccounts, net	237,878	(405,269)	—
Maintenance charges and mortality adjustments	(26,339)	(26,209)	(260)

Increase (decrease) in net assets from contract transactions	(445,791)	(894,273)	(11,067)

Total increase (decrease) in net assets	512,402	(417,981)	5,496

Net assets as of December 31, 2023	$5,257,229	$6,346,937	$129,359

Investment income (loss):
Dividend distributions	6,884	—	5,411
Investment Expenses:
Mortality and expense risk and administrative charges	(50,245)	(42,960)	(109)

Net investment income (loss)	(43,361)	(42,960)	5,302

Increase (decrease) in net assets from operations:
Capital gain distributions	1,416,502	150,575	—
Realized capital gain (loss) on investments	(262,544)	(246,750)	(27,238)
Change in unrealized appreciation (depreciation)	(471,174)	287,371	31,407

Net gain (loss) on investments	682,784	191,196	4,169

Net increase (decrease) in net assets from operations	639,423	148,236	9,471

Contract owner transactions:
Variable annuity deposits	73,229	176,487	—
Terminations, withdrawals and annuity payments	(906,098)	(735,854)	(3,951)
Transfers between subaccounts, net	(72,670)	(1,511,986)	(134,790)
Maintenance charges and mortality adjustments	(25,882)	(20,017)	(89)

Increase (decrease) in net assets from contract transactions	(931,421)	(2,091,370)	(138,830)

Total increase (decrease) in net assets	(291,998)	(1,943,134)	(129,359)

Net assets as of December 31, 2024	$4,965,231	$4,403,803	$—

(c)	Name change. See Note 1.
(d)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements. 52

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Delaware VIP Real Estate Securities (e)	Dimensional VA Equity Allocation	Dimensional VA Global Bond Portfolio
Net assets as of December 31, 2022	$46,550	$529,647	$1,831,415

Investment income (loss):
Dividend distributions	956	33,252	78,215
Investment Expenses:
Mortality and expense risk and administrative charges	(407)	(3,115)	(5,372)

Net investment income (loss)	549	30,137	72,843

Increase (decrease) in net assets from operations:
Capital gain distributions	4,410	33,164	—
Realized capital gain (loss) on investments	(194)	(3,909)	(12,201)
Change in unrealized appreciation (depreciation)	(797)	183,019	28,145

Net gain (loss) on investments	3,419	212,274	15,944

Net increase (decrease) in net assets from operations	3,968	242,411	88,787

Contract owner transactions:
Variable annuity deposits	—	861,217	447,035
Terminations, withdrawals and annuity payments	(151)	(157,996)	(189,764)
Transfers between subaccounts, net	—	164,614	(156,073)
Maintenance charges and mortality adjustments	(95)	(1,376)	(1,806)

Increase (decrease) in net assets from contract transactions	(246)	866,459	99,392

Total increase (decrease) in net assets	3,722	1,108,870	188,179

Net assets as of December 31, 2023	$50,272	$1,638,517	$2,019,594

Investment income (loss):
Dividend distributions	1,495	36,525	111,025
Investment Expenses:
Mortality and expense risk and administrative charges	(140)	(4,806)	(5,850)

Net investment income (loss)	1,355	31,719	105,175

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,090	—
Realized capital gain (loss) on investments	(18,342)	35,407	(2,933)
Change in unrealized appreciation (depreciation)	12,593	168,532	8,922

Net gain (loss) on investments	(5,749)	227,029	5,989

Net increase (decrease) in net assets from operations	(4,394)	258,748	111,164

Contract owner transactions:
Variable annuity deposits	—	358,054	327,467
Terminations, withdrawals and annuity payments	(27,878)	(258,154)	(130,376)
Transfers between subaccounts, net	(17,968)	(73)	(28,863)
Maintenance charges and mortality adjustments	(32)	(1,310)	(1,766)

Increase (decrease) in net assets from contract transactions	(45,878)	98,517	166,462

Total increase (decrease) in net assets	(50,272)	357,265	277,626

Net assets as of December 31, 2024	$—	$1,995,782	$2,297,220

(e)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 53

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Dimensional VA Global Moderate Allocation	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
Net assets as of December 31, 2022	$587,909	$2,101,310	$2,256,773

Investment income (loss):
Dividend distributions	15,650	81,619	172,590
Investment Expenses:
Mortality and expense risk and administrative charges	(1,569)	(8,869)	(9,768)

Net investment income (loss)	14,081	72,750	162,822

Increase (decrease) in net assets from operations:
Capital gain distributions	6,369	—	34,443
Realized capital gain (loss) on investments	(2,058)	(16,489)	8,982
Change in unrealized appreciation (depreciation)	65,276	250,450	271,775

Net gain (loss) on investments	69,587	233,961	315,200

Net increase (decrease) in net assets from operations	83,668	306,711	478,022

Contract owner transactions:
Variable annuity deposits	—	435,621	813,781
Terminations, withdrawals and annuity payments	(65,729)	(94,347)	(210,323)
Transfers between subaccounts, net	12,369	(4,947)	424,430
Maintenance charges and mortality adjustments	(1,096)	(3,677)	(2,792)

Increase (decrease) in net assets from contract transactions	(54,456)	332,650	1,025,096

Total increase (decrease) in net assets	29,212	639,361	1,503,118

Net assets as of December 31, 2023	$617,121	$2,740,671	$3,759,891

Investment income (loss):
Dividend distributions	12,470	110,816	161,164
Investment Expenses:
Mortality and expense risk and administrative charges	(1,468)	(11,206)	(12,718)

Net investment income (loss)	11,002	99,610	148,446

Increase (decrease) in net assets from operations:
Capital gain distributions	2,663	86,665	83,177
Realized capital gain (loss) on investments	15,916	(4,203)	58,338
Change in unrealized appreciation (depreciation)	40,192	(68,705)	(43,376)

Net gain (loss) on investments	58,771	13,757	98,139

Net increase (decrease) in net assets from operations	69,773	113,367	246,585

Contract owner transactions:
Variable annuity deposits	—	366,473	427,344
Terminations, withdrawals and annuity payments	(220,282)	(257,553)	(295,786)
Transfers between subaccounts, net	—	182,214	(151,429)
Maintenance charges and mortality adjustments	(953)	(4,244)	(2,828)

Increase (decrease) in net assets from contract transactions	(221,235)	286,890	(22,699)

Total increase (decrease) in net assets	(151,462)	400,257	223,886

Net assets as of December 31, 2024	$465,659	$3,140,928	$3,983,777

The accompanying notes are an integral part of these financial statements. 54

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Net assets as of December 31, 2022	$2,820,228	$4,979,240	$3,117,552

Investment income (loss):
Dividend distributions	180,149	138,537	53,790
Investment Expenses:
Mortality and expense risk and administrative charges	(11,118)	(18,985)	(16,110)

Net investment income (loss)	169,031	119,552	37,680

Increase (decrease) in net assets from operations:
Capital gain distributions	—	84,434	239,355
Realized capital gain (loss) on investments	1,597	46,532	(125,363)
Change in unrealized appreciation (depreciation)	(2,368)	367,523	389,671

Net gain (loss) on investments	(771)	498,489	503,663

Net increase (decrease) in net assets from operations	168,260	618,041	541,343

Contract owner transactions:
Variable annuity deposits	1,743,710	825,299	587,397
Terminations, withdrawals and annuity payments	(105,702)	(452,194)	(375,888)
Transfers between subaccounts, net	182,582	488,964	(108,672)
Maintenance charges and mortality adjustments	(1,762)	(5,118)	(3,037)

Increase (decrease) in net assets from contract transactions	1,818,828	856,951	99,800

Total increase (decrease) in net assets	1,987,088	1,474,992	641,143

Net assets as of December 31, 2023	$4,807,316	$6,454,232	$3,758,695

Investment income (loss):
Dividend distributions	326,788	153,696	50,902
Investment Expenses:
Mortality and expense risk and administrative charges	(13,811)	(25,521)	(14,568)

Net investment income (loss)	312,977	128,175	36,334

Increase (decrease) in net assets from operations:
Capital gain distributions	—	774,378	247,963
Realized capital gain (loss) on investments	6,037	124,296	48,722
Change in unrealized appreciation (depreciation)	(55,612)	(158,028)	(74,514)

Net gain (loss) on investments	(49,575)	740,646	222,171

Net increase (decrease) in net assets from operations	263,402	868,821	258,505

Contract owner transactions:
Variable annuity deposits	2,336,462	805,372	476,860
Terminations, withdrawals and annuity payments	(550,756)	(530,126)	(276,450)
Transfers between subaccounts, net	(56,485)	(113,773)	(595,943)
Maintenance charges and mortality adjustments	(2,261)	(6,189)	(2,811)

Increase (decrease) in net assets from contract transactions	1,726,960	155,284	(398,344)

Total increase (decrease) in net assets	1,990,362	1,024,105	(139,839)

Net assets as of December 31, 2024	$6,797,678	$7,478,337	$3,618,856

The accompanying notes are an integral part of these financial statements. 55

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	DWS Capital Growth VIP (e)	DWS Core Equity VIP (e)	DWS CROCI® U.S. VIP (e)
Net assets as of December 31, 2022	$35,904	$88,944	$8,965

Investment income (loss):
Dividend distributions	—	603	131
Investment Expenses:
Mortality and expense risk and administrative charges	(107)	(1,227)	(22)

Net investment income (loss)	(107)	(624)	109

Increase (decrease) in net assets from operations:
Capital gain distributions	1,760	5,530	—
Realized capital gain (loss) on investments	5	(77)	(1,067)
Change in unrealized appreciation (depreciation)	11,911	16,151	2,607

Net gain (loss) on investments	13,676	21,604	1,540

Net increase (decrease) in net assets from operations	13,569	20,980	1,649

Contract owner transactions:
Variable annuity deposits	—	—	9,134
Terminations, withdrawals and annuity payments	—	—	(10,754)
Transfers between subaccounts, net	—	—	2
Maintenance charges and mortality adjustments	(86)	(198)	(17)

Increase (decrease) in net assets from contract transactions	(86)	(198)	(1,635)

Total increase (decrease) in net assets	13,483	20,782	14

Net assets as of December 31, 2023	$49,387	$109,726	$8,979

Investment income (loss):
Dividend distributions	—	370	108
Investment Expenses:
Mortality and expense risk and administrative charges	(63)	(462)	(2,871)

Net investment income (loss)	(63)	(92)	(2,763)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,263	3,629	—
Realized capital gain (loss) on investments	11,322	7,974	48,925
Change in unrealized appreciation (depreciation)	(6,938)	(5,108)	(1,250)

Net gain (loss) on investments	8,647	6,495	47,675

Net increase (decrease) in net assets from operations	8,584	6,403	44,912

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(14,336)
Transfers between subaccounts, net	(57,927)	(116,060)	(39,316)
Maintenance charges and mortality adjustments	(44)	(69)	(239)

Increase (decrease) in net assets from contract transactions	(57,971)	(116,129)	(53,891)

Total increase (decrease) in net assets	(49,387)	(109,726)	(8,979)

Net assets as of December 31, 2024	$—	$—	$—

(e)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 56

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	DWS Global Small Cap VIP (e)	DWS High Income VIP (e)	DWS International Growth VIP (e)
Net assets as of December 31, 2022	$86,990	$216,726	$9,144

Investment income (loss):
Dividend distributions	565	12,102	48
Investment Expenses:
Mortality and expense risk and administrative charges	(419)	(731)	(23)

Net investment income (loss)	146	11,371	25

Increase (decrease) in net assets from operations:
Capital gain distributions	577	—	—
Realized capital gain (loss) on investments	(355)	(18,807)	(23)
Change in unrealized appreciation (depreciation)	20,842	22,205	1,274

Net gain (loss) on investments	21,064	3,398	1,251

Net increase (decrease) in net assets from operations	21,210	14,769	1,276

Contract owner transactions:
Variable annuity deposits	—	—	9,676
Terminations, withdrawals and annuity payments	(604)	(120,417)	(11,326)
Transfers between subaccounts, net	3,714	4,093	(3)
Maintenance charges and mortality adjustments	(36)	(299)	(17)

Increase (decrease) in net assets from contract transactions	3,074	(116,623)	(1,670)

Total increase (decrease) in net assets	24,284	(101,854)	(394)

Net assets as of December 31, 2023	$111,274	$114,872	$8,750

Investment income (loss):
Dividend distributions	974	3,163	83
Investment Expenses:
Mortality and expense risk and administrative charges	(180)	(243)	(10)

Net investment income (loss)	794	2,920	73

Increase (decrease) in net assets from operations:
Capital gain distributions	3,868	—	—
Realized capital gain (loss) on investments	(22,003)	(7,894)	1,172
Change in unrealized appreciation (depreciation)	16,091	5,894	(617)

Net gain (loss) on investments	(2,044)	(2,000)	555

Net increase (decrease) in net assets from operations	(1,250)	920	628

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(355)	(21,103)	(808)
Transfers between subaccounts, net	(109,660)	(94,644)	(8,563)
Maintenance charges and mortality adjustments	(9)	(45)	(7)

Increase (decrease) in net assets from contract transactions	(110,024)	(115,792)	(9,378)

Total increase (decrease) in net assets	(111,274)	(114,872)	(8,750)

Net assets as of December 31, 2024	$—	$—	$—

(e)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 57

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	DWS Small Mid Cap Value VIP	Eaton Vance VT Floating-Rate Income	Federated Hermes Corporate Bond
Net assets as of December 31, 2022	$31,336	$3,824,315	$6,264,892

Investment income (loss):
Dividend distributions	281	283,362	211,835
Investment Expenses:
Mortality and expense risk and administrative charges	(189)	(36,856)	(53,838)

Net investment income (loss)	92	246,506	157,997

Increase (decrease) in net assets from operations:
Capital gain distributions	1,376	—	—
Realized capital gain (loss) on investments	(115)	(48,658)	(241,799)
Change in unrealized appreciation (depreciation)	4,847	137,849	453,374

Net gain (loss) on investments	6,108	89,191	211,575

Net increase (decrease) in net assets from operations	6,200	335,697	369,572

Contract owner transactions:
Variable annuity deposits	10,441	26,695	189,300
Terminations, withdrawals and annuity payments	(8,853)	(89,454)	(878,977)
Transfers between subaccounts, net	26,708	24,389	(457,985)
Maintenance charges and mortality adjustments	(87)	(651)	(13,527)

Increase (decrease) in net assets from contract transactions	28,209	(39,021)	(1,161,189)

Total increase (decrease) in net assets	34,409	296,676	(791,617)

Net assets as of December 31, 2023	$65,745	$4,120,991	$5,473,275

Investment income (loss):
Dividend distributions	542	331,576	202,916
Investment Expenses:
Mortality and expense risk and administrative charges	(262)	(47,881)	(52,294)

Net investment income (loss)	280	283,695	150,622

Increase (decrease) in net assets from operations:
Capital gain distributions	3,233	—	—
Realized capital gain (loss) on investments	2,070	(3,297)	(119,508)
Change in unrealized appreciation (depreciation)	(1,537)	(19,299)	61,979

Net gain (loss) on investments	3,766	(22,596)	(57,529)

Net increase (decrease) in net assets from operations	4,046	261,099	93,093

Contract owner transactions:
Variable annuity deposits	23,709	30,475	152,659
Terminations, withdrawals and annuity payments	(25,890)	(29,494)	(748,875)
Transfers between subaccounts, net	(594)	269,809	931,987
Maintenance charges and mortality adjustments	(129)	(470)	(11,154)

Increase (decrease) in net assets from contract transactions	(2,904)	270,320	324,617

Total increase (decrease) in net assets	1,142	531,419	417,710

Net assets as of December 31, 2024	$66,887	$4,652,410	$5,890,985

The accompanying notes are an integral part of these financial statements. 58

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond II	Fidelity® Advisor Dividend Growth
Net assets as of December 31, 2022	$2,219,013	$3,702,320	$2,039,936

Investment income (loss):
Dividend distributions	57,824	214,621	20,241
Investment Expenses:
Mortality and expense risk and administrative charges	(26,020)	(45,891)	(18,959)

Net investment income (loss)	31,804	168,730	1,282

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	42,570
Realized capital gain (loss) on investments	(54,270)	(135,055)	19,797
Change in unrealized appreciation (depreciation)	85,877	346,728	249,606

Net gain (loss) on investments	31,607	211,673	311,973

Net increase (decrease) in net assets from operations	63,411	380,403	313,255

Contract owner transactions:
Variable annuity deposits	7,155	150	15,583
Terminations, withdrawals and annuity payments	(167,112)	(384,211)	(238,199)
Transfers between subaccounts, net	(42,016)	141,966	75,510
Maintenance charges and mortality adjustments	(11,752)	(19,270)	(4,890)

Increase (decrease) in net assets from contract transactions	(213,725)	(261,365)	(151,996)

Total increase (decrease) in net assets	(150,314)	119,038	161,259

Net assets as of December 31, 2023	$2,068,699	$3,821,358	$2,201,195

Investment income (loss):
Dividend distributions	70,028	202,893	11,415
Investment Expenses:
Mortality and expense risk and administrative charges	(23,868)	(47,474)	(22,181)

Net investment income (loss)	46,160	155,419	(10,766)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	188,579
Realized capital gain (loss) on investments	(76,934)	(82,504)	120,980
Change in unrealized appreciation (depreciation)	19,380	82,380	245,453

Net gain (loss) on investments	(57,554)	(124)	555,012

Net increase (decrease) in net assets from operations	(11,394)	155,295	544,246

Contract owner transactions:
Variable annuity deposits	—	31,199	14,276
Terminations, withdrawals and annuity payments	(173,251)	(640,394)	(322,509)
Transfers between subaccounts, net	(271,937)	(49,724)	(49,314)
Maintenance charges and mortality adjustments	(10,353)	(20,265)	(4,970)

Increase (decrease) in net assets from contract transactions	(455,541)	(679,184)	(362,517)

Total increase (decrease) in net assets	(466,935)	(523,889)	181,729

Net assets as of December 31, 2024	$1,601,764	$3,297,469	$2,382,924

The accompanying notes are an integral part of these financial statements. 59

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® Advisor International Capital Appreciation (f)	Fidelity® Advisor Leveraged Company Stock Class M-1 (d)	Fidelity® Advisor Leveraged Company Stock Class M-2 (a)(d)
Net assets as of December 31, 2022	$234,989	$65,874	$0

Investment income (loss):
Dividend distributions	—	45	0
Investment Expenses:
Mortality and expense risk and administrative charges	(2,326)	(593)	0

Net investment income (loss)	(2,326)	(548)	0

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,869	0
Realized capital gain (loss) on investments	10,513	(964)	0
Change in unrealized appreciation (depreciation)	49,802	7,546	0

Net gain (loss) on investments	60,315	15,451	0

Net increase (decrease) in net assets from operations	57,989	14,903	0

Contract owner transactions:
Variable annuity deposits	240	3,728	0
Terminations, withdrawals and annuity payments	(24,321)	(10,808)	0
Transfers between subaccounts, net	1	(352)	0
Maintenance charges and mortality adjustments	(591)	(679)	0

Increase (decrease) in net assets from contract transactions	(24,671)	(8,111)	0

Total increase (decrease) in net assets	33,318	6,792	0

Net assets as of December 31, 2023	$268,307	$72,666	$0

Investment income (loss):
Dividend distributions	836	473	197
Investment Expenses:
Mortality and expense risk and administrative charges	(2,421)	(612)	(157)

Net investment income (loss)	(1,585)	(139)	40

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,888	2,484
Realized capital gain (loss) on investments	22,486	635	5
Change in unrealized appreciation (depreciation)	(3,205)	4,696	(2,346)

Net gain (loss) on investments	19,281	18,219	143

Net increase (decrease) in net assets from operations	17,696	18,080	183

Contract owner transactions:
Variable annuity deposits	240	2,970	823
Terminations, withdrawals and annuity payments	(42,802)	(2,112)	—
Transfers between subaccounts, net	(140)	(91,489)	91,123
Maintenance charges and mortality adjustments	(594)	(115)	(37)

Increase (decrease) in net assets from contract transactions	(43,296)	(90,746)	91,909

Total increase (decrease) in net assets	(25,600)	(72,666)	92,092

Net assets as of December 31, 2024	$242,707	$—	$92,092

(a)	New subaccount. See Note 1.
(d)	Merger. See Note 1.
(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 60

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® Advisor New Insights	Fidelity® Advisor Real Estate	Fidelity® Advisor Stock Selector Mid Cap
Net assets as of December 31, 2022	$194,048	$1,264,915	$2,274,317

Investment income (loss):
Dividend distributions	16	25,662	8,235
Investment Expenses:
Mortality and expense risk and administrative charges	(2,099)	(11,602)	(20,263)

Net investment income (loss)	(2,083)	14,060	(12,028)

Increase (decrease) in net assets from operations:
Capital gain distributions	16,484	—	—
Realized capital gain (loss) on investments	(534)	(54,803)	4,741
Change in unrealized appreciation (depreciation)	54,121	149,788	335,243

Net gain (loss) on investments	70,071	94,985	339,984

Net increase (decrease) in net assets from operations	67,988	109,045	327,956

Contract owner transactions:
Variable annuity deposits	11,885	33,313	42,931
Terminations, withdrawals and annuity payments	(6,390)	(122,455)	(326,641)
Transfers between subaccounts, net	4,083	142	(76,749)
Maintenance charges and mortality adjustments	(550)	(4,495)	(4,221)

Increase (decrease) in net assets from contract transactions	9,028	(93,495)	(364,680)

Total increase (decrease) in net assets	77,016	15,550	(36,724)

Net assets as of December 31, 2023	$271,064	$1,280,465	$2,237,593

Investment income (loss):
Dividend distributions	135	16,580	1,536
Investment Expenses:
Mortality and expense risk and administrative charges	(2,863)	(11,207)	(20,123)

Net investment income (loss)	(2,728)	5,373	(18,587)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,919	69,910	56,500
Realized capital gain (loss) on investments	10,692	(32,167)	46,928
Change in unrealized appreciation (depreciation)	60,819	17,515	144,208

Net gain (loss) on investments	91,430	55,258	247,636

Net increase (decrease) in net assets from operations	88,702	60,631	229,049

Contract owner transactions:
Variable annuity deposits	11,548	22,108	37,959
Terminations, withdrawals and annuity payments	(60,520)	(138,939)	(278,055)
Transfers between subaccounts, net	28,295	(84,511)	(64,192)
Maintenance charges and mortality adjustments	(598)	(4,219)	(3,866)

Increase (decrease) in net assets from contract transactions	(21,275)	(205,561)	(308,154)

Total increase (decrease) in net assets	67,427	(144,930)	(79,105)

Net assets as of December 31, 2024	$338,491	$1,135,535	$2,158,488

The accompanying notes are an integral part of these financial statements. 61

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® Advisor Value Strategies	Fidelity® VIP Balanced	Fidelity® VIP Contrafund
Net assets as of December 31, 2022	$2,048,614	$2,389,373	$13,625,278

Investment income (loss):
Dividend distributions	5,804	44,383	40,342
Investment Expenses:
Mortality and expense risk and administrative charges	(18,822)	(14,659)	(184,887)

Net investment income (loss)	(13,018)	29,724	(144,545)

Increase (decrease) in net assets from operations:
Capital gain distributions	46,890	95,286	562,319
Realized capital gain (loss) on investments	39,821	(10,995)	278,817
Change in unrealized appreciation (depreciation)	290,197	397,532	3,458,733

Net gain (loss) on investments	376,908	481,823	4,299,869

Net increase (decrease) in net assets from operations	363,890	511,547	4,155,324

Contract owner transactions:
Variable annuity deposits	34,994	503,283	144,977
Terminations, withdrawals and annuity payments	(151,216)	(243,946)	(2,219,711)
Transfers between subaccounts, net	(45,175)	(64,780)	1,247,225
Maintenance charges and mortality adjustments	(5,218)	(2,703)	(74,269)

Increase (decrease) in net assets from contract transactions	(166,615)	191,854	(901,778)

Total increase (decrease) in net assets	197,275	703,401	3,253,546

Net assets as of December 31, 2023	$2,245,889	$3,092,774	$16,878,824

Investment income (loss):
Dividend distributions	8,801	75,036	6,412
Investment Expenses:
Mortality and expense risk and administrative charges	(21,208)	(19,167)	(235,112)

Net investment income (loss)	(12,407)	55,869	(228,700)

Increase (decrease) in net assets from operations:
Capital gain distributions	222,959	112,455	2,336,440
Realized capital gain (loss) on investments	108,227	39,304	1,248,175
Change in unrealized appreciation (depreciation)	(149,456)	288,933	1,809,586

Net gain (loss) on investments	181,730	440,692	5,394,201

Net increase (decrease) in net assets from operations	169,323	496,561	5,165,501

Contract owner transactions:
Variable annuity deposits	27,395	539,272	280,088
Terminations, withdrawals and annuity payments	(309,364)	(152,142)	(1,931,560)
Transfers between subaccounts, net	92,050	779,387	(183,026)
Maintenance charges and mortality adjustments	(4,894)	(3,146)	(88,137)

Increase (decrease) in net assets from contract transactions	(194,813)	1,163,371	(1,922,635)

Total increase (decrease) in net assets	(25,490)	1,659,932	3,242,866

Net assets as of December 31, 2024	$2,220,399	$4,752,706	$20,121,690

The accompanying notes are an integral part of these financial statements. 62

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP Disciplined Small Cap	Fidelity® VIP Emerging Markets	Fidelity® VIP Equity-Income
Net assets as of December 31, 2022	$571,782	$757,701	$4,341,164

Investment income (loss):
Dividend distributions	5,867	18,679	75,798
Investment Expenses:
Mortality and expense risk and administrative charges	(1,811)	(2,630)	(33,566)

Net investment income (loss)	4,056	16,049	42,232

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	130,068
Realized capital gain (loss) on investments	(17,922)	(19,834)	2,389
Change in unrealized appreciation (depreciation)	140,146	82,514	223,949

Net gain (loss) on investments	122,224	62,680	356,406

Net increase (decrease) in net assets from operations	126,280	78,729	398,638

Contract owner transactions:
Variable annuity deposits	160,783	98,707	66,278
Terminations, withdrawals and annuity payments	(29,075)	(58,589)	(598,211)
Transfers between subaccounts, net	(50,384)	107,597	380,101
Maintenance charges and mortality adjustments	(553)	(1,357)	(12,499)

Increase (decrease) in net assets from contract transactions	80,771	146,358	(164,331)

Total increase (decrease) in net assets	207,051	225,087	234,307

Net assets as of December 31, 2023	$778,833	$982,788	$4,575,471

Investment income (loss):
Dividend distributions	7,590	16,761	93,146
Investment Expenses:
Mortality and expense risk and administrative charges	(2,203)	(3,332)	(41,637)

Net investment income (loss)	5,387	13,429	51,509

Increase (decrease) in net assets from operations:
Capital gain distributions	5,246	—	345,871
Realized capital gain (loss) on investments	(397)	(15,817)	81,038
Change in unrealized appreciation (depreciation)	113,649	62,761	182,364

Net gain (loss) on investments	118,498	46,944	609,273

Net increase (decrease) in net assets from operations	123,885	60,373	660,782

Contract owner transactions:
Variable annuity deposits	191,081	325,326	120,952
Terminations, withdrawals and annuity payments	(71,953)	(146,130)	(434,753)
Transfers between subaccounts, net	(26,054)	286,413	1,642,955
Maintenance charges and mortality adjustments	(489)	(1,267)	(13,907)

Increase (decrease) in net assets from contract transactions	92,585	464,342	1,315,247

Total increase (decrease) in net assets	216,470	524,715	1,976,029

Net assets as of December 31, 2024	$995,303	$1,507,503	$6,551,500

The accompanying notes are an integral part of these financial statements. 63

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income
Net assets as of December 31, 2022	$5,782,799	$29,624,568	$1,138,815

Investment income (loss):
Dividend distributions	91,740	—	65,178
Investment Expenses:
Mortality and expense risk and administrative charges	(47,441)	(304,552)	(10,367)

Net investment income (loss)	44,299	(304,552)	54,811

Increase (decrease) in net assets from operations:
Capital gain distributions	240,668	—	—
Realized capital gain (loss) on investments	212,990	(421,402)	(67,171)
Change in unrealized appreciation (depreciation)	524,905	13,631,884	85,032

Net gain (loss) on investments	978,563	13,210,482	17,861

Net increase (decrease) in net assets from operations	1,022,862	12,905,930	72,672

Contract owner transactions:
Variable annuity deposits	229,790	1,114,292	104,523
Terminations, withdrawals and annuity payments	(1,050,783)	(3,785,691)	(207,559)
Transfers between subaccounts, net	534,220	1,518,630	144,042
Maintenance charges and mortality adjustments	(20,966)	(103,545)	(5,489)

Increase (decrease) in net assets from contract transactions	(307,739)	(1,256,314)	35,517

Total increase (decrease) in net assets	715,123	11,649,616	108,189

Net assets as of December 31, 2023	$6,497,922	$41,274,184	$1,247,004

Investment income (loss):
Dividend distributions	95,104	—	90,605
Investment Expenses:
Mortality and expense risk and administrative charges	(53,637)	(392,881)	(11,564)

Net investment income (loss)	41,467	(392,881)	79,041

Increase (decrease) in net assets from operations:
Capital gain distributions	511,375	—	—
Realized capital gain (loss) on investments	194,062	1,940,437	(3,246)
Change in unrealized appreciation (depreciation)	569,653	12,853,671	27,592

Net gain (loss) on investments	1,275,090	14,794,108	24,346

Net increase (decrease) in net assets from operations	1,316,557	14,401,227	103,387

Contract owner transactions:
Variable annuity deposits	497,933	1,354,065	34,340
Terminations, withdrawals and annuity payments	(568,357)	(4,204,999)	(61,483)
Transfers between subaccounts, net	497,246	(2,554,378)	164,040
Maintenance charges and mortality adjustments	(20,521)	(128,576)	(3,998)

Increase (decrease) in net assets from contract transactions	406,301	(5,533,888)	132,899

Total increase (decrease) in net assets	1,722,858	8,867,339	236,286

Net assets as of December 31, 2024	$8,220,780	$50,141,523	$1,483,290

The accompanying notes are an integral part of these financial statements. 64

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP Index 500	Fidelity® VIP Investment Grade Bond	Fidelity® VIP Mid Cap
Net assets as of December 31, 2022	$19,433,936	$5,347,190	$723,544

Investment income (loss):
Dividend distributions	278,622	167,650	2,618
Investment Expenses:
Mortality and expense risk and administrative charges	(225,836)	(55,093)	(3,030)

Net investment income (loss)	52,786	112,557	(412)

Increase (decrease) in net assets from operations:
Capital gain distributions	196,614	—	19,694
Realized capital gain (loss) on investments	886,902	(198,017)	(14,688)
Change in unrealized appreciation (depreciation)	3,589,176	428,506	90,874

Net gain (loss) on investments	4,672,692	230,489	95,880

Net increase (decrease) in net assets from operations	4,725,478	343,046	95,468

Contract owner transactions:
Variable annuity deposits	678,854	558,490	60
Terminations, withdrawals and annuity payments	(2,443,982)	(612,736)	(225,780)
Transfers between subaccounts, net	1,786,428	1,703,543	(17,989)
Maintenance charges and mortality adjustments	(92,566)	(24,940)	(983)

Increase (decrease) in net assets from contract transactions	(71,266)	1,624,357	(244,692)

Total increase (decrease) in net assets	4,654,212	1,967,403	(149,224)

Net assets as of December 31, 2023	$24,088,148	$7,314,593	$574,320

Investment income (loss):
Dividend distributions	290,755	261,656	2,838
Investment Expenses:
Mortality and expense risk and administrative charges	(272,461)	(55,909)	(5,049)

Net investment income (loss)	18,294	205,747	(2,211)

Increase (decrease) in net assets from operations:
Capital gain distributions	17,193	—	106,444
Realized capital gain (loss) on investments	2,418,183	(198,672)	46,390
Change in unrealized appreciation (depreciation)	3,005,606	29,169	(21,286)

Net gain (loss) on investments	5,440,982	(169,503)	131,548

Net increase (decrease) in net assets from operations	5,459,276	36,244	129,337

Contract owner transactions:
Variable annuity deposits	3,033,896	945,003	345,373
Terminations, withdrawals and annuity payments	(4,186,742)	(797,528)	(44,493)
Transfers between subaccounts, net	271,811	303,699	(78,519)
Maintenance charges and mortality adjustments	(106,981)	(21,516)	(959)

Increase (decrease) in net assets from contract transactions	(988,016)	429,658	221,402

Total increase (decrease) in net assets	4,471,260	465,902	350,739

Net assets as of December 31, 2024	$28,559,408	$7,780,495	$925,059

The accompanying notes are an integral part of these financial statements. 65

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Fidelity® VIP Overseas	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income
Net assets as of December 31, 2022	$5,364,010	$187,608	$1,152,232

Investment income (loss):
Dividend distributions	41,223	4,010	64,076
Investment Expenses:
Mortality and expense risk and administrative charges	(40,219)	(548)	(3,559)

Net investment income (loss)	1,004	3,462	60,517

Increase (decrease) in net assets from operations:
Capital gain distributions	13,812	8,074	—
Realized capital gain (loss) on investments	33,899	(6,698)	(16,569)
Change in unrealized appreciation (depreciation)	904,228	12,366	67,612

Net gain (loss) on investments	951,939	13,742	51,043

Net increase (decrease) in net assets from operations	952,943	17,204	111,560

Contract owner transactions:
Variable annuity deposits	221,142	13,658	309,607
Terminations, withdrawals and annuity payments	(825,470)	(18,866)	(141,147)
Transfers between subaccounts, net	(285,823)	(12,230)	71,585
Maintenance charges and mortality adjustments	(13,928)	(205)	(1,225)

Increase (decrease) in net assets from contract transactions	(904,079)	(17,643)	238,820

Total increase (decrease) in net assets	48,864	(439)	350,380

Net assets as of December 31, 2023	$5,412,874	$187,169	$1,502,612

Investment income (loss):
Dividend distributions	80,938	8,765	75,051
Investment Expenses:
Mortality and expense risk and administrative charges	(42,061)	(593)	(5,610)

Net investment income (loss)	38,877	8,172	69,441

Increase (decrease) in net assets from operations:
Capital gain distributions	266,126	—	—
Realized capital gain (loss) on investments	146,523	(738)	(3,722)
Change in unrealized appreciation (depreciation)	(213,014)	5,834	45,021

Net gain (loss) on investments	199,635	5,096	41,299

Net increase (decrease) in net assets from operations	238,512	13,268	110,740

Contract owner transactions:
Variable annuity deposits	615,737	35,654	160,850
Terminations, withdrawals and annuity payments	(830,076)	(8,698)	(89,840)
Transfers between subaccounts, net	401,726	(273)	449,654
Maintenance charges and mortality adjustments	(13,166)	(198)	(1,604)

Increase (decrease) in net assets from contract transactions	174,221	26,485	519,060

Total increase (decrease) in net assets	412,733	39,753	629,800

Net assets as of December 31, 2024	$5,825,607	$226,922	$2,132,412

The accompanying notes are an integral part of these financial statements. 66

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Franklin Allocation VIP Fund	Franklin DynaTech VIP	Franklin Growth and Income VIP Fund
Net assets as of December 31, 2022	$2,100,585	$89,311	$586,176

Investment income (loss):
Dividend distributions	26,749	—	13,086
Investment Expenses:
Mortality and expense risk and administrative charges	(15,512)	(1,060)	(5,581)

Net investment income (loss)	11,237	(1,060)	7,505

Increase (decrease) in net assets from operations:
Capital gain distributions	33,204	—	31,741
Realized capital gain (loss) on investments	(94,013)	(955)	(2,989)
Change in unrealized appreciation (depreciation)	317,466	40,301	10,330

Net gain (loss) on investments	256,657	39,346	39,082

Net increase (decrease) in net assets from operations	267,894	38,286	46,587

Contract owner transactions:
Variable annuity deposits	6,305	—	—
Terminations, withdrawals and annuity payments	(280,343)	(674)	(1,382)
Transfers between subaccounts, net	(1,886)	13,802	—
Maintenance charges and mortality adjustments	(12,990)	(226)	(185)

Increase (decrease) in net assets from contract transactions	(288,914)	12,902	(1,567)

Total increase (decrease) in net assets	(21,020)	51,188	45,020

Net assets as of December 31, 2023	$2,079,565	$140,499	$631,196

Investment income (loss):
Dividend distributions	38,966	—	15,727
Investment Expenses:
Mortality and expense risk and administrative charges	(15,626)	(1,489)	(6,607)

Net investment income (loss)	23,340	(1,489)	9,120

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	13,390
Realized capital gain (loss) on investments	(42,259)	(181)	(2,059)
Change in unrealized appreciation (depreciation)	182,126	42,672	86,000

Net gain (loss) on investments	139,867	42,491	97,331

Net increase (decrease) in net assets from operations	163,207	41,002	106,451

Contract owner transactions:
Variable annuity deposits	5,248	—	—
Terminations, withdrawals and annuity payments	(162,376)	(911)	(1,617)
Transfers between subaccounts, net	(108,833)	—	—
Maintenance charges and mortality adjustments	(6,123)	(304)	(112)

Increase (decrease) in net assets from contract transactions	(272,084)	(1,215)	(1,729)

Total increase (decrease) in net assets	(108,877)	39,787	104,722

Net assets as of December 31, 2024	$1,970,688	$180,286	$735,918

The accompanying notes are an integral part of these financial statements. 67

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
Net assets as of December 31, 2022	$11,597,334	$—	$8,189,595

Investment income (loss):
Dividend distributions	573,747	—	196,292
Investment Expenses:
Mortality and expense risk and administrative charges	(89,116)	(108)	(64,623)

Net investment income (loss)	484,631	(108)	131,669

Increase (decrease) in net assets from operations:
Capital gain distributions	695,565	—	427,181
Realized capital gain (loss) on investments	(216,796)	3	(120,996)
Change in unrealized appreciation (depreciation)	(154,569)	2,517	1,012,611

Net gain (loss) on investments	324,200	2,520	1,318,796

Net increase (decrease) in net assets from operations	808,831	2,412	1,450,465

Contract owner transactions:
Variable annuity deposits	582,498	22,270	52,063
Terminations, withdrawals and annuity payments	(1,739,006)	—	(1,016,851)
Transfers between subaccounts, net	(337,636)	(423)	(491,603)
Maintenance charges and mortality adjustments	(39,347)	(27)	(39,540)

Increase (decrease) in net assets from contract transactions	(1,533,491)	21,820	(1,495,931)

Total increase (decrease) in net assets	(724,660)	24,232	(45,466)

Net assets as of December 31, 2023	$10,872,674	$24,232	$8,144,129

Investment income (loss):
Dividend distributions	604,133	—	136,131
Investment Expenses:
Mortality and expense risk and administrative charges	(94,644)	(356)	(63,464)

Net investment income (loss)	509,489	(356)	72,667

Increase (decrease) in net assets from operations:
Capital gain distributions	49,497	3,063	572,030
Realized capital gain (loss) on investments	(61,089)	81	28,581
Change in unrealized appreciation (depreciation)	250,290	3,195	(355,475)

Net gain (loss) on investments	238,698	6,339	245,136

Net increase (decrease) in net assets from operations	748,187	5,983	317,803

Contract owner transactions:
Variable annuity deposits	86,022	—	59,501
Terminations, withdrawals and annuity payments	(1,173,918)	—	(1,027,591)
Transfers between subaccounts, net	(548,632)	—	207,754
Maintenance charges and mortality adjustments	(38,957)	(101)	(36,886)

Increase (decrease) in net assets from contract transactions	(1,675,485)	(101)	(797,222)

Total increase (decrease) in net assets	(927,298)	5,882	(479,419)

Net assets as of December 31, 2024	$9,945,376	$30,114	$7,664,710

The accompanying notes are an integral part of these financial statements. 68

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2022	$14,320	$854,686	$3,294,004

Investment income (loss):
Dividend distributions	664	7,994	17,176
Investment Expenses:
Mortality and expense risk and administrative charges	(370)	(6,680)	(25,299)

Net investment income (loss)	294	1,314	(8,123)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,056	91,750	186,202
Realized capital gain (loss) on investments	(4,090)	(2,955)	(168,632)
Change in unrealized appreciation (depreciation)	1,825	1,131	421,074

Net gain (loss) on investments	791	89,926	438,644

Net increase (decrease) in net assets from operations	1,085	91,240	430,521

Contract owner transactions:
Variable annuity deposits	8,000	—	182,971
Terminations, withdrawals and annuity payments	(17,996)	(55,661)	(321,041)
Transfers between subaccounts, net	19,375	(8,489)	191,460
Maintenance charges and mortality adjustments	(117)	(1,555)	(10,286)

Increase (decrease) in net assets from contract transactions	9,262	(65,705)	43,104

Total increase (decrease) in net assets	10,347	25,535	473,625

Net assets as of December 31, 2023	$24,667	$880,221	$3,767,629

Investment income (loss):
Dividend distributions	522	10,837	37,478
Investment Expenses:
Mortality and expense risk and administrative charges	(278)	(7,518)	(33,510)

Net investment income (loss)	244	3,319	3,968

Increase (decrease) in net assets from operations:
Capital gain distributions	542	51,560	92,634
Realized capital gain (loss) on investments	(8)	1,027	(16,750)
Change in unrealized appreciation (depreciation)	1,674	38,768	369,817

Net gain (loss) on investments	2,208	91,355	445,701

Net increase (decrease) in net assets from operations	2,452	94,674	449,669

Contract owner transactions:
Variable annuity deposits	—	152,801	162,477
Terminations, withdrawals and annuity payments	(444)	(2,463)	(335,133)
Transfers between subaccounts, net	—	(22,220)	1,684,805
Maintenance charges and mortality adjustments	(51)	(1,615)	(11,420)

Increase (decrease) in net assets from contract transactions	(495)	126,503	1,500,729

Total increase (decrease) in net assets	1,957	221,177	1,950,398

Net assets as of December 31, 2024	$26,624	$1,101,398	$5,718,027

The accompanying notes are an integral part of these financial statements. 69

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Net assets as of December 31, 2022	$2,204,951	$1,839,031	$219,450

Investment income (loss):
Dividend distributions	—	79,085	3,149
Investment Expenses:
Mortality and expense risk and administrative charges	(33,591)	(13,857)	(880)

Net investment income (loss)	(33,591)	65,228	2,269

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(220,632)	(70,255)	(11,848)
Change in unrealized appreciation (depreciation)	839,928	128,721	16,473

Net gain (loss) on investments	619,296	58,466	4,625

Net increase (decrease) in net assets from operations	585,705	123,694	6,894

Contract owner transactions:
Variable annuity deposits	92,066	97,884	7,590
Terminations, withdrawals and annuity payments	(301,648)	(258,050)	(93,637)
Transfers between subaccounts, net	265,152	(56,605)	74,634
Maintenance charges and mortality adjustments	(14,321)	(2,608)	(367)

Increase (decrease) in net assets from contract transactions	41,249	(219,379)	(11,780)

Total increase (decrease) in net assets	626,954	(95,685)	(4,886)

Net assets as of December 31, 2023	$2,831,905	$1,743,346	$214,564

Investment income (loss):
Dividend distributions	—	65,799	5,790
Investment Expenses:
Mortality and expense risk and administrative charges	(33,309)	(11,903)	(2,063)

Net investment income (loss)	(33,309)	53,896	3,727

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(86,036)	(60,650)	(13,535)
Change in unrealized appreciation (depreciation)	364,737	50,893	571

Net gain (loss) on investments	278,701	(9,757)	(12,964)

Net increase (decrease) in net assets from operations	245,392	44,139	(9,237)

Contract owner transactions:
Variable annuity deposits	96,222	54,776	97,124
Terminations, withdrawals and annuity payments	(374,774)	(162,500)	(43,091)
Transfers between subaccounts, net	(218,496)	(170,015)	369,055
Maintenance charges and mortality adjustments	(14,604)	(3,562)	(552)

Increase (decrease) in net assets from contract transactions	(511,652)	(281,301)	422,536

Total increase (decrease) in net assets	(266,260)	(237,162)	413,299

Net assets as of December 31, 2024	$2,565,645	$1,506,184	$627,863

The accompanying notes are an integral part of these financial statements. 70

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Goldman Sachs VIT International Equity Insights
Net assets as of December 31, 2022	$1,605,992	$1,606,249	$75,665

Investment income (loss):
Dividend distributions	8,735	32,403	3,068
Investment Expenses:
Mortality and expense risk and administrative charges	(11,335)	(13,827)	(571)

Net investment income (loss)	(2,600)	18,576	2,497

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	721	(48,379)	(268)
Change in unrealized appreciation (depreciation)	76,386	73,053	14,283

Net gain (loss) on investments	77,107	24,674	14,015

Net increase (decrease) in net assets from operations	74,507	43,250	16,512

Contract owner transactions:
Variable annuity deposits	41,796	48,548	54,913
Terminations, withdrawals and annuity payments	(96,678)	(244,252)	(2,346)
Transfers between subaccounts, net	(659,558)	(11,489)	(10)
Maintenance charges and mortality adjustments	(3,047)	(5,581)	(188)

Increase (decrease) in net assets from contract transactions	(717,487)	(212,774)	52,369

Total increase (decrease) in net assets	(642,980)	(169,524)	68,881

Net assets as of December 31, 2023	$963,012	$1,436,725	$144,546

Investment income (loss):
Dividend distributions	7,527	30,225	4,644
Investment Expenses:
Mortality and expense risk and administrative charges	(9,918)	(11,431)	(1,013)

Net investment income (loss)	(2,391)	18,794	3,631

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	5,952
Realized capital gain (loss) on investments	12,620	(52,825)	1,979
Change in unrealized appreciation (depreciation)	62,207	22,751	(2,739)

Net gain (loss) on investments	74,827	(30,074)	5,192

Net increase (decrease) in net assets from operations	72,436	(11,280)	8,823

Contract owner transactions:
Variable annuity deposits	30,979	25,309	15,467
Terminations, withdrawals and annuity payments	(129,889)	(279,059)	(3,965)
Transfers between subaccounts, net	174,839	(26,523)	1,018
Maintenance charges and mortality adjustments	(2,966)	(5,913)	(256)

Increase (decrease) in net assets from contract transactions	72,963	(286,186)	12,264

Total increase (decrease) in net assets	145,399	(297,466)	21,087

Net assets as of December 31, 2024	$1,108,411	$1,139,259	$165,633

The accompanying notes are an integral part of these financial statements. 71

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value
Net assets as of December 31, 2022	$4,108	$228,884	$445,401

Investment income (loss):
Dividend distributions	—	—	3,213
Investment Expenses:
Mortality and expense risk and administrative charges	(97)	(600)	(3,760)

Net investment income (loss)	(97)	(600)	(547)

Increase (decrease) in net assets from operations:
Capital gain distributions	1	1,617	10,894
Realized capital gain (loss) on investments	1,202	(8,993)	(5,955)
Change in unrealized appreciation (depreciation)	(323)	47,834	39,170

Net gain (loss) on investments	880	40,458	44,109

Net increase (decrease) in net assets from operations	783	39,858	43,562

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(17,426)	(21,435)
Transfers between subaccounts, net	(4,886)	(2,001)	(689)
Maintenance charges and mortality adjustments	(5)	(940)	(1,360)

Increase (decrease) in net assets from contract transactions	(4,891)	(20,367)	(23,484)

Total increase (decrease) in net assets	(4,108)	19,491	20,078

Net assets as of December 31, 2023	$—	$248,375	$465,479

Investment income (loss):
Dividend distributions	1,874	—	3,917
Investment Expenses:
Mortality and expense risk and administrative charges	(359)	(658)	(5,367)

Net investment income (loss)	1,515	(658)	(1,450)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,595	32,476	30,300
Realized capital gain (loss) on investments	28	(2,104)	(2,409)
Change in unrealized appreciation (depreciation)	(1,064)	18,805	26,438

Net gain (loss) on investments	18,559	49,177	54,329

Net increase (decrease) in net assets from operations	20,074	48,519	52,879

Contract owner transactions:
Variable annuity deposits	—	—	4,140
Terminations, withdrawals and annuity payments	—	(147)	(23,670)
Transfers between subaccounts, net	143,778	(5,666)	40,187
Maintenance charges and mortality adjustments	—	(857)	(1,597)

Increase (decrease) in net assets from contract transactions	143,778	(6,670)	19,060

Total increase (decrease) in net assets	163,852	41,849	71,939

Net assets as of December 31, 2024	$163,852	$290,224	$537,418

The accompanying notes are an integral part of these financial statements. 72

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth	Guggenheim Core Bond
Net assets as of December 31, 2022	$288,513	$171,013	$4,654,528

Investment income (loss):
Dividend distributions	2,682	—	190,115
Investment Expenses:
Mortality and expense risk and administrative charges	(3,456)	(529)	(41,718)

Net investment income (loss)	(774)	(529)	148,397

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,711	—
Realized capital gain (loss) on investments	(35,622)	(2,525)	(137,290)
Change in unrealized appreciation (depreciation)	58,090	64,249	238,605

Net gain (loss) on investments	22,468	74,435	101,315

Net increase (decrease) in net assets from operations	21,694	73,906	249,712

Contract owner transactions:
Variable annuity deposits	22,202	—	85,044
Terminations, withdrawals and annuity payments	(21,460)	(8,768)	(542,235)
Transfers between subaccounts, net	52,289	95,849	247
Maintenance charges and mortality adjustments	(297)	—	(11,406)

Increase (decrease) in net assets from contract transactions	52,734	87,081	(468,350)

Total increase (decrease) in net assets	74,428	160,987	(218,638)

Net assets as of December 31, 2023	$362,941	$332,000	$4,435,890

Investment income (loss):
Dividend distributions	2,831	—	184,943
Investment Expenses:
Mortality and expense risk and administrative charges	(880)	(752)	(39,074)

Net investment income (loss)	1,951	(752)	145,869

Increase (decrease) in net assets from operations:
Capital gain distributions	30,058	21,707	—
Realized capital gain (loss) on investments	(986)	3,042	(103,019)
Change in unrealized appreciation (depreciation)	22,088	58,478	21,363

Net gain (loss) on investments	51,160	83,227	(81,656)

Net increase (decrease) in net assets from operations	53,111	82,475	64,213

Contract owner transactions:
Variable annuity deposits	—	—	71,076
Terminations, withdrawals and annuity payments	(8,155)	(10,792)	(541,488)
Transfers between subaccounts, net	(27,060)	(111,524)	116,095
Maintenance charges and mortality adjustments	(167)	—	(8,935)

Increase (decrease) in net assets from contract transactions	(35,382)	(122,316)	(363,252)

Total increase (decrease) in net assets	17,729	(39,841)	(299,039)

Net assets as of December 31, 2024	$380,670	$292,159	$4,136,851

The accompanying notes are an integral part of these financial statements. 73

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim Floating Rate Strategies	Guggenheim High Yield	Guggenheim Long Short Equity (e)
Net assets as of December 31, 2022	$1,533,465	$2,888,518	$306,772

Investment income (loss):
Dividend distributions	125,101	175,657	799
Investment Expenses:
Mortality and expense risk and administrative charges	(13,781)	(25,713)	(2,913)

Net investment income (loss)	111,320	149,944	(2,114)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,233
Realized capital gain (loss) on investments	(16,321)	(82,649)	6,166
Change in unrealized appreciation (depreciation)	72,969	223,050	29,351

Net gain (loss) on investments	56,648	140,401	37,750

Net increase (decrease) in net assets from operations	167,968	290,345	35,636

Contract owner transactions:
Variable annuity deposits	52,773	90,462	11,084
Terminations, withdrawals and annuity payments	(214,773)	(442,328)	(19,476)
Transfers between subaccounts, net	(115,989)	(25,810)	912
Maintenance charges and mortality adjustments	(3,984)	(7,519)	(1,427)

Increase (decrease) in net assets from contract transactions	(281,973)	(385,195)	(8,907)

Total increase (decrease) in net assets	(114,005)	(94,850)	26,729

Net assets as of December 31, 2023	$1,419,460	$2,793,668	$333,501

Investment income (loss):
Dividend distributions	113,284	178,706	—
Investment Expenses:
Mortality and expense risk and administrative charges	(12,605)	(25,402)	(2,038)

Net investment income (loss)	100,679	153,304	(2,038)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6,785)	(37,732)	134,328
Change in unrealized appreciation (depreciation)	(13,720)	72,413	(104,268)

Net gain (loss) on investments	(20,505)	34,681	30,060

Net increase (decrease) in net assets from operations	80,174	187,985	28,022

Contract owner transactions:
Variable annuity deposits	34,506	56,626	4,558
Terminations, withdrawals and annuity payments	(194,617)	(235,795)	(71,429)
Transfers between subaccounts, net	28,000	2,010	(293,792)
Maintenance charges and mortality adjustments	(2,780)	(6,325)	(860)

Increase (decrease) in net assets from contract transactions	(134,891)	(183,484)	(361,523)

Total increase (decrease) in net assets	(54,717)	4,501	(333,501)

Net assets as of December 31, 2024	$1,364,743	$2,798,169	$—

(e)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 74

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim Macro Opportunities	Guggenheim Managed Futures Strategy	Guggenheim Multi- Hedge Strategies
Net assets as of December 31, 2022	$11,071	$23,760	$30,204

Investment income (loss):
Dividend distributions	758	177	758
Investment Expenses:
Mortality and expense risk and administrative charges	(103)	(180)	(240)

Net investment income (loss)	655	(3)	518

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(382)	(418)	(170)
Change in unrealized appreciation (depreciation)	863	975	517

Net gain (loss) on investments	481	557	347

Net increase (decrease) in net assets from operations	1,136	554	865

Contract owner transactions:
Variable annuity deposits	—	—	240
Terminations, withdrawals and annuity payments	—	(5,809)	(5,776)
Transfers between subaccounts, net	6,077	—	—
Maintenance charges and mortality adjustments	(51)	(143)	(158)

Increase (decrease) in net assets from contract transactions	6,026	(5,952)	(5,694)

Total increase (decrease) in net assets	7,162	(5,398)	(4,829)

Net assets as of December 31, 2023	$18,233	$18,362	$25,375

Investment income (loss):
Dividend distributions	1,072	765	565
Investment Expenses:
Mortality and expense risk and administrative charges	(174)	(163)	(223)

Net investment income (loss)	898	602	342

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4)	(161)	(139)
Change in unrealized appreciation (depreciation)	298	(541)	(1,194)

Net gain (loss) on investments	294	(702)	(1,333)

Net increase (decrease) in net assets from operations	1,192	(100)	(991)

Contract owner transactions:
Variable annuity deposits	—	—	240
Terminations, withdrawals and annuity payments	—	(2,055)	(4,313)
Transfers between subaccounts, net	7,876	(201)	—
Maintenance charges and mortality adjustments	(69)	(125)	(141)

Increase (decrease) in net assets from contract transactions	7,807	(2,381)	(4,214)

Total increase (decrease) in net assets	8,999	(2,481)	(5,205)

Net assets as of December 31, 2024	$27,232	$15,881	$20,170

The accompanying notes are an integral part of these financial statements. 75

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim Small Cap Value (e)	Guggenheim Total Return Bond	Guggenheim VIF Alpha Opportunity (e)
Net assets as of December 31, 2022	$46,422	$347,052	$1,694,322

Investment income (loss):
Dividend distributions	516	17,176	1,989
Investment Expenses:
Mortality and expense risk and administrative charges	(448)	(3,631)	(12,953)

Net investment income (loss)	68	13,545	(10,964)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,594	—	—
Realized capital gain (loss) on investments	317	(5,223)	2,917
Change in unrealized appreciation (depreciation)	319	14,630	132,992

Net gain (loss) on investments	4,230	9,407	135,909

Net increase (decrease) in net assets from operations	4,298	22,952	124,945

Contract owner transactions:
Variable annuity deposits	5,620	22,410	43,154
Terminations, withdrawals and annuity payments	(5,545)	(29,529)	(154,591)
Transfers between subaccounts, net	4,238	69,967	(20,085)
Maintenance charges and mortality adjustments	(148)	(1,735)	(10,417)

Increase (decrease) in net assets from contract transactions	4,165	61,113	(141,939)

Total increase (decrease) in net assets	8,463	84,065	(16,994)

Net assets as of December 31, 2023	$54,885	$431,117	$1,677,328

Investment income (loss):
Dividend distributions	—	17,551	2,979
Investment Expenses:
Mortality and expense risk and administrative charges	(289)	(3,647)	(8,571)

Net investment income (loss)	(289)	13,904	(5,592)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	5,743	(24,779)	214,037
Change in unrealized appreciation (depreciation)	(5,105)	19,072	(79,719)

Net gain (loss) on investments	638	(5,707)	134,318

Net increase (decrease) in net assets from operations	349	8,197	128,726

Contract owner transactions:
Variable annuity deposits	925	16,818	5,795
Terminations, withdrawals and annuity payments	(1,256)	(44,336)	(128,881)
Transfers between subaccounts, net	(54,834)	(133,330)	(1,676,754)
Maintenance charges and mortality adjustments	(69)	(1,590)	(6,214)

Increase (decrease) in net assets from contract transactions	(55,234)	(162,438)	(1,806,054)

Total increase (decrease) in net assets	(54,885)	(154,241)	(1,677,328)

Net assets as of December 31, 2024	$—	$276,876	$—

(e)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 76

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2022	$7,307,681	$2,153,619	$15,662,578

Investment income (loss):
Dividend distributions	272,055	47,332	859,019
Investment Expenses:
Mortality and expense risk and administrative charges	(57,405)	(8,752)	(128,218)

Net investment income (loss)	214,650	38,580	730,801

Increase (decrease) in net assets from operations:
Capital gain distributions	—	30,113	—
Realized capital gain (loss) on investments	96,436	5,627	(596,370)
Change in unrealized appreciation (depreciation)	431,979	(31,399)	1,394,359

Net gain (loss) on investments	528,415	4,341	797,989

Net increase (decrease) in net assets from operations	743,065	42,921	1,528,790

Contract owner transactions:
Variable annuity deposits	69,141	54,023	233,365
Terminations, withdrawals and annuity payments	(286,206)	(134,683)	(1,962,566)
Transfers between subaccounts, net	(192,495)	(904,652)	(316,551)
Maintenance charges and mortality adjustments	(17,707)	(4,159)	(68,066)

Increase (decrease) in net assets from contract transactions	(427,267)	(989,471)	(2,113,818)

Total increase (decrease) in net assets	315,798	(946,550)	(585,028)

Net assets as of December 31, 2023	$7,623,479	$1,207,069	$15,077,550

Investment income (loss):
Dividend distributions	610,981	46,685	885,137
Investment Expenses:
Mortality and expense risk and administrative charges	(51,047)	(7,015)	(129,519)

Net investment income (loss)	559,934	39,670	755,618

Increase (decrease) in net assets from operations:
Capital gain distributions	—	24,956	—
Realized capital gain (loss) on investments	3,044	(4,925)	(195,252)
Change in unrealized appreciation (depreciation)	(136,549)	(100,308)	400,842

Net gain (loss) on investments	(133,505)	(80,277)	205,590

Net increase (decrease) in net assets from operations	426,429	(40,607)	961,208

Contract owner transactions:
Variable annuity deposits	148,971	629,038	152,395
Terminations, withdrawals and annuity payments	(606,461)	(53,359)	(1,879,862)
Transfers between subaccounts, net	(618,187)	(31,631)	(298,527)
Maintenance charges and mortality adjustments	(17,512)	(3,631)	(59,488)

Increase (decrease) in net assets from contract transactions	(1,093,189)	540,417	(2,085,482)

Total increase (decrease) in net assets	(666,760)	499,810	(1,124,274)

Net assets as of December 31, 2024	$6,956,719	$1,706,879	$13,953,276

The accompanying notes are an integral part of these financial statements. 77

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Long Short Equity (e)	Guggenheim VIF Managed Asset Allocation (e)	Guggenheim VIF Multi-Hedge Strategies
Net assets as of December 31, 2022	$4,344,889	$9,218,089	$3,769,037

Investment income (loss):
Dividend distributions	10,285	115,857	85,747
Investment Expenses:
Mortality and expense risk and administrative charges	(41,116)	(73,626)	(35,443)

Net investment income (loss)	(30,831)	42,231	50,304

Increase (decrease) in net assets from operations:
Capital gain distributions	—	71,054	—
Realized capital gain (loss) on investments	53,400	141,211	(33,575)
Change in unrealized appreciation (depreciation)	466,907	881,743	77,423

Net gain (loss) on investments	520,307	1,094,008	43,848

Net increase (decrease) in net assets from operations	489,476	1,136,239	94,152

Contract owner transactions:
Variable annuity deposits	67,087	40,043	13,186
Terminations, withdrawals and annuity payments	(274,387)	(1,062,482)	(524,732)
Transfers between subaccounts, net	1,387,307	(262,598)	178,996
Maintenance charges and mortality adjustments	(21,942)	(36,271)	(15,976)

Increase (decrease) in net assets from contract transactions	1,158,065	(1,321,308)	(348,526)

Total increase (decrease) in net assets	1,647,541	(185,069)	(254,374)

Net assets as of December 31, 2023	$5,992,430	$9,033,020	$3,514,663

Investment income (loss):
Dividend distributions	5,934	179,891	123,980
Investment Expenses:
Mortality and expense risk and administrative charges	(24,842)	(46,005)	(23,814)

Net investment income (loss)	(18,908)	133,886	100,166

Increase (decrease) in net assets from operations:
Capital gain distributions	—	413,850	—
Realized capital gain (loss) on investments	1,095,034	1,346,306	(61,648)
Change in unrealized appreciation (depreciation)	(713,273)	(1,304,878)	(125,992)

Net gain (loss) on investments	381,761	455,278	(187,640)

Net increase (decrease) in net assets from operations	362,853	589,164	(87,474)

Contract owner transactions:
Variable annuity deposits	75,349	119,275	48,530
Terminations, withdrawals and annuity payments	(665,735)	(626,160)	(163,783)
Transfers between subaccounts, net	(5,753,116)	(9,095,049)	(1,684,181)
Maintenance charges and mortality adjustments	(11,781)	(20,250)	(10,148)

Increase (decrease) in net assets from contract transactions	(6,355,283)	(9,622,184)	(1,809,582)

Total increase (decrease) in net assets	(5,992,430)	(9,033,020)	(1,897,056)

Net assets as of December 31, 2024	$—	$—	$1,617,607

(e)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 78

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Total Return Bond	Invesco American Franchise	Invesco Comstock
Net assets as of December 31, 2022	$31,034,846	$1,230,260	$9,427,775

Investment income (loss):
Dividend distributions	1,120,590	—	156,571
Investment Expenses:
Mortality and expense risk and administrative charges	(245,505)	(13,287)	(82,140)

Net investment income (loss)	875,085	(13,287)	74,431

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	603,302
Realized capital gain (loss) on investments	(1,337,974)	4,706	161,341
Change in unrealized appreciation (depreciation)	2,116,741	490,185	152,825

Net gain (loss) on investments	778,767	494,891	917,468

Net increase (decrease) in net assets from operations	1,653,852	481,604	991,899

Contract owner transactions:
Variable annuity deposits	805,871	18,364	174,597
Terminations, withdrawals and annuity payments	(4,592,025)	(70,683)	(500,622)
Transfers between subaccounts, net	(147,209)	(1,047)	(456,474)
Maintenance charges and mortality adjustments	(86,500)	(3,537)	(19,332)

Increase (decrease) in net assets from contract transactions	(4,019,863)	(56,903)	(801,831)

Total increase (decrease) in net assets	(2,366,011)	424,701	190,068

Net assets as of December 31, 2023	$28,668,835	$1,654,961	$9,617,843

Investment income (loss):
Dividend distributions	1,141,711	—	164,763
Investment Expenses:
Mortality and expense risk and administrative charges	(241,777)	(16,155)	(89,201)

Net investment income (loss)	899,934	(16,155)	75,562

Increase (decrease) in net assets from operations:
Capital gain distributions	—	62,212	750,944
Realized capital gain (loss) on investments	(610,432)	150,402	288,851
Change in unrealized appreciation (depreciation)	370,333	309,538	156,882

Net gain (loss) on investments	(240,099)	522,152	1,196,677

Net increase (decrease) in net assets from operations	659,835	505,997	1,272,239

Contract owner transactions:
Variable annuity deposits	463,768	22,519	125,345
Terminations, withdrawals and annuity payments	(4,048,504)	(280,690)	(871,654)
Transfers between subaccounts, net	4,126,186	(178,521)	(405,160)
Maintenance charges and mortality adjustments	(84,342)	(4,704)	(20,471)

Increase (decrease) in net assets from contract transactions	457,108	(441,396)	(1,171,940)

Total increase (decrease) in net assets	1,116,943	64,601	100,299

Net assets as of December 31, 2024	$29,785,778	$1,719,562	$9,718,142

The accompanying notes are an integral part of these financial statements. 79

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco Developing Markets	Invesco Discovery	Invesco Discovery Mid Cap Growth
Net assets as of December 31, 2022	$238,464	$148,393	$1,062,661

Investment income (loss):
Dividend distributions	1,270	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,108)	(1,411)	(9,460)

Net investment income (loss)	(838)	(1,411)	(9,460)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,905)	(6,471)	(14,552)
Change in unrealized appreciation (depreciation)	27,138	30,694	140,945

Net gain (loss) on investments	25,233	24,223	126,393

Net increase (decrease) in net assets from operations	24,395	22,812	116,933

Contract owner transactions:
Variable annuity deposits	11,047	4,318	20,501
Terminations, withdrawals and annuity payments	(7,259)	(22,697)	(152,235)
Transfers between subaccounts, net	(22,981)	9,160	27,675
Maintenance charges and mortality adjustments	(834)	(409)	(2,291)

Increase (decrease) in net assets from contract transactions	(20,027)	(9,628)	(106,350)

Total increase (decrease) in net assets	4,368	13,184	10,583

Net assets as of December 31, 2023	$242,832	$161,577	$1,073,244

Investment income (loss):
Dividend distributions	13	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,232)	(1,757)	(9,992)

Net investment income (loss)	(2,219)	(1,757)	(9,992)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,810	55,356
Realized capital gain (loss) on investments	(647)	2,243	18,251
Change in unrealized appreciation (depreciation)	(3,880)	23,597	156,066

Net gain (loss) on investments	(4,527)	38,650	229,673

Net increase (decrease) in net assets from operations	(6,746)	36,893	219,681

Contract owner transactions:
Variable annuity deposits	10,001	5,605	21,693
Terminations, withdrawals and annuity payments	(24,007)	(13,174)	(110,437)
Transfers between subaccounts, net	26,981	9,984	(60,497)
Maintenance charges and mortality adjustments	(835)	(467)	(2,402)

Increase (decrease) in net assets from contract transactions	12,140	1,948	(151,643)

Total increase (decrease) in net assets	5,394	38,841	68,038

Net assets as of December 31, 2024	$248,226	$200,418	$1,141,282

The accompanying notes are an integral part of these financial statements. 80

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco Energy	Invesco Equity and Income	Invesco Global
Net assets as of December 31, 2022	$80,787	$7,889,563	$395,247

Investment income (loss):
Dividend distributions	1,936	159,550	—
Investment Expenses:
Mortality and expense risk and administrative charges	(815)	(72,598)	(4,417)

Net investment income (loss)	1,121	86,952	(4,417)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	379,411	53,118
Realized capital gain (loss) on investments	1,168	(2,374)	(2,065)
Change in unrealized appreciation (depreciation)	(3,055)	214,217	87,190

Net gain (loss) on investments	(1,887)	591,254	138,243

Net increase (decrease) in net assets from operations	(766)	678,206	133,826

Contract owner transactions:
Variable annuity deposits	3,880	159,999	17,264
Terminations, withdrawals and annuity payments	(2,687)	(825,735)	(28,803)
Transfers between subaccounts, net	13,292	296,434	34,382
Maintenance charges and mortality adjustments	(475)	(21,597)	(1,525)

Increase (decrease) in net assets from contract transactions	14,010	(390,899)	21,318

Total increase (decrease) in net assets	13,244	287,307	155,144

Net assets as of December 31, 2023	$94,031	$8,176,870	$550,391

Investment income (loss):
Dividend distributions	2,869	164,206	—
Investment Expenses:
Mortality and expense risk and administrative charges	(766)	(76,978)	(4,943)

Net investment income (loss)	2,103	87,228	(4,943)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	479,958	58,038
Realized capital gain (loss) on investments	6,581	99,743	8,964
Change in unrealized appreciation (depreciation)	(2,143)	193,918	15,907

Net gain (loss) on investments	4,438	773,619	82,909

Net increase (decrease) in net assets from operations	6,541	860,847	77,966

Contract owner transactions:
Variable annuity deposits	3,130	123,430	16,204
Terminations, withdrawals and annuity payments	(5,494)	(1,110,156)	(46,722)
Transfers between subaccounts, net	(23,249)	104,005	(53,162)
Maintenance charges and mortality adjustments	(423)	(23,415)	(1,722)

Increase (decrease) in net assets from contract transactions	(26,036)	(906,136)	(85,402)

Total increase (decrease) in net assets	(19,495)	(45,289)	(7,436)

Net assets as of December 31, 2024	$74,536	$8,131,581	$542,955

The accompanying notes are an integral part of these financial statements. 81

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco Gold & Special Minerals	Invesco Main Street Mid Cap	Invesco Oppenheimer V.I. International Growth Fund
Net assets as of December 31, 2022	$147,337	$1,279,269	$312,856

Investment income (loss):
Dividend distributions	1,256	—	1,026
Investment Expenses:
Mortality and expense risk and administrative charges	(1,385)	(14,433)	(1,160)

Net investment income (loss)	(129)	(14,433)	(134)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(106)	14,337	(4,638)
Change in unrealized appreciation (depreciation)	8,276	192,411	67,201

Net gain (loss) on investments	8,170	206,748	62,563

Net increase (decrease) in net assets from operations	8,041	192,315	62,429

Contract owner transactions:
Variable annuity deposits	1,945	24,734	18,114
Terminations, withdrawals and annuity payments	(1,029)	(133,052)	(14,423)
Transfers between subaccounts, net	(393)	259,713	(12,743)
Maintenance charges and mortality adjustments	(424)	(4,352)	(712)

Increase (decrease) in net assets from contract transactions	99	147,043	(9,764)

Total increase (decrease) in net assets	8,140	339,358	52,665

Net assets as of December 31, 2023	$155,477	$1,618,627	$365,521

Investment income (loss):
Dividend distributions	1,471	4,071	953
Investment Expenses:
Mortality and expense risk and administrative charges	(1,562)	(15,174)	(1,098)

Net investment income (loss)	(91)	(11,103)	(145)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	133,473	16,946
Realized capital gain (loss) on investments	756	56,375	(788)
Change in unrealized appreciation (depreciation)	18,421	59,352	(16,874)

Net gain (loss) on investments	19,177	249,200	(716)

Net increase (decrease) in net assets from operations	19,086	238,097	(861)

Contract owner transactions:
Variable annuity deposits	1,850	18,954	—
Terminations, withdrawals and annuity payments	(4,421)	(157,096)	(48,780)
Transfers between subaccounts, net	228	(77,919)	(57,930)
Maintenance charges and mortality adjustments	(509)	(3,951)	(534)

Increase (decrease) in net assets from contract transactions	(2,852)	(220,012)	(107,244)

Total increase (decrease) in net assets	16,234	18,085	(108,105)

Net assets as of December 31, 2024	$171,711	$1,636,712	$257,416

The accompanying notes are an integral part of these financial statements. 82

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco Small Cap Growth (f)	Invesco Technology	Invesco V.I. American Franchise Series I
Net assets as of December 31, 2022	$1,748,262	$1,174,046	$1,103,225

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,984)	(12,110)	(22,795)

Net investment income (loss)	(15,984)	(12,110)	(22,795)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,194	36,758
Realized capital gain (loss) on investments	(47,576)	(8,445)	(24,254)
Change in unrealized appreciation (depreciation)	257,963	514,181	511,205

Net gain (loss) on investments	210,387	517,930	523,709

Net increase (decrease) in net assets from operations	194,403	505,820	500,914

Contract owner transactions:
Variable annuity deposits	650	33,652	—
Terminations, withdrawals and annuity payments	(97,437)	(169,095)	(105,572)
Transfers between subaccounts, net	(12,672)	(41,105)	488,293
Maintenance charges and mortality adjustments	(4,677)	(2,442)	(11,621)

Increase (decrease) in net assets from contract transactions	(114,136)	(178,990)	371,100

Total increase (decrease) in net assets	80,267	326,830	872,014

Net assets as of December 31, 2023	$1,828,529	$1,500,876	$1,975,239

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(16,808)	(15,403)	(30,151)

Net investment income (loss)	(16,808)	(15,403)	(30,151)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	227,810	—
Realized capital gain (loss) on investments	(49,789)	65,571	153,246
Change in unrealized appreciation (depreciation)	323,613	206,329	446,115

Net gain (loss) on investments	273,824	499,710	599,361

Net increase (decrease) in net assets from operations	257,016	484,307	569,210

Contract owner transactions:
Variable annuity deposits	525	25,210	1,706
Terminations, withdrawals and annuity payments	(227,320)	(186,441)	(348,891)
Transfers between subaccounts, net	(62,384)	(16,376)	(331,678)
Maintenance charges and mortality adjustments	(4,038)	(4,643)	(14,422)

Increase (decrease) in net assets from contract transactions	(293,217)	(182,250)	(693,285)

Total increase (decrease) in net assets	(36,201)	302,057	(124,075)

Net assets as of December 31, 2024	$1,792,328	$1,802,933	$1,851,164

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 83

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. American Franchise Series II	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2022	$28,141	$3,006,463	$54,077

Investment income (loss):
Dividend distributions	—	10,590	—
Investment Expenses:
Mortality and expense risk and administrative charges	(310)	(23,602)	(640)

Net investment income (loss)	(310)	(13,012)	(640)

Increase (decrease) in net assets from operations:
Capital gain distributions	383	589,829	—
Realized capital gain (loss) on investments	(7,103)	(95,530)	(173)
Change in unrealized appreciation (depreciation)	16,121	(111,062)	3,808

Net gain (loss) on investments	9,401	383,237	3,635

Net increase (decrease) in net assets from operations	9,091	370,225	2,995

Contract owner transactions:
Variable annuity deposits	600	21,731	—
Terminations, withdrawals and annuity payments	(837)	(252,482)	(91)
Transfers between subaccounts, net	(19,305)	(142,877)	4,709
Maintenance charges and mortality adjustments	(108)	(11,029)	(117)

Increase (decrease) in net assets from contract transactions	(19,650)	(384,657)	4,501

Total increase (decrease) in net assets	(10,559)	(14,432)	7,496

Net assets as of December 31, 2023	$17,582	$2,992,031	$61,573

Investment income (loss):
Dividend distributions	—	27,961	4,023
Investment Expenses:
Mortality and expense risk and administrative charges	(263)	(29,539)	(746)

Net investment income (loss)	(263)	(1,578)	3,277

Increase (decrease) in net assets from operations:
Capital gain distributions	—	83,839	—
Realized capital gain (loss) on investments	(15)	(39,115)	(116)
Change in unrealized appreciation (depreciation)	6,032	804,995	(2,712)

Net gain (loss) on investments	6,017	849,719	(2,828)

Net increase (decrease) in net assets from operations	5,754	848,141	449

Contract owner transactions:
Variable annuity deposits	—	235,332	—
Terminations, withdrawals and annuity payments	(141)	(471,131)	(401)
Transfers between subaccounts, net	4	854,698	34,145
Maintenance charges and mortality adjustments	(92)	(12,978)	(138)

Increase (decrease) in net assets from contract transactions	(229)	605,921	33,606

Total increase (decrease) in net assets	5,525	1,454,062	34,055

Net assets as of December 31, 2024	$23,107	$4,446,093	$95,628

The accompanying notes are an integral part of these financial statements. 84

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond
Net assets as of December 31, 2022	$11,606,340	$21,818	$9,788,318

Investment income (loss):
Dividend distributions	174,226	4,180	262,560
Investment Expenses:
Mortality and expense risk and administrative charges	(86,441)	(4,731)	(98,799)

Net investment income (loss)	87,785	(551)	163,761

Increase (decrease) in net assets from operations:
Capital gain distributions	1,254,724	20,761	—
Realized capital gain (loss) on investments	168,888	(431)	(85,748)
Change in unrealized appreciation (depreciation)	(415,650)	63,948	444,577

Net gain (loss) on investments	1,007,962	84,278	358,829

Net increase (decrease) in net assets from operations	1,095,747	83,727	522,590

Contract owner transactions:
Variable annuity deposits	178,217	—	679,624
Terminations, withdrawals and annuity payments	(1,206,733)	(19,672)	(1,400,341)
Transfers between subaccounts, net	(95,742)	849,750	1,750,212
Maintenance charges and mortality adjustments	(39,303)	(484)	(37,566)

Increase (decrease) in net assets from contract transactions	(1,163,561)	829,594	991,929

Total increase (decrease) in net assets	(67,814)	913,321	1,514,519

Net assets as of December 31, 2023	$11,538,526	$935,139	$11,302,837

Investment income (loss):
Dividend distributions	187,545	5,093	375,367
Investment Expenses:
Mortality and expense risk and administrative charges	(97,747)	(12,052)	(109,791)

Net investment income (loss)	89,798	(6,959)	265,576

Increase (decrease) in net assets from operations:
Capital gain distributions	879,713	88,148	—
Realized capital gain (loss) on investments	213,615	191,734	7,440
Change in unrealized appreciation (depreciation)	(357,661)	(53,440)	(87,059)

Net gain (loss) on investments	735,667	226,442	(79,619)

Net increase (decrease) in net assets from operations	825,465	219,483	185,957

Contract owner transactions:
Variable annuity deposits	252,894	6,959	289,079
Terminations, withdrawals and annuity payments	(1,346,222)	(13,408)	(1,619,563)
Transfers between subaccounts, net	13,485,867	(1,107,058)	480,239
Maintenance charges and mortality adjustments	(42,208)	(959)	(33,682)

Increase (decrease) in net assets from contract transactions	12,350,331	(1,114,466)	(883,927)

Total increase (decrease) in net assets	13,175,796	(894,983)	(697,970)

Net assets as of December 31, 2024	$24,714,322	$40,156	$10,604,867

The accompanying notes are an integral part of these financial statements. 85

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equally-Weighted S&P 500	Invesco V.I. Equity and Income
Net assets as of December 31, 2022	$3,766,018	$533,408	$9,035,122

Investment income (loss):
Dividend distributions	—	7,054	151,384
Investment Expenses:
Mortality and expense risk and administrative charges	(27,082)	(2,743)	(64,114)

Net investment income (loss)	(27,082)	4,311	87,270

Increase (decrease) in net assets from operations:
Capital gain distributions	—	45,339	459,597
Realized capital gain (loss) on investments	(366,469)	(3,048)	(98,165)
Change in unrealized appreciation (depreciation)	782,966	24,313	367,976

Net gain (loss) on investments	416,497	66,604	729,408

Net increase (decrease) in net assets from operations	389,415	70,915	816,678

Contract owner transactions:
Variable annuity deposits	125,360	23,788	54,315
Terminations, withdrawals and annuity payments	(396,660)	(39,414)	(1,227,935)
Transfers between subaccounts, net	(331,015)	43,732	113,597
Maintenance charges and mortality adjustments	(11,839)	(595)	(38,215)

Increase (decrease) in net assets from contract transactions	(614,154)	27,511	(1,098,238)

Total increase (decrease) in net assets	(224,739)	98,426	(281,560)

Net assets as of December 31, 2023	$3,541,279	$631,834	$8,753,562

Investment income (loss):
Dividend distributions	—	21,926	114,608
Investment Expenses:
Mortality and expense risk and administrative charges	(31,601)	(4,342)	(58,149)

Net investment income (loss)	(31,601)	17,584	56,459

Increase (decrease) in net assets from operations:
Capital gain distributions	—	38,517	279,947
Realized capital gain (loss) on investments	(87,501)	8,241	66,401
Change in unrealized appreciation (depreciation)	913,550	49,623	401,843

Net gain (loss) on investments	826,049	96,381	748,191

Net increase (decrease) in net assets from operations	794,448	113,965	804,650

Contract owner transactions:
Variable annuity deposits	227,366	510,139	54,175
Terminations, withdrawals and annuity payments	(434,796)	(259,361)	(970,622)
Transfers between subaccounts, net	812,231	482,981	(1,456,226)
Maintenance charges and mortality adjustments	(10,227)	(877)	(33,730)

Increase (decrease) in net assets from contract transactions	594,574	732,882	(2,406,403)

Total increase (decrease) in net assets	1,389,022	846,847	(1,601,753)

Net assets as of December 31, 2024	$4,930,301	$1,478,681	$7,151,809

The accompanying notes are an integral part of these financial statements. 86

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global	Invesco V.I. Global Core Equity
Net assets as of December 31, 2022	$17,923,030	$3,549,784	$12,628

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(167,838)	(32,072)	(138)

Net investment income (loss)	(167,838)	(32,072)	(138)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,736	482,183	—
Realized capital gain (loss) on investments	(334,563)	(67,998)	(1,185)
Change in unrealized appreciation (depreciation)	3,333,581	780,857	3,780

Net gain (loss) on investments	3,012,754	1,195,042	2,595

Net increase (decrease) in net assets from operations	2,844,916	1,162,970	2,457

Contract owner transactions:
Variable annuity deposits	287,314	121,111	—
Terminations, withdrawals and annuity payments	(2,470,127)	(354,042)	(13,417)
Transfers between subaccounts, net	440,951	(56,848)	40,019
Maintenance charges and mortality adjustments	(70,397)	(8,704)	(19)

Increase (decrease) in net assets from contract transactions	(1,812,259)	(298,483)	26,583

Total increase (decrease) in net assets	1,032,657	864,487	29,040

Net assets as of December 31, 2023	$18,955,687	$4,414,271	$41,668

Investment income (loss):
Dividend distributions	246,350	—	407
Investment Expenses:
Mortality and expense risk and administrative charges	(166,840)	(35,735)	(117)

Net investment income (loss)	79,510	(35,735)	290

Increase (decrease) in net assets from operations:
Capital gain distributions	85,310	262,609	460
Realized capital gain (loss) on investments	192,240	26,499	16
Change in unrealized appreciation (depreciation)	(250,864)	387,718	6,079

Net gain (loss) on investments	26,686	676,826	6,555

Net increase (decrease) in net assets from operations	106,196	641,091	6,845

Contract owner transactions:
Variable annuity deposits	347,545	38,920	—
Terminations, withdrawals and annuity payments	(2,944,104)	(602,029)	—
Transfers between subaccounts, net	(1,170,798)	(100,824)	—
Maintenance charges and mortality adjustments	(68,894)	(8,614)	—

Increase (decrease) in net assets from contract transactions	(3,836,251)	(672,547)	—

Total increase (decrease) in net assets	(3,730,055)	(31,456)	6,845

Net assets as of December 31, 2024	$15,225,632	$4,382,815	$48,513

The accompanying notes are an integral part of these financial statements. 87

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Global Real Estate Series I	Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Strategic Income
Net assets as of December 31, 2022	$5,603,661	$124,373	$1,927

Investment income (loss):
Dividend distributions	77,620	1,292	—
Investment Expenses:
Mortality and expense risk and administrative charges	(40,823)	(283)	(23)

Net investment income (loss)	36,797	1,009	(23)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(178,084)	(6,198)	(27)
Change in unrealized appreciation (depreciation)	562,286	16,400	184

Net gain (loss) on investments	384,202	10,202	157

Net increase (decrease) in net assets from operations	420,999	11,211	134

Contract owner transactions:
Variable annuity deposits	105,109	10,994	—
Terminations, withdrawals and annuity payments	(674,575)	(25,320)	(96)
Transfers between subaccounts, net	(24,052)	11,592	—
Maintenance charges and mortality adjustments	(22,475)	(350)	(3)

Increase (decrease) in net assets from contract transactions	(615,993)	(3,084)	(99)

Total increase (decrease) in net assets	(194,994)	8,127	35

Net assets as of December 31, 2023	$5,408,667	$132,500	$1,962

Investment income (loss):
Dividend distributions	149,503	2,721	613
Investment Expenses:
Mortality and expense risk and administrative charges	(40,832)	(293)	(391)

Net investment income (loss)	108,671	2,428	222

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(222,451)	(3,548)	(48)
Change in unrealized appreciation (depreciation)	(100,988)	(2,440)	1,484

Net gain (loss) on investments	(323,439)	(5,988)	1,436

Net increase (decrease) in net assets from operations	(214,768)	(3,560)	1,658

Contract owner transactions:
Variable annuity deposits	81,705	—	—
Terminations, withdrawals and annuity payments	(777,391)	(21,144)	(21,331)
Transfers between subaccounts, net	473,763	(7,450)	195,449
Maintenance charges and mortality adjustments	(21,017)	(268)	(79)

Increase (decrease) in net assets from contract transactions	(242,940)	(28,862)	174,039

Total increase (decrease) in net assets	(457,708)	(32,422)	175,697

Net assets as of December 31, 2024	$4,950,959	$100,078	$177,659

The accompanying notes are an integral part of these financial statements. 88

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Growth and Income
Net assets as of December 31, 2022	$41,003,737	$10,071,936	$15,299

Investment income (loss):
Dividend distributions	1,623,792	170,244	506
Investment Expenses:
Mortality and expense risk and administrative charges	(283,784)	(80,288)	(241)

Net investment income (loss)	1,340,008	89,956	265

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	4,952
Realized capital gain (loss) on investments	—	(340,234)	(25)
Change in unrealized appreciation (depreciation)	—	580,686	(1,274)

Net gain (loss) on investments	—	240,452	3,653

Net increase (decrease) in net assets from operations	1,340,008	330,408	3,918

Contract owner transactions:
Variable annuity deposits	2,650,996	80,267	—
Terminations, withdrawals and annuity payments	(6,742,967)	(1,437,375)	(166)
Transfers between subaccounts, net	(3,033,112)	468,415	22,174
Maintenance charges and mortality adjustments	(141,592)	(55,289)	(69)

Increase (decrease) in net assets from contract transactions	(7,266,675)	(943,982)	21,939

Total increase (decrease) in net assets	(5,926,667)	(613,574)	25,857

Net assets as of December 31, 2023	$35,077,070	$9,458,362	$41,156

Investment income (loss):
Dividend distributions	1,795,340	227,827	535
Investment Expenses:
Mortality and expense risk and administrative charges	(310,387)	(75,012)	(296)

Net investment income (loss)	1,484,953	152,815	239

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,749
Realized capital gain (loss) on investments	—	(123,622)	104
Change in unrealized appreciation (depreciation)	—	(5,460)	2,876

Net gain (loss) on investments	—	(129,082)	5,729

Net increase (decrease) in net assets from operations	1,484,953	23,733	5,968

Contract owner transactions:
Variable annuity deposits	1,049,316	34,193	1,683
Terminations, withdrawals and annuity payments	(7,017,366)	(1,072,351)	(3,671)
Transfers between subaccounts, net	9,702,517	954,603	10
Maintenance charges and mortality adjustments	(121,420)	(50,306)	(87)

Increase (decrease) in net assets from contract transactions	3,613,047	(133,861)	(2,065)

Total increase (decrease) in net assets	5,098,000	(110,128)	3,903

Net assets as of December 31, 2024	$40,175,070	$9,348,234	$45,059

The accompanying notes are an integral part of these financial statements. 89

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Health Care Series I	Invesco V.I. Health Care Series II	Invesco V.I. Main Street Mid Cap Fund®
Net assets as of December 31, 2022	$7,393,775	$191,553	$7,926,380

Investment income (loss):
Dividend distributions	—	—	3,125
Investment Expenses:
Mortality and expense risk and administrative charges	(46,356)	(2,320)	(69,801)

Net investment income (loss)	(46,356)	(2,320)	(66,676)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(204,623)	(37)	(404,135)
Change in unrealized appreciation (depreciation)	349,023	5,238	1,430,013

Net gain (loss) on investments	144,400	5,201	1,025,878

Net increase (decrease) in net assets from operations	98,044	2,881	959,202

Contract owner transactions:
Variable annuity deposits	44,415	—	167,724
Terminations, withdrawals and annuity payments	(853,418)	—	(1,413,312)
Transfers between subaccounts, net	(1,043,984)	—	475,406
Maintenance charges and mortality adjustments	(32,007)	(54)	(31,676)

Increase (decrease) in net assets from contract transactions	(1,884,994)	(54)	(801,858)

Total increase (decrease) in net assets	(1,786,950)	2,827	157,344

Net assets as of December 31, 2023	$5,606,825	$194,380	$8,083,724

Investment income (loss):
Dividend distributions	—	—	10,815
Investment Expenses:
Mortality and expense risk and administrative charges	(45,956)	(1,614)	(71,584)

Net investment income (loss)	(45,956)	(1,614)	(60,769)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	216,550
Realized capital gain (loss) on investments	86,865	9,944	(113,430)
Change in unrealized appreciation (depreciation)	161,819	1,370	1,045,008

Net gain (loss) on investments	248,684	11,314	1,148,128

Net increase (decrease) in net assets from operations	202,728	9,700	1,087,359

Contract owner transactions:
Variable annuity deposits	153,352	—	77,851
Terminations, withdrawals and annuity payments	(1,132,833)	(72,992)	(801,352)
Transfers between subaccounts, net	478,769	(35,331)	983,291
Maintenance charges and mortality adjustments	(24,458)	(57)	(29,763)

Increase (decrease) in net assets from contract transactions	(525,170)	(108,380)	230,027

Total increase (decrease) in net assets	(322,442)	(98,680)	1,317,386

Net assets as of December 31, 2024	$5,284,383	$95,700	$9,401,110

The accompanying notes are an integral part of these financial statements. 90

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity	Invesco Value Opportunities
Net assets as of December 31, 2022	$12,024,180	$25,840	$2,265,000

Investment income (loss):
Dividend distributions	105,244	—	5,143
Investment Expenses:
Mortality and expense risk and administrative charges	(107,903)	(281)	(20,666)

Net investment income (loss)	(2,659)	(281)	(15,523)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,478	51,037
Realized capital gain (loss) on investments	(17,302)	(112)	56,265
Change in unrealized appreciation (depreciation)	1,816,889	10,190	225,212

Net gain (loss) on investments	1,799,587	12,556	332,514

Net increase (decrease) in net assets from operations	1,796,928	12,275	316,991

Contract owner transactions:
Variable annuity deposits	66,945	—	47,849
Terminations, withdrawals and annuity payments	(1,698,591)	(1,428)	(168,086)
Transfers between subaccounts, net	(120,348)	91,276	74,564
Maintenance charges and mortality adjustments	(59,738)	(169)	(4,043)

Increase (decrease) in net assets from contract transactions	(1,811,732)	89,679	(49,716)

Total increase (decrease) in net assets	(14,804)	101,954	267,275

Net assets as of December 31, 2023	$12,009,376	$127,794	$2,532,275

Investment income (loss):
Dividend distributions	—	—	10,769
Investment Expenses:
Mortality and expense risk and administrative charges	(120,260)	(199)	(24,143)

Net investment income (loss)	(120,260)	(199)	(13,374)

Increase (decrease) in net assets from operations:
Capital gain distributions	479,694	3,335	189,329
Realized capital gain (loss) on investments	492,025	6,404	224,873
Change in unrealized appreciation (depreciation)	600,336	4,374	273,203

Net gain (loss) on investments	1,572,055	14,113	687,405

Net increase (decrease) in net assets from operations	1,451,795	13,914	674,031

Contract owner transactions:
Variable annuity deposits	187,407	—	35,753
Terminations, withdrawals and annuity payments	(1,606,900)	(17,268)	(424,544)
Transfers between subaccounts, net	271,786	(70,965)	(163,836)
Maintenance charges and mortality adjustments	(55,320)	(147)	(3,818)

Increase (decrease) in net assets from contract transactions	(1,203,027)	(88,380)	(556,445)

Total increase (decrease) in net assets	248,768	(74,466)	117,586

Net assets as of December 31, 2024	$12,258,144	$53,328	$2,649,861

The accompanying notes are an integral part of these financial statements. 91

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Janus Henderson Adaptive Risk Managed U.S. Equity	Janus Henderson Mid Cap Value	Janus Henderson Overseas
Net assets as of December 31, 2022	$750,378	$60,873	$3,488,329

Investment income (loss):
Dividend distributions	2,591	483	43,753
Investment Expenses:
Mortality and expense risk and administrative charges	(6,550)	(564)	(35,371)

Net investment income (loss)	(3,959)	(81)	8,382

Increase (decrease) in net assets from operations:
Capital gain distributions	22,056	4,958	—
Realized capital gain (loss) on investments	(32,824)	(174)	71,668
Change in unrealized appreciation (depreciation)	108,487	1,251	268,256

Net gain (loss) on investments	97,719	6,035	339,924

Net increase (decrease) in net assets from operations	93,760	5,954	348,306

Contract owner transactions:
Variable annuity deposits	22,754	2,057	77,387
Terminations, withdrawals and annuity payments	(129,622)	(2,274)	(302,518)
Transfers between subaccounts, net	(12,828)	383	543,893
Maintenance charges and mortality adjustments	(1,393)	(81)	(10,058)

Increase (decrease) in net assets from contract transactions	(121,089)	85	308,704

Total increase (decrease) in net assets	(27,329)	6,039	657,010

Net assets as of December 31, 2023	$723,049	$66,912	$4,145,339

Investment income (loss):
Dividend distributions	—	170	47,885
Investment Expenses:
Mortality and expense risk and administrative charges	(6,608)	(558)	(39,215)

Net investment income (loss)	(6,608)	(388)	8,670

Increase (decrease) in net assets from operations:
Capital gain distributions	18,894	3,869	—
Realized capital gain (loss) on investments	5,725	2,296	158,867
Change in unrealized appreciation (depreciation)	124,825	1,923	38,257

Net gain (loss) on investments	149,444	8,088	197,124

Net increase (decrease) in net assets from operations	142,836	7,700	205,794

Contract owner transactions:
Variable annuity deposits	16,238	1,435	82,969
Terminations, withdrawals and annuity payments	(134,999)	(29,256)	(459,225)
Transfers between subaccounts, net	(21,861)	(63)	(234,132)
Maintenance charges and mortality adjustments	(968)	(544)	(10,547)

Increase (decrease) in net assets from contract transactions	(141,590)	(28,428)	(620,935)

Total increase (decrease) in net assets	1,246	(20,728)	(415,141)

Net assets as of December 31, 2024	$724,295	$46,184	$3,730,198

The accompanying notes are an integral part of these financial statements. 92

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Janus Henderson VIT Enterprise	Janus Henderson VIT Mid Cap Value	Janus Henderson VIT Overseas
Net assets as of December 31, 2022	$25,323,958	$207,238	$365,923

Investment income (loss):
Dividend distributions	23,849	2,557	6,911
Investment Expenses:
Mortality and expense risk and administrative charges	(224,707)	(1,213)	(4,254)

Net investment income (loss)	(200,858)	1,344	2,657

Increase (decrease) in net assets from operations:
Capital gain distributions	2,040,018	5,585	—
Realized capital gain (loss) on investments	172,806	(161)	32,129
Change in unrealized appreciation (depreciation)	2,098,919	26,308	34,120

Net gain (loss) on investments	4,311,743	31,732	66,249

Net increase (decrease) in net assets from operations	4,110,885	33,076	68,906

Contract owner transactions:
Variable annuity deposits	754,199	25,302	8,353
Terminations, withdrawals and annuity payments	(3,441,662)	(2,145)	(13,783)
Transfers between subaccounts, net	719,878	89,608	176,883
Maintenance charges and mortality adjustments	(96,281)	(230)	(404)

Increase (decrease) in net assets from contract transactions	(2,063,866)	112,535	171,049

Total increase (decrease) in net assets	2,047,019	145,611	239,955

Net assets as of December 31, 2023	$27,370,977	$352,849	$605,878

Investment income (loss):
Dividend distributions	182,475	2,679	8,730
Investment Expenses:
Mortality and expense risk and administrative charges	(250,857)	(2,836)	(2,585)

Net investment income (loss)	(68,382)	(157)	6,145

Increase (decrease) in net assets from operations:
Capital gain distributions	1,283,314	17,781	—
Realized capital gain (loss) on investments	801,669	15,227	2,645
Change in unrealized appreciation (depreciation)	1,886,878	10,158	23,583

Net gain (loss) on investments	3,971,861	43,166	26,228

Net increase (decrease) in net assets from operations	3,903,479	43,009	32,373

Contract owner transactions:
Variable annuity deposits	650,163	—	15,467
Terminations, withdrawals and annuity payments	(4,456,641)	(39,394)	(10,283)
Transfers between subaccounts, net	866,084	(48,748)	3,973
Maintenance charges and mortality adjustments	(98,494)	(287)	(259)

Increase (decrease) in net assets from contract transactions	(3,038,888)	(88,429)	8,898

Total increase (decrease) in net assets	864,591	(45,420)	41,271

Net assets as of December 31, 2024	$28,235,568	$307,429	$647,149

The accompanying notes are an integral part of these financial statements. 93

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Janus Henderson VIT Research	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2022	$10,042,715	$4,202,378	$1,418,892

Investment income (loss):
Dividend distributions	7,242	213,989	—
Investment Expenses:
Mortality and expense risk and administrative charges	(98,892)	(30,275)	(9,475)

Net investment income (loss)	(91,650)	183,714	(9,475)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	325,199	(135,474)	(241,826)
Change in unrealized appreciation (depreciation)	3,843,236	187,753	351,650

Net gain (loss) on investments	4,168,435	52,279	109,824

Net increase (decrease) in net assets from operations	4,076,785	235,993	100,349

Contract owner transactions:
Variable annuity deposits	356,327	128,055	15,071
Terminations, withdrawals and annuity payments	(1,840,718)	(636,934)	(98,236)
Transfers between subaccounts, net	1,444,120	342,256	(197,463)
Maintenance charges and mortality adjustments	(39,177)	(17,226)	(3,711)

Increase (decrease) in net assets from contract transactions	(79,448)	(183,849)	(284,339)

Total increase (decrease) in net assets	3,997,337	52,144	(183,990)

Net assets as of December 31, 2023	$14,040,052	$4,254,522	$1,234,902

Investment income (loss):
Dividend distributions	—	263,861	3,012
Investment Expenses:
Mortality and expense risk and administrative charges	(141,010)	(36,124)	(9,694)

Net investment income (loss)	(141,010)	227,737	(6,682)

Increase (decrease) in net assets from operations:
Capital gain distributions	504,312	—	—
Realized capital gain (loss) on investments	955,749	(107,826)	(79,575)
Change in unrealized appreciation (depreciation)	3,345,722	148,608	309,034

Net gain (loss) on investments	4,805,783	40,782	229,459

Net increase (decrease) in net assets from operations	4,664,773	268,519	222,777

Contract owner transactions:
Variable annuity deposits	249,454	77,155	31,398
Terminations, withdrawals and annuity payments	(1,622,236)	(437,796)	(119,434)
Transfers between subaccounts, net	609,186	119,364	627,071
Maintenance charges and mortality adjustments	(46,412)	(10,416)	(3,423)

Increase (decrease) in net assets from contract transactions	(810,008)	(251,693)	535,612

Total increase (decrease) in net assets	3,854,765	16,826	758,389

Net assets as of December 31, 2024	$17,894,817	$4,271,348	$1,993,291

The accompanying notes are an integral part of these financial statements. 94

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Lord Abbett Series Dividend Growth VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Mid Cap Stock VC
Net assets as of December 31, 2022	$—	$—	$38,884

Investment income (loss):
Dividend distributions	434	—	302
Investment Expenses:
Mortality and expense risk and administrative charges	(9)	—	(104)

Net investment income (loss)	425	—	198

Increase (decrease) in net assets from operations:
Capital gain distributions	2,848	—	1,712
Realized capital gain (loss) on investments	—	—	(42)
Change in unrealized appreciation (depreciation)	(1,353)	25	5,008

Net gain (loss) on investments	1,495	25	6,678

Net increase (decrease) in net assets from operations	1,920	25	6,876

Contract owner transactions:
Variable annuity deposits	58,282	2,779	23,313
Terminations, withdrawals and annuity payments	—	—	(731)
Transfers between subaccounts, net	287	—	198
Maintenance charges and mortality adjustments	—	—	(81)

Increase (decrease) in net assets from contract transactions	58,569	2,779	22,699

Total increase (decrease) in net assets	60,489	2,804	29,575

Net assets as of December 31, 2023	$60,489	$2,804	$68,459

Investment income (loss):
Dividend distributions	475	—	332
Investment Expenses:
Mortality and expense risk and administrative charges	(323)	(8)	(186)

Net investment income (loss)	152	(8)	146

Increase (decrease) in net assets from operations:
Capital gain distributions	4,860	—	7,466
Realized capital gain (loss) on investments	187	44	1,038
Change in unrealized appreciation (depreciation)	9,785	769	1,541

Net gain (loss) on investments	14,832	813	10,045

Net increase (decrease) in net assets from operations	14,984	805	10,191

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,344)	(311)	(919)
Transfers between subaccounts, net	12,953	—	(4,672)
Maintenance charges and mortality adjustments	(68)	(6)	(95)

Increase (decrease) in net assets from contract transactions	11,541	(317)	(5,686)

Total increase (decrease) in net assets	26,525	488	4,505

Net assets as of December 31, 2024	$87,014	$3,292	$72,964

The accompanying notes are an integral part of these financial statements. 95

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Lord Abbett Series Total Return VC	LVIP American Century Disciplined Core Value (c)	LVIP American Century Inflation Protection (c)
Net assets as of December 31, 2022	$539,549	$186,410	$1,892,915

Investment income (loss):
Dividend distributions	23,236	2,293	29,247
Investment Expenses:
Mortality and expense risk and administrative charges	(1,791)	(885)	(2,742)

Net investment income (loss)	21,445	1,408	26,505

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,485)	(4,680)	(104,829)
Change in unrealized appreciation (depreciation)	14,052	16,835	136,201

Net gain (loss) on investments	9,567	12,155	31,372

Net increase (decrease) in net assets from operations	31,012	13,563	57,877

Contract owner transactions:
Variable annuity deposits	2,362	—	—
Terminations, withdrawals and annuity payments	(11,232)	(4,251)	(117,215)
Transfers between subaccounts, net	(15,455)	(8,535)	(960,252)
Maintenance charges and mortality adjustments	(482)	(368)	(1,270)

Increase (decrease) in net assets from contract transactions	(24,807)	(13,154)	(1,078,737)

Total increase (decrease) in net assets	6,205	409	(1,020,860)

Net assets as of December 31, 2023	$545,754	$186,819	$872,055

Investment income (loss):
Dividend distributions	25,230	1,793	24,304
Investment Expenses:
Mortality and expense risk and administrative charges	(1,754)	(906)	(2,052)

Net investment income (loss)	23,476	887	22,252

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(7,783)	(6,910)	(33,255)
Change in unrealized appreciation (depreciation)	(5,139)	27,818	17,061

Net gain (loss) on investments	(12,922)	20,908	(16,194)

Net increase (decrease) in net assets from operations	10,554	21,795	6,058

Contract owner transactions:
Variable annuity deposits	28,808	—	63,035
Terminations, withdrawals and annuity payments	(822)	(5,501)	(60,488)
Transfers between subaccounts, net	(47,862)	(49,054)	(235,922)
Maintenance charges and mortality adjustments	(398)	(407)	(592)

Increase (decrease) in net assets from contract transactions	(20,274)	(54,962)	(233,967)

Total increase (decrease) in net assets	(9,720)	(33,167)	(227,909)

Net assets as of December 31, 2024	$536,034	$153,652	$644,146

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 96

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	LVIP American Century International (c)	LVIP American Century Mid Cap Value (c)(f)	LVIP American Century Ultra (c)
Net assets as of December 31, 2022	$64,466	$6,109,013	$14,749,955

Investment income (loss):
Dividend distributions	799	106,742	—
Investment Expenses:
Mortality and expense risk and administrative charges	(157)	(38,038)	(145,961)

Net investment income (loss)	642	68,704	(145,961)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	592,682	1,257,278
Realized capital gain (loss) on investments	(385)	(28,018)	220,348
Change in unrealized appreciation (depreciation)	7,216	(409,204)	4,836,079

Net gain (loss) on investments	6,831	155,460	6,313,705

Net increase (decrease) in net assets from operations	7,473	224,164	6,167,744

Contract owner transactions:
Variable annuity deposits	18,324	52,543	380,550
Terminations, withdrawals and annuity payments	(28,161)	(810,409)	(1,926,983)
Transfers between subaccounts, net	90	(1,062,521)	2,044,538
Maintenance charges and mortality adjustments	(127)	(20,182)	(60,870)

Increase (decrease) in net assets from contract transactions	(9,874)	(1,840,569)	437,235

Total increase (decrease) in net assets	(2,401)	(1,616,405)	6,604,979

Net assets as of December 31, 2023	$62,065	$4,492,608	$21,354,934

Investment income (loss):
Dividend distributions	807	101,502	—
Investment Expenses:
Mortality and expense risk and administrative charges	(145)	(33,108)	(173,796)

Net investment income (loss)	662	68,394	(173,796)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	206,518	1,881,352
Realized capital gain (loss) on investments	144	1,330	1,967,670
Change in unrealized appreciation (depreciation)	607	45,640	1,785,482

Net gain (loss) on investments	751	253,488	5,634,504

Net increase (decrease) in net assets from operations	1,413	321,882	5,460,708

Contract owner transactions:
Variable annuity deposits	—	40,687	402,415
Terminations, withdrawals and annuity payments	(12,085)	(489,279)	(4,497,078)
Transfers between subaccounts, net	—	(152,421)	(1,265,868)
Maintenance charges and mortality adjustments	(115)	(16,486)	(69,748)

Increase (decrease) in net assets from contract transactions	(12,200)	(617,499)	(5,430,279)

Total increase (decrease) in net assets	(10,787)	(295,617)	30,429

Net assets as of December 31, 2024	$51,278	$4,196,991	$21,385,363

(c) Name change. See Note 1.
(f) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 97

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	LVIP American Century Value (c)	LVIP JPMorgan Core Bond Fund	LVIP JPMorgan Small Cap Core Fund
Net assets as of December 31, 2022	$28,012,549	$3,671,313	$253,602

Investment income (loss):
Dividend distributions	617,590	126,603	2,706
Investment Expenses:
Mortality and expense risk and administrative charges	(218,043)	(26,887)	(1,139)

Net investment income (loss)	399,547	99,716	1,567

Increase (decrease) in net assets from operations:
Capital gain distributions	2,136,558	—	2,316
Realized capital gain (loss) on investments	479,165	(82,755)	(390)
Change in unrealized appreciation (depreciation)	(764,549)	186,222	29,233

Net gain (loss) on investments	1,851,174	103,467	31,159

Net increase (decrease) in net assets from operations	2,250,721	203,183	32,726

Contract owner transactions:
Variable annuity deposits	477,927	770,954	11,371
Terminations, withdrawals and annuity payments	(3,969,740)	(450,756)	—
Transfers between subaccounts, net	2,982,226	(73,972)	—
Maintenance charges and mortality adjustments	(83,835)	(9,148)	(228)

Increase (decrease) in net assets from contract transactions	(593,422)	237,078	11,143

Total increase (decrease) in net assets	1,657,299	440,261	43,869

Net assets as of December 31, 2023	$29,669,848	$4,111,574	$297,471

Investment income (loss):
Dividend distributions	776,932	183,937	3,361
Investment Expenses:
Mortality and expense risk and administrative charges	(232,037)	(31,646)	(1,583)

Net investment income (loss)	544,895	152,291	1,778

Increase (decrease) in net assets from operations:
Capital gain distributions	1,656,465	—	7,762
Realized capital gain (loss) on investments	1,065,626	(30,858)	(144)
Change in unrealized appreciation (depreciation)	(842,561)	(100,815)	34,694

Net gain (loss) on investments	1,879,530	(131,673)	42,312

Net increase (decrease) in net assets from operations	2,424,425	20,618	44,090

Contract owner transactions:
Variable annuity deposits	301,055	344,894	166,455
Terminations, withdrawals and annuity payments	(4,098,828)	(313,476)	(691)
Transfers between subaccounts, net	(3,833,519)	270,976	1
Maintenance charges and mortality adjustments	(88,919)	(6,976)	(176)

Increase (decrease) in net assets from contract transactions	(7,720,211)	295,418	165,589

Total increase (decrease) in net assets	(5,295,786)	316,036	209,679

Net assets as of December 31, 2024	$24,374,062	$4,427,610	$507,150

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 98

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	LVIP JPMorgan US Equity Fund	Macquarie Asset Strategy (c)	Macquarie VIP Asset Strategy (c)
Net assets as of December 31, 2022	$263,830	$259,158	$1,092,457

Investment income (loss):
Dividend distributions	3,624	6,753	25,154
Investment Expenses:
Mortality and expense risk and administrative charges	(2,629)	(2,169)	(8,969)

Net investment income (loss)	995	4,584	16,185

Increase (decrease) in net assets from operations:
Capital gain distributions	13,954	—	—
Realized capital gain (loss) on investments	283	(13,936)	(8,318)
Change in unrealized appreciation (depreciation)	52,338	42,796	134,243

Net gain (loss) on investments	66,575	28,860	125,925

Net increase (decrease) in net assets from operations	67,570	33,444	142,110

Contract owner transactions:
Variable annuity deposits	—	10,640	22,527
Terminations, withdrawals and annuity payments	(4,188)	(37,943)	(66,546)
Transfers between subaccounts, net	(787)	(23,946)	50,140
Maintenance charges and mortality adjustments	(148)	(358)	(3,478)

Increase (decrease) in net assets from contract transactions	(5,123)	(51,607)	2,643

Total increase (decrease) in net assets	62,447	(18,163)	144,753

Net assets as of December 31, 2023	$326,277	$240,995	$1,237,210

Investment income (loss):
Dividend distributions	1,312	4,902	22,937
Investment Expenses:
Mortality and expense risk and administrative charges	(3,366)	(2,244)	(9,406)

Net investment income (loss)	(2,054)	2,658	13,531

Increase (decrease) in net assets from operations:
Capital gain distributions	16,393	14,171	46,065
Realized capital gain (loss) on investments	3,912	(2,043)	(2,066)
Change in unrealized appreciation (depreciation)	54,981	14,905	75,828

Net gain (loss) on investments	75,286	27,033	119,827

Net increase (decrease) in net assets from operations	73,232	29,691	133,358

Contract owner transactions:
Variable annuity deposits	—	9,078	16,130
Terminations, withdrawals and annuity payments	(4,564)	(43,561)	(143,190)
Transfers between subaccounts, net	(9,129)	14,611	(72,320)
Maintenance charges and mortality adjustments	(140)	(324)	(3,213)

Increase (decrease) in net assets from contract transactions	(13,833)	(20,196)	(202,593)

Total increase (decrease) in net assets	59,399	9,495	(69,235)

Net assets as of December 31, 2024	$385,676	$250,490	$1,167,975

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 99

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Macquarie VIP Balanced (c)	Macquarie VIP Core Equity (c)	Macquarie VIP Energy (c)
Net assets as of December 31, 2022	$84,357	$129,455	$119,733

Investment income (loss):
Dividend distributions	682	798	3,615
Investment Expenses:
Mortality and expense risk and administrative charges	(229)	(484)	(293)

Net investment income (loss)	453	314	3,322

Increase (decrease) in net assets from operations:
Capital gain distributions	—	20,032	—
Realized capital gain (loss) on investments	(161)	(2,602)	570
Change in unrealized appreciation (depreciation)	14,165	22,709	(105)

Net gain (loss) on investments	14,004	40,139	465

Net increase (decrease) in net assets from operations	14,457	40,453	3,787

Contract owner transactions:
Variable annuity deposits	—	11,087	—
Terminations, withdrawals and annuity payments	—	(35,511)	(1,542)
Transfers between subaccounts, net	18,435	69,348	(11,289)
Maintenance charges and mortality adjustments	(185)	(193)	(66)

Increase (decrease) in net assets from contract transactions	18,250	44,731	(12,897)

Total increase (decrease) in net assets	32,707	85,184	(9,110)

Net assets as of December 31, 2023	$117,064	$214,639	$110,623

Investment income (loss):
Dividend distributions	1,663	795	3,768
Investment Expenses:
Mortality and expense risk and administrative charges	(315)	(588)	(482)

Net investment income (loss)	1,348	207	3,286

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,329	—
Realized capital gain (loss) on investments	(1,014)	1,693	5,883
Change in unrealized appreciation (depreciation)	17,355	26,695	(10,377)

Net gain (loss) on investments	16,341	51,717	(4,494)

Net increase (decrease) in net assets from operations	17,689	51,924	(1,208)

Contract owner transactions:
Variable annuity deposits	—	2,211	15,280
Terminations, withdrawals and annuity payments	(8,915)	(7,349)	(4,914)
Transfers between subaccounts, net	(14)	(15,012)	(5,466)
Maintenance charges and mortality adjustments	(252)	(220)	(90)

Increase (decrease) in net assets from contract transactions	(9,181)	(20,370)	4,810

Total increase (decrease) in net assets	8,508	31,554	3,602

Net assets as of December 31, 2024	$125,572	$246,193	$114,225

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 100

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Macquarie VIP Global Growth (c)	Macquarie VIP Growth (c)	Macquarie VIP High Income (c)
Net assets as of December 31, 2022	$1,940	$110,731	$435,696

Investment income (loss):
Dividend distributions	2	—	25,535
Investment Expenses:
Mortality and expense risk and administrative charges	(4)	(480)	(3,952)

Net investment income (loss)	(2)	(480)	21,583

Increase (decrease) in net assets from operations:
Capital gain distributions	411	13,549	—
Realized capital gain (loss) on investments	(34)	(4,258)	(10,528)
Change in unrealized appreciation (depreciation)	(10)	45,040	31,318

Net gain (loss) on investments	367	54,331	20,790

Net increase (decrease) in net assets from operations	365	53,851	42,373

Contract owner transactions:
Variable annuity deposits	—	—	5,416
Terminations, withdrawals and annuity payments	(184)	(618)	(3,716)
Transfers between subaccounts, net	—	82,497	(48,885)
Maintenance charges and mortality adjustments	(3)	(545)	(214)

Increase (decrease) in net assets from contract transactions	(187)	81,334	(47,399)

Total increase (decrease) in net assets	178	135,185	(5,026)

Net assets as of December 31, 2023	$2,118	$245,916	$430,670

Investment income (loss):
Dividend distributions	1,297	—	32,459
Investment Expenses:
Mortality and expense risk and administrative charges	(202)	(535)	(4,205)

Net investment income (loss)	1,095	(535)	28,254

Increase (decrease) in net assets from operations:
Capital gain distributions	1,055	35,992	—
Realized capital gain (loss) on investments	3,134	13,985	(10,851)
Change in unrealized appreciation (depreciation)	5,479	(178)	4,941

Net gain (loss) on investments	9,668	49,799	(5,910)

Net increase (decrease) in net assets from operations	10,763	49,264	22,344

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(55,893)	(170,630)	(3,113)
Transfers between subaccounts, net	134,825	(2,120)	(28,815)
Maintenance charges and mortality adjustments	(152)	(305)	(144)

Increase (decrease) in net assets from contract transactions	78,780	(173,055)	(32,072)

Total increase (decrease) in net assets	89,543	(123,791)	(9,728)

Net assets as of December 31, 2024	$91,661	$122,125	$420,942

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 101

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Macquarie VIP International Core Equity (c)	Macquarie VIP Limited-Term Bond Series (c)	Macquarie VIP Mid Cap Growth (c)
Net assets as of December 31, 2022	$287,878	$14,401	$170,059

Investment income (loss):
Dividend distributions	4,618	250	—
Investment Expenses:
Mortality and expense risk and administrative charges	(946)	(36)	(1,712)

Net investment income (loss)	3,672	214	(1,712)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	31,280
Realized capital gain (loss) on investments	(1,091)	(105)	(30,839)
Change in unrealized appreciation (depreciation)	40,504	524	39,826

Net gain (loss) on investments	39,413	419	40,267

Net increase (decrease) in net assets from operations	43,085	633	38,555

Contract owner transactions:
Variable annuity deposits	14,795	—	87,533
Terminations, withdrawals and annuity payments	(70)	(215)	(16,069)
Transfers between subaccounts, net	(20,014)	(710)	(44,497)
Maintenance charges and mortality adjustments	(624)	(29)	(397)

Increase (decrease) in net assets from contract transactions	(5,913)	(954)	26,570

Total increase (decrease) in net assets	37,172	(321)	65,125

Net assets as of December 31, 2023	$325,050	$14,080	$235,184

Investment income (loss):
Dividend distributions	4,474	656	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,073)	(37)	(1,460)

Net investment income (loss)	3,401	619	(1,460)

Increase (decrease) in net assets from operations:
Capital gain distributions	810	—	6,162
Realized capital gain (loss) on investments	5,633	(16)	(5,460)
Change in unrealized appreciation (depreciation)	44	(24)	6,088

Net gain (loss) on investments	6,487	(40)	6,790

Net increase (decrease) in net assets from operations	9,888	579	5,330

Contract owner transactions:
Variable annuity deposits	181,922	—	170
Terminations, withdrawals and annuity payments	(168,623)	(219)	(1,612)
Transfers between subaccounts, net	—	310	(28,688)
Maintenance charges and mortality adjustments	(351)	(29)	(352)

Increase (decrease) in net assets from contract transactions	12,948	62	(30,482)

Total increase (decrease) in net assets	22,836	641	(25,152)

Net assets as of December 31, 2024	$347,886	$14,721	$210,032

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 102

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Macquarie VIP Natural Resources (c)	Macquarie VIP Science And Technology (c)	Macquarie VIP Small Cap Growth (c)
Net assets as of December 31, 2022	$227,293	$169,780	$177,570

Investment income (loss):
Dividend distributions	9,928	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(733)	(1,601)	(1,131)

Net investment income (loss)	9,195	(1,601)	(1,131)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,223	31,053
Realized capital gain (loss) on investments	5,595	(11,370)	(4,016)
Change in unrealized appreciation (depreciation)	(39,179)	65,390	6,175

Net gain (loss) on investments	(33,584)	65,243	33,212

Net increase (decrease) in net assets from operations	(24,389)	63,642	32,081

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(6,683)	(22,654)	(2,637)
Transfers between subaccounts, net	28,287	5,908	79,681
Maintenance charges and mortality adjustments	(492)	(369)	(300)

Increase (decrease) in net assets from contract transactions	21,112	(17,115)	76,744

Total increase (decrease) in net assets	(3,277)	46,527	108,825

Net assets as of December 31, 2023	$224,016	$216,307	$286,395

Investment income (loss):
Dividend distributions	11,409	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(560)	(1,863)	(1,270)

Net investment income (loss)	10,849	(1,863)	(1,270)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,275	—
Realized capital gain (loss) on investments	2,712	379	(32,372)
Change in unrealized appreciation (depreciation)	(15,346)	57,629	64,560

Net gain (loss) on investments	(12,634)	65,283	32,188

Net increase (decrease) in net assets from operations	(1,785)	63,420	30,918

Contract owner transactions:
Variable annuity deposits	—	1,220	7,050
Terminations, withdrawals and annuity payments	(17,541)	(36,637)	(27,637)
Transfers between subaccounts, net	(6,481)	741	(111,023)
Maintenance charges and mortality adjustments	(348)	(431)	(337)

Increase (decrease) in net assets from contract transactions	(24,370)	(35,107)	(131,947)

Total increase (decrease) in net assets	(26,155)	28,313	(101,029)

Net assets as of December 31, 2024	$197,861	$244,620	$185,366

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 103

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Macquarie VIP Smid Cap Core (c)	Macquarie VIP Value (c)	MFS® VIT Emerging Markets Equity
Net assets as of December 31, 2022	$142,672	$151,351	$55,225

Investment income (loss):
Dividend distributions	306	2,204	677
Investment Expenses:
Mortality and expense risk and administrative charges	(794)	(365)	(661)

Net investment income (loss)	(488)	1,839	16

Increase (decrease) in net assets from operations:
Capital gain distributions	15,081	21,324	—
Realized capital gain (loss) on investments	(13,493)	(2,957)	(1,119)
Change in unrealized appreciation (depreciation)	19,152	(8,438)	6,368

Net gain (loss) on investments	20,740	9,929	5,249

Net increase (decrease) in net assets from operations	20,252	11,768	5,265

Contract owner transactions:
Variable annuity deposits	—	11,887	3,989
Terminations, withdrawals and annuity payments	(261)	(13,935)	(1,417)
Transfers between subaccounts, net	3,360	(8,452)	(1,780)
Maintenance charges and mortality adjustments	(423)	(538)	(223)

Increase (decrease) in net assets from contract transactions	2,676	(11,038)	569

Total increase (decrease) in net assets	22,928	730	5,834

Net assets as of December 31, 2023	$165,600	$152,081	$61,059

Investment income (loss):
Dividend distributions	655	2,526	1,285
Investment Expenses:
Mortality and expense risk and administrative charges	(850)	(227)	(701)

Net investment income (loss)	(195)	2,299	584

Increase (decrease) in net assets from operations:
Capital gain distributions	366	17,628	—
Realized capital gain (loss) on investments	(1,050)	(34,214)	(1,260)
Change in unrealized appreciation (depreciation)	24,126	24,847	5,580

Net gain (loss) on investments	23,442	8,261	4,320

Net increase (decrease) in net assets from operations	23,247	10,560	4,904

Contract owner transactions:
Variable annuity deposits	40,747	—	—
Terminations, withdrawals and annuity payments	(114,868)	(153,030)	(6,032)
Transfers between subaccounts, net	(18,101)	(79)	44,808
Maintenance charges and mortality adjustments	(250)	(274)	(238)

Increase (decrease) in net assets from contract transactions	(92,472)	(153,383)	38,538

Total increase (decrease) in net assets	(69,225)	(142,823)	43,442

Net assets as of December 31, 2024	$96,375	$9,258	$104,501

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 104

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	MFS® VIT Global Tactical Allocation	MFS® VIT II MA Investors Growth Stock	MFS® VIT II Research International
Net assets as of December 31, 2022	$4,826	$152,754	$6,753,566

Investment income (loss):
Dividend distributions	7	94	66,856
Investment Expenses:
Mortality and expense risk and administrative charges	(59)	(447)	(74,153)

Net investment income (loss)	(52)	(353)	(7,297)

Increase (decrease) in net assets from operations:
Capital gain distributions	189	10,184	—
Realized capital gain (loss) on investments	(257)	(1,012)	9,934
Change in unrealized appreciation (depreciation)	432	28,394	885,264

Net gain (loss) on investments	364	37,566	895,198

Net increase (decrease) in net assets from operations	312	37,213	887,901

Contract owner transactions:
Variable annuity deposits	—	—	456,116
Terminations, withdrawals and annuity payments	(958)	(10,000)	(987,209)
Transfers between subaccounts, net	—	29,276	1,225,196
Maintenance charges and mortality adjustments	(8)	(142)	(29,033)

Increase (decrease) in net assets from contract transactions	(966)	19,134	665,070

Total increase (decrease) in net assets	(654)	56,347	1,552,971

Net assets as of December 31, 2023	$4,172	$209,101	$8,306,537

Investment income (loss):
Dividend distributions	23	303	127,750
Investment Expenses:
Mortality and expense risk and administrative charges	(53)	(578)	(79,434)

Net investment income (loss)	(30)	(275)	48,316

Increase (decrease) in net assets from operations:
Capital gain distributions	23	21,098	—
Realized capital gain (loss) on investments	(118)	1,569	132,351
Change in unrealized appreciation (depreciation)	272	10,929	(9,558)

Net gain (loss) on investments	177	33,596	122,793

Net increase (decrease) in net assets from operations	147	33,321	171,109

Contract owner transactions:
Variable annuity deposits	—	—	481,058
Terminations, withdrawals and annuity payments	(944)	(10,093)	(892,310)
Transfers between subaccounts, net	—	9,194	160,421
Maintenance charges and mortality adjustments	(9)	(178)	(25,032)

Increase (decrease) in net assets from contract transactions	(953)	(1,077)	(275,863)

Total increase (decrease) in net assets	(806)	32,244	(104,754)

Net assets as of December 31, 2024	$3,366	$241,345	$8,201,783

The accompanying notes are an integral part of these financial statements. 105

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	MFS® VIT International Intrinsic Value	MFS® VIT Investors Trust	MFS® VIT New Discovery
Net assets as of December 31, 2022	$1,629,925	$84,789	$265,720

Investment income (loss):
Dividend distributions	6,361	415	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,204)	(801)	(1,196)

Net investment income (loss)	(8,843)	(386)	(1,196)

Increase (decrease) in net assets from operations:
Capital gain distributions	101,835	5,059	—
Realized capital gain (loss) on investments	31,753	(2,857)	(36,807)
Change in unrealized appreciation (depreciation)	101,935	15,765	72,796

Net gain (loss) on investments	235,523	17,967	35,989

Net increase (decrease) in net assets from operations	226,680	17,581	34,793

Contract owner transactions:
Variable annuity deposits	15,855	55,815	8,353
Terminations, withdrawals and annuity payments	(442,915)	(22,498)	(70,997)
Transfers between subaccounts, net	(30,406)	(24)	14,988
Maintenance charges and mortality adjustments	(2,279)	(136)	(676)

Increase (decrease) in net assets from contract transactions	(459,745)	33,157	(48,332)

Total increase (decrease) in net assets	(233,065)	50,738	(13,539)

Net assets as of December 31, 2023	$1,396,860	$135,527	$252,181

Investment income (loss):
Dividend distributions	16,015	699	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,511)	(1,330)	(979)

Net investment income (loss)	504	(631)	(979)

Increase (decrease) in net assets from operations:
Capital gain distributions	62,329	10,908	—
Realized capital gain (loss) on investments	25,092	572	(30,164)
Change in unrealized appreciation (depreciation)	(5,036)	13,558	44,229

Net gain (loss) on investments	82,385	25,038	14,065

Net increase (decrease) in net assets from operations	82,889	24,407	13,086

Contract owner transactions:
Variable annuity deposits	19,499	—	—
Terminations, withdrawals and annuity payments	(123,042)	(5,986)	(36,291)
Transfers between subaccounts, net	(73,743)	—	(28,823)
Maintenance charges and mortality adjustments	(1,991)	(157)	(569)

Increase (decrease) in net assets from contract transactions	(179,277)	(6,143)	(65,683)

Total increase (decrease) in net assets	(96,388)	18,264	(52,597)

Net assets as of December 31, 2024	$1,300,472	$153,791	$199,584

The accompanying notes are an integral part of these financial statements. 106

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	MFS® VIT Research	MFS® VIT Total Return	MFS® VIT Total Return Bond
Net assets as of December 31, 2022	$37,957	$16,241,682	$305,263

Investment income (loss):
Dividend distributions	101	271,983	9,077
Investment Expenses:
Mortality and expense risk and administrative charges	(101)	(115,780)	(1,295)

Net investment income (loss)	—	156,203	7,782

Increase (decrease) in net assets from operations:
Capital gain distributions	2,239	649,164	—
Realized capital gain (loss) on investments	(80)	(105,414)	(2,788)
Change in unrealized appreciation (depreciation)	5,876	604,212	14,776

Net gain (loss) on investments	8,035	1,147,962	11,988

Net increase (decrease) in net assets from operations	8,035	1,304,165	19,770

Contract owner transactions:
Variable annuity deposits	—	219,932	—
Terminations, withdrawals and annuity payments	(1,861)	(2,244,182)	(15,952)
Transfers between subaccounts, net	—	(956,764)	(7)
Maintenance charges and mortality adjustments	(82)	(85,642)	(585)

Increase (decrease) in net assets from contract transactions	(1,943)	(3,066,656)	(16,544)

Total increase (decrease) in net assets	6,092	(1,762,491)	3,226

Net assets as of December 31, 2023	$44,049	$14,479,191	$308,489

Investment income (loss):
Dividend distributions	182	331,242	11,875
Investment Expenses:
Mortality and expense risk and administrative charges	(120)	(109,895)	(1,305)

Net investment income (loss)	62	221,347	10,570

Increase (decrease) in net assets from operations:
Capital gain distributions	2,839	710,509	—
Realized capital gain (loss) on investments	277	68,553	(3,264)
Change in unrealized appreciation (depreciation)	4,690	(60,787)	(2,508)

Net gain (loss) on investments	7,806	718,275	(5,772)

Net increase (decrease) in net assets from operations	7,868	939,622	4,798

Contract owner transactions:
Variable annuity deposits	—	178,400	21,917
Terminations, withdrawals and annuity payments	(2,266)	(1,393,431)	(23,218)
Transfers between subaccounts, net	—	(45,197)	(56)
Maintenance charges and mortality adjustments	(95)	(77,146)	(367)

Increase (decrease) in net assets from contract transactions	(2,361)	(1,337,374)	(1,724)

Total increase (decrease) in net assets	5,507	(397,752)	3,074

Net assets as of December 31, 2024	$49,556	$14,081,439	$311,563

The accompanying notes are an integral part of these financial statements. 107

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Debt	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2022	$15,890,001	$124,319	$3,813,755

Investment income (loss):
Dividend distributions	467,290	7,276	60,063
Investment Expenses:
Mortality and expense risk and administrative charges	(110,873)	(236)	(29,787)

Net investment income (loss)	356,417	7,040	30,276

Increase (decrease) in net assets from operations:
Capital gain distributions	783,812	—	67,269
Realized capital gain (loss) on investments	128,280	(15,988)	(119,702)
Change in unrealized appreciation (depreciation)	(1,778,819)	21,658	416,544

Net gain (loss) on investments	(866,727)	5,670	364,111

Net increase (decrease) in net assets from operations	(510,310)	12,710	394,387

Contract owner transactions:
Variable annuity deposits	145,072	34,969	138,743
Terminations, withdrawals and annuity payments	(1,737,033)	(13,776)	(471,994)
Transfers between subaccounts, net	(1,663,166)	(31,021)	(66,925)
Maintenance charges and mortality adjustments	(52,697)	(21)	(12,512)

Increase (decrease) in net assets from contract transactions	(3,307,824)	(9,849)	(412,688)

Total increase (decrease) in net assets	(3,818,134)	2,861	(18,301)

Net assets as of December 31, 2023	$12,071,867	$127,180	$3,795,454

Investment income (loss):
Dividend distributions	241,688	42,666	52,462
Investment Expenses:
Mortality and expense risk and administrative charges	(90,312)	(3,649)	(30,422)

Net investment income (loss)	151,376	39,017	22,040

Increase (decrease) in net assets from operations:
Capital gain distributions	336,503	—	—
Realized capital gain (loss) on investments	154,198	310	(43,543)
Change in unrealized appreciation (depreciation)	511,260	3,318	298,551

Net gain (loss) on investments	1,001,961	3,628	255,008

Net increase (decrease) in net assets from operations	1,153,337	42,645	277,048

Contract owner transactions:
Variable annuity deposits	143,270	5,214	107,924
Terminations, withdrawals and annuity payments	(1,718,022)	(7,364)	(545,097)
Transfers between subaccounts, net	667,209	217,091	(170,601)
Maintenance charges and mortality adjustments	(45,613)	(316)	(11,574)

Increase (decrease) in net assets from contract transactions	(953,156)	214,625	(619,348)

Total increase (decrease) in net assets	200,181	257,270	(342,300)

Net assets as of December 31, 2024	$12,272,048	$384,450	$3,453,154

The accompanying notes are an integral part of these financial statements. 108

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2022	$1,403,710	$6,307,676	$2,073,854

Investment income (loss):
Dividend distributions	24,702	136,562	52,931
Investment Expenses:
Mortality and expense risk and administrative charges	(11,654)	(42,918)	(15,799)

Net investment income (loss)	13,048	93,644	37,132

Increase (decrease) in net assets from operations:
Capital gain distributions	30,814	158,953	26,706
Realized capital gain (loss) on investments	4,276	(98,548)	(88,893)
Change in unrealized appreciation (depreciation)	176,174	619,435	167,759

Net gain (loss) on investments	211,264	679,840	105,572

Net increase (decrease) in net assets from operations	224,312	773,484	142,704

Contract owner transactions:
Variable annuity deposits	101,073	634,602	634,880
Terminations, withdrawals and annuity payments	(121,319)	(996,069)	(236,851)
Transfers between subaccounts, net	(6,679)	233,367	(283,188)
Maintenance charges and mortality adjustments	(9,264)	(13,807)	(6,159)

Increase (decrease) in net assets from contract transactions	(36,189)	(141,907)	108,682

Total increase (decrease) in net assets	188,123	631,577	251,386

Net assets as of December 31, 2023	$1,591,833	$6,939,253	$2,325,240

Investment income (loss):
Dividend distributions	25,972	183,205	56,465
Investment Expenses:
Mortality and expense risk and administrative charges	(14,345)	(50,093)	(14,529)

Net investment income (loss)	11,627	133,112	41,936

Increase (decrease) in net assets from operations:
Capital gain distributions	30,081	98,207	—
Realized capital gain (loss) on investments	10,149	32,055	(25,102)
Change in unrealized appreciation (depreciation)	184,324	567,961	85,397

Net gain (loss) on investments	224,554	698,223	60,295

Net increase (decrease) in net assets from operations	236,181	831,335	102,231

Contract owner transactions:
Variable annuity deposits	193,637	308,002	4,025
Terminations, withdrawals and annuity payments	(182,202)	(321,935)	(200,051)
Transfers between subaccounts, net	203,287	2,750,694	237,056
Maintenance charges and mortality adjustments	(6,306)	(11,418)	(5,753)

Increase (decrease) in net assets from contract transactions	208,416	2,725,343	35,277

Total increase (decrease) in net assets	444,597	3,556,678	137,508

Net assets as of December 31, 2024	$2,036,430	$10,495,931	$2,462,748

The accompanying notes are an integral part of these financial statements. 109

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	NAA All Cap Value Series (c)
Net assets as of December 31, 2022	$7,525,468	$994,817	$17,314,087

Investment income (loss):
Dividend distributions	137,390	28,453	263,797
Investment Expenses:
Mortality and expense risk and administrative charges	(56,597)	(7,944)	(137,238)

Net investment income (loss)	80,793	20,509	126,559

Increase (decrease) in net assets from operations:
Capital gain distributions	177,862	13,232	1,433,599
Realized capital gain (loss) on investments	(44,014)	(26,253)	104,187
Change in unrealized appreciation (depreciation)	807,861	112,450	(456,238)

Net gain (loss) on investments	941,709	99,429	1,081,548

Net increase (decrease) in net assets from operations	1,022,502	119,938	1,208,107

Contract owner transactions:
Variable annuity deposits	19,486	3,315	251,848
Terminations, withdrawals and annuity payments	(325,131)	(245,599)	(2,568,241)
Transfers between subaccounts, net	(202,770)	517,570	1,159,238
Maintenance charges and mortality adjustments	(16,206)	(3,114)	(67,376)

Increase (decrease) in net assets from contract transactions	(524,621)	272,172	(1,224,531)

Total increase (decrease) in net assets	497,881	392,110	(16,424)

Net assets as of December 31, 2023	$8,023,349	$1,386,927	$17,297,663

Investment income (loss):
Dividend distributions	88,934	33,693	271,748
Investment Expenses:
Mortality and expense risk and administrative charges	(59,913)	(7,767)	(135,802)

Net investment income (loss)	29,021	25,926	135,946

Increase (decrease) in net assets from operations:
Capital gain distributions	122,382	9,770	861,237
Realized capital gain (loss) on investments	343,878	(96)	490,423
Change in unrealized appreciation (depreciation)	469,863	58,803	100,433

Net gain (loss) on investments	936,123	68,477	1,452,093

Net increase (decrease) in net assets from operations	965,144	94,403	1,588,039

Contract owner transactions:
Variable annuity deposits	8,007	271,594	92,160
Terminations, withdrawals and annuity payments	(396,681)	(231,213)	(2,790,799)
Transfers between subaccounts, net	(2,494,458)	(126,227)	(718,976)
Maintenance charges and mortality adjustments	(12,981)	(3,744)	(63,241)

Increase (decrease) in net assets from contract transactions	(2,896,113)	(89,590)	(3,480,856)

Total increase (decrease) in net assets	(1,930,969)	4,813	(1,892,817)

Net assets as of December 31, 2024	$6,092,380	$1,391,740	$15,404,846

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 110

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Large Cap Value (c)	NAA Large Cap Value Series (c)	NAA Large Core (c)
Net assets as of December 31, 2022	$1,649,917	$27,123,329	$1,348,038

Investment income (loss):
Dividend distributions	19,749	355,351	34,962
Investment Expenses:
Mortality and expense risk and administrative charges	(13,745)	(216,077)	(12,839)

Net investment income (loss)	6,004	139,274	22,123

Increase (decrease) in net assets from operations:
Capital gain distributions	128,986	2,103,794	—
Realized capital gain (loss) on investments	19,841	815,549	(38,452)
Change in unrealized appreciation (depreciation)	(49,559)	(1,360,253)	331,841

Net gain (loss) on investments	99,268	1,559,090	293,389

Net increase (decrease) in net assets from operations	105,272	1,698,364	315,512

Contract owner transactions:
Variable annuity deposits	19,573	240,667	33,200
Terminations, withdrawals and annuity payments	(320,242)	(3,142,752)	(186,326)
Transfers between subaccounts, net	(75,155)	(6,280,508)	(70,197)
Maintenance charges and mortality adjustments	(3,734)	(100,177)	(5,185)

Increase (decrease) in net assets from contract transactions	(379,558)	(9,282,770)	(228,508)

Total increase (decrease) in net assets	(274,286)	(7,584,406)	87,004

Net assets as of December 31, 2023	$1,375,631	$19,538,923	$1,435,042

Investment income (loss):
Dividend distributions	18,867	346,708	40,582
Investment Expenses:
Mortality and expense risk and administrative charges	(13,043)	(186,916)	(14,977)

Net investment income (loss)	5,824	159,792	25,605

Increase (decrease) in net assets from operations:
Capital gain distributions	145,946	1,427,832	253,587
Realized capital gain (loss) on investments	9,500	426,124	47,866
Change in unrealized appreciation (depreciation)	(122)	361,704	23,462

Net gain (loss) on investments	155,324	2,215,660	324,915

Net increase (decrease) in net assets from operations	161,148	2,375,452	350,520

Contract owner transactions:
Variable annuity deposits	17,575	106,911	20,449
Terminations, withdrawals and annuity payments	(106,162)	(2,526,859)	(196,638)
Transfers between subaccounts, net	(19,468)	704,602	(47,778)
Maintenance charges and mortality adjustments	(2,249)	(86,065)	(3,898)

Increase (decrease) in net assets from contract transactions	(110,304)	(1,801,411)	(227,865)

Total increase (decrease) in net assets	50,844	574,041	122,655

Net assets as of December 31, 2024	$1,426,475	$20,112,964	$1,557,697

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 111

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Large Core Series (c)	NAA Large Growth Series (c)	NAA Mid Growth (c)
Net assets as of December 31, 2022	$10,746,395	$7,885,704	$1,372,058

Investment income (loss):
Dividend distributions	186,868	123,996	37,646
Investment Expenses:
Mortality and expense risk and administrative charges	(89,931)	(69,405)	(13,607)

Net investment income (loss)	96,937	54,591	24,039

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(124,641)	(211,975)	(36,774)
Change in unrealized appreciation (depreciation)	2,789,643	3,095,790	355,204

Net gain (loss) on investments	2,665,002	2,883,815	318,430

Net increase (decrease) in net assets from operations	2,761,939	2,938,406	342,469

Contract owner transactions:
Variable annuity deposits	436,474	123,127	20,177
Terminations, withdrawals and annuity payments	(1,499,523)	(995,873)	(99,163)
Transfers between subaccounts, net	878,029	644,829	32,175
Maintenance charges and mortality adjustments	(39,041)	(34,841)	(3,681)

Increase (decrease) in net assets from contract transactions	(224,061)	(262,758)	(50,492)

Total increase (decrease) in net assets	2,537,878	2,675,648	291,977

Net assets as of December 31, 2023	$13,284,273	$10,561,352	$1,664,035

Investment income (loss):
Dividend distributions	472,489	293,409	45,722
Investment Expenses:
Mortality and expense risk and administrative charges	(118,677)	(86,747)	(16,552)

Net investment income (loss)	353,812	206,662	29,170

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	465,637	439,565	(9,936)
Change in unrealized appreciation (depreciation)	2,546,251	2,390,213	252,383

Net gain (loss) on investments	3,011,888	2,829,778	242,447

Net increase (decrease) in net assets from operations	3,365,700	3,036,440	271,617

Contract owner transactions:
Variable annuity deposits	426,969	115,965	19,485
Terminations, withdrawals and annuity payments	(2,260,539)	(950,327)	(196,644)
Transfers between subaccounts, net	1,686,968	(453,800)	40,238
Maintenance charges and mortality adjustments	(44,197)	(42,019)	(4,244)

Increase (decrease) in net assets from contract transactions	(190,799)	(1,330,181)	(141,165)

Total increase (decrease) in net assets	3,174,901	1,706,259	130,452

Net assets as of December 31, 2024	$16,459,174	$12,267,611	$1,794,487

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 112

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Mid Growth Series (c)	NAA Opportunity (c)	NAA Small Cap Value Series (c)
Net assets as of December 31, 2022	$9,228,999	$89,072	$21,258,874

Investment income (loss):
Dividend distributions	143,638	578	253,637
Investment Expenses:
Mortality and expense risk and administrative charges	(80,993)	(830)	(168,909)

Net investment income (loss)	62,645	(252)	84,728

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,237,214
Realized capital gain (loss) on investments	(358,566)	904	125,661
Change in unrealized appreciation (depreciation)	2,501,305	6,274	235,704

Net gain (loss) on investments	2,142,739	7,178	1,598,579

Net increase (decrease) in net assets from operations	2,205,384	6,926	1,683,307

Contract owner transactions:
Variable annuity deposits	175,884	840	273,811
Terminations, withdrawals and annuity payments	(1,414,389)	(2,074)	(2,896,618)
Transfers between subaccounts, net	63,799	(2)	(1,117,627)
Maintenance charges and mortality adjustments	(47,514)	(431)	(80,754)

Increase (decrease) in net assets from contract transactions	(1,222,220)	(1,667)	(3,821,188)

Total increase (decrease) in net assets	983,164	5,259	(2,137,881)

Net assets as of December 31, 2023	$10,212,163	$94,331	$19,120,993

Investment income (loss):
Dividend distributions	277,153	1,005	181,258
Investment Expenses:
Mortality and expense risk and administrative charges	(79,964)	(907)	(139,241)

Net investment income (loss)	197,189	98	42,017

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	668,193
Realized capital gain (loss) on investments	166,302	3,537	739,164
Change in unrealized appreciation (depreciation)	1,130,297	5,436	(239,422)

Net gain (loss) on investments	1,296,599	8,973	1,167,935

Net increase (decrease) in net assets from operations	1,493,788	9,071	1,209,952

Contract owner transactions:
Variable annuity deposits	66,339	840	166,897
Terminations, withdrawals and annuity payments	(1,955,576)	(8,214)	(2,734,503)
Transfers between subaccounts, net	(338,779)	(1)	(3,678,556)
Maintenance charges and mortality adjustments	(39,102)	(398)	(65,025)

Increase (decrease) in net assets from contract transactions	(2,267,118)	(7,773)	(6,311,187)

Total increase (decrease) in net assets	(773,330)	1,298	(5,101,235)

Net assets as of December 31, 2024	$9,438,833	$95,629	$14,019,758

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 113

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Small Growth Series (c)	NAA SMid Cap Value (c)	NAA Smid-Cap Value Series (c)
Net assets as of December 31, 2022	$3,016,775	$11,389,658	$35,240,224

Investment income (loss):
Dividend distributions	44,049	26,848	506,047
Investment Expenses:
Mortality and expense risk and administrative charges	(24,274)	(100,709)	(281,847)

Net investment income (loss)	19,775	(73,861)	224,200

Increase (decrease) in net assets from operations:
Capital gain distributions	—	147,478	2,373,844
Realized capital gain (loss) on investments	(112,106)	64,749	717,839
Change in unrealized appreciation (depreciation)	656,297	746,398	(564,487)

Net gain (loss) on investments	544,191	958,625	2,527,196

Net increase (decrease) in net assets from operations	563,966	884,764	2,751,396

Contract owner transactions:
Variable annuity deposits	107,011	126,164	614,480
Terminations, withdrawals and annuity payments	(605,006)	(1,158,979)	(4,974,631)
Transfers between subaccounts, net	127,228	5,754	(643,559)
Maintenance charges and mortality adjustments	(13,126)	(24,221)	(156,603)

Increase (decrease) in net assets from contract transactions	(383,893)	(1,051,282)	(5,160,313)

Total increase (decrease) in net assets	180,073	(166,518)	(2,408,917)

Net assets as of December 31, 2023	$3,196,848	$11,223,140	$32,831,307

Investment income (loss):
Dividend distributions	92,975	62,952	405,044
Investment Expenses:
Mortality and expense risk and administrative charges	(24,912)	(102,361)	(265,821)

Net investment income (loss)	68,063	(39,409)	139,223

Increase (decrease) in net assets from operations:
Capital gain distributions	—	994,997	825,772
Realized capital gain (loss) on investments	(1,921)	210,498	1,686,421
Change in unrealized appreciation (depreciation)	277,845	(327,378)	61,483

Net gain (loss) on investments	275,924	878,117	2,573,676

Net increase (decrease) in net assets from operations	343,987	838,708	2,712,899

Contract owner transactions:
Variable annuity deposits	51,761	97,942	312,847
Terminations, withdrawals and annuity payments	(649,974)	(1,300,612)	(4,024,768)
Transfers between subaccounts, net	20,432	(140,524)	(3,968,845)
Maintenance charges and mortality adjustments	(11,468)	(22,569)	(133,632)

Increase (decrease) in net assets from contract transactions	(589,249)	(1,365,763)	(7,814,398)

Total increase (decrease) in net assets	(245,262)	(527,055)	(5,101,499)

Net assets as of December 31, 2024	$2,951,586	$10,696,085	$27,729,808

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 114

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA World Equity Income (c)	NAA World Equity Income Series (c)	Neuberger Berman AMT Sustainable Equity I
Net assets as of December 31, 2022	$4,832,760	$12,186,511	$2,957,325

Investment income (loss):
Dividend distributions	91,898	310,223	11,164
Investment Expenses:
Mortality and expense risk and administrative charges	(43,331)	(96,615)	(45,836)

Net investment income (loss)	48,567	213,608	(34,672)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	52,683
Realized capital gain (loss) on investments	(5,900)	160,974	65,860
Change in unrealized appreciation (depreciation)	459,982	879,774	643,747

Net gain (loss) on investments	454,082	1,040,748	762,290

Net increase (decrease) in net assets from operations	502,649	1,254,356	727,618

Contract owner transactions:
Variable annuity deposits	92,506	146,731	378
Terminations, withdrawals and annuity payments	(438,896)	(1,465,540)	(491,185)
Transfers between subaccounts, net	(70,944)	(282,382)	278,867
Maintenance charges and mortality adjustments	(10,533)	(55,914)	(16,843)

Increase (decrease) in net assets from contract transactions	(427,867)	(1,657,105)	(228,783)

Total increase (decrease) in net assets	74,782	(402,749)	498,835

Net assets as of December 31, 2023	$4,907,542	$11,783,762	$3,456,160

Investment income (loss):
Dividend distributions	113,817	322,010	7,343
Investment Expenses:
Mortality and expense risk and administrative charges	(46,115)	(100,633)	(49,463)

Net investment income (loss)	67,702	221,377	(42,120)

Increase (decrease) in net assets from operations:
Capital gain distributions	212,110	—	158,199
Realized capital gain (loss) on investments	79,386	470,771	292,329
Change in unrealized appreciation (depreciation)	129,147	641,464	343,584

Net gain (loss) on investments	420,643	1,112,235	794,112

Net increase (decrease) in net assets from operations	488,345	1,333,612	751,992

Contract owner transactions:
Variable annuity deposits	87,954	131,278	37,169
Terminations, withdrawals and annuity payments	(545,985)	(1,360,423)	(449,360)
Transfers between subaccounts, net	41,722	(8,955)	(362,262)
Maintenance charges and mortality adjustments	(10,076)	(54,157)	(16,919)

Increase (decrease) in net assets from contract transactions	(426,385)	(1,292,257)	(791,372)

Total increase (decrease) in net assets	61,960	41,355	(39,380)

Net assets as of December 31, 2024	$4,969,502	$11,825,117	$3,416,780

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 115

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Neuberger Berman AMT Sustainable Equity S	Neuberger Berman Core Bond	Neuberger Berman Large Cap Value
Net assets as of December 31, 2022	$4,894,128	$2,493,822	$1,024,423

Investment income (loss):
Dividend distributions	4,023	95,126	17,059
Investment Expenses:
Mortality and expense risk and administrative charges	(39,193)	(22,954)	(8,357)

Net investment income (loss)	(35,170)	72,172	8,702

Increase (decrease) in net assets from operations:
Capital gain distributions	84,543	—	—
Realized capital gain (loss) on investments	130,981	(46,282)	32,335
Change in unrealized appreciation (depreciation)	1,018,853	85,644	(70,121)

Net gain (loss) on investments	1,234,377	39,362	(37,786)

Net increase (decrease) in net assets from operations	1,199,207	111,534	(29,084)

Contract owner transactions:
Variable annuity deposits	48,440	51,970	22,541
Terminations, withdrawals and annuity payments	(507,547)	(263,699)	(170,107)
Transfers between subaccounts, net	(35,998)	32,250	(10,763)
Maintenance charges and mortality adjustments	(17,574)	(6,850)	(1,307)

Increase (decrease) in net assets from contract transactions	(512,679)	(186,329)	(159,636)

Total increase (decrease) in net assets	686,528	(74,795)	(188,720)

Net assets as of December 31, 2023	$5,580,656	$2,419,027	$835,703

Investment income (loss):
Dividend distributions	—	112,326	11,499
Investment Expenses:
Mortality and expense risk and administrative charges	(47,251)	(25,330)	(7,481)

Net investment income (loss)	(47,251)	86,996	4,018

Increase (decrease) in net assets from operations:
Capital gain distributions	305,658	—	—
Realized capital gain (loss) on investments	329,503	(46,104)	69,258
Change in unrealized appreciation (depreciation)	725,329	(13,847)	11,764

Net gain (loss) on investments	1,360,490	(59,951)	81,022

Net increase (decrease) in net assets from operations	1,313,239	27,045	85,040

Contract owner transactions:
Variable annuity deposits	42,537	38,663	13,910
Terminations, withdrawals and annuity payments	(703,311)	(313,927)	(257,549)
Transfers between subaccounts, net	1,095,067	483,812	(12,163)
Maintenance charges and mortality adjustments	(20,692)	(7,764)	(1,303)

Increase (decrease) in net assets from contract transactions	413,601	200,784	(257,105)

Total increase (decrease) in net assets	1,726,840	227,829	(172,065)

Net assets as of December 31, 2024	$7,307,496	$2,646,856	$663,638

The accompanying notes are an integral part of these financial statements. 116

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Neuberger Berman Sustainable Equity	North Square Spectrum Alpha	Northern Global Tactical Asset Allocation
Net assets as of December 31, 2022	$1,086,556	$41,168	$92,372

Investment income (loss):
Dividend distributions	1,804	—	3,598
Investment Expenses:
Mortality and expense risk and administrative charges	(12,464)	(114)	(852)

Net investment income (loss)	(10,660)	(114)	2,746

Increase (decrease) in net assets from operations:
Capital gain distributions	126,331	—	—
Realized capital gain (loss) on investments	3,211	(36,687)	167
Change in unrealized appreciation (depreciation)	184,930	38,405	5,872

Net gain (loss) on investments	314,472	1,718	6,039

Net increase (decrease) in net assets from operations	303,812	1,604	8,785

Contract owner transactions:
Variable annuity deposits	67,451	60	855
Terminations, withdrawals and annuity payments	(239,485)	(40,567)	(5,073)
Transfers between subaccounts, net	254,338	447	307
Maintenance charges and mortality adjustments	(4,044)	(36)	(449)

Increase (decrease) in net assets from contract transactions	78,260	(40,096)	(4,360)

Total increase (decrease) in net assets	382,072	(38,492)	4,425

Net assets as of December 31, 2023	$1,468,628	$2,676	$96,797

Investment income (loss):
Dividend distributions	—	—	3,197
Investment Expenses:
Mortality and expense risk and administrative charges	(14,468)	(26)	(908)

Net investment income (loss)	(14,468)	(26)	2,289

Increase (decrease) in net assets from operations:
Capital gain distributions	90,950	—	—
Realized capital gain (loss) on investments	52,199	(18)	1,510
Change in unrealized appreciation (depreciation)	237,642	422	3,160

Net gain (loss) on investments	380,791	404	4,670

Net increase (decrease) in net assets from operations	366,323	378	6,959

Contract owner transactions:
Variable annuity deposits	58,916	80	784
Terminations, withdrawals and annuity payments	(134,256)	—	(15,138)
Transfers between subaccounts, net	(124,159)	—	5,399
Maintenance charges and mortality adjustments	(5,147)	(17)	(437)

Increase (decrease) in net assets from contract transactions	(204,646)	63	(9,392)

Total increase (decrease) in net assets	161,677	441	(2,433)

Net assets as of December 31, 2024	$1,630,305	$3,117	$94,364

The accompanying notes are an integral part of these financial statements. 117

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Northern Large Cap Core	Northern Large Cap Value	PGIM Focused Growth
Net assets as of December 31, 2022	$129,362	$378,436	$2,063,314

Investment income (loss):
Dividend distributions	1,776	13,044	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,210)	(3,436)	(22,178)

Net investment income (loss)	566	9,608	(22,178)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,995	8,540	—
Realized capital gain (loss) on investments	7,221	850	(111,067)
Change in unrealized appreciation (depreciation)	10,905	15,024	1,128,248

Net gain (loss) on investments	27,121	24,414	1,017,181

Net increase (decrease) in net assets from operations	27,687	34,022	995,003

Contract owner transactions:
Variable annuity deposits	1,770	14,809	29,699
Terminations, withdrawals and annuity payments	(30,788)	(15,223)	(195,065)
Transfers between subaccounts, net	(54)	(5,036)	(71,126)
Maintenance charges and mortality adjustments	(446)	(1,434)	(4,590)

Increase (decrease) in net assets from contract transactions	(29,518)	(6,884)	(241,082)

Total increase (decrease) in net assets	(1,831)	27,138	753,921

Net assets as of December 31, 2023	$127,531	$405,574	$2,817,235

Investment income (loss):
Dividend distributions	1,701	4,997	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,341)	(4,144)	(27,924)

Net investment income (loss)	360	853	(27,924)

Increase (decrease) in net assets from operations:
Capital gain distributions	11,823	15,474	—
Realized capital gain (loss) on investments	621	43,337	22,389
Change in unrealized appreciation (depreciation)	19,449	3,770	814,116

Net gain (loss) on investments	31,893	62,581	836,505

Net increase (decrease) in net assets from operations	32,253	63,434	808,581

Contract owner transactions:
Variable annuity deposits	2,345	12,292	31,093
Terminations, withdrawals and annuity payments	(378)	(93,065)	(378,573)
Transfers between subaccounts, net	(61)	(103,240)	3,218
Maintenance charges and mortality adjustments	(536)	(1,828)	(4,835)

Increase (decrease) in net assets from contract transactions	1,370	(185,841)	(349,097)

Total increase (decrease) in net assets	33,623	(122,407)	459,484

Net assets as of December 31, 2024	$161,154	$283,167	$3,276,719

The accompanying notes are an integral part of these financial statements. 118

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PGIM Jennison Mid-Cap Growth	PGIM Jennison Natural Resources	PGIM Jennison Small Company
Net assets as of December 31, 2022	$129,357	$21,153	$493,847

Investment income (loss):
Dividend distributions	—	701	1,901
Investment Expenses:
Mortality and expense risk and administrative charges	(1,330)	(304)	(4,438)

Net investment income (loss)	(1,330)	397	(2,537)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,065	—	—
Realized capital gain (loss) on investments	(3,312)	525	(11,064)
Change in unrealized appreciation (depreciation)	23,197	(2,316)	63,989

Net gain (loss) on investments	26,950	(1,791)	52,925

Net increase (decrease) in net assets from operations	25,620	(1,394)	50,388

Contract owner transactions:
Variable annuity deposits	5,672	1,601	7,604
Terminations, withdrawals and annuity payments	(5,368)	(4,258)	(26,107)
Transfers between subaccounts, net	16,579	20,255	(6,774)
Maintenance charges and mortality adjustments	(670)	(199)	(1,430)

Increase (decrease) in net assets from contract transactions	16,213	17,399	(26,707)

Total increase (decrease) in net assets	41,833	16,005	23,681

Net assets as of December 31, 2023	$171,190	$37,158	$517,528

Investment income (loss):
Dividend distributions	—	158	2,321
Investment Expenses:
Mortality and expense risk and administrative charges	(2,035)	(212)	(4,548)

Net investment income (loss)	(2,035)	(54)	(2,227)

Increase (decrease) in net assets from operations:
Capital gain distributions	15,597	—	10,269
Realized capital gain (loss) on investments	(7,788)	4,591	(9,724)
Change in unrealized appreciation (depreciation)	18,921	(2,484)	63,041

Net gain (loss) on investments	26,730	2,107	63,586

Net increase (decrease) in net assets from operations	24,695	2,053	61,359

Contract owner transactions:
Variable annuity deposits	8,191	1,290	6,234
Terminations, withdrawals and annuity payments	(37,081)	(4,175)	(117,823)
Transfers between subaccounts, net	74,053	(19,880)	(21,878)
Maintenance charges and mortality adjustments	(879)	(173)	(1,706)

Increase (decrease) in net assets from contract transactions	44,284	(22,938)	(135,173)

Total increase (decrease) in net assets	68,979	(20,885)	(73,814)

Net assets as of December 31, 2024	$240,169	$16,273	$443,714

The accompanying notes are an integral part of these financial statements. 119

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PGIM Quant Solutions Small- Cap Value (f)	PIMCO All Asset	PIMCO CommodityRealRe turn Strategy
Net assets as of December 31, 2022	$237,180	$239,115	$104,727

Investment income (loss):
Dividend distributions	5,968	6,472	3,907
Investment Expenses:
Mortality and expense risk and administrative charges	(2,192)	(2,060)	(755)

Net investment income (loss)	3,776	4,412	3,152

Increase (decrease) in net assets from operations:
Capital gain distributions	2,236	—	—
Realized capital gain (loss) on investments	(2,265)	(8,914)	(10,329)
Change in unrealized appreciation (depreciation)	32,243	17,050	(594)

Net gain (loss) on investments	32,214	8,136	(10,923)

Net increase (decrease) in net assets from operations	35,990	12,548	(7,771)

Contract owner transactions:
Variable annuity deposits	2,920	10,381	2,977
Terminations, withdrawals and annuity payments	(5,881)	(66,369)	(4,930)
Transfers between subaccounts, net	(16)	(93)	(16,698)
Maintenance charges and mortality adjustments	(648)	(1,589)	(303)

Increase (decrease) in net assets from contract transactions	(3,625)	(57,670)	(18,954)

Total increase (decrease) in net assets	32,365	(45,122)	(26,725)

Net assets as of December 31, 2023	$269,545	$193,993	$78,002

Investment income (loss):
Dividend distributions	2,687	8,372	2,261
Investment Expenses:
Mortality and expense risk and administrative charges	(2,093)	(1,548)	(721)

Net investment income (loss)	594	6,824	1,540

Increase (decrease) in net assets from operations:
Capital gain distributions	24,072	—	—
Realized capital gain (loss) on investments	(7,239)	(3,144)	(10,903)
Change in unrealized appreciation (depreciation)	(9,941)	562	12,516

Net gain (loss) on investments	6,892	(2,582)	1,613

Net increase (decrease) in net assets from operations	7,486	4,242	3,153

Contract owner transactions:
Variable annuity deposits	2,900	2,580	2,417
Terminations, withdrawals and annuity payments	(54,272)	(39,567)	(12,082)
Transfers between subaccounts, net	(5,316)	(5,270)	(938)
Maintenance charges and mortality adjustments	(658)	(627)	(335)

Increase (decrease) in net assets from contract transactions	(57,346)	(42,884)	(10,938)

Total increase (decrease) in net assets	(49,860)	(38,642)	(7,785)

Net assets as of December 31, 2024	$219,685	$155,351	$70,217

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 120

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO Emerging Markets Bond	PIMCO High Yield	PIMCO International Bond (U.S. Dollar- Hedged)
Net assets as of December 31, 2022	$117,816	$1,151,772	$4,425,525

Investment income (loss):
Dividend distributions	7,707	66,750	105,844
Investment Expenses:
Mortality and expense risk and administrative charges	(1,195)	(11,160)	(39,511)

Net investment income (loss)	6,512	55,590	66,333

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(27,688)	(22,529)	(102,061)
Change in unrealized appreciation (depreciation)	30,147	98,323	355,396

Net gain (loss) on investments	2,459	75,794	253,335

Net increase (decrease) in net assets from operations	8,971	131,384	319,668

Contract owner transactions:
Variable annuity deposits	3,896	30,571	121,824
Terminations, withdrawals and annuity payments	(7,114)	(147,691)	(709,412)
Transfers between subaccounts, net	(85,412)	107,253	95,317
Maintenance charges and mortality adjustments	(290)	(3,045)	(11,016)

Increase (decrease) in net assets from contract transactions	(88,920)	(12,912)	(503,287)

Total increase (decrease) in net assets	(79,949)	118,472	(183,619)

Net assets as of December 31, 2023	$37,867	$1,270,244	$4,241,906

Investment income (loss):
Dividend distributions	2,374	69,345	149,176
Investment Expenses:
Mortality and expense risk and administrative charges	(333)	(10,967)	(38,374)

Net investment income (loss)	2,041	58,378	110,802

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	26,788
Realized capital gain (loss) on investments	(1,844)	(26,400)	(53,625)
Change in unrealized appreciation (depreciation)	1,646	28,595	78,941

Net gain (loss) on investments	(198)	2,195	52,104

Net increase (decrease) in net assets from operations	1,843	60,573	162,906

Contract owner transactions:
Variable annuity deposits	1,234	24,254	98,564
Terminations, withdrawals and annuity payments	(1,996)	(155,600)	(566,564)
Transfers between subaccounts, net	16,125	(26,382)	170,247
Maintenance charges and mortality adjustments	(171)	(2,486)	(9,362)

Increase (decrease) in net assets from contract transactions	15,192	(160,214)	(307,115)

Total increase (decrease) in net assets	17,035	(99,641)	(144,209)

Net assets as of December 31, 2024	$54,902	$1,170,603	$4,097,697

The accompanying notes are an integral part of these financial statements. 121

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO Low Duration	PIMCO Real Return	PIMCO StocksPLUS® Small Fund
Net assets as of December 31, 2022	$167,775	$849,037	$328,795

Investment income (loss):
Dividend distributions	4,864	22,280	8,385
Investment Expenses:
Mortality and expense risk and administrative charges	(1,255)	(7,651)	(3,139)

Net investment income (loss)	3,609	14,629	5,246

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,098)	(10,170)	(6,634)
Change in unrealized appreciation (depreciation)	2,889	13,285	53,624

Net gain (loss) on investments	1,791	3,115	46,990

Net increase (decrease) in net assets from operations	5,400	17,744	52,236

Contract owner transactions:
Variable annuity deposits	7,843	23,048	12,568
Terminations, withdrawals and annuity payments	(7,550)	(69,263)	(8,320)
Transfers between subaccounts, net	(33,459)	19,064	4,163
Maintenance charges and mortality adjustments	(443)	(2,322)	(405)

Increase (decrease) in net assets from contract transactions	(33,609)	(29,473)	8,006

Total increase (decrease) in net assets	(28,209)	(11,729)	60,242

Net assets as of December 31, 2023	$139,566	$837,308	$389,037

Investment income (loss):
Dividend distributions	3,525	18,509	17,254
Investment Expenses:
Mortality and expense risk and administrative charges	(900)	(6,908)	(3,628)

Net investment income (loss)	2,625	11,601	13,626

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,358)	(20,997)	(9,074)
Change in unrealized appreciation (depreciation)	1,876	17,185	36,858

Net gain (loss) on investments	518	(3,812)	27,784

Net increase (decrease) in net assets from operations	3,143	7,789	41,410

Contract owner transactions:
Variable annuity deposits	2,214	23,501	11,660
Terminations, withdrawals and annuity payments	(93,270)	(119,703)	(22,115)
Transfers between subaccounts, net	1,211	(18,981)	6,591
Maintenance charges and mortality adjustments	(1,108)	(2,083)	(484)

Increase (decrease) in net assets from contract transactions	(90,953)	(117,266)	(4,348)

Total increase (decrease) in net assets	(87,810)	(109,477)	37,062

Net assets as of December 31, 2024	$51,756	$727,831	$426,099

The accompanying notes are an integral part of these financial statements. 122

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO Total Return	PIMCO VIT All Asset Administrative	PIMCO VIT All Asset Advisor
Net assets as of December 31, 2022	$1,699,871	$4,649,478	$757,694

Investment income (loss):
Dividend distributions	53,370	133,926	24,009
Investment Expenses:
Mortality and expense risk and administrative charges	(14,538)	(34,565)	(2,202)

Net investment income (loss)	38,832	99,361	21,807

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(59,400)	(129,803)	(17,235)
Change in unrealized appreciation (depreciation)	98,018	347,278	58,225

Net gain (loss) on investments	38,618	217,475	40,990

Net increase (decrease) in net assets from operations	77,450	316,836	62,797

Contract owner transactions:
Variable annuity deposits	60,334	79,523	—
Terminations, withdrawals and annuity payments	(140,187)	(478,298)	(9,866)
Transfers between subaccounts, net	(85,517)	(31,923)	105,110
Maintenance charges and mortality adjustments	(3,931)	(17,884)	(460)

Increase (decrease) in net assets from contract transactions	(169,301)	(448,582)	94,784

Total increase (decrease) in net assets	(91,851)	(131,746)	157,581

Net assets as of December 31, 2023	$1,608,020	$4,517,732	$915,275

Investment income (loss):
Dividend distributions	59,261	271,180	58,370
Investment Expenses:
Mortality and expense risk and administrative charges	(13,605)	(32,246)	(2,372)

Net investment income (loss)	45,656	238,934	55,998

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(59,382)	(166,635)	(4,322)
Change in unrealized appreciation (depreciation)	30,965	55,926	(20,898)

Net gain (loss) on investments	(28,417)	(110,709)	(25,220)

Net increase (decrease) in net assets from operations	17,239	128,225	30,778

Contract owner transactions:
Variable annuity deposits	56,638	19,642	—
Terminations, withdrawals and annuity payments	(249,091)	(636,191)	(36,420)
Transfers between subaccounts, net	(61,697)	(226,578)	(16,809)
Maintenance charges and mortality adjustments	(4,415)	(16,981)	(635)

Increase (decrease) in net assets from contract transactions	(258,565)	(860,108)	(53,864)

Total increase (decrease) in net assets	(241,326)	(731,883)	(23,086)

Net assets as of December 31, 2024	$1,366,694	$3,785,849	$892,189

The accompanying notes are an integral part of these financial statements. 123

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT CommodityRealRe turn Strategy Administrative	PIMCO VIT CommodityRealRe turn Strategy Advisor	PIMCO VIT Emerging Markets Bond
Net assets as of December 31, 2022	$7,672,733	$927,671	$1,775,968

Investment income (loss):
Dividend distributions	1,013,105	45,019	112,766
Investment Expenses:
Mortality and expense risk and administrative charges	(49,389)	(1,668)	(16,218)

Net investment income (loss)	963,716	43,351	96,548

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(907,788)	(188,082)	(107,291)
Change in unrealized appreciation (depreciation)	(616,765)	94,540	202,662

Net gain (loss) on investments	(1,524,553)	(93,542)	95,371

Net increase (decrease) in net assets from operations	(560,837)	(50,191)	191,919

Contract owner transactions:
Variable annuity deposits	68,871	37,527	79,469
Terminations, withdrawals and annuity payments	(647,670)	(66,213)	(234,711)
Transfers between subaccounts, net	(2,003,861)	(668,151)	77,539
Maintenance charges and mortality adjustments	(24,035)	(306)	(7,560)

Increase (decrease) in net assets from contract transactions	(2,606,695)	(697,143)	(85,263)

Total increase (decrease) in net assets	(3,167,532)	(747,334)	106,656

Net assets as of December 31, 2023	$4,505,201	$180,337	$1,882,624

Investment income (loss):
Dividend distributions	88,314	4,473	155,647
Investment Expenses:
Mortality and expense risk and administrative charges	(34,079)	(661)	(21,718)

Net investment income (loss)	54,235	3,812	133,929

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(597,042)	(11,595)	9,474
Change in unrealized appreciation (depreciation)	695,233	19,568	50,902

Net gain (loss) on investments	98,191	7,973	60,376

Net increase (decrease) in net assets from operations	152,426	11,785	194,305

Contract owner transactions:
Variable annuity deposits	39,140	3,503	99,102
Terminations, withdrawals and annuity payments	(541,632)	(6,245)	(263,625)
Transfers between subaccounts, net	(696,258)	34,951	(124,245)
Maintenance charges and mortality adjustments	(14,776)	(222)	(9,196)

Increase (decrease) in net assets from contract transactions	(1,213,526)	31,987	(297,964)

Total increase (decrease) in net assets	(1,061,100)	43,772	(103,659)

Net assets as of December 31, 2024	$3,444,101	$224,109	$1,778,965

The accompanying notes are an integral part of these financial statements. 124

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Managed Asset Allocation	PIMCO VIT High Yield
Net assets as of December 31, 2022	$45,802	$114,199	$245,201

Investment income (loss):
Dividend distributions	1,377	2,612	15,605
Investment Expenses:
Mortality and expense risk and administrative charges	(164)	(497)	(793)

Net investment income (loss)	1,213	2,115	14,812

Increase (decrease) in net assets from operations:
Capital gain distributions	500	—	—
Realized capital gain (loss) on investments	(5,284)	(823)	(1,006)
Change in unrealized appreciation (depreciation)	6,322	12,728	17,195

Net gain (loss) on investments	1,538	11,905	16,189

Net increase (decrease) in net assets from operations	2,751	14,020	31,001

Contract owner transactions:
Variable annuity deposits	50,821	—	22,560
Terminations, withdrawals and annuity payments	(137)	(2,056)	(49,058)
Transfers between subaccounts, net	(51,168)	—	38,385
Maintenance charges and mortality adjustments	(50)	(242)	(575)

Increase (decrease) in net assets from contract transactions	(534)	(2,298)	11,312

Total increase (decrease) in net assets	2,217	11,722	42,313

Net assets as of December 31, 2023	$48,019	$125,921	$287,514

Investment income (loss):
Dividend distributions	507	4,204	20,132
Investment Expenses:
Mortality and expense risk and administrative charges	(43)	(591)	(886)

Net investment income (loss)	464	3,613	19,246

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(5,243)	(8,742)	(3,942)
Change in unrealized appreciation (depreciation)	4,182	18,343	8,938

Net gain (loss) on investments	(1,061)	9,601	4,996

Net increase (decrease) in net assets from operations	(597)	13,214	24,242

Contract owner transactions:
Variable annuity deposits	—	10,073	128,293
Terminations, withdrawals and annuity payments	—	(398)	(16,555)
Transfers between subaccounts, net	(39,937)	(60,781)	(117,865)
Maintenance charges and mortality adjustments	(23)	(256)	(428)

Increase (decrease) in net assets from contract transactions	(39,960)	(51,362)	(6,555)

Total increase (decrease) in net assets	(40,557)	(38,148)	17,687

Net assets as of December 31, 2024	$7,462	$87,773	$305,201

The accompanying notes are an integral part of these financial statements. 125

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT International Bond Portfolio (Unhedged)	PIMCO VIT Low Duration Administrative (f)
Net assets as of December 31, 2022	$8,180,516	$49,379	$31,545,128

Investment income (loss):
Dividend distributions	201,434	1,362	1,052,308
Investment Expenses:
Mortality and expense risk and administrative charges	(61,584)	(139)	(271,226)

Net investment income (loss)	139,850	1,223	781,082

Increase (decrease) in net assets from operations:
Capital gain distributions	202,902	—	—
Realized capital gain (loss) on investments	(232,758)	(312)	(379,239)
Change in unrealized appreciation (depreciation)	504,417	2,632	744,996

Net gain (loss) on investments	474,561	2,320	365,757

Net increase (decrease) in net assets from operations	614,411	3,543	1,146,839

Contract owner transactions:
Variable annuity deposits	113,731	14,179	362,797
Terminations, withdrawals and annuity payments	(1,116,057)	(916)	(3,552,749)
Transfers between subaccounts, net	296,967	3,185	(1,061,631)
Maintenance charges and mortality adjustments	(23,653)	(115)	(114,044)

Increase (decrease) in net assets from contract transactions	(729,012)	16,333	(4,365,627)

Total increase (decrease) in net assets	(114,601)	19,876	(3,218,788)

Net assets as of December 31, 2023	$8,065,915	$69,255	$28,326,340

Investment income (loss):
Dividend distributions	253,420	5,821	1,034,831
Investment Expenses:
Mortality and expense risk and administrative charges	(54,035)	(433)	(238,457)

Net investment income (loss)	199,385	5,388	796,374

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(116,475)	(1,649)	(308,687)
Change in unrealized appreciation (depreciation)	235,397	(6,285)	389,929

Net gain (loss) on investments	118,922	(7,934)	81,242

Net increase (decrease) in net assets from operations	318,307	(2,546)	877,616

Contract owner transactions:
Variable annuity deposits	79,085	—	145,969
Terminations, withdrawals and annuity payments	(984,124)	(9,038)	(3,127,695)
Transfers between subaccounts, net	(675,279)	125,489	(3,686,057)
Maintenance charges and mortality adjustments	(21,466)	(279)	(93,670)

Increase (decrease) in net assets from contract transactions	(1,601,784)	116,172	(6,761,453)

Total increase (decrease) in net assets	(1,283,477)	113,626	(5,883,837)

Net assets as of December 31, 2024	$6,782,438	$182,881	$22,442,503

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 126

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative (f)	PIMCO VIT Real Return Advisor
Net assets as of December 31, 2022	$680,268	$17,555,272	$857,582

Investment income (loss):
Dividend distributions	18,122	516,550	26,309
Investment Expenses:
Mortality and expense risk and administrative charges	(1,630)	(159,852)	(2,777)

Net investment income (loss)	16,492	356,698	23,532

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(18,873)	(445,104)	(21,376)
Change in unrealized appreciation (depreciation)	25,377	531,851	26,195

Net gain (loss) on investments	6,504	86,747	4,819

Net increase (decrease) in net assets from operations	22,996	443,445	28,351

Contract owner transactions:
Variable annuity deposits	92,275	99,377	203,885
Terminations, withdrawals and annuity payments	(166,188)	(2,047,621)	(64,191)
Transfers between subaccounts, net	(151,301)	437,541	(71,929)
Maintenance charges and mortality adjustments	(856)	(84,349)	(1,024)

Increase (decrease) in net assets from contract transactions	(226,070)	(1,595,052)	66,741

Total increase (decrease) in net assets	(203,074)	(1,151,607)	95,092

Net assets as of December 31, 2023	$477,194	$16,403,665	$952,674

Investment income (loss):
Dividend distributions	18,930	409,970	22,827
Investment Expenses:
Mortality and expense risk and administrative charges	(1,236)	(149,611)	(2,824)

Net investment income (loss)	17,694	260,359	20,003

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(918)	(482,034)	(24,578)
Change in unrealized appreciation (depreciation)	2,858	405,333	20,547

Net gain (loss) on investments	1,940	(76,701)	(4,031)

Net increase (decrease) in net assets from operations	19,634	183,658	15,972

Contract owner transactions:
Variable annuity deposits	22,387	213,026	50,750
Terminations, withdrawals and annuity payments	(19,180)	(1,850,909)	(107,713)
Transfers between subaccounts, net	6,521	(129,691)	(164,327)
Maintenance charges and mortality adjustments	(720)	(76,582)	(1,128)

Increase (decrease) in net assets from contract transactions	9,008	(1,844,156)	(222,418)

Total increase (decrease) in net assets	28,642	(1,660,498)	(206,446)

Net assets as of December 31, 2024	$505,836	$14,743,167	$746,228

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 127

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative	PIMCO VIT Total Return Advisor
Net assets as of December 31, 2022	$2,321,666	$9,282,733	$9,308,527

Investment income (loss):
Dividend distributions	85,810	335,199	456,222
Investment Expenses:
Mortality and expense risk and administrative charges	(7,142)	(131,951)	(84,107)

Net investment income (loss)	78,668	203,248	372,115

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6,969)	(298,270)	(290,466)
Change in unrealized appreciation (depreciation)	31,338	485,765	540,069

Net gain (loss) on investments	24,369	187,495	249,603

Net increase (decrease) in net assets from operations	103,037	390,743	621,718

Contract owner transactions:
Variable annuity deposits	931,086	43,878	767,619
Terminations, withdrawals and annuity payments	(122,942)	(1,043,896)	(1,494,573)
Transfers between subaccounts, net	(1,213,263)	713,782	5,675,611
Maintenance charges and mortality adjustments	(1,818)	(60,071)	(42,262)

Increase (decrease) in net assets from contract transactions	(406,937)	(346,307)	4,906,395

Total increase (decrease) in net assets	(303,900)	44,436	5,528,113

Net assets as of December 31, 2023	$2,017,766	$9,327,169	$14,836,640

Investment income (loss):
Dividend distributions	220,849	371,142	599,918
Investment Expenses:
Mortality and expense risk and administrative charges	(18,845)	(130,039)	(94,523)

Net investment income (loss)	202,004	241,103	505,395

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	23,348	(381,240)	(405,250)
Change in unrealized appreciation (depreciation)	8,332	224,717	208,312

Net gain (loss) on investments	31,680	(156,523)	(196,938)

Net increase (decrease) in net assets from operations	233,684	84,580	308,457

Contract owner transactions:
Variable annuity deposits	5,652,710	14,890	1,301,227
Terminations, withdrawals and annuity payments	(136,946)	(1,909,804)	(1,197,234)
Transfers between subaccounts, net	(3,631,425)	1,112,635	(1,842,140)
Maintenance charges and mortality adjustments	(3,422)	(56,513)	(38,011)

Increase (decrease) in net assets from contract transactions	1,880,917	(838,792)	(1,776,158)

Total increase (decrease) in net assets	2,114,601	(754,212)	(1,467,701)

Net assets as of December 31, 2024	$4,132,367	$8,572,957	$13,368,939

The accompanying notes are an integral part of these financial statements. 128

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Pioneer Bond VCT	Pioneer Equity Income VCT	Pioneer High Yield VCT
Net assets as of December 31, 2022	$119,423	$141,187	$23,961

Investment income (loss):
Dividend distributions	4,266	590	1,321
Investment Expenses:
Mortality and expense risk and administrative charges	(292)	(432)	(62)

Net investment income (loss)	3,974	158	1,259

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,472	—
Realized capital gain (loss) on investments	(3,727)	(35,305)	(16)
Change in unrealized appreciation (depreciation)	6,414	30,201	1,321

Net gain (loss) on investments	2,687	(2,632)	1,305

Net increase (decrease) in net assets from operations	6,661	(2,474)	2,564

Contract owner transactions:
Variable annuity deposits	9,308	—	—
Terminations, withdrawals and annuity payments	(1,884)	(52,485)	—
Transfers between subaccounts, net	(829)	(71,443)	—
Maintenance charges and mortality adjustments	(202)	(124)	(41)

Increase (decrease) in net assets from contract transactions	6,393	(124,052)	(41)

Total increase (decrease) in net assets	13,054	(126,526)	2,523

Net assets as of December 31, 2023	$132,477	$14,661	$26,484

Investment income (loss):
Dividend distributions	3,870	303	1,832
Investment Expenses:
Mortality and expense risk and administrative charges	(236)	(196)	(138)

Net investment income (loss)	3,634	107	1,694

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,814	—
Realized capital gain (loss) on investments	(8,105)	(65)	(6)
Change in unrealized appreciation (depreciation)	5,830	(1,452)	515

Net gain (loss) on investments	(2,275)	1,297	509

Net increase (decrease) in net assets from operations	1,359	1,404	2,203

Contract owner transactions:
Variable annuity deposits	21,917	—	—
Terminations, withdrawals and annuity payments	(1,968)	—	(59)
Transfers between subaccounts, net	(81,283)	—	34,996
Maintenance charges and mortality adjustments	(96)	(31)	(11)

Increase (decrease) in net assets from contract transactions	(61,430)	(31)	34,926

Total increase (decrease) in net assets	(60,071)	1,373	37,129

Net assets as of December 31, 2024	$72,406	$16,034	$63,613

The accompanying notes are an integral part of these financial statements. 129

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Pioneer Strategic Income	Pioneer Strategic Income VCT	Putnam VT Core Equity Fund
Net assets as of December 31, 2022	$78,402	$185,285	$42,712

Investment income (loss):
Dividend distributions	2,383	7,285	206
Investment Expenses:
Mortality and expense risk and administrative charges	(597)	(1,176)	(514)

Net investment income (loss)	1,786	6,109	(308)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,693
Realized capital gain (loss) on investments	(2,015)	(351)	(2,685)
Change in unrealized appreciation (depreciation)	5,328	13,800	9,230

Net gain (loss) on investments	3,313	13,449	10,238

Net increase (decrease) in net assets from operations	5,099	19,558	9,930

Contract owner transactions:
Variable annuity deposits	2,059	—	—
Terminations, withdrawals and annuity payments	(1,155)	(1,523)	(8,294)
Transfers between subaccounts, net	(15,293)	83,988	—
Maintenance charges and mortality adjustments	(264)	(196)	(82)

Increase (decrease) in net assets from contract transactions	(14,653)	82,269	(8,376)

Total increase (decrease) in net assets	(9,554)	101,827	1,554

Net assets as of December 31, 2023	$68,848	$287,112	$44,266

Investment income (loss):
Dividend distributions	3,429	23,761	1,249
Investment Expenses:
Mortality and expense risk and administrative charges	(624)	(2,846)	(1,582)

Net investment income (loss)	2,805	20,915	(333)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	11,393
Realized capital gain (loss) on investments	(1,013)	(6,352)	(328)
Change in unrealized appreciation (depreciation)	763	10,172	49,803

Net gain (loss) on investments	(250)	3,820	60,868

Net increase (decrease) in net assets from operations	2,555	24,735	60,535

Contract owner transactions:
Variable annuity deposits	1,736	142,979	105,848
Terminations, withdrawals and annuity payments	(9,829)	(20,568)	(27,547)
Transfers between subaccounts, net	(686)	348,000	305,462
Maintenance charges and mortality adjustments	(248)	(390)	(559)

Increase (decrease) in net assets from contract transactions	(9,027)	470,021	383,204

Total increase (decrease) in net assets	(6,472)	494,756	443,739

Net assets as of December 31, 2024	$62,376	$781,868	$488,005

The accompanying notes are an integral part of these financial statements. 130

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Putnam VT Diversified Income	Putnam VT Global Asset Allocation	Putnam VT High Yield
Net assets as of December 31, 2022	$56,784	$12,885	$47,512

Investment income (loss):
Dividend distributions	6,061	206	2,614
Investment Expenses:
Mortality and expense risk and administrative charges	(232)	(172)	(155)

Net investment income (loss)	5,829	34	2,459

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(145)	(3)	(33)
Change in unrealized appreciation (depreciation)	(686)	2,031	3,211

Net gain (loss) on investments	(831)	2,028	3,178

Net increase (decrease) in net assets from operations	4,998	2,062	5,637

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(332)	—	(444)
Transfers between subaccounts, net	44,352	—	(26)
Maintenance charges and mortality adjustments	(189)	(28)	(118)

Increase (decrease) in net assets from contract transactions	43,831	(28)	(588)

Total increase (decrease) in net assets	48,829	2,034	5,049

Net assets as of December 31, 2023	$105,613	$14,919	$52,561

Investment income (loss):
Dividend distributions	6,275	340	3,085
Investment Expenses:
Mortality and expense risk and administrative charges	(265)	(973)	(266)

Net investment income (loss)	6,010	(633)	2,819

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(933)	4,005	1,709
Change in unrealized appreciation (depreciation)	531	29,699	5,567

Net gain (loss) on investments	(402)	33,704	7,276

Net increase (decrease) in net assets from operations	5,608	33,071	10,095

Contract owner transactions:
Variable annuity deposits	3,030	772,183	—
Terminations, withdrawals and annuity payments	(6,603)	(2,467)	—
Transfers between subaccounts, net	8	47,273	(6,101)
Maintenance charges and mortality adjustments	(211)	(33)	(109)

Increase (decrease) in net assets from contract transactions	(3,776)	816,956	(6,210)

Total increase (decrease) in net assets	1,832	850,027	3,885

Net assets as of December 31, 2024	$107,445	$864,946	$56,446

The accompanying notes are an integral part of these financial statements. 131

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Putnam VT Income	Putnam VT Large Cap Growth Fund	Putnam VT Large Cap Value
Net assets as of December 31, 2022	$99,129	$342,106	$1,584,614

Investment income (loss):
Dividend distributions	18,719	—	21,652
Investment Expenses:
Mortality and expense risk and administrative charges	(750)	(1,070)	(5,754)

Net investment income (loss)	17,969	(1,070)	15,898

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,528	60,692
Realized capital gain (loss) on investments	(39,568)	(3,996)	28,440
Change in unrealized appreciation (depreciation)	19,662	147,281	121,523

Net gain (loss) on investments	(19,906)	148,813	210,655

Net increase (decrease) in net assets from operations	(1,937)	147,743	226,553

Contract owner transactions:
Variable annuity deposits	17,504	—	470
Terminations, withdrawals and annuity payments	(49,490)	(10,343)	(119,641)
Transfers between subaccounts, net	(17,224)	58,816	(166,540)
Maintenance charges and mortality adjustments	(298)	(466)	(2,013)

Increase (decrease) in net assets from contract transactions	(49,508)	48,007	(287,724)

Total increase (decrease) in net assets	(51,445)	195,750	(61,171)

Net assets as of December 31, 2023	$47,684	$537,856	$1,523,443

Investment income (loss):
Dividend distributions	2,578	—	18,606
Investment Expenses:
Mortality and expense risk and administrative charges	(119)	(1,668)	(6,975)

Net investment income (loss)	2,459	(1,668)	11,631

Increase (decrease) in net assets from operations:
Capital gain distributions	—	24,809	75,732
Realized capital gain (loss) on investments	(958)	14,004	60,135
Change in unrealized appreciation (depreciation)	(496)	132,622	134,693

Net gain (loss) on investments	(1,454)	171,435	270,560

Net increase (decrease) in net assets from operations	1,005	169,767	282,191

Contract owner transactions:
Variable annuity deposits	—	—	56,400
Terminations, withdrawals and annuity payments	(3,760)	(14,124)	(49,862)
Transfers between subaccounts, net	—	21,131	(126,368)
Maintenance charges and mortality adjustments	(111)	(527)	(1,490)

Increase (decrease) in net assets from contract transactions	(3,871)	6,480	(121,320)

Total increase (decrease) in net assets	(2,866)	176,247	160,871

Net assets as of December 31, 2024	$44,818	$714,103	$1,684,314

The accompanying notes are an integral part of these financial statements. 132

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Putnam VT Small Cap Growth	Putnam VT Small Cap Value	Redwood Managed Volatility (e)
Net assets as of December 31, 2022	$46,084	$667,247	$57,861

Investment income (loss):
Dividend distributions	—	957	353
Investment Expenses:
Mortality and expense risk and administrative charges	(2,824)	(5,049)	(727)

Net investment income (loss)	(2,824)	(4,092)	(374)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	73,717	—
Realized capital gain (loss) on investments	(23,517)	(81,245)	(51)
Change in unrealized appreciation (depreciation)	28,455	151,904	1,890

Net gain (loss) on investments	4,938	144,376	1,839

Net increase (decrease) in net assets from operations	2,114	140,284	1,465

Contract owner transactions:
Variable annuity deposits	190,888	9,836	—
Terminations, withdrawals and annuity payments	(6,079)	(63,198)	—
Transfers between subaccounts, net	31,978	(152,878)	—
Maintenance charges and mortality adjustments	(300)	(1,657)	(117)

Increase (decrease) in net assets from contract transactions	216,487	(207,897)	(117)

Total increase (decrease) in net assets	218,601	(67,613)	1,348

Net assets as of December 31, 2023	$264,685	$599,634	$59,209

Investment income (loss):
Dividend distributions	—	5,620	12,962
Investment Expenses:
Mortality and expense risk and administrative charges	(895)	(3,374)	(356)

Net investment income (loss)	(895)	2,246	12,606

Increase (decrease) in net assets from operations:
Capital gain distributions	—	27,275	—
Realized capital gain (loss) on investments	25,053	(5,055)	(13,998)
Change in unrealized appreciation (depreciation)	52,526	(10,544)	2,210

Net gain (loss) on investments	77,579	11,676	(11,788)

Net increase (decrease) in net assets from operations	76,684	13,922	818

Contract owner transactions:
Variable annuity deposits	2,627	4,189	—
Terminations, withdrawals and annuity payments	(2,574)	(64,553)	—
Transfers between subaccounts, net	(21,002)	(235,030)	(59,979)
Maintenance charges and mortality adjustments	(123)	(1,202)	(48)

Increase (decrease) in net assets from contract transactions	(21,072)	(296,596)	(60,027)

Total increase (decrease) in net assets	55,612	(282,674)	(59,209)

Net assets as of December 31, 2024	$320,297	$316,960	$—

(e)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements. 133

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Royce Micro-Cap	Royce Small-Cap Opportunity	Royce Small-Cap Value
Net assets as of December 31, 2022	$3,244,212	$3,461,746	$1,014,527

Investment income (loss):
Dividend distributions	—	—	10,389
Investment Expenses:
Mortality and expense risk and administrative charges	(27,560)	(27,650)	(9,170)

Net investment income (loss)	(27,560)	(27,650)	1,219

Increase (decrease) in net assets from operations:
Capital gain distributions	—	134,057	77,549
Realized capital gain (loss) on investments	(217,848)	90,736	(4,297)
Change in unrealized appreciation (depreciation)	712,831	356,759	163,163

Net gain (loss) on investments	494,983	581,552	236,415

Net increase (decrease) in net assets from operations	467,423	553,902	237,634

Contract owner transactions:
Variable annuity deposits	58,360	109,644	18,250
Terminations, withdrawals and annuity payments	(428,838)	(423,208)	(108,358)
Transfers between subaccounts, net	80,241	(609,209)	(6,521)
Maintenance charges and mortality adjustments	(14,058)	(5,547)	(1,980)

Increase (decrease) in net assets from contract transactions	(304,295)	(928,320)	(98,609)

Total increase (decrease) in net assets	163,128	(374,418)	139,025

Net assets as of December 31, 2023	$3,407,340	$3,087,328	$1,153,552

Investment income (loss):
Dividend distributions	—	—	9,189
Investment Expenses:
Mortality and expense risk and administrative charges	(26,015)	(25,853)	(9,865)

Net investment income (loss)	(26,015)	(25,853)	(676)

Increase (decrease) in net assets from operations:
Capital gain distributions	231,141	192,768	49,170
Realized capital gain (loss) on investments	(14,164)	117,225	14,054
Change in unrealized appreciation (depreciation)	197,962	(47,656)	(38,455)

Net gain (loss) on investments	414,939	262,337	24,769

Net increase (decrease) in net assets from operations	388,924	236,484	24,093

Contract owner transactions:
Variable annuity deposits	18,046	85,170	16,955
Terminations, withdrawals and annuity payments	(358,667)	(270,017)	(159,269)
Transfers between subaccounts, net	593,192	(508,915)	(13,524)
Maintenance charges and mortality adjustments	(12,262)	(3,952)	(1,804)

Increase (decrease) in net assets from contract transactions	240,309	(697,714)	(157,642)

Total increase (decrease) in net assets	629,233	(461,230)	(133,549)

Net assets as of December 31, 2024	$4,036,573	$2,626,098	$1,020,003

The accompanying notes are an integral part of these financial statements. 134

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Banking	Rydex VIF Basic Materials	Rydex VIF Biotechnology
Net assets as of December 31, 2022	$650,514	$1,381,255	$1,807,507

Investment income (loss):
Dividend distributions	12,885	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,969)	(15,873)	(20,263)

Net investment income (loss)	3,916	(15,873)	(20,263)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	17,156
Realized capital gain (loss) on investments	49,019	33,947	(76,394)
Change in unrealized appreciation (depreciation)	61,611	85,046	167,437

Net gain (loss) on investments	110,630	118,993	108,199

Net increase (decrease) in net assets from operations	114,546	103,120	87,936

Contract owner transactions:
Variable annuity deposits	18,321	25,784	31,094
Terminations, withdrawals and annuity payments	(65,273)	(178,869)	(217,580)
Transfers between subaccounts, net	(120,590)	34,240	37,645
Maintenance charges and mortality adjustments	(4,367)	(7,291)	(9,889)

Increase (decrease) in net assets from contract transactions	(171,909)	(126,136)	(158,730)

Total increase (decrease) in net assets	(57,363)	(23,016)	(70,794)

Net assets as of December 31, 2023	$593,151	$1,358,239	$1,736,713

Investment income (loss):
Dividend distributions	14,264	10,847	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,157)	(14,726)	(18,959)

Net investment income (loss)	7,107	(3,879)	(18,959)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	144,687
Realized capital gain (loss) on investments	(382)	68,033	(35,561)
Change in unrealized appreciation (depreciation)	101,497	(90,519)	(133,571)

Net gain (loss) on investments	101,115	(22,486)	(24,445)

Net increase (decrease) in net assets from operations	108,222	(26,365)	(43,404)

Contract owner transactions:
Variable annuity deposits	1,803	3,385	3,893
Terminations, withdrawals and annuity payments	(191,026)	(124,511)	(298,598)
Transfers between subaccounts, net	66,770	(146,347)	172,417
Maintenance charges and mortality adjustments	(3,661)	(6,656)	(9,257)

Increase (decrease) in net assets from contract transactions	(126,114)	(274,129)	(131,545)

Total increase (decrease) in net assets	(17,892)	(300,494)	(174,949)

Net assets as of December 31, 2024	$575,259	$1,057,745	$1,561,764

The accompanying notes are an integral part of these financial statements. 135

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy (f)
Net assets as of December 31, 2022	$1,226,035	$2,280,026	$1,207,082

Investment income (loss):
Dividend distributions	114,561	22,716	2,700
Investment Expenses:
Mortality and expense risk and administrative charges	(13,836)	(22,785)	(15,575)

Net investment income (loss)	100,725	(69)	(12,875)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,469	—
Realized capital gain (loss) on investments	16,904	36,195	(193,361)
Change in unrealized appreciation (depreciation)	(201,350)	(92,149)	164,078

Net gain (loss) on investments	(184,446)	(47,485)	(29,283)

Net increase (decrease) in net assets from operations	(83,721)	(47,554)	(42,158)

Contract owner transactions:
Variable annuity deposits	16,445	52,221	—
Terminations, withdrawals and annuity payments	(202,276)	(434,350)	(70,722)
Transfers between subaccounts, net	67,081	(732,260)	(50,478)
Maintenance charges and mortality adjustments	(6,629)	(8,629)	(5,870)

Increase (decrease) in net assets from contract transactions	(125,379)	(1,123,018)	(127,070)

Total increase (decrease) in net assets	(209,100)	(1,170,572)	(169,228)

Net assets as of December 31, 2023	$1,016,935	$1,109,454	$1,037,854

Investment income (loss):
Dividend distributions	36,390	14,786	10,919
Investment Expenses:
Mortality and expense risk and administrative charges	(11,001)	(13,276)	(13,416)

Net investment income (loss)	25,389	1,510	(2,497)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	35,435	7,610	114,852
Change in unrealized appreciation (depreciation)	5,523	26,119	108,113

Net gain (loss) on investments	40,958	33,729	222,965

Net increase (decrease) in net assets from operations	66,347	35,239	220,468

Contract owner transactions:
Variable annuity deposits	1,782	6,089	—
Terminations, withdrawals and annuity payments	(187,418)	(162,909)	(155,601)
Transfers between subaccounts, net	(180,870)	(73,736)	(88,372)
Maintenance charges and mortality adjustments	(4,967)	(5,921)	(5,681)

Increase (decrease) in net assets from contract transactions	(371,473)	(236,477)	(249,654)

Total increase (decrease) in net assets	(305,126)	(201,238)	(29,186)

Net assets as of December 31, 2024	$711,809	$908,216	$1,008,668

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 136

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services
Net assets as of December 31, 2022	$511,946	$3,730,893	$502,130

Investment income (loss):
Dividend distributions	—	100,005	—
Investment Expenses:
Mortality and expense risk and administrative charges	(17,780)	(39,038)	(15,722)

Net investment income (loss)	(17,780)	60,967	(15,722)

Increase (decrease) in net assets from operations:
Capital gain distributions	51,364	—	—
Realized capital gain (loss) on investments	54,115	77,920	(22,491)
Change in unrealized appreciation (depreciation)	543,720	(274,187)	(12,985)

Net gain (loss) on investments	649,199	(196,267)	(35,476)

Net increase (decrease) in net assets from operations	631,419	(135,300)	(51,198)

Contract owner transactions:
Variable annuity deposits	53,872	76,995	1,200
Terminations, withdrawals and annuity payments	(349,306)	(400,552)	(45,089)
Transfers between subaccounts, net	1,454,920	(955,416)	210,411
Maintenance charges and mortality adjustments	(6,845)	(17,369)	(10,721)

Increase (decrease) in net assets from contract transactions	1,152,641	(1,296,342)	155,801

Total increase (decrease) in net assets	1,784,060	(1,431,642)	104,603

Net assets as of December 31, 2023	$2,296,006	$2,299,251	$606,733

Investment income (loss):
Dividend distributions	—	62,080	—
Investment Expenses:
Mortality and expense risk and administrative charges	(26,961)	(26,393)	(5,590)

Net investment income (loss)	(26,961)	35,687	(5,590)

Increase (decrease) in net assets from operations:
Capital gain distributions	34,266	—	—
Realized capital gain (loss) on investments	119,005	49,578	43,515
Change in unrealized appreciation (depreciation)	213,592	(90,521)	(59,144)

Net gain (loss) on investments	366,863	(40,943)	(15,629)

Net increase (decrease) in net assets from operations	339,902	(5,256)	(21,219)

Contract owner transactions:
Variable annuity deposits	3,649	19,254	26,889
Terminations, withdrawals and annuity payments	(257,694)	(326,334)	(127,598)
Transfers between subaccounts, net	(38,639)	72,355	(182,134)
Maintenance charges and mortality adjustments	(8,594)	(7,968)	(2,561)

Increase (decrease) in net assets from contract transactions	(301,278)	(242,693)	(285,404)

Total increase (decrease) in net assets	38,624	(247,949)	(306,623)

Net assets as of December 31, 2024	$2,334,630	$2,051,302	$300,110

The accompanying notes are an integral part of these financial statements. 137

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Europe 1.25x Strategy (f)	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy (f)
Net assets as of December 31, 2022	$483,712	$786,254	$806,429

Investment income (loss):
Dividend distributions	2,362	—	22,817
Investment Expenses:
Mortality and expense risk and administrative charges	(6,468)	(8,089)	(7,988)

Net investment income (loss)	(4,106)	(8,089)	14,829

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	18,700	(38,161)	(77,826)
Change in unrealized appreciation (depreciation)	68,621	121,021	67,568

Net gain (loss) on investments	87,321	82,860	(10,258)

Net increase (decrease) in net assets from operations	83,215	74,771	4,571

Contract owner transactions:
Variable annuity deposits	125	15,625	7
Terminations, withdrawals and annuity payments	(55,842)	(75,279)	(34,537)
Transfers between subaccounts, net	(15,202)	(68,280)	(58,352)
Maintenance charges and mortality adjustments	(2,411)	(3,757)	(2,883)

Increase (decrease) in net assets from contract transactions	(73,330)	(131,691)	(95,765)

Total increase (decrease) in net assets	9,885	(56,920)	(91,194)

Net assets as of December 31, 2023	$493,597	$729,334	$715,235

Investment income (loss):
Dividend distributions	31,222	6,731	22,781
Investment Expenses:
Mortality and expense risk and administrative charges	(6,054)	(8,723)	(7,671)

Net investment income (loss)	25,168	(1,992)	15,110

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,964	—
Realized capital gain (loss) on investments	35,435	18,516	(324,028)
Change in unrealized appreciation (depreciation)	(71,850)	119,582	37,607

Net gain (loss) on investments	(36,415)	141,062	(286,421)

Net increase (decrease) in net assets from operations	(11,247)	139,070	(271,311)

Contract owner transactions:
Variable annuity deposits	—	25,886	—
Terminations, withdrawals and annuity payments	(57,803)	(130,814)	(31,566)
Transfers between subaccounts, net	(158,215)	14,207	(9,176)
Maintenance charges and mortality adjustments	(2,302)	(4,020)	(1,779)

Increase (decrease) in net assets from contract transactions	(218,320)	(94,741)	(42,521)

Total increase (decrease) in net assets	(229,567)	44,329	(313,832)

Net assets as of December 31, 2024	$264,030	$773,663	$401,403

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 138

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Health Care	Rydex VIF High Yield Strategy	Rydex VIF Internet
Net assets as of December 31, 2022	$2,633,261	$19,624	$489,439

Investment income (loss):
Dividend distributions	—	4,330	—
Investment Expenses:
Mortality and expense risk and administrative charges	(31,357)	(160)	(6,849)

Net investment income (loss)	(31,357)	4,170	(6,849)

Increase (decrease) in net assets from operations:
Capital gain distributions	93,472	—	—
Realized capital gain (loss) on investments	18,213	(3,882)	(118,252)
Change in unrealized appreciation (depreciation)	4,949	3,968	325,850

Net gain (loss) on investments	116,634	86	207,598

Net increase (decrease) in net assets from operations	85,277	4,256	200,749

Contract owner transactions:
Variable annuity deposits	18,631	—	20,902
Terminations, withdrawals and annuity payments	(284,587)	(12,530)	(116,355)
Transfers between subaccounts, net	(133,887)	5,093	(25,736)
Maintenance charges and mortality adjustments	(15,805)	(62)	(3,996)

Increase (decrease) in net assets from contract transactions	(415,648)	(7,499)	(125,185)

Total increase (decrease) in net assets	(330,371)	(3,243)	75,564

Net assets as of December 31, 2023	$2,302,890	$16,381	$565,003

Investment income (loss):
Dividend distributions	—	8,355	—
Investment Expenses:
Mortality and expense risk and administrative charges	(27,936)	(2,019)	(7,503)

Net investment income (loss)	(27,936)	6,336	(7,503)

Increase (decrease) in net assets from operations:
Capital gain distributions	57,524	—	—
Realized capital gain (loss) on investments	38,782	1,793	(15,482)
Change in unrealized appreciation (depreciation)	(85,783)	1,318	141,405

Net gain (loss) on investments	10,523	3,111	125,923

Net increase (decrease) in net assets from operations	(17,413)	9,447	118,420

Contract owner transactions:
Variable annuity deposits	4,917	—	3,295
Terminations, withdrawals and annuity payments	(289,238)	(83)	(91,080)
Transfers between subaccounts, net	169,209	150,909	33,897
Maintenance charges and mortality adjustments	(14,279)	(38)	(4,617)

Increase (decrease) in net assets from contract transactions	(129,391)	150,788	(58,505)

Total increase (decrease) in net assets	(146,804)	160,235	59,915

Net assets as of December 31, 2024	$2,156,086	$176,616	$624,918

The accompanying notes are an integral part of these financial statements. 139

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Inverse Dow 2x Strategy (f)	Rydex VIF Inverse Government Long Bond Strategy (f)	Rydex VIF Inverse Mid-Cap Strategy (f)
Net assets as of December 31, 2022	$238,147	$301,084	$23,403

Investment income (loss):
Dividend distributions	376	—	111
Investment Expenses:
Mortality and expense risk and administrative charges	(2,242)	(3,181)	(291)

Net investment income (loss)	(1,866)	(3,181)	(180)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(3,426)	29,493	(505)
Change in unrealized appreciation (depreciation)	(32,237)	(25,922)	(1,734)

Net gain (loss) on investments	(35,663)	3,571	(2,239)

Net increase (decrease) in net assets from operations	(37,529)	390	(2,419)

Contract owner transactions:
Variable annuity deposits	—	2,912	—
Terminations, withdrawals and annuity payments	(1,916)	(25,974)	(2)
Transfers between subaccounts, net	(41,763)	(26,848)	186
Maintenance charges and mortality adjustments	(421)	(1,286)	(44)

Increase (decrease) in net assets from contract transactions	(44,100)	(51,196)	140

Total increase (decrease) in net assets	(81,629)	(50,806)	(2,279)

Net assets as of December 31, 2023	$156,518	$250,278	$21,124

Investment income (loss):
Dividend distributions	10,233	11,616	867
Investment Expenses:
Mortality and expense risk and administrative charges	(1,700)	(3,134)	(237)

Net investment income (loss)	8,533	8,482	630

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(5,713)	23,018	(1,398)
Change in unrealized appreciation (depreciation)	(29,096)	5,716	(855)

Net gain (loss) on investments	(34,809)	28,734	(2,253)

Net increase (decrease) in net assets from operations	(26,276)	37,216	(1,623)

Contract owner transactions:
Variable annuity deposits	—	360	—
Terminations, withdrawals and annuity payments	(1,699)	(5,207)	(2)
Transfers between subaccounts, net	10,669	(7,673)	(4,375)
Maintenance charges and mortality adjustments	(361)	(1,340)	(39)

Increase (decrease) in net assets from contract transactions	8,609	(13,860)	(4,416)

Total increase (decrease) in net assets	(17,667)	23,356	(6,039)

Net assets as of December 31, 2024	$138,851	$273,634	$15,085

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 140

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Inverse NASDAQ-100® Strategy (f)	Rydex VIF Inverse Russell 2000® Strategy (f)	Rydex VIF Inverse S&P 500 Strategy (f)
Net assets as of December 31, 2022	$361,704	$99,104	$217,190

Investment income (loss):
Dividend distributions	501	—	6,499
Investment Expenses:
Mortality and expense risk and administrative charges	(1,538)	(837)	(1,711)

Net investment income (loss)	(1,037)	(837)	4,788

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(32,452)	(721)	(12,829)
Change in unrealized appreciation (depreciation)	(19,037)	(8,742)	(19,019)

Net gain (loss) on investments	(51,489)	(9,463)	(31,848)

Net increase (decrease) in net assets from operations	(52,526)	(10,300)	(27,060)

Contract owner transactions:
Variable annuity deposits	9,491	—	7
Terminations, withdrawals and annuity payments	(22,658)	(834)	(1,503)
Transfers between subaccounts, net	(185,280)	(16,292)	(74,245)
Maintenance charges and mortality adjustments	(418)	(730)	(987)

Increase (decrease) in net assets from contract transactions	(198,865)	(17,856)	(76,728)

Total increase (decrease) in net assets	(251,391)	(28,156)	(103,788)

Net assets as of December 31, 2023	$110,313	$70,948	$113,402

Investment income (loss):
Dividend distributions	3,968	5,568	11,723
Investment Expenses:
Mortality and expense risk and administrative charges	(1,315)	(720)	(1,126)

Net investment income (loss)	2,653	4,848	10,597

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(16,187)	(5,654)	(27,796)
Change in unrealized appreciation (depreciation)	(8,539)	(4,830)	4

Net gain (loss) on investments	(24,726)	(10,484)	(27,792)

Net increase (decrease) in net assets from operations	(22,073)	(5,636)	(17,195)

Contract owner transactions:
Variable annuity deposits	90	—	—
Terminations, withdrawals and annuity payments	(23,573)	(11,267)	(17,064)
Transfers between subaccounts, net	43,072	9,757	9,498
Maintenance charges and mortality adjustments	(488)	(648)	(684)

Increase (decrease) in net assets from contract transactions	19,101	(2,158)	(8,250)

Total increase (decrease) in net assets	(2,972)	(7,794)	(25,445)

Net assets as of December 31, 2024	$107,341	$63,154	$87,957

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 141

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Japan 2x Strategy (f)	Rydex VIF Leisure	Rydex VIF Mid- Cap 1.5x Strategy (f)
Net assets as of December 31, 2022	$186,867	$345,927	$568,546

Investment income (loss):
Dividend distributions	105	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,742)	(4,865)	(6,729)

Net investment income (loss)	(2,637)	(4,865)	(6,729)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(10,556)	(29,222)	(28,970)
Change in unrealized appreciation (depreciation)	69,303	88,079	120,863

Net gain (loss) on investments	58,747	58,857	91,893

Net increase (decrease) in net assets from operations	56,110	53,992	85,164

Contract owner transactions:
Variable annuity deposits	773	20,045	—
Terminations, withdrawals and annuity payments	(23,287)	(72,104)	(122,438)
Transfers between subaccounts, net	(81)	18,102	(5,154)
Maintenance charges and mortality adjustments	(1,859)	(1,714)	(3,398)

Increase (decrease) in net assets from contract transactions	(24,454)	(35,671)	(130,990)

Total increase (decrease) in net assets	31,656	18,321	(45,826)

Net assets as of December 31, 2023	$218,523	$364,248	$522,720

Investment income (loss):
Dividend distributions	7,467	175	3,161
Investment Expenses:
Mortality and expense risk and administrative charges	(2,844)	(4,079)	(6,809)

Net investment income (loss)	4,623	(3,904)	(3,648)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	688	3,739	17,812
Change in unrealized appreciation (depreciation)	(5,938)	41,333	54,402

Net gain (loss) on investments	(5,250)	45,072	72,214

Net increase (decrease) in net assets from operations	(627)	41,168	68,566

Contract owner transactions:
Variable annuity deposits	360	—	—
Terminations, withdrawals and annuity payments	(14,244)	(69,080)	(120,819)
Transfers between subaccounts, net	(19,571)	(10,036)	(4,631)
Maintenance charges and mortality adjustments	(1,869)	(1,557)	(3,521)

Increase (decrease) in net assets from contract transactions	(35,324)	(80,673)	(128,971)

Total increase (decrease) in net assets	(35,951)	(39,505)	(60,405)

Net assets as of December 31, 2024	$182,572	$324,743	$462,315

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 142

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Money Market	Rydex VIF NASDAQ-100®	Rydex VIF NASDAQ-100® 2x Strategy (f)
Net assets as of December 31, 2022	$82,374,985	$3,626,879	$3,463,744

Investment income (loss):
Dividend distributions	1,871,164	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(507,651)	(92,447)	(135,093)

Net investment income (loss)	1,363,513	(92,447)	(135,093)

Increase (decrease) in net assets from operations:
Capital gain distributions	608	—	—
Realized capital gain (loss) on investments	—	1,262,145	3,192,962
Change in unrealized appreciation (depreciation)	—	1,974,420	4,651,337

Net gain (loss) on investments	608	3,236,565	7,844,299

Net increase (decrease) in net assets from operations	1,364,121	3,144,118	7,709,206

Contract owner transactions:
Variable annuity deposits	15,753,299	14,465	549
Terminations, withdrawals and annuity payments	(18,155,960)	(498,455)	(327,566)
Transfers between subaccounts, net	(44,719,192)	2,266,165	4,520,811
Maintenance charges and mortality adjustments	(153,664)	(49,819)	(87,448)

Increase (decrease) in net assets from contract transactions	(47,275,517)	1,732,356	4,106,346

Total increase (decrease) in net assets	(45,911,396)	4,876,474	11,815,552

Net assets as of December 31, 2023	$36,463,589	$8,503,353	$15,279,296

Investment income (loss):
Dividend distributions	1,359,007	19,409	—
Investment Expenses:
Mortality and expense risk and administrative charges	(330,469)	(130,174)	(177,729)

Net investment income (loss)	1,028,538	(110,765)	(177,729)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,797	179,655	—
Realized capital gain (loss) on investments	—	1,936,946	6,859,835
Change in unrealized appreciation (depreciation)	—	536,645	211,391

Net gain (loss) on investments	8,797	2,653,246	7,071,226

Net increase (decrease) in net assets from operations	1,037,335	2,542,481	6,893,497

Contract owner transactions:
Variable annuity deposits	8,317,936	1,258,174	446
Terminations, withdrawals and annuity payments	(6,945,595)	(1,548,360)	(551,885)
Transfers between subaccounts, net	(2,471,547)	(1,377,470)	(3,520,365)
Maintenance charges and mortality adjustments	(125,591)	(53,733)	(119,209)

Increase (decrease) in net assets from contract transactions	(1,224,797)	(1,721,389)	(4,191,013)

Total increase (decrease) in net assets	(187,462)	821,092	2,702,484

Net assets as of December 31, 2024	$36,276,127	$9,324,445	$17,981,780

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 143

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Nova (f)	Rydex VIF Precious Metals	Rydex VIF Real Estate
Net assets as of December 31, 2022	$1,676,812	$3,276,447	$1,476,766

Investment income (loss):
Dividend distributions	—	9,911	18,449
Investment Expenses:
Mortality and expense risk and administrative charges	(24,657)	(35,483)	(17,079)

Net investment income (loss)	(24,657)	(25,572)	1,370

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	55,551
Realized capital gain (loss) on investments	(25,017)	(157,964)	(49,204)
Change in unrealized appreciation (depreciation)	616,501	222,217	109,401

Net gain (loss) on investments	591,484	64,253	115,748

Net increase (decrease) in net assets from operations	566,827	38,681	117,118

Contract owner transactions:
Variable annuity deposits	6,507	73,803	11,749
Terminations, withdrawals and annuity payments	(75,568)	(323,103)	(154,852)
Transfers between subaccounts, net	244,745	(22,680)	(20,439)
Maintenance charges and mortality adjustments	(10,633)	(12,830)	(8,377)

Increase (decrease) in net assets from contract transactions	165,051	(284,810)	(171,919)

Total increase (decrease) in net assets	731,878	(246,129)	(54,801)

Net assets as of December 31, 2023	$2,408,690	$3,030,318	$1,421,965

Investment income (loss):
Dividend distributions	—	50,958	16,802
Investment Expenses:
Mortality and expense risk and administrative charges	(30,341)	(35,237)	(16,184)

Net investment income (loss)	(30,341)	15,721	618

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	202,040	195,117	(41,005)
Change in unrealized appreciation (depreciation)	504,919	(20,243)	81,612

Net gain (loss) on investments	706,959	174,874	40,607

Net increase (decrease) in net assets from operations	676,618	190,595	41,225

Contract owner transactions:
Variable annuity deposits	—	32	7,511
Terminations, withdrawals and annuity payments	(595,416)	(369,938)	(175,528)
Transfers between subaccounts, net	99,351	32,214	(89,097)
Maintenance charges and mortality adjustments	(11,654)	(11,005)	(7,494)

Increase (decrease) in net assets from contract transactions	(507,719)	(348,697)	(264,608)

Total increase (decrease) in net assets	168,899	(158,102)	(223,383)

Net assets as of December 31, 2024	$2,577,589	$2,872,216	$1,198,582

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 144

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy (f)	Rydex VIF Russell 2000® 2x Strategy (f)
Net assets as of December 31, 2022	$441,522	$468,356	$376,066

Investment income (loss):
Dividend distributions	—	—	7,053
Investment Expenses:
Mortality and expense risk and administrative charges	(4,958)	(6,067)	(34,832)

Net investment income (loss)	(4,958)	(6,067)	(27,779)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,720)	(45,666)	(277,536)
Change in unrealized appreciation (depreciation)	67,212	134,611	1,088,148

Net gain (loss) on investments	65,492	88,945	810,612

Net increase (decrease) in net assets from operations	60,534	82,878	782,833

Contract owner transactions:
Variable annuity deposits	2,577	90	2,236
Terminations, withdrawals and annuity payments	(64,056)	(25,869)	(50,216)
Transfers between subaccounts, net	(6,211)	(6,564)	7,864,856
Maintenance charges and mortality adjustments	(2,578)	(3,515)	(24,180)

Increase (decrease) in net assets from contract transactions	(70,268)	(35,858)	7,792,696

Total increase (decrease) in net assets	(9,734)	47,020	8,575,529

Net assets as of December 31, 2023	$431,788	$515,376	$8,951,595

Investment income (loss):
Dividend distributions	—	4,289	93,582
Investment Expenses:
Mortality and expense risk and administrative charges	(4,314)	(5,930)	(94,854)

Net investment income (loss)	(4,314)	(1,641)	(1,272)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	140,758
Realized capital gain (loss) on investments	18,768	(43,091)	(410,323)
Change in unrealized appreciation (depreciation)	37,110	80,380	(1,715,787)

Net gain (loss) on investments	55,878	37,289	(1,985,352)

Net increase (decrease) in net assets from operations	51,564	35,648	(1,986,624)

Contract owner transactions:
Variable annuity deposits	—	90	3,295
Terminations, withdrawals and annuity payments	(117,227)	(91,840)	(262,696)
Transfers between subaccounts, net	2,794	11,563	3,240,986
Maintenance charges and mortality adjustments	(2,353)	(3,437)	(68,803)

Increase (decrease) in net assets from contract transactions	(116,786)	(83,624)	2,912,782

Total increase (decrease) in net assets	(65,222)	(47,976)	926,158

Net assets as of December 31, 2024	$366,566	$467,400	$9,877,753

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 145

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF S&P 500 2x Strategy (f)	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value
Net assets as of December 31, 2022	$1,868,130	$2,993,418	$6,978,675

Investment income (loss):
Dividend distributions	2,993	—	74,648
Investment Expenses:
Mortality and expense risk and administrative charges	(25,985)	(33,920)	(59,217)

Net investment income (loss)	(22,992)	(33,920)	15,431

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	219,043	(576,916)	(236,302)
Change in unrealized appreciation (depreciation)	977,419	709,657	294,717

Net gain (loss) on investments	1,196,462	132,741	58,415

Net increase (decrease) in net assets from operations	1,173,470	98,821	73,846

Contract owner transactions:
Variable annuity deposits	—	11,872	23,380
Terminations, withdrawals and annuity payments	(593,003)	(431,566)	(537,632)
Transfers between subaccounts, net	1,956,039	104,494	(2,104,315)
Maintenance charges and mortality adjustments	(13,559)	(14,116)	(23,918)

Increase (decrease) in net assets from contract transactions	1,349,477	(329,316)	(2,642,485)

Total increase (decrease) in net assets	2,522,947	(230,495)	(2,568,639)

Net assets as of December 31, 2023	$4,391,077	$2,762,923	$4,410,036

Investment income (loss):
Dividend distributions	23,856	1,599	59,202
Investment Expenses:
Mortality and expense risk and administrative charges	(40,249)	(34,067)	(50,851)

Net investment income (loss)	(16,393)	(32,468)	8,351

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,187	—
Realized capital gain (loss) on investments	1,261,155	91,640	182,303
Change in unrealized appreciation (depreciation)	519,919	577,562	300,985

Net gain (loss) on investments	1,781,074	680,389	483,288

Net increase (decrease) in net assets from operations	1,764,681	647,921	491,639

Contract owner transactions:
Variable annuity deposits	330	12,849	341,489
Terminations, withdrawals and annuity payments	(1,209,529)	(586,522)	(664,830)
Transfers between subaccounts, net	(915,930)	459,306	45,411
Maintenance charges and mortality adjustments	(17,364)	(14,406)	(21,173)

Increase (decrease) in net assets from contract transactions	(2,142,493)	(128,773)	(299,103)

Total increase (decrease) in net assets	(377,812)	519,148	192,536

Net assets as of December 31, 2024	$4,013,265	$3,282,071	$4,602,572

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 146

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth
Net assets as of December 31, 2022	$1,352,697	$2,688,160	$1,103,897

Investment income (loss):
Dividend distributions	—	—	1,130
Investment Expenses:
Mortality and expense risk and administrative charges	(18,106)	(20,447)	(14,151)

Net investment income (loss)	(18,106)	(20,447)	(13,021)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(68,155)	(127,701)	(136,295)
Change in unrealized appreciation (depreciation)	277,672	427,754	330,906

Net gain (loss) on investments	209,517	300,053	194,611

Net increase (decrease) in net assets from operations	191,411	279,606	181,590

Contract owner transactions:
Variable annuity deposits	16,850	33,772	16,859
Terminations, withdrawals and annuity payments	(147,830)	(163,258)	(173,578)
Transfers between subaccounts, net	167,210	(1,426,398)	181,568
Maintenance charges and mortality adjustments	(8,574)	(7,418)	(6,410)

Increase (decrease) in net assets from contract transactions	27,656	(1,563,302)	18,439

Total increase (decrease) in net assets	219,067	(1,283,696)	200,029

Net assets as of December 31, 2023	$1,571,764	$1,404,464	$1,303,926

Investment income (loss):
Dividend distributions	—	851	—
Investment Expenses:
Mortality and expense risk and administrative charges	(24,153)	(16,271)	(17,114)

Net investment income (loss)	(24,153)	(15,420)	(17,114)

Increase (decrease) in net assets from operations:
Capital gain distributions	210	52,745	—
Realized capital gain (loss) on investments	44,555	66,684	(73,518)
Change in unrealized appreciation (depreciation)	193,078	(80,774)	131,393

Net gain (loss) on investments	237,843	38,655	57,875

Net increase (decrease) in net assets from operations	213,690	23,235	40,761

Contract owner transactions:
Variable annuity deposits	20,956	41,883	20,584
Terminations, withdrawals and annuity payments	(274,619)	(242,788)	(272,289)
Transfers between subaccounts, net	(52,819)	333,511	171,065
Maintenance charges and mortality adjustments	(9,633)	(6,019)	(6,859)

Increase (decrease) in net assets from contract transactions	(316,115)	126,587	(87,499)

Total increase (decrease) in net assets	(102,425)	149,822	(46,738)

Net assets as of December 31, 2024	$1,469,339	$1,554,286	$1,257,188

The accompanying notes are an integral part of these financial statements. 147

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy (f)	Rydex VIF Technology
Net assets as of December 31, 2022	$1,356,106	$639,137	$2,245,158

Investment income (loss):
Dividend distributions	—	1,640	—
Investment Expenses:
Mortality and expense risk and administrative charges	(16,606)	(8,222)	(34,473)

Net investment income (loss)	(16,606)	(6,582)	(34,473)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	52,196
Realized capital gain (loss) on investments	(87,393)	4,463	92,586
Change in unrealized appreciation (depreciation)	296,513	709	978,896

Net gain (loss) on investments	209,120	5,172	1,123,678

Net increase (decrease) in net assets from operations	192,514	(1,410)	1,089,205

Contract owner transactions:
Variable annuity deposits	28,189	—	14,735
Terminations, withdrawals and annuity payments	(164,234)	(10,343)	(317,094)
Transfers between subaccounts, net	27,558	4,503	270,645
Maintenance charges and mortality adjustments	(6,729)	(1,111)	(14,966)

Increase (decrease) in net assets from contract transactions	(115,216)	(6,951)	(46,680)

Total increase (decrease) in net assets	77,298	(8,361)	1,042,525

Net assets as of December 31, 2023	$1,433,404	$630,776	$3,287,683

Investment income (loss):
Dividend distributions	—	20,352	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,627)	(8,589)	(41,635)

Net investment income (loss)	(14,627)	11,763	(41,635)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	148,304
Realized capital gain (loss) on investments	24,404	4,394	355,888
Change in unrealized appreciation (depreciation)	(14,090)	105,313	167,594

Net gain (loss) on investments	10,314	109,707	671,786

Net increase (decrease) in net assets from operations	(4,313)	121,470	630,151

Contract owner transactions:
Variable annuity deposits	9,618	—	57,575
Terminations, withdrawals and annuity payments	(239,531)	(9,018)	(535,243)
Transfers between subaccounts, net	315,226	(4,673)	(75,222)
Maintenance charges and mortality adjustments	(5,825)	(1,036)	(17,176)

Increase (decrease) in net assets from contract transactions	79,488	(14,727)	(570,066)

Total increase (decrease) in net assets	75,175	106,743	60,085

Net assets as of December 31, 2024	$1,508,579	$737,519	$3,347,768

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 148

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Telecommunications	Rydex VIF Transportation	Rydex VIF Utilities
Net assets as of December 31, 2022	$468,633	$383,353	$3,426,892

Investment income (loss):
Dividend distributions	3,864	—	43,338
Investment Expenses:
Mortality and expense risk and administrative charges	(6,008)	(5,582)	(31,779)

Net investment income (loss)	(2,144)	(5,582)	11,559

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,098)	(6,640)	(9,131)
Change in unrealized appreciation (depreciation)	29,803	105,840	(251,751)

Net gain (loss) on investments	25,705	99,200	(260,882)

Net increase (decrease) in net assets from operations	23,561	93,618	(249,323)

Contract owner transactions:
Variable annuity deposits	5,735	2,570	275,303
Terminations, withdrawals and annuity payments	(18,314)	(22,439)	(305,924)
Transfers between subaccounts, net	(6,869)	114,144	(956,516)
Maintenance charges and mortality adjustments	(1,963)	(2,265)	(11,791)

Increase (decrease) in net assets from contract transactions	(21,411)	92,010	(998,928)

Total increase (decrease) in net assets	2,150	185,628	(1,248,251)

Net assets as of December 31, 2023	$470,783	$568,981	$2,178,641

Investment income (loss):
Dividend distributions	3,746	1,076	29,297
Investment Expenses:
Mortality and expense risk and administrative charges	(5,317)	(4,715)	(26,393)

Net investment income (loss)	(1,571)	(3,639)	2,904

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	508	(7,257)	53,030
Change in unrealized appreciation (depreciation)	54,018	(7,777)	301,029

Net gain (loss) on investments	54,526	(15,034)	354,059

Net increase (decrease) in net assets from operations	52,955	(18,673)	356,963

Contract owner transactions:
Variable annuity deposits	—	3,295	4,504
Terminations, withdrawals and annuity payments	(43,470)	(76,915)	(199,763)
Transfers between subaccounts, net	(35,400)	(93,286)	35,700
Maintenance charges and mortality adjustments	(1,805)	(2,401)	(9,983)

Increase (decrease) in net assets from contract transactions	(80,675)	(169,307)	(169,542)

Total increase (decrease) in net assets	(27,720)	(187,980)	187,421

Net assets as of December 31, 2024	$443,063	$381,001	$2,366,062

The accompanying notes are an integral part of these financial statements. 149

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Rydex VIF Weakening Dollar 2x Strategy (f)	T. Rowe Price Blue Chip Growth	T. Rowe Price Capital Appreciation
Net assets as of December 31, 2022	$104,450	$1,590,798	$6,763,846

Investment income (loss):
Dividend distributions	84	—	126,377
Investment Expenses:
Mortality and expense risk and administrative charges	(1,092)	(11,539)	(60,940)

Net investment income (loss)	(1,008)	(11,539)	65,437

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	138,298
Realized capital gain (loss) on investments	(3,786)	(17,486)	54,264
Change in unrealized appreciation (depreciation)	5,678	825,926	826,118

Net gain (loss) on investments	1,892	808,440	1,018,680

Net increase (decrease) in net assets from operations	884	796,901	1,084,117

Contract owner transactions:
Variable annuity deposits	7,645	11,273	119,996
Terminations, withdrawals and annuity payments	(31,010)	(145,287)	(674,336)
Transfers between subaccounts, net	283	470,251	(367,474)
Maintenance charges and mortality adjustments	(415)	(2,917)	(14,836)

Increase (decrease) in net assets from contract transactions	(23,497)	333,320	(936,650)

Total increase (decrease) in net assets	(22,613)	1,130,221	147,467

Net assets as of December 31, 2023	$81,837	$2,721,019	$6,911,313

Investment income (loss):
Dividend distributions	4,215	—	123,529
Investment Expenses:
Mortality and expense risk and administrative charges	(809)	(16,054)	(61,223)

Net investment income (loss)	3,406	(16,054)	62,306

Increase (decrease) in net assets from operations:
Capital gain distributions	—	153,608	487,005
Realized capital gain (loss) on investments	(3,272)	157,264	214,223
Change in unrealized appreciation (depreciation)	(10,514)	633,797	(48,461)

Net gain (loss) on investments	(13,786)	944,669	652,767

Net increase (decrease) in net assets from operations	(10,380)	928,615	715,073

Contract owner transactions:
Variable annuity deposits	—	204,409	92,926
Terminations, withdrawals and annuity payments	(18,189)	(494,991)	(947,796)
Transfers between subaccounts, net	631	225,787	(213,966)
Maintenance charges and mortality adjustments	(286)	(3,426)	(14,336)

Increase (decrease) in net assets from contract transactions	(17,844)	(68,221)	(1,083,172)

Total increase (decrease) in net assets	(28,224)	860,394	(368,099)

Net assets as of December 31, 2024	$53,613	$3,581,413	$6,543,214

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 150

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	T. Rowe Price Equity Income	T. Rowe Price Growth Stock	T. Rowe Price Health Sciences
Net assets as of December 31, 2022	$1,084,192	$4,646,088	$11,825,610

Investment income (loss):
Dividend distributions	22,277	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,374)	(47,158)	(85,787)

Net investment income (loss)	17,903	(47,158)	(85,787)

Increase (decrease) in net assets from operations:
Capital gain distributions	51,902	205,099	382,257
Realized capital gain (loss) on investments	(2,881)	52,984	132,758
Change in unrealized appreciation (depreciation)	39,918	1,626,859	(319,379)

Net gain (loss) on investments	88,939	1,884,942	195,636

Net increase (decrease) in net assets from operations	106,842	1,837,784	109,849

Contract owner transactions:
Variable annuity deposits	26,324	125,420	248,032
Terminations, withdrawals and annuity payments	(46,998)	(485,571)	(1,385,247)
Transfers between subaccounts, net	97,439	(302,937)	(449,284)
Maintenance charges and mortality adjustments	(569)	(15,589)	(27,362)

Increase (decrease) in net assets from contract transactions	76,196	(678,677)	(1,613,861)

Total increase (decrease) in net assets	183,038	1,159,107	(1,504,012)

Net assets as of December 31, 2023	$1,267,230	$5,805,195	$10,321,598

Investment income (loss):
Dividend distributions	22,515	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,250)	(57,222)	(84,859)

Net investment income (loss)	17,265	(57,222)	(84,859)

Increase (decrease) in net assets from operations:
Capital gain distributions	94,536	459,933	908,639
Realized capital gain (loss) on investments	838	275,453	184,661
Change in unrealized appreciation (depreciation)	23,493	847,822	(885,328)

Net gain (loss) on investments	118,867	1,583,208	207,972

Net increase (decrease) in net assets from operations	136,132	1,525,986	123,113

Contract owner transactions:
Variable annuity deposits	29,241	89,753	394,070
Terminations, withdrawals and annuity payments	(30,285)	(630,237)	(1,081,821)
Transfers between subaccounts, net	41,155	(87,080)	(28,381)
Maintenance charges and mortality adjustments	(619)	(15,910)	(28,120)

Increase (decrease) in net assets from contract transactions	39,492	(643,474)	(744,252)

Total increase (decrease) in net assets	175,624	882,512	(621,139)

Net assets as of December 31, 2024	$1,442,854	$6,687,707	$9,700,459

The accompanying notes are an integral part of these financial statements. 151

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	T. Rowe Price Limited-Term Bond	T. Rowe Price Retirement 2010	T. Rowe Price Retirement 2015
Net assets as of December 31, 2022	$59,209	$1,516	$143,743

Investment income (loss):
Dividend distributions	2,253	36	3,580
Investment Expenses:
Mortality and expense risk and administrative charges	(598)	(15)	(1,364)

Net investment income (loss)	1,655	21	2,216

Increase (decrease) in net assets from operations:
Capital gain distributions	—	27	4,933
Realized capital gain (loss) on investments	(1,355)	(4)	(889)
Change in unrealized appreciation (depreciation)	4,168	119	11,009

Net gain (loss) on investments	2,813	142	15,053

Net increase (decrease) in net assets from operations	4,468	163	17,269

Contract owner transactions:
Variable annuity deposits	—	—	19,177
Terminations, withdrawals and annuity payments	(20,187)	—	(4,175)
Transfers between subaccounts, net	144,612	—	75
Maintenance charges and mortality adjustments	(170)	(6)	(18)

Increase (decrease) in net assets from contract transactions	124,255	(6)	15,059

Total increase (decrease) in net assets	128,723	157	32,328

Net assets as of December 31, 2023	$187,932	$1,673	$176,071

Investment income (loss):
Dividend distributions	4,320	44	5,111
Investment Expenses:
Mortality and expense risk and administrative charges	(1,127)	(17)	(1,926)

Net investment income (loss)	3,193	27	3,185

Increase (decrease) in net assets from operations:
Capital gain distributions	—	20	2,690
Realized capital gain (loss) on investments	751	(2)	(202)
Change in unrealized appreciation (depreciation)	118	72	9,064

Net gain (loss) on investments	869	90	11,552

Net increase (decrease) in net assets from operations	4,062	117	14,737

Contract owner transactions:
Variable annuity deposits	85,119	—	35,264
Terminations, withdrawals and annuity payments	(12,568)	—	(944)
Transfers between subaccounts, net	(125,292)	—	(31)
Maintenance charges and mortality adjustments	(317)	(5)	(39)

Increase (decrease) in net assets from contract transactions	(53,058)	(5)	34,250

Total increase (decrease) in net assets	(48,996)	112	48,987

Net assets as of December 31, 2024	$138,936	$1,785	$225,058

The accompanying notes are an integral part of these financial statements. 152

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025	T. Rowe Price Retirement 2030
Net assets as of December 31, 2022	$113,727	$59,109	$265,934

Investment income (loss):
Dividend distributions	2,464	1,191	4,662
Investment Expenses:
Mortality and expense risk and administrative charges	(1,076)	(582)	(2,677)

Net investment income (loss)	1,388	609	1,985

Increase (decrease) in net assets from operations:
Capital gain distributions	5,207	2,807	13,164
Realized capital gain (loss) on investments	(539)	(393)	(391)
Change in unrealized appreciation (depreciation)	7,480	4,667	25,819

Net gain (loss) on investments	12,148	7,081	38,592

Net increase (decrease) in net assets from operations	13,536	7,690	40,577

Contract owner transactions:
Variable annuity deposits	1,760	5,264	16,807
Terminations, withdrawals and annuity payments	(1,581)	(3,804)	—
Transfers between subaccounts, net	(3)	—	256
Maintenance charges and mortality adjustments	(510)	(490)	(688)

Increase (decrease) in net assets from contract transactions	(334)	970	16,375

Total increase (decrease) in net assets	13,202	8,660	56,952

Net assets as of December 31, 2023	$126,929	$67,769	$322,886

Investment income (loss):
Dividend distributions	3,029	739	4,658
Investment Expenses:
Mortality and expense risk and administrative charges	(1,220)	(480)	(2,867)

Net investment income (loss)	1,809	259	1,791

Increase (decrease) in net assets from operations:
Capital gain distributions	2,206	588	3,433
Realized capital gain (loss) on investments	(153)	95	2,540
Change in unrealized appreciation (depreciation)	5,865	3,635	22,070

Net gain (loss) on investments	7,918	4,318	28,043

Net increase (decrease) in net assets from operations	9,727	4,577	29,834

Contract owner transactions:
Variable annuity deposits	2,080	3,840	4,834
Terminations, withdrawals and annuity payments	—	(38,937)	(77,799)
Transfers between subaccounts, net	—	(2)	(1,485)
Maintenance charges and mortality adjustments	(411)	(736)	(753)

Increase (decrease) in net assets from contract transactions	1,669	(35,835)	(75,203)

Total increase (decrease) in net assets	11,396	(31,258)	(45,369)

Net assets as of December 31, 2024	$138,325	$36,511	$277,517

The accompanying notes are an integral part of these financial statements. 153

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	T. Rowe Price Retirement 2035	T. Rowe Price Retirement 2040	T. Rowe Price Retirement 2045
Net assets as of December 31, 2022	$58,096	$66,391	$6,525

Investment income (loss):
Dividend distributions	895	1,740	79
Investment Expenses:
Mortality and expense risk and administrative charges	(590)	(1,314)	(68)

Net investment income (loss)	305	426	11

Increase (decrease) in net assets from operations:
Capital gain distributions	2,199	6,763	258
Realized capital gain (loss) on investments	(57)	988	(7)
Change in unrealized appreciation (depreciation)	7,677	15,369	1,054

Net gain (loss) on investments	9,819	23,120	1,305

Net increase (decrease) in net assets from operations	10,124	23,546	1,316

Contract owner transactions:
Variable annuity deposits	6,507	18,959	864
Terminations, withdrawals and annuity payments	—	(22,756)	—
Transfers between subaccounts, net	—	87,982	—
Maintenance charges and mortality adjustments	(267)	(375)	(80)

Increase (decrease) in net assets from contract transactions	6,240	83,810	784

Total increase (decrease) in net assets	16,364	107,356	2,100

Net assets as of December 31, 2023	$74,460	$173,747	$8,625

Investment income (loss):
Dividend distributions	1,171	2,129	104
Investment Expenses:
Mortality and expense risk and administrative charges	(756)	(1,730)	(93)

Net investment income (loss)	415	399	11

Increase (decrease) in net assets from operations:
Capital gain distributions	535	1,383	62
Realized capital gain (loss) on investments	29	3,089	14
Change in unrealized appreciation (depreciation)	6,914	15,756	1,071

Net gain (loss) on investments	7,478	20,228	1,147

Net increase (decrease) in net assets from operations	7,893	20,627	1,158

Contract owner transactions:
Variable annuity deposits	6,580	23,089	1,108
Terminations, withdrawals and annuity payments	—	(23,069)	—
Transfers between subaccounts, net	(8)	(144)	(1)
Maintenance charges and mortality adjustments	(289)	(1,101)	(94)

Increase (decrease) in net assets from contract transactions	6,283	(1,225)	1,013

Total increase (decrease) in net assets	14,176	19,402	2,171

Net assets as of December 31, 2024	$88,636	$193,149	$10,796

The accompanying notes are an integral part of these financial statements. 154

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	T. Rowe Price Retirement 2050	T. Rowe Price Retirement 2055	T. Rowe Price Retirement Balanced
Net assets as of December 31, 2022	$321	$39,075	$139,424

Investment income (loss):
Dividend distributions	6	417	3,324
Investment Expenses:
Mortality and expense risk and administrative charges	(4)	(394)	(1,213)

Net investment income (loss)	2	23	2,111

Increase (decrease) in net assets from operations:
Capital gain distributions	20	1,213	1,585
Realized capital gain (loss) on investments	(2)	70	(3,794)
Change in unrealized appreciation (depreciation)	66	6,358	12,991

Net gain (loss) on investments	84	7,641	10,782

Net increase (decrease) in net assets from operations	86	7,664	12,893

Contract owner transactions:
Variable annuity deposits	250	1,858	1,285
Terminations, withdrawals and annuity payments	—	—	(16,490)
Transfers between subaccounts, net	—	7	(154)
Maintenance charges and mortality adjustments	(8)	(166)	(820)

Increase (decrease) in net assets from contract transactions	242	1,699	(16,179)

Total increase (decrease) in net assets	328	9,363	(3,286)

Net assets as of December 31, 2023	$649	$48,438	$136,138

Investment income (loss):
Dividend distributions	9	476	2,259
Investment Expenses:
Mortality and expense risk and administrative charges	(7)	(485)	(855)

Net investment income (loss)	2	(9)	1,404

Increase (decrease) in net assets from operations:
Capital gain distributions	6	262	576
Realized capital gain (loss) on investments	1	127	(9,634)
Change in unrealized appreciation (depreciation)	85	5,815	13,527

Net gain (loss) on investments	92	6,204	4,469

Net increase (decrease) in net assets from operations	94	6,195	5,873

Contract owner transactions:
Variable annuity deposits	278	1,059	700
Terminations, withdrawals and annuity payments	—	—	(62,868)
Transfers between subaccounts, net	—	1	(181)
Maintenance charges and mortality adjustments	(10)	(182)	(1,817)

Increase (decrease) in net assets from contract transactions	268	878	(64,166)

Total increase (decrease) in net assets	362	7,073	(58,293)

Net assets as of December 31, 2024	$1,011	$55,511	$77,845

The accompanying notes are an integral part of these financial statements. 155

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund
Net assets as of December 31, 2022	$5,591,175	$3,876,550	$757,221

Investment income (loss):
Dividend distributions	120,953	113,191	—
Investment Expenses:
Mortality and expense risk and administrative charges	(66,074)	(48,006)	(4,957)

Net investment income (loss)	54,879	65,185	(4,957)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,388	—	—
Realized capital gain (loss) on investments	(589,678)	51,350	(38,929)
Change in unrealized appreciation (depreciation)	975,363	522,977	49,900

Net gain (loss) on investments	390,073	574,327	10,971

Net increase (decrease) in net assets from operations	444,952	639,512	6,014

Contract owner transactions:
Variable annuity deposits	116,738	197,049	33,528
Terminations, withdrawals and annuity payments	(713,348)	(558,644)	(48,550)
Transfers between subaccounts, net	63,877	(453,562)	18,793
Maintenance charges and mortality adjustments	(30,959)	(20,309)	(1,746)

Increase (decrease) in net assets from contract transactions	(563,692)	(835,466)	2,025

Total increase (decrease) in net assets	(118,740)	(195,954)	8,039

Net assets as of December 31, 2023	$5,472,435	$3,680,596	$765,260

Investment income (loss):
Dividend distributions	201,375	81,015	—
Investment Expenses:
Mortality and expense risk and administrative charges	(56,845)	(45,214)	(4,554)

Net investment income (loss)	144,530	35,801	(4,554)

Increase (decrease) in net assets from operations:
Capital gain distributions	38,701	—	—
Realized capital gain (loss) on investments	(258,258)	79,142	(13,997)
Change in unrealized appreciation (depreciation)	385,532	(184,168)	(79,399)

Net gain (loss) on investments	165,975	(105,026)	(93,396)

Net increase (decrease) in net assets from operations	310,505	(69,225)	(97,950)

Contract owner transactions:
Variable annuity deposits	71,173	3,311	55,736
Terminations, withdrawals and annuity payments	(776,903)	(533,641)	(73,323)
Transfers between subaccounts, net	(169,256)	97,480	108,032
Maintenance charges and mortality adjustments	(23,861)	(18,807)	(2,018)

Increase (decrease) in net assets from contract transactions	(898,847)	(451,657)	88,427

Total increase (decrease) in net assets	(588,342)	(520,882)	(9,523)

Net assets as of December 31, 2024	$4,884,093	$3,159,714	$755,737

The accompanying notes are an integral part of these financial statements. 156

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Templeton Growth VIP Fund	Third Avenue Value	TOPS® Aggressive Growth ETF
Net assets as of December 31, 2022	$3,545	$600,789	$—

Investment income (loss):
Dividend distributions	129	1,505	287
Investment Expenses:
Mortality and expense risk and administrative charges	(49)	(1,729)	(34)

Net investment income (loss)	80	(224)	253

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,188	165
Realized capital gain (loss) on investments	(15)	75,746	(4)
Change in unrealized appreciation (depreciation)	625	(3,374)	1,789

Net gain (loss) on investments	610	76,560	1,950

Net increase (decrease) in net assets from operations	690	76,336	2,203

Contract owner transactions:
Variable annuity deposits	—	470	—
Terminations, withdrawals and annuity payments	—	(64,798)	(148)
Transfers between subaccounts, net	—	(536,150)	40,895
Maintenance charges and mortality adjustments	(8)	(222)	(32)

Increase (decrease) in net assets from contract transactions	(8)	(600,700)	40,715

Total increase (decrease) in net assets	682	(524,364)	42,918

Net assets as of December 31, 2023	$4,227	$76,425	$42,918

Investment income (loss):
Dividend distributions	42	4,708	565
Investment Expenses:
Mortality and expense risk and administrative charges	(33)	(1,199)	(151)

Net investment income (loss)	9	3,509	414

Increase (decrease) in net assets from operations:
Capital gain distributions	14	14,397	470
Realized capital gain (loss) on investments	(661)	383	51
Change in unrealized appreciation (depreciation)	670	(32,479)	5,628

Net gain (loss) on investments	23	(17,699)	6,149

Net increase (decrease) in net assets from operations	32	(14,190)	6,563

Contract owner transactions:
Variable annuity deposits	—	33,685	—
Terminations, withdrawals and annuity payments	(4,262)	(4,002)	(338)
Transfers between subaccounts, net	8	109,652	13,665
Maintenance charges and mortality adjustments	(5)	(319)	(121)

Increase (decrease) in net assets from contract transactions	(4,259)	139,016	13,206

Total increase (decrease) in net assets	(4,227)	124,826	19,769

Net assets as of December 31, 2024	$—	$201,251	$62,687

The accompanying notes are an integral part of these financial statements. 157

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	TOPS® Balanced ETF	TOPS® Conservative ETF	TOPS® Growth ETF
Net assets as of December 31, 2022	$573,171	$655,829	$259,673

Investment income (loss):
Dividend distributions	14,205	13,791	3,679
Investment Expenses:
Mortality and expense risk and administrative charges	(2,043)	(1,815)	(870)

Net investment income (loss)	12,162	11,976	2,809

Increase (decrease) in net assets from operations:
Capital gain distributions	11,620	18,958	3,517
Realized capital gain (loss) on investments	(1,659)	(1,003)	(102)
Change in unrealized appreciation (depreciation)	61,707	30,848	46,833

Net gain (loss) on investments	71,668	48,803	50,248

Net increase (decrease) in net assets from operations	83,830	60,779	53,057

Contract owner transactions:
Variable annuity deposits	383,138	98,770	87,522
Terminations, withdrawals and annuity payments	(68,919)	(26,890)	(2,744)
Transfers between subaccounts, net	3,384	—	(473)
Maintenance charges and mortality adjustments	(1,593)	(2,169)	(697)

Increase (decrease) in net assets from contract transactions	316,010	69,711	83,608

Total increase (decrease) in net assets	399,840	130,490	136,665

Net assets as of December 31, 2023	$973,011	$786,319	$396,338

Investment income (loss):
Dividend distributions	16,467	21,944	4,243
Investment Expenses:
Mortality and expense risk and administrative charges	(2,459)	(2,493)	(1,060)

Net investment income (loss)	14,008	19,451	3,183

Increase (decrease) in net assets from operations:
Capital gain distributions	4,212	7,281	737
Realized capital gain (loss) on investments	4,526	514	612
Change in unrealized appreciation (depreciation)	37,228	25,146	35,784

Net gain (loss) on investments	45,966	32,941	37,133

Net increase (decrease) in net assets from operations	59,974	52,392	40,316

Contract owner transactions:
Variable annuity deposits	—	237,454	—
Terminations, withdrawals and annuity payments	(71,377)	(31,564)	(3,533)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(1,953)	(2,724)	(848)

Increase (decrease) in net assets from contract transactions	(73,330)	203,166	(4,381)

Total increase (decrease) in net assets	(13,356)	255,558	35,935

Net assets as of December 31, 2024	$959,655	$1,041,877	$432,273

The accompanying notes are an integral part of these financial statements. 158

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	TOPS® Moderate Growth ETF	VanEck VIP Global Gold	VanEck VIP Global Resources
Net assets as of December 31, 2022	$645,671	$185,133	$504,114

Investment income (loss):
Dividend distributions	9,302	—	12,351
Investment Expenses:
Mortality and expense risk and administrative charges	(1,688)	(2,023)	(1,739)

Net investment income (loss)	7,614	(2,023)	10,612

Increase (decrease) in net assets from operations:
Capital gain distributions	7,894	—	—
Realized capital gain (loss) on investments	618	(12,871)	1,163
Change in unrealized appreciation (depreciation)	66,822	36,618	(32,533)

Net gain (loss) on investments	75,334	23,747	(31,370)

Net increase (decrease) in net assets from operations	82,948	21,724	(20,758)

Contract owner transactions:
Variable annuity deposits	68,520	80,410	12,858
Terminations, withdrawals and annuity payments	(6,207)	(16,380)	(3,053)
Transfers between subaccounts, net	—	86,654	25,372
Maintenance charges and mortality adjustments	(405)	(558)	(236)

Increase (decrease) in net assets from contract transactions	61,908	150,126	34,941

Total increase (decrease) in net assets	144,856	171,850	14,183

Net assets as of December 31, 2023	$790,527	$356,983	$518,297

Investment income (loss):
Dividend distributions	20,590	32,261	14,624
Investment Expenses:
Mortality and expense risk and administrative charges	(2,678)	(3,329)	(1,911)

Net investment income (loss)	17,912	28,932	12,713

Increase (decrease) in net assets from operations:
Capital gain distributions	18,062	—	—
Realized capital gain (loss) on investments	1,621	13,026	(3,974)
Change in unrealized appreciation (depreciation)	34,498	(59,281)	(26,616)

Net gain (loss) on investments	54,181	(46,255)	(30,590)

Net increase (decrease) in net assets from operations	72,093	(17,323)	(17,877)

Contract owner transactions:
Variable annuity deposits	578,480	896,041	—
Terminations, withdrawals and annuity payments	(8,658)	(31,479)	(7,807)
Transfers between subaccounts, net	(701)	(146,762)	74,977
Maintenance charges and mortality adjustments	(961)	(597)	(141)

Increase (decrease) in net assets from contract transactions	568,160	717,203	67,029

Total increase (decrease) in net assets	640,253	699,880	49,152

Net assets as of December 31, 2024	$1,430,780	$1,056,863	$567,449

The accompanying notes are an integral part of these financial statements. 159

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF Balanced	Vanguard® VIF Capital Growth	Vanguard® VIF Conservative Allocation
Net assets as of December 31, 2022	$2,320,159	$1,233,196	$6,273,187

Investment income (loss):
Dividend distributions	49,358	14,707	115,624
Investment Expenses:
Mortality and expense risk and administrative charges	(12,571)	(7,638)	(51,274)

Net investment income (loss)	36,787	7,069	64,350

Increase (decrease) in net assets from operations:
Capital gain distributions	95,652	70,856	149,652
Realized capital gain (loss) on investments	(15,032)	19,682	(248,196)
Change in unrealized appreciation (depreciation)	298,518	227,514	706,645

Net gain (loss) on investments	379,138	318,052	608,101

Net increase (decrease) in net assets from operations	415,925	325,121	672,451

Contract owner transactions:
Variable annuity deposits	992,109	58,282	329,293
Terminations, withdrawals and annuity payments	(95,534)	(280,352)	(829,994)
Transfers between subaccounts, net	192,570	1,324	(150,995)
Maintenance charges and mortality adjustments	(4,185)	(1,643)	(8,456)

Increase (decrease) in net assets from contract transactions	1,084,960	(222,389)	(660,152)

Total increase (decrease) in net assets	1,500,885	102,732	12,299

Net assets as of December 31, 2023	$3,821,044	$1,335,928	$6,285,486

Investment income (loss):
Dividend distributions	93,798	27,456	193,502
Investment Expenses:
Mortality and expense risk and administrative charges	(18,447)	(10,264)	(55,176)

Net investment income (loss)	75,351	17,192	138,326

Increase (decrease) in net assets from operations:
Capital gain distributions	202,867	50,185	164,014
Realized capital gain (loss) on investments	9,895	44,121	(27,928)
Change in unrealized appreciation (depreciation)	399,485	173,113	232,258

Net gain (loss) on investments	612,247	267,419	368,344

Net increase (decrease) in net assets from operations	687,598	284,611	506,670

Contract owner transactions:
Variable annuity deposits	555,261	994,463	1,383,809
Terminations, withdrawals and annuity payments	(915,363)	(80,412)	(727,677)
Transfers between subaccounts, net	2,207,486	(234,463)	677,056
Maintenance charges and mortality adjustments	(4,803)	(1,290)	(8,029)

Increase (decrease) in net assets from contract transactions	1,842,581	678,298	1,325,159

Total increase (decrease) in net assets	2,530,179	962,909	1,831,829

Net assets as of December 31, 2024	$6,351,223	$2,298,837	$8,117,315

The accompanying notes are an integral part of these financial statements. 160

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF Diversified Value	Vanguard® VIF Equity Income	Vanguard® VIF Equity Index
Net assets as of December 31, 2022	$1,350,005	$2,888,853	$6,333,751

Investment income (loss):
Dividend distributions	19,967	87,978	119,189
Investment Expenses:
Mortality and expense risk and administrative charges	(6,055)	(10,663)	(27,526)

Net investment income (loss)	13,912	77,315	91,663

Increase (decrease) in net assets from operations:
Capital gain distributions	75,898	172,004	263,976
Realized capital gain (loss) on investments	(6,106)	(39,850)	7,199
Change in unrealized appreciation (depreciation)	195,187	32,037	1,733,568

Net gain (loss) on investments	264,979	164,191	2,004,743

Net increase (decrease) in net assets from operations	278,891	241,506	2,096,406

Contract owner transactions:
Variable annuity deposits	65,385	742,151	840,094
Terminations, withdrawals and annuity payments	(97,500)	(170,210)	(218,097)
Transfers between subaccounts, net	173,306	(257,312)	2,903,980
Maintenance charges and mortality adjustments	(1,051)	(2,888)	(6,913)

Increase (decrease) in net assets from contract transactions	140,140	311,741	3,519,064

Total increase (decrease) in net assets	419,031	553,247	5,615,470

Net assets as of December 31, 2023	$1,769,036	$3,442,100	$11,949,221

Investment income (loss):
Dividend distributions	32,738	106,383	146,165
Investment Expenses:
Mortality and expense risk and administrative charges	(8,753)	(13,125)	(34,249)

Net investment income (loss)	23,985	93,258	111,916

Increase (decrease) in net assets from operations:
Capital gain distributions	118,329	224,262	417,877
Realized capital gain (loss) on investments	31,793	39,029	502,025
Change in unrealized appreciation (depreciation)	108,501	165,502	1,487,709

Net gain (loss) on investments	258,623	428,793	2,407,611

Net increase (decrease) in net assets from operations	282,608	522,051	2,519,527

Contract owner transactions:
Variable annuity deposits	574,344	135,106	713,582
Terminations, withdrawals and annuity payments	(360,152)	(212,390)	(2,452,466)
Transfers between subaccounts, net	207,890	(269,796)	(344,565)
Maintenance charges and mortality adjustments	(1,290)	(2,712)	(6,347)

Increase (decrease) in net assets from contract transactions	420,792	(349,792)	(2,089,796)

Total increase (decrease) in net assets	703,400	172,259	429,731

Net assets as of December 31, 2024	$2,472,436	$3,614,359	$12,378,952

The accompanying notes are an integral part of these financial statements. 161

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF Global Bond Index	Vanguard® VIF Growth	Vanguard® VIF High Yield Bond
Net assets as of December 31, 2022	$1,190,887	$1,659,794	$1,268,891

Investment income (loss):
Dividend distributions	21,866	5,225	70,044
Investment Expenses:
Mortality and expense risk and administrative charges	(2,896)	(7,100)	(4,231)

Net investment income (loss)	18,970	(1,875)	65,813

Increase (decrease) in net assets from operations:
Capital gain distributions	1,905	—	—
Realized capital gain (loss) on investments	(17,855)	(39,527)	(30,157)
Change in unrealized appreciation (depreciation)	69,345	766,597	96,291

Net gain (loss) on investments	53,395	727,070	66,134

Net increase (decrease) in net assets from operations	72,365	725,195	131,947

Contract owner transactions:
Variable annuity deposits	74,720	271,970	243,658
Terminations, withdrawals and annuity payments	(12,241)	(71,348)	(201,380)
Transfers between subaccounts, net	(109,266)	96,229	(138,815)
Maintenance charges and mortality adjustments	(767)	(2,125)	(1,578)

Increase (decrease) in net assets from contract transactions	(47,554)	294,726	(98,115)

Total increase (decrease) in net assets	24,811	1,019,921	33,832

Net assets as of December 31, 2023	$1,215,698	$2,679,715	$1,302,723

Investment income (loss):
Dividend distributions	75,201	9,131	99,929
Investment Expenses:
Mortality and expense risk and administrative charges	(6,664)	(10,345)	(4,776)

Net investment income (loss)	68,537	(1,214)	95,153

Increase (decrease) in net assets from operations:
Capital gain distributions	2,799	—	—
Realized capital gain (loss) on investments	(1,870)	11,158	(9,320)
Change in unrealized appreciation (depreciation)	342	894,149	15,295

Net gain (loss) on investments	1,271	905,307	5,975

Net increase (decrease) in net assets from operations	69,808	904,093	101,128

Contract owner transactions:
Variable annuity deposits	1,670,781	172,328	596,454
Terminations, withdrawals and annuity payments	(37,461)	(86,655)	(74,196)
Transfers between subaccounts, net	3,621	30,802	(147,599)
Maintenance charges and mortality adjustments	(776)	(2,251)	(994)

Increase (decrease) in net assets from contract transactions	1,636,165	114,224	373,665

Total increase (decrease) in net assets	1,705,973	1,018,317	474,793

Net assets as of December 31, 2024	$2,921,671	$3,698,032	$1,777,516

The accompanying notes are an integral part of these financial statements. 162

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF International	Vanguard® VIF Mid-Cap Index	Vanguard® VIF Moderate Allocation
Net assets as of December 31, 2022	$4,066,260	$4,677,611	$8,956,922

Investment income (loss):
Dividend distributions	71,709	67,673	200,913
Investment Expenses:
Mortality and expense risk and administrative charges	(12,331)	(30,976)	(43,644)

Net investment income (loss)	59,378	36,697	157,269

Increase (decrease) in net assets from operations:
Capital gain distributions	154,626	84,924	320,226
Realized capital gain (loss) on investments	(211,144)	(12,246)	(84,397)
Change in unrealized appreciation (depreciation)	580,018	600,466	1,143,945

Net gain (loss) on investments	523,500	673,144	1,379,774

Net increase (decrease) in net assets from operations	582,878	709,841	1,537,043

Contract owner transactions:
Variable annuity deposits	405,463	805,560	4,397,548
Terminations, withdrawals and annuity payments	(445,645)	(942,246)	(945,242)
Transfers between subaccounts, net	269,332	49,013	(621,963)
Maintenance charges and mortality adjustments	(3,961)	(5,311)	(16,694)

Increase (decrease) in net assets from contract transactions	225,189	(92,984)	2,813,649

Total increase (decrease) in net assets	808,067	616,857	4,350,692

Net assets as of December 31, 2023	$4,874,327	$5,294,468	$13,307,614

Investment income (loss):
Dividend distributions	56,916	76,811	351,748
Investment Expenses:
Mortality and expense risk and administrative charges	(12,924)	(34,578)	(56,160)

Net investment income (loss)	43,992	42,233	295,588

Increase (decrease) in net assets from operations:
Capital gain distributions	150,666	64,015	286,010
Realized capital gain (loss) on investments	(271,683)	62,852	83,293
Change in unrealized appreciation (depreciation)	453,972	601,776	754,592

Net gain (loss) on investments	332,955	728,643	1,123,895

Net increase (decrease) in net assets from operations	376,947	770,876	1,419,483

Contract owner transactions:
Variable annuity deposits	280,723	618,230	1,392,387
Terminations, withdrawals and annuity payments	(430,297)	(363,588)	(843,197)
Transfers between subaccounts, net	(226,957)	(308,489)	(131,852)
Maintenance charges and mortality adjustments	(3,490)	(4,998)	(17,759)

Increase (decrease) in net assets from contract transactions	(380,021)	(58,845)	399,579

Total increase (decrease) in net assets	(3,074)	712,031	1,819,062

Net assets as of December 31, 2024	$4,871,253	$6,006,499	$15,126,676

The accompanying notes are an integral part of these financial statements. 163

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF Real Estate Index	Vanguard® VIF Short Term Investment Grade	Vanguard® VIF Small Company Growth (f)
Net assets as of December 31, 2022	$1,927,120	$7,236,472	$224,335

Investment income (loss):
Dividend distributions	48,855	169,720	863
Investment Expenses:
Mortality and expense risk and administrative charges	(6,123)	(23,304)	(541)

Net investment income (loss)	42,732	146,416	322

Increase (decrease) in net assets from operations:
Capital gain distributions	92,167	—	—
Realized capital gain (loss) on investments	(115,882)	(50,182)	(8,271)
Change in unrealized appreciation (depreciation)	206,153	373,024	48,842

Net gain (loss) on investments	182,438	322,842	40,571

Net increase (decrease) in net assets from operations	225,170	469,258	40,893

Contract owner transactions:
Variable annuity deposits	515,157	1,421,338	—
Terminations, withdrawals and annuity payments	(271,599)	(492,484)	(15,157)
Transfers between subaccounts, net	(300,730)	100,316	(19,124)
Maintenance charges and mortality adjustments	(1,644)	(6,236)	(299)

Increase (decrease) in net assets from contract transactions	(58,816)	1,022,934	(34,580)

Total increase (decrease) in net assets	166,354	1,492,192	6,313

Net assets as of December 31, 2023	$2,093,474	$8,728,664	$230,648

Investment income (loss):
Dividend distributions	69,301	284,249	970
Investment Expenses:
Mortality and expense risk and administrative charges	(6,907)	(26,550)	(487)

Net investment income (loss)	62,394	257,699	483

Increase (decrease) in net assets from operations:
Capital gain distributions	58,463	—	—
Realized capital gain (loss) on investments	(19,514)	(18,008)	(5,313)
Change in unrealized appreciation (depreciation)	19,153	211,297	26,079

Net gain (loss) on investments	58,102	193,289	20,766

Net increase (decrease) in net assets from operations	120,496	450,988	21,249

Contract owner transactions:
Variable annuity deposits	420,272	3,129,248	—
Terminations, withdrawals and annuity payments	(118,559)	(1,306,434)	(4,636)
Transfers between subaccounts, net	(41,074)	(445,000)	(58,732)
Maintenance charges and mortality adjustments	(1,795)	(6,415)	(234)

Increase (decrease) in net assets from contract transactions	258,844	1,371,399	(63,602)

Total increase (decrease) in net assets	379,340	1,822,387	(42,353)

Net assets as of December 31, 2024	$2,472,814	$10,551,051	$188,295

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 164

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Vanguard® VIF Total Bond Market Index	Vanguard® VIF Total International Stock Market Index	Vanguard® VIF Total Stock Market Index
Net assets as of December 31, 2022	$11,168,900	$7,620,471	$16,532,901

Investment income (loss):
Dividend distributions	313,369	250,562	204,925
Investment Expenses:
Mortality and expense risk and administrative charges	(46,029)	(24,218)	(57,089)

Net investment income (loss)	267,340	226,344	147,836

Increase (decrease) in net assets from operations:
Capital gain distributions	—	104,923	998,750
Realized capital gain (loss) on investments	(166,006)	(75,418)	(175,939)
Change in unrealized appreciation (depreciation)	659,830	1,040,051	3,523,165

Net gain (loss) on investments	493,824	1,069,556	4,345,976

Net increase (decrease) in net assets from operations	761,164	1,295,900	4,493,812

Contract owner transactions:
Variable annuity deposits	4,968,756	1,749,409	3,319,156
Terminations, withdrawals and annuity payments	(1,510,218)	(540,956)	(1,623,011)
Transfers between subaccounts, net	2,272,341	829,176	333,735
Maintenance charges and mortality adjustments	(10,186)	(4,152)	(10,708)

Increase (decrease) in net assets from contract transactions	5,720,693	2,033,477	2,019,172

Total increase (decrease) in net assets	6,481,857	3,329,377	6,512,984

Net assets as of December 31, 2023	$17,650,757	$10,949,848	$23,045,885

Investment income (loss):
Dividend distributions	504,542	349,888	353,107
Investment Expenses:
Mortality and expense risk and administrative charges	(59,435)	(32,012)	(98,786)

Net investment income (loss)	445,107	317,876	254,321

Increase (decrease) in net assets from operations:
Capital gain distributions	—	59,387	1,935,868
Realized capital gain (loss) on investments	(196,836)	29,325	270,439
Change in unrealized appreciation (depreciation)	(39,329)	143,602	3,908,429

Net gain (loss) on investments	(236,165)	232,314	6,114,736

Net increase (decrease) in net assets from operations	208,942	550,190	6,369,057

Contract owner transactions:
Variable annuity deposits	4,951,632	2,331,011	9,782,955
Terminations, withdrawals and annuity payments	(2,197,547)	(1,294,694)	(1,886,980)
Transfers between subaccounts, net	416,642	(3,148)	1,129,896
Maintenance charges and mortality adjustments	(11,105)	(4,561)	(14,335)

Increase (decrease) in net assets from contract transactions	3,159,622	1,028,608	9,011,536

Total increase (decrease) in net assets	3,368,564	1,578,798	15,380,593

Net assets as of December 31, 2024	$21,019,321	$12,528,646	$38,426,478

The accompanying notes are an integral part of these financial statements. 165

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Victory RS Partners (f)	Victory RS Science and Technology	Victory RS Value
Net assets as of December 31, 2022	$453,894	$564,416	$1,784,105

Investment income (loss):
Dividend distributions	4,041	—	11,065
Investment Expenses:
Mortality and expense risk and administrative charges	(4,203)	(5,858)	(15,673)

Net investment income (loss)	(162)	(5,858)	(4,608)

Increase (decrease) in net assets from operations:
Capital gain distributions	22,033	—	96,639
Realized capital gain (loss) on investments	(3,884)	(21,628)	(12,541)
Change in unrealized appreciation (depreciation)	45,774	204,147	31,207

Net gain (loss) on investments	63,923	182,519	115,305

Net increase (decrease) in net assets from operations	63,761	176,661	110,697

Contract owner transactions:
Variable annuity deposits	1,411	17,895	31,588
Terminations, withdrawals and annuity payments	(31,974)	(20,618)	(157,200)
Transfers between subaccounts, net	(3,519)	(25,590)	(10,617)
Maintenance charges and mortality adjustments	(1,148)	(1,157)	(5,950)

Increase (decrease) in net assets from contract transactions	(35,230)	(29,470)	(142,179)

Total increase (decrease) in net assets	28,531	147,191	(31,482)

Net assets as of December 31, 2023	$482,425	$711,607	$1,752,623

Investment income (loss):
Dividend distributions	2,378	—	7,388
Investment Expenses:
Mortality and expense risk and administrative charges	(4,566)	(7,053)	(16,580)

Net investment income (loss)	(2,188)	(7,053)	(9,192)

Increase (decrease) in net assets from operations:
Capital gain distributions	26,139	—	155,479
Realized capital gain (loss) on investments	338	(5,448)	2,737
Change in unrealized appreciation (depreciation)	40,899	227,747	48,170

Net gain (loss) on investments	67,376	222,299	206,386

Net increase (decrease) in net assets from operations	65,188	215,246	197,194

Contract owner transactions:
Variable annuity deposits	1,411	19,612	27,271
Terminations, withdrawals and annuity payments	(26,262)	(92,168)	(207,744)
Transfers between subaccounts, net	(3,922)	543	28,395
Maintenance charges and mortality adjustments	(1,163)	(1,114)	(5,965)

Increase (decrease) in net assets from contract transactions	(29,936)	(73,127)	(158,043)

Total increase (decrease) in net assets	35,252	142,119	39,151

Net assets as of December 31, 2024	$517,677	$853,726	$1,791,774

(f)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements. 166

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Virtus Ceredex Mid Cap Value Equity	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Small-Cap Growth Series
Net assets as of December 31, 2022	$246,998	$307,220	$799,947

Investment income (loss):
Dividend distributions	1,368	7,055	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,680)	(1,717)	(11,823)

Net investment income (loss)	(312)	5,338	(11,823)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,389	104,520
Realized capital gain (loss) on investments	(18,340)	(1,903)	(83,060)
Change in unrealized appreciation (depreciation)	32,107	23,271	221,135

Net gain (loss) on investments	13,767	24,757	242,595

Net increase (decrease) in net assets from operations	13,455	30,095	230,772

Contract owner transactions:
Variable annuity deposits	6,643	9,107	5,530
Terminations, withdrawals and annuity payments	(9,830)	(3,742)	(295,494)
Transfers between subaccounts, net	(105,040)	6,590	827,949
Maintenance charges and mortality adjustments	(809)	(152)	(1,949)

Increase (decrease) in net assets from contract transactions	(109,036)	11,803	536,036

Total increase (decrease) in net assets	(95,581)	41,898	766,808

Net assets as of December 31, 2023	$151,417	$349,118	$1,566,755

Investment income (loss):
Dividend distributions	1,176	7,664	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,368)	(2,042)	(13,969)

Net investment income (loss)	(192)	5,622	(13,969)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,482	4,868	112,915
Realized capital gain (loss) on investments	(18)	386	(21,941)
Change in unrealized appreciation (depreciation)	3,350	21,766	38,697

Net gain (loss) on investments	12,814	27,020	129,671

Net increase (decrease) in net assets from operations	12,622	32,642	115,702

Contract owner transactions:
Variable annuity deposits	3,945	11,612	2,943
Terminations, withdrawals and annuity payments	(22,777)	(6,031)	(232,526)
Transfers between subaccounts, net	(32)	77,370	(55,575)
Maintenance charges and mortality adjustments	(640)	(186)	(1,519)

Increase (decrease) in net assets from contract transactions	(19,504)	82,765	(286,677)

Total increase (decrease) in net assets	(6,882)	115,407	(170,975)

Net assets as of December 31, 2024	$144,535	$464,525	$1,395,780

The accompanying notes are an integral part of these financial statements. 167

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series	Virtus Tactical Allocation Series (c)
Net assets as of December 31, 2022	$122,810	$349,964	$152,779

Investment income (loss):
Dividend distributions	6,499	346	3,045
Investment Expenses:
Mortality and expense risk and administrative charges	(739)	(905)	(1,881)

Net investment income (loss)	5,760	(559)	1,164

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	17,856
Realized capital gain (loss) on investments	(83)	5,473	(23,902)
Change in unrealized appreciation (depreciation)	4,811	51,320	51,193

Net gain (loss) on investments	4,728	56,793	45,147

Net increase (decrease) in net assets from operations	10,488	56,234	46,311

Contract owner transactions:
Variable annuity deposits	10,610	88,651	200,055
Terminations, withdrawals and annuity payments	—	(113,614)	(8,488)
Transfers between subaccounts, net	(26)	(28,825)	(106,420)
Maintenance charges and mortality adjustments	(295)	(468)	(545)

Increase (decrease) in net assets from contract transactions	10,289	(54,256)	84,602

Total increase (decrease) in net assets	20,777	1,978	130,913

Net assets as of December 31, 2023	$143,587	$351,942	$283,692

Investment income (loss):
Dividend distributions	17,723	690	6,346
Investment Expenses:
Mortality and expense risk and administrative charges	(1,077)	(919)	(1,412)

Net investment income (loss)	16,646	(229)	4,934

Increase (decrease) in net assets from operations:
Capital gain distributions	—	593	28,803
Realized capital gain (loss) on investments	(298)	101	(6,546)
Change in unrealized appreciation (depreciation)	(235)	(20,900)	11,348

Net gain (loss) on investments	(533)	(20,206)	33,605

Net increase (decrease) in net assets from operations	16,113	(20,435)	38,539

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(8,785)	(6,971)	(46,504)
Transfers between subaccounts, net	170,583	7,525	11,026
Maintenance charges and mortality adjustments	(597)	(410)	(138)

Increase (decrease) in net assets from contract transactions	161,201	144	(35,616)

Total increase (decrease) in net assets	177,314	(20,291)	2,923

Net assets as of December 31, 2024	$320,901	$331,651	$286,615

(c)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements. 168

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Voya MidCap Opportunities Portfolio	VY CBRE Global Real Estate Portfolio	VY CBRE Real Estate Portfolio
Net assets as of December 31, 2022	$185,880	$145,663	$—

Investment income (loss):
Dividend distributions	—	2,198	—
Investment Expenses:
Mortality and expense risk and administrative charges	(718)	(374)	(52)

Net investment income (loss)	(718)	1,824	(52)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,463	—
Realized capital gain (loss) on investments	(2,822)	(1,506)	(1,635)
Change in unrealized appreciation (depreciation)	45,860	17,105	—

Net gain (loss) on investments	43,038	17,062	(1,635)

Net increase (decrease) in net assets from operations	42,320	18,886	(1,687)

Contract owner transactions:
Variable annuity deposits	—	—	2,708
Terminations, withdrawals and annuity payments	(2,165)	(709)	—
Transfers between subaccounts, net	—	11,604	(1,013)
Maintenance charges and mortality adjustments	(284)	(9)	(8)

Increase (decrease) in net assets from contract transactions	(2,449)	10,886	1,687

Total increase (decrease) in net assets	39,871	29,772	—

Net assets as of December 31, 2023	$225,751	$175,435	$—

Investment income (loss):
Dividend distributions	—	6,976	762
Investment Expenses:
Mortality and expense risk and administrative charges	(812)	(554)	(162)

Net investment income (loss)	(812)	6,422	600

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(22,788)	(597)	2,362
Change in unrealized appreciation (depreciation)	53,519	(3,391)	—

Net gain (loss) on investments	30,731	(3,988)	2,362

Net increase (decrease) in net assets from operations	29,919	2,434	2,962

Contract owner transactions:
Variable annuity deposits	—	83,227	—
Terminations, withdrawals and annuity payments	(12,371)	(2,834)	(151)
Transfers between subaccounts, net	(24,759)	3	(2,785)
Maintenance charges and mortality adjustments	(262)	(3)	(26)

Increase (decrease) in net assets from contract transactions	(37,392)	80,393	(2,962)

Total increase (decrease) in net assets	(7,473)	82,827	—

Net assets as of December 31, 2024	$218,278	$258,262	$—

The accompanying notes are an integral part of these financial statements. 169

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2022	$1,257,437

Investment income (loss):
Dividend distributions	64,199
Investment Expenses:
Mortality and expense risk and administrative charges	(10,543)

Net investment income (loss)	53,656

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	(48,148)
Change in unrealized appreciation (depreciation)	101,279

Net gain (loss) on investments	53,131

Net increase (decrease) in net assets from operations	106,787

Contract owner transactions:
Variable annuity deposits	116,883
Terminations, withdrawals and annuity payments	(161,725)
Transfers between subaccounts, net	(30,379)
Maintenance charges and mortality adjustments	(4,169)

Increase (decrease) in net assets from contract transactions	(79,390)

Total increase (decrease) in net assets	27,397

Net assets as of December 31, 2023	$1,284,834

Investment income (loss):
Dividend distributions	61,329
Investment Expenses:
Mortality and expense risk and administrative charges	(8,956)

Net investment income (loss)	52,373

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	(50,734)
Change in unrealized appreciation (depreciation)	62,616

Net gain (loss) on investments	11,882

Net increase (decrease) in net assets from operations	64,255

Contract owner transactions:
Variable annuity deposits	4,707
Terminations, withdrawals and annuity payments	(123,173)
Transfers between subaccounts, net	(196,720)
Maintenance charges and mortality adjustments	(3,314)

Increase (decrease) in net assets from contract transactions	(318,500)

Total increase (decrease) in net assets	(254,245)

Net assets as of December 31, 2024	$1,030,589

The accompanying notes are an integral part of these financial statements. 170

SBL Variable Annuity Account XIV

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XIV (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvanceDesigns, AdvisorDesigns, EliteDesigns, EliteDesigns II, Security Benefit Advisor, SecureDesigns, and Valuebuilder are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Relative Value Portfolio	B	AllianceBernstein LP	—
AB VPS Sustainable Global Thematic Growth	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	Class S	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class I-2	Fred Alger Management, LLC	—
Allspring Growth	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring International Equity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Large Cap Core	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Small Company Value	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring VT Discovery All Cap Growth Fund	2	Allspring Funds Management LLC	—
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Century Diversified Bond	A	American Century Investment Management, Inc	—
American Century Equity Income	A	American Century Investment Management, Inc	—
American Century Heritage	A	American Century Investment Management, Inc	—
American Century International Bond	A	American Century Investment Management, Inc	—
American Century International Growth	A	American Century Investment Management, Inc	—
American Century Select	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc	—
American Century Ultra®	A	American Century Investment Management, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
AMG River Road Mid Cap Value	N	AMG Funds LLC	River Road Asset Management, LLC
Ariel®	—	Ariel Investments, LLC	—
Baron Asset	Retail	BAMCO Inc	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Advantage Small Cap Growth	A	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend	A	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation	A	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock International Dividend	A	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon Appreciation	Investor	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
BNY Mellon Dynamic Value	A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Opportunistic Midcap Value	A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Calamos® Growth	A	Calamos Advisors LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Calamos® Growth and Income	A	Calamos Advisors LLC	—
Calamos® High Income Opportunities	A	Calamos Advisors LLC	—
ClearBridge Small Cap Growth	A	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware VIP Global Equity	Class II	Delaware Management Company	Securian Asset Management, Inc.
Delaware VIP Real Estate Securities	Class II	Delaware Management Company	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Equity Allocation	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA International Small Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	—
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	—
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	—
DWS High Income VIP	B	DWS Investment Management Americas, Inc	—
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating-Rate Income	—	Eaton Vance Management	—
Federated Hermes Corporate Bond	A	Federated Investment Management Company	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	—
Fidelity® Advisor Dividend Growth	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor International Capital Appreciation	Class M	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® Advisor Leveraged Company Stock	Class M-1	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Leveraged Company Stock	Class M-2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor New Insights	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Real Estate	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Stock Selector Mid Cap	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Value Strategies	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Growth Fund	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim Core Bond	A	Security Investors, LLC	—
Guggenheim Floating Rate Strategies	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim High Yield	A	Security Investors, LLC	—
Guggenheim Long Short Equity	P	Security Investors, LLC	—
Guggenheim Macro Opportunities	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim Managed Futures Strategy	P	Security Investors, LLC	—
Guggenheim Multi-Hedge Strategies	P	Security Investors, LLC	—
Guggenheim Small Cap Value	A	Security Investors, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim Total Return Bond	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Invesco American Franchise	A	Invesco Advisers, Inc	—
Invesco Comstock	A	Invesco Advisers, Inc	—
Invesco Developing Markets	Class A	Invesco Advisers, Inc	—
Invesco Discovery	Class A	Invesco Advisers, Inc	—
Invesco Discovery Mid Cap Growth	A	Invesco Advisers, Inc	—
Invesco Energy	A	Invesco Advisers, Inc	—
Invesco Equity and Income	A	Invesco Advisers, Inc	—
Invesco Global	Class A	Invesco Advisers, Inc	—
Invesco Gold & Special Minerals	A	Invesco Advisers, Inc	—
Invesco Main Street Mid Cap	A	Invesco Advisers, Inc	—
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco Small Cap Growth	A	Invesco Advisers, Inc	—
Invesco Technology	A	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Plus Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Equally-Weighted S&P 500	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Invesco Value Opportunities	A	Invesco Advisers, Inc	—
Janus Henderson Adaptive Risk Managed U.S. Equity	S	Janus Capital Management LLC	—
Janus Henderson Mid Cap Value	S	Janus Capital Management LLC	—
Janus Henderson Overseas	S	Janus Capital Management LLC	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
LVIP American Century Disciplined Core Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Inflation Protection	Service Class	American Century Investment Management, Inc	—
LVIP American Century International	Service Class	American Century Investment Management, Inc	—
LVIP American Century Mid Cap Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	—
LVIP American Century Value	Service Class	American Century Investment Management, Inc	—
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan Small Cap Core Fund	Service Class	J.P. Morgan Investment Management, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
LVIP JPMorgan US Equity Fund	Service Class	J.P. Morgan Investment Management, Inc	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Macquarie Asset Strategy	Class A	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Macquarie VIP Asset Strategy	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Macquarie VIP Balanced	Service Class	Delaware Management Company	—
Macquarie VIP Core Equity	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Macquarie VIP Energy	Service Class	Delaware Management Company	—
Macquarie VIP Global Growth	Service Class	Delaware Management Company	—
Macquarie VIP Growth	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Macquarie VIP High Income	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Macquarie VIP International Core Equity	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Macquarie VIP Limited-Term Bond Series	Service Class	Delaware Management Company	—
Macquarie VIP Mid Cap Growth	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Macquarie VIP Natural Resources	Service Class	Delaware Management Company	—
Macquarie VIP Science And Technology	Service Class	Delaware Management Company	—
Macquarie VIP Small Cap Growth	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Macquarie VIP Smid Cap Core	Service Class	Delaware Management Company	—
Macquarie VIP Value	Service Class	Delaware Management Company	—
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	—
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value	Class A	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core	Class A	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—
NAA Mid Growth	Class A	Security Investors, LLC	—
NAA Mid Growth Series	—	Security Investors, LLC	—
NAA Opportunity	Class A	Security Investors, LLC	—
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—
NAA SMid Cap Value	Class A	Security Investors, LLC	—
NAA Smid-Cap Value Series	—	Security Investors, LLC	—
NAA World Equity Income	Class A	Security Investors, LLC	—
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Core Bond	A	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Large Cap Value	Advisor	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Sustainable Equity	Trust	Neuberger Berman Investment Advisers LLC	NSI Retail Advisors, LLC
North Square Spectrum Alpha	A	Northern Trust Investments Inc	—
Northern Global Tactical Asset Allocation	A	Northern Trust Investments Inc	—
Northern Large Cap Core	—	Northern Trust Investments Inc	—
Northern Large Cap Value	—	Northern Trust Investments Inc	Jennison Associates LLC
PGIM Focused Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Mid-Cap Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Natural Resources	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Small Company	A	PGIM Investments LLC	PGIM Quantitative Solutions LLC
PGIM Quant Solutions Small-Cap Value	A	PGIM Investments LLC	Research Affiliates LLC
PIMCO All Asset	R	Pacific Investment Management Company, LLC	—
PIMCO CommodityRealReturn Strategy	A	Pacific Investment Management Company, LLC	—
PIMCO Emerging Markets Bond	A	Pacific Investment Management Company, LLC	—
PIMCO High Yield	A	Pacific Investment Management Company, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
PIMCO International Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company, LLC	—
PIMCO Low Duration	R	Pacific Investment Management Company, LLC	—
PIMCO Real Return	R	Pacific Investment Management Company, LLC	—
PIMCO StocksPLUS® Small Fund	A	Pacific Investment Management Company, LLC	—
PIMCO Total Return	R	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	—
Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	—
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	—
Pioneer Strategic Income	A	Amundi Asset Management US, Inc	—
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	Putnam Investments Ltd
Putnam VT Core Equity Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Growth Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	—
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	—
Royce Micro-Cap	Investment	Royce & Associates, LP	—
Royce Small-Cap Opportunity	Service	Royce & Associates, LP	—
Royce Small-Cap Value	Service	Royce & Associates, LP	—
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—
Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—
Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF Real Estate	—	Security Investors, LLC	—
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2010	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2015	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2020	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2025	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2030	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2035	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2040	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2045	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2050	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2055	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement Balanced	R	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	—
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	Milliman Financial Risk Management LLC
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	—
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—
Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—
Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Victory RS Partners	A	Victory Capital Management Inc	—
Victory RS Science and Technology	A	Victory Capital Management Inc	—
Victory RS Value	A	Victory Capital Management Inc	Ceredex Value Advisors LLC
Virtus Ceredex Mid Cap Value Equity	A	Virtus Fund Advisers, LLC	Duff & PheLPs Investment Management Co
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Virtus Tactical Allocation Series	A Shares	Virtus Investment Advisors (VIA)	Voya Investment Management Co. LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY CBRE Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY CBRE Real Estate Portfolio	S2	Voya Investments, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Newton Investment Management North America, LLC

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

The Account has one underlying fund, BlackRock High Yield V.I. that pays dividends on the first of each month. The daily dividend amount is accumulated and the balance is recognised on the Statements of Net Assets as Uncollected Income Receivable.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Four Hundred Twenty-five subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and change in net assets:

Subaccount
Donoghue Forlines Dividend VIT Fund
Donoghue Forlines Momentum VIT Fund
Invesco V.I. High Yield
Janus Henderson VIT Forty
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Growth and Income VC
MFS® VIT High Yield
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF

All subaccounts reported a full twelve month period except in the incpeted year for the following:

Inception Date	Subaccount
October 25, 2024	Fidelity® Advisor Leveraged Company Stock Class M-2
December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 26, 2024	LVIP American Century Disciplined Core Value	American Century VP Disciplined Core Value
April 26, 2024	LVIP American Century Inflation Protection	American Century VP Inflation Protection
April 26, 2024	LVIP American Century International	American Century VP International
April 26, 2024	LVIP American Century Mid Cap Value	American Century VP Mid Cap Value
April 26, 2024	LVIP American Century Ultra	American Century VP Ultra®
April 26, 2024	LVIP American Century Value	American Century VP Value
April 29, 2024	Virtus Tactical Allocation Series	Virtus Strategic Allocation Series
May 1, 2024	ClearBridge Variable Growth	ClearBridge Variable Aggressive Growth
May 1, 2024	Macquarie VIP Asset Strategy	Delaware Ivy VIP Asset Strategy
May 1, 2024	Macquarie VIP Balanced	Delaware Ivy VIP Balanced
May 1, 2024	Macquarie VIP Core Equity	Delaware Ivy VIP Core Equity
May 1, 2024	Macquarie VIP Energy	Delaware Ivy VIP Energy
May 1, 2024	Macquarie VIP Global Growth	Delaware Ivy VIP Global Growth
May 1, 2024	Macquarie VIP Growth	Delaware Ivy VIP Growth
May 1, 2024	Macquarie VIP High Income	Delaware Ivy VIP High Income
May 1, 2024	Macquarie VIP International Core Equity	Delaware Ivy VIP International Core Equity
May 1, 2024	Macquarie VIP Limited-Term Bond Series	Delaware Ivy VIP Limited-Term Bond
May 1, 2024	Macquarie VIP Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth
May 1, 2024	Macquarie VIP Natural Resources	Delaware Ivy VIP Natural Resources
May 1, 2024	Macquarie VIP Science And Technology	Delaware Ivy VIP Science And Technology
May 1, 2024	Macquarie VIP Small Cap Growth	Delaware Ivy VIP Small Cap Growth
May 1, 2024	Macquarie VIP Smid Cap Core	Delaware Ivy VIP Smid Cap Core

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name (continued)	Old Name
May 1, 2024	Macquarie VIP Value	Delaware Ivy VIP Value
October 25, 2024	NAA All Cap Value Series	Guggenheim VIF All Cap Value
October 25, 2024	NAA Large Cap Value	Guggenheim Large Cap Value
October 25, 2024	NAA Large Cap Value Series	Guggenheim VIF Large Cap Value
October 25, 2024	NAA Large Core	Guggenheim StylePlus Large Core
October 25, 2024	NAA Large Core Series	Guggenheim VIF StylePlus Large Core
October 25, 2024	NAA Large Growth Series	Guggenheim VIF StylePlus Large Growth
October 25, 2024	NAA Mid Growth	Guggenheim StylePlus Mid Growth
October 25, 2024	NAA Mid Growth Series	Guggenheim VIF StylePlus Mid Growth
October 25, 2024	NAA Opportunity	Guggenheim Alpha Opportunity
October 25, 2024	NAA Small Cap Value Series	Guggenheim VIF Small Cap Value
October 25, 2024	NAA Small Growth Series	Guggenheim VIF StylePlus Small Growth
October 25, 2024	NAA SMid Cap Value	Guggenheim SMid Cap Value
October 25, 2024	NAA Smid-Cap Value Series	Guggenheim VIF SMid Cap Value
October 25, 2024	NAA World Equity Income Series	Guggenheim VIF World Equity Income
November 8, 2024	NAA World Equity Income	Guggenheim World Equity Income
December 31, 2024	Macquarie Asset Strategy	Delaware Ivy Asset Strategy

As a result of restructuring, the following underlying funds that were previously offered are no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in these funds were redeemed and used to purchase shares of the surviving funds as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 26, 2024	Macquarie VIP Global Growth	Delaware VIP Global Equity
October 25, 2024	Fidelity® Advisor Leveraged Company Stock Class M-2	Fidelity® Advisor Leveraged Company Stock Class M-1

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
February 15, 2024	American Century International Bond	Invesco V.I. Government Money Market	—
April 30, 2024	Allspring International Equity VT	Rydex VIF Money Market	46,443
April 30, 2024	Delaware VIP Real Estate Securities	Rydex VIF Money Market	17,998
June 17, 2024	DWS Capital Growth VIP	Rydex VIF Money Market	57,913
June 17, 2024	DWS Core Equity VIP	Rydex VIF Money Market	7,741
June 17, 2024	DWS CROCI® U.S. VIP	Rydex VIF Money Market	—
June 17, 2024	DWS Global Small Cap VIP	Rydex VIF Money Market	87,253
June 17, 2024	DWS High Income VIP	Rydex VIF Money Market	37,495
June 17, 2024	DWS International Growth VIP	Rydex VIF Money Market	8,554
June 21, 2024	Redwood Managed Volatility	Rydex VIF Money Market	59,981
August 16, 2024	Guggenheim Long Short Equity	Invesco V.I. Government Money Market	294,555
August 16, 2024	Guggenheim Small Cap Value	Invesco V.I. Government Money Market	48,048
August 16, 2024	Guggenheim VIF Alpha Opportunity	Invesco V.I. Government Money Market	1,424,274
August 16, 2024	Guggenheim VIF Long Short Equity	Invesco V.I. Government Money Market	2,699,260
August 16, 2024	Guggenheim VIF Long Short Equity	Rydex VIF Money Market	893,891
August 16, 2024	Guggenheim VIF Managed Asset Allocation	Invesco V.I. Government Money Market	8,241,751

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
August 16, 2024	Guggenheim VIF Managed Asset Allocation	Rydex VIF Money Market	282,764
November 8, 2024	BlackRock International Dividend	Invesco V.I. Government Money Market	231,753

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
Allspring Growth
Fidelity® Advisor International Capital Appreciation
Invesco Small Cap Growth A
LVIP American Century Mid Cap Value
PGIM Quant Solutions Small-Cap Value
PIMCO VIT Low Duration Administrative
PIMCO VIT Real Return Administrative
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Mid-Cap Strategy
Rydex VIF Inverse NASDAQ-100® Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth
Victory RS Partners

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2024, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Discovery Value Portfolio	$354,351	$433,687
AB VPS Dynamic Asset Allocation	15,037	62,774
AB VPS Relative Value Portfolio	4,601	13,692
AB VPS Sustainable Global Thematic Growth	4,060	4,952
AFIS Capital World Growth and Income	16,964	12,056
AFIS U.S. Government Securities	300,405	11,966
AFIS Washington Mutual Investors	119,927	143,316
Alger Capital Appreciation (f)	—	25,271
Alger Large Cap Growth	172,260	14,100
Allspring Growth (f)	309,241	171,918
Allspring International Equity VT (e)	902	46,482
Allspring Large Cap Core	238,879	278,099
Allspring Opportunity	129,612	136,974
Allspring Opportunity VT	92,833	175,998
Allspring Small Company Value	588,234	837,756
Allspring VT Discovery All Cap Growth Fund	8,773	2,636
ALPS/Alerian Energy Infrastructure	32,904	56,691
American Century Diversified Bond	60,733	37,127
American Century Equity Income	1,140,544	1,655,904
American Century Heritage	413,567	409,382
American Century International Bond (e)	343	84,450
American Century International Growth	538,278	956,848
American Century Select	358,796	1,026,891
American Century Strategic Allocation: Aggressive	120,528	264,061
American Century Strategic Allocation: Conservative	121,491	259,144
American Century Strategic Allocation: Moderate	331,732	457,627
American Century Ultra®	129,608	99,154
American Funds IS® Asset Allocation	6,815,892	3,035,679
American Funds IS® Capital World Bond	212,051	641,765
American Funds IS® Global Growth	1,277,241	2,447,665
American Funds IS® Global Small Capitalization	353,255	82,833
American Funds IS® Growth	536,770	427,438
American Funds IS® Growth-Income	4,446,258	4,011,842
American Funds IS® International	1,275,651	532,531
American Funds IS® International Growth and Income	66,223	22,201
American Funds IS® Mortgage	6,742	1,063
American Funds IS® New World	762,317	839,474
AMG River Road Mid Cap Value	276,730	313,940
Ariel®	187,105	413,571
Baron Asset	103,963	313,121
BlackRock Advantage Large Cap Core V.I.	851,359	566,775
BlackRock Advantage Small Cap Growth	29,274	58,082

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
BlackRock Basic Value V.I.	$40,485	$2,360
BlackRock Capital Appreciation V.I.	395,536	154,238
BlackRock Equity Dividend	75,153	93,595
BlackRock Equity Dividend V.I.	2,348,543	2,318,891
BlackRock Global Allocation	20,066	51,171
BlackRock Global Allocation V.I.	368,745	478,641
BlackRock High Yield V.I.	1,554,059	3,341,660
BlackRock International Dividend (e)	36,668	261,393
BlackRock Large Cap Focus Growth V.I.	19,443	1,314,826
BNY Mellon Appreciation	1,684,128	1,513,463
BNY Mellon Dynamic Value	744,953	844,623
BNY Mellon IP MidCap Stock	480,305	379,303
BNY Mellon IP Small Cap Stock Index	1,200,801	1,477,826
BNY Mellon IP Technology Growth	5,150,078	4,668,083
BNY Mellon Opportunistic Midcap Value	481,451	276,843
BNY Mellon Stock Index	44,265	183,143
BNY Mellon VIF Appreciation	1,532,843	2,371,349
Calamos® Growth	695,904	1,464,254
Calamos® Growth and Income	564,658	1,349,724
Calamos® High Income Opportunities	91,718	80,498
ClearBridge Small Cap Growth	—	20,894
ClearBridge Variable Growth (c)	2,513,085	2,071,365
ClearBridge Variable Small Cap Growth	435,355	2,419,110
Delaware VIP Global Equity (d)	5,411	138,939
Delaware VIP Real Estate Securities (e)	1,495	46,018
Dimensional VA Equity Allocation	417,512	264,186
Dimensional VA Global Bond Portfolio	554,618	282,981
Dimensional VA Global Moderate Allocation	15,133	222,703
Dimensional VA International Small Portfolio	774,372	301,207
Dimensional VA International Value Portfolio	870,019	661,095
Dimensional VA Short-Term Fixed Portfolio	2,810,437	770,500
Dimensional VA U.S. Large Value Portfolio	1,989,126	931,289
Dimensional VA U.S. Targeted Value Portfolio	886,697	1,000,744
DWS Capital Growth VIP (e)	4,263	58,034
DWS Core Equity VIP (e)	11,283	123,875
DWS CROCI® U.S. VIP (e)	907,557	964,211
DWS Global Small Cap VIP (e)	4,841	110,203
DWS High Income VIP (e)	4,719	117,591
DWS International Growth VIP (e)	83	9,388
DWS Small Mid Cap Value VIP	26,888	26,279
Eaton Vance VT Floating-Rate Income	1,507,820	953,805
Federated Hermes Corporate Bond	1,754,561	1,279,322
Federated Hermes Fund for U.S. Government Securities II	108,312	517,693
Federated Hermes High Income Bond II	658,318	1,182,083

(c)	Name change. See Note 1.
(d)	Merger. See Note 1.
(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Fidelity® Advisor Dividend Growth	$261,256	$445,960
Fidelity® Advisor International Capital Appreciation (f)	1,037	45,918
Fidelity® Advisor Leveraged Company Stock Class M-1 (d)	16,119	94,116
Fidelity® Advisor Leveraged Company Stock Class M-2 (a)(d)	94,601	168
Fidelity® Advisor New Insights	58,123	62,207
Fidelity® Advisor Real Estate	119,191	249,469
Fidelity® Advisor Stock Selector Mid Cap	83,946	354,187
Fidelity® Advisor Value Strategies	401,488	385,749
Fidelity® VIP Balanced	1,683,406	351,711
Fidelity® VIP Contrafund	3,990,828	3,805,723
Fidelity® VIP Disciplined Small Cap	257,742	154,524
Fidelity® VIP Emerging Markets	744,866	267,095
Fidelity® VIP Equity-Income	2,507,191	794,564
Fidelity® VIP Growth & Income	2,035,620	1,076,477
Fidelity® VIP Growth Opportunities	2,968,832	8,895,601
Fidelity® VIP High Income	312,570	100,630
Fidelity® VIP Index 500	7,014,798	7,967,327
Fidelity® VIP Investment Grade Bond	2,980,722	2,345,317
Fidelity® VIP Mid Cap	993,479	667,844
Fidelity® VIP Overseas	1,565,475	1,086,251
Fidelity® VIP Real Estate	44,439	9,782
Fidelity® VIP Strategic Income	714,299	125,798
Franklin Allocation VIP Fund	42,706	291,450
Franklin DynaTech VIP	—	2,704
Franklin Growth and Income VIP Fund	29,117	8,336
Franklin Income VIP Fund	1,814,106	2,930,605
Franklin Large Cap Growth VIP Fund	3,063	457
Franklin Mutual Global Discovery VIP Fund	1,391,046	1,543,571
Franklin Mutual Shares VIP Fund	1,065	774
Franklin Rising Dividends VIP Fund	229,081	47,699
Franklin Small Cap Value VIP Fund	2,080,752	483,421
Franklin Small-Mid Cap Growth VIP Fund	144,737	689,698
Franklin Strategic Income VIP Fund	219,373	446,778
Franklin U.S. Government Securities VIP Fund	914,401	488,138
Goldman Sachs Emerging Markets Equity	232,435	161,863
Goldman Sachs Government Income	77,388	344,780
Goldman Sachs VIT International Equity Insights	46,254	24,407
Goldman Sachs VIT Large Cap Value	165,248	360
Goldman Sachs VIT Mid Cap Growth Fund	32,475	7,327
Goldman Sachs VIT Mid Cap Value	385,799	337,889
Goldman Sachs VIT Small Cap Equity Insights	118,161	121,534
Goldman Sachs VIT Strategic Growth	21,706	123,067
Guggenheim Core Bond	476,485	693,868
Guggenheim Floating Rate Strategies	217,385	251,597

(a)	New subaccount. See Note 1.
(d)	Merger. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim High Yield	$365,325	$395,505
Guggenheim Long Short Equity (e)	3,827	367,388
Guggenheim Macro Opportunities	8,947	242
Guggenheim Managed Futures Strategy	765	2,544
Guggenheim Multi-Hedge Strategies	792	4,664
Guggenheim Small Cap Value (e)	749	56,272
Guggenheim Total Return Bond	84,785	233,319
Guggenheim VIF Alpha Opportunity (e)	196,294	2,007,940
Guggenheim VIF Floating Rate Strategies	1,627,801	2,161,056
Guggenheim VIF Global Managed Futures Strategy	769,282	164,239
Guggenheim VIF High Yield	1,822,064	3,151,928
Guggenheim VIF Long Short Equity (e)	394,486	6,768,677
Guggenheim VIF Managed Asset Allocation (e)	702,062	9,776,510
Guggenheim VIF Multi-Hedge Strategies	499,133	2,208,549
Guggenheim VIF Total Return Bond	7,702,545	6,345,503
Invesco American Franchise	111,646	506,985
Invesco Comstock	1,080,513	1,425,947
Invesco Developing Markets	38,632	28,711
Invesco Discovery	37,920	24,919
Invesco Discovery Mid Cap Growth	144,004	250,283
Invesco Energy	4,944	28,877
Invesco Equity and Income	903,969	1,242,919
Invesco Global	73,770	106,077
Invesco Gold & Special Minerals	3,337	6,280
Invesco Main Street Mid Cap	179,512	277,154
Invesco Oppenheimer V.I. International Growth Fund	24,923	115,366
Invesco Small Cap Growth (f)	—	310,025
Invesco Technology	306,990	276,833
Invesco V.I. American Franchise Series I	75,435	798,871
Invesco V.I. American Franchise Series II	—	492
Invesco V.I. American Value	1,401,792	713,610
Invesco V.I. Balanced-Risk Allocation	37,759	876
Invesco V.I. Comstock	16,725,099	3,405,257
Invesco V.I. Core Equity	100,139	1,133,416
Invesco V.I. Core Plus Bond	1,353,533	1,971,884
Invesco V.I. Discovery Mid Cap Growth	1,235,350	672,377
Invesco V.I. Equally-Weighted S&P 500	1,186,269	397,286
Invesco V.I. Equity and Income	704,243	2,774,240
Invesco V.I. EVQ International Equity Fund	2,121,650	5,793,081
Invesco V.I. Global	562,364	1,008,037
Invesco V.I. Global Core Equity	867	117
Invesco V.I. Global Real Estate Series I	1,424,883	1,559,152
Invesco V.I. Global Real Estate Series II	2,721	29,155
Invesco V.I. Global Strategic Income	196,064	21,803
Invesco V.I. Government Money Market	19,671,347	14,573,347

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Government Securities	$1,840,102	$1,821,148
Invesco V.I. Growth and Income	4,978	4,055
Invesco V.I. Health Care Series I	1,103,111	1,674,237
Invesco V.I. Health Care Series II	—	109,994
Invesco V.I. Main Street Mid Cap Fund®	3,047,361	2,661,553
Invesco V.I. Main Street Small Cap Fund®	3,205,387	4,048,980
Invesco V.I. Small Cap Equity	24,215	109,459
Invesco Value Opportunities	235,902	616,392
Janus Henderson Adaptive Risk Managed U.S. Equity	39,815	169,119
Janus Henderson Mid Cap Value	5,298	30,245
Janus Henderson Overseas	202,488	814,753
Janus Henderson VIT Enterprise	4,700,021	6,523,977
Janus Henderson VIT Mid Cap Value	39,275	110,080
Janus Henderson VIT Overseas	32,332	17,289
Janus Henderson VIT Research	2,746,998	3,193,704
Lord Abbett Series Bond-Debenture VC	1,525,282	1,549,238
Lord Abbett Series Developing Growth VC	815,615	286,685
Lord Abbett Series Dividend Growth VC	18,919	2,366
Lord Abbett Series Growth Opportunities VC	—	325
Lord Abbett Series Mid Cap Stock VC	8,064	6,138
Lord Abbett Series Total Return VC	54,019	50,817
LVIP American Century Disciplined Core Value (c)	1,793	55,868
LVIP American Century Inflation Protection (c)	122,827	334,542
LVIP American Century International (c)	807	12,345
LVIP American Century Mid Cap Value (c)(f)	449,025	791,612
LVIP American Century Ultra (c)	3,598,809	7,321,532
LVIP American Century Value (c)	3,136,235	8,655,086
LVIP JPMorgan Core Bond Fund	801,431	353,722
LVIP JPMorgan Small Cap Core Fund	177,572	2,443
LVIP JPMorgan US Equity Fund	17,705	17,199
Macquarie Asset Strategy (c)	61,973	65,340
Macquarie VIP Asset Strategy (c)	91,557	234,554
Macquarie VIP Balanced (c)	1,663	9,496
Macquarie VIP Core Equity (c)	26,338	23,172
Macquarie VIP Energy (c)	74,997	66,901
Macquarie VIP Global Growth (c)	137,178	56,248
Macquarie VIP Growth (c)	66,230	203,828
Macquarie VIP High Income (c)	94,231	98,049
Macquarie VIP International Core Equity (c)	187,196	170,037
Macquarie VIP Limited-Term Bond Series (c)	966	285
Macquarie VIP Mid Cap Growth (c)	17,260	43,040
Macquarie VIP Natural Resources (c)	12,161	25,682
Macquarie VIP Science And Technology (c)	24,563	54,258
Macquarie VIP Small Cap Growth (c)	7,827	141,044
Macquarie VIP Smid Cap Core (c)	41,767	134,068

(c)	Name change. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Macquarie VIP Value (c)	$20,154	$153,610
MFS® VIT Emerging Markets Equity	47,750	8,628
MFS® VIT Global Tactical Allocation	45	1,005
MFS® VIT II MA Investors Growth Stock	38,188	18,442
MFS® VIT II Research International	1,407,800	1,635,347
MFS® VIT International Intrinsic Value	99,321	215,765
MFS® VIT Investors Trust	11,607	7,473
MFS® VIT New Discovery	—	66,662
MFS® VIT Research	3,021	2,481
MFS® VIT Total Return	1,421,453	1,826,971
MFS® VIT Total Return Bond	33,682	24,836
MFS® VIT Utilities	1,956,849	2,422,126
Morgan Stanley VIF Emerging Markets Debt	377,654	124,012
Morgan Stanley VIF Emerging Markets Equity	367,478	964,786
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	325,706	75,582
Morningstar Balanced ETF Asset Allocation Portfolio	4,176,975	1,220,313
Morningstar Conservative ETF Asset Allocation Portfolio	367,425	290,212
Morningstar Growth ETF Asset Allocation Portfolio	253,323	2,998,033
Morningstar Income and Growth ETF Asset Allocation Portfolio	317,341	371,235
NAA All Cap Value Series (c)	1,556,312	4,039,985
NAA Large Cap Value (c)	179,974	138,508
NAA Large Cap Value Series (c)	3,897,282	4,111,069
NAA Large Core (c)	483,411	432,084
NAA Large Core Series (c)	3,243,665	3,080,652
NAA Large Growth Series (c)	1,462,942	2,586,461
NAA Mid Growth (c)	195,546	307,541
NAA Mid Growth Series (c)	901,030	2,970,959
NAA Opportunity (c)	1,640	9,315
NAA Small Cap Value Series (c)	1,557,264	7,158,241
NAA Small Growth Series (c)	272,668	793,854
NAA SMid Cap Value (c)	1,157,439	1,567,614
NAA Smid-Cap Value Series (c)	3,837,868	10,687,271
NAA World Equity Income (c)	537,316	683,889
NAA World Equity Income Series (c)	1,314,461	2,385,341
Neuberger Berman AMT Sustainable Equity I	351,748	1,027,041
Neuberger Berman AMT Sustainable Equity S	1,582,581	910,573
Neuberger Berman Core Bond	645,936	358,156
Neuberger Berman Large Cap Value	75,615	328,702
Neuberger Berman Sustainable Equity	196,494	324,658
North Square Spectrum Alpha	78	41
Northern Global Tactical Asset Allocation	9,338	16,441
Northern Large Cap Core	15,580	2,027
Northern Large Cap Value	85,197	254,711
PGIM Focused Growth	123,696	500,717
PGIM Jennison Mid-Cap Growth	107,445	49,599
PGIM Jennison Natural Resources	1,442	24,434

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PGIM Jennison Small Company	$22,789	$149,920
PGIM Quant Solutions Small-Cap Value (f)	29,594	62,274
PIMCO All Asset	10,270	46,330
PIMCO CommodityRealReturn Strategy	15,945	25,343
PIMCO Emerging Markets Bond	27,292	10,059
PIMCO High Yield	182,391	284,227
PIMCO International Bond (U.S. Dollar-Hedged)	664,069	833,594
PIMCO Low Duration	10,151	98,479
PIMCO Real Return	68,189	173,854
PIMCO StocksPLUS® Small Fund	58,811	49,533
PIMCO Total Return	117,770	330,679
PIMCO VIT All Asset Administrative	391,833	1,013,007
PIMCO VIT All Asset Advisor	67,768	65,634
PIMCO VIT CommodityRealReturn Strategy Administrative	485,787	1,645,078
PIMCO VIT CommodityRealReturn Strategy Advisor	103,767	67,968
PIMCO VIT Emerging Markets Bond	1,286,675	1,450,710
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	507	40,003
PIMCO VIT Global Managed Asset Allocation	14,374	62,123
PIMCO VIT High Yield	149,843	137,152
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	2,102,452	3,504,851
PIMCO VIT International Bond Portfolio (Unhedged)	140,908	19,348
PIMCO VIT Low Duration Administrative (f)	4,291,706	10,256,785
PIMCO VIT Low Duration Advisor	47,356	20,654
PIMCO VIT Real Return Administrative (f)	3,447,796	5,031,593
PIMCO VIT Real Return Advisor	73,402	275,817
PIMCO VIT Short-Term	8,352,937	6,270,016
PIMCO VIT Total Return Administrative	2,073,248	2,670,937
PIMCO VIT Total Return Advisor	3,566,940	4,837,703
Pioneer Bond VCT	25,712	83,508
Pioneer Equity Income VCT	3,117	227
Pioneer High Yield VCT	36,827	207
Pioneer Strategic Income	8,010	14,232
Pioneer Strategic Income VCT	708,533	217,597
Putnam VT Core Equity Fund	423,941	29,677
Putnam VT Diversified Income	9,311	7,077
Putnam VT Global Asset Allocation	879,419	63,096
Putnam VT High Yield	109,982	113,373
Putnam VT Income	2,578	3,990
Putnam VT Large Cap Growth Fund	112,529	82,908
Putnam VT Large Cap Value	322,986	356,943
Putnam VT Small Cap Growth	272,135	294,102
Putnam VT Small Cap Value	92,915	359,990
Redwood Managed Volatility (e)	12,962	60,383
Royce Micro-Cap	1,036,137	590,702
Royce Small-Cap Opportunity	479,012	1,009,811

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Royce Small-Cap Value	$107,979	$217,127
Rydex VIF Banking	155,014	274,021
Rydex VIF Basic Materials	406,016	684,024
Rydex VIF Biotechnology	672,531	678,348
Rydex VIF Commodities Strategy	71,767	417,851
Rydex VIF Consumer Products	74,958	309,925
Rydex VIF Dow 2x Strategy (f)	3,964,546	4,216,697
Rydex VIF Electronics	55,352	349,325
Rydex VIF Energy	3,515,611	3,722,617
Rydex VIF Energy Services	231,135	522,129
Rydex VIF Europe 1.25x Strategy (f)	190,455	383,607
Rydex VIF Financial Services	174,986	268,755
Rydex VIF Government Long Bond 1.2x Strategy (f)	10,986,246	11,013,657
Rydex VIF Health Care	417,825	517,628
Rydex VIF High Yield Strategy	175,604	18,480
Rydex VIF Internet	82,852	148,860
Rydex VIF Inverse Dow 2x Strategy (f)	26,833	9,691
Rydex VIF Inverse Government Long Bond Strategy (f)	134,401	139,779
Rydex VIF Inverse Mid-Cap Strategy (f)	9,737	13,523
Rydex VIF Inverse NASDAQ-100® Strategy (f)	1,828,883	1,807,129
Rydex VIF Inverse Russell 2000® Strategy (f)	52,431	49,741
Rydex VIF Inverse S&P 500 Strategy (f)	490,134	487,787
Rydex VIF Japan 2x Strategy (f)	33,575	64,276
Rydex VIF Leisure	32,154	116,731
Rydex VIF Mid-Cap 1.5x Strategy (f)	36,787	169,406
Rydex VIF Money Market	56,561,327	56,748,789
Rydex VIF NASDAQ-100®	87,342,403	88,994,902
Rydex VIF NASDAQ-100® 2x Strategy (f)	97,392,388	101,761,130
Rydex VIF Nova (f)	1,017,774	1,555,834
Rydex VIF Precious Metals	10,606,983	10,939,959
Rydex VIF Real Estate	52,951	316,941
Rydex VIF Retailing	57,670	178,770
Rydex VIF Russell 2000® 1.5x Strategy (f)	241,591	326,856
Rydex VIF Russell 2000® 2x Strategy (f)	80,492,578	77,440,310
Rydex VIF S&P 500 2x Strategy (f)	10,177,836	12,336,722
Rydex VIF S&P 500 Pure Growth	6,000,103	6,150,157
Rydex VIF S&P 500 Pure Value	1,912,224	2,202,976
Rydex VIF S&P MidCap 400 Pure Growth	1,961,831	2,301,889
Rydex VIF S&P MidCap 400 Pure Value	955,956	792,044
Rydex VIF S&P SmallCap 600 Pure Growth	6,139,252	6,243,865
Rydex VIF S&P SmallCap 600 Pure Value	5,802,838	5,737,977
Rydex VIF Strengthening Dollar 2x Strategy (f)	57,845	60,809
Rydex VIF Technology	4,771,660	5,235,057
Rydex VIF Telecommunications	22,210	104,456
Rydex VIF Transportation	199,258	372,204

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Utilities	$736,987	$903,625
Rydex VIF Weakening Dollar 2x Strategy (f)	44,831	59,269
T. Rowe Price Blue Chip Growth	719,596	650,263
T. Rowe Price Capital Appreciation	863,685	1,397,546
T. Rowe Price Equity Income	188,912	37,619
T. Rowe Price Growth Stock	677,331	918,094
T. Rowe Price Health Sciences	1,709,805	1,630,277
T. Rowe Price Limited-Term Bond	163,940	213,805
T. Rowe Price Retirement 2010	64	22
T. Rowe Price Retirement 2015	42,989	2,864
T. Rowe Price Retirement 2020	7,211	1,527
T. Rowe Price Retirement 2025	5,029	40,017
T. Rowe Price Retirement 2030	12,673	82,652
T. Rowe Price Retirement 2035	7,975	742
T. Rowe Price Retirement 2040	25,566	25,009
T. Rowe Price Retirement 2045	1,254	168
T. Rowe Price Retirement 2050	293	17
T. Rowe Price Retirement 2055	1,727	596
T. Rowe Price Retirement Balanced	3,480	65,666
Templeton Developing Markets VIP Fund	2,032,700	2,748,316
Templeton Foreign VIP Fund	199,401	615,257
Templeton Global Bond VIP Fund	162,301	78,428
Templeton Growth VIP Fund	56	4,292
Third Avenue Value	164,950	8,028
TOPS® Aggressive Growth ETF	14,699	609
TOPS® Balanced ETF	20,679	75,789
TOPS® Conservative ETF	266,662	36,764
TOPS® Growth ETF	4,980	5,441
TOPS® Moderate Growth ETF	616,386	12,252
VanEck VIP Global Gold	1,046,920	300,785
VanEck VIP Global Resources	103,043	23,301
Vanguard® VIF Balanced	3,117,597	996,798
Vanguard® VIF Capital Growth	1,089,892	344,217
Vanguard® VIF Conservative Allocation	2,800,248	1,172,749
Vanguard® VIF Diversified Value	981,696	418,590
Vanguard® VIF Equity Income	745,092	777,364
Vanguard® VIF Equity Index	2,232,680	3,792,683
Vanguard® VIF Global Bond Index	1,751,852	44,351
Vanguard® VIF Growth	305,868	192,858
Vanguard® VIF High Yield Bond	792,836	324,018
Vanguard® VIF International	932,695	1,118,058
Vanguard® VIF Mid-Cap Index	1,059,430	1,012,027
Vanguard® VIF Moderate Allocation	2,050,314	1,069,137
Vanguard® VIF Real Estate Index	663,312	283,611
Vanguard® VIF Short Term Investment Grade	4,229,675	2,600,577
Vanguard® VIF Small Company Growth (f)	970	64,089

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Vanguard® VIF Total Bond Market Index	$6,265,977	$2,661,248
Vanguard® VIF Total International Stock Market Index	3,269,370	1,863,499
Vanguard® VIF Total Stock Market Index	14,081,685	2,879,960
Victory RS Partners (f)	29,519	35,504
Victory RS Science and Technology	53,762	133,942
Victory RS Value	213,186	224,942
Virtus Ceredex Mid Cap Value Equity	14,256	24,470
Virtus Duff & Phelps Real Estate Securities Series	101,479	8,224
Virtus KAR Small-Cap Growth Series	188,051	375,782
Virtus Newfleet Multi-Sector Intermediate Bond Series	188,290	10,443
Virtus SGA International Growth Series	8,806	8,298
Virtus Tactical Allocation Series (c)	46,332	48,211
Voya MidCap Opportunities Portfolio	—	38,204
VY CBRE Global Real Estate Portfolio	90,201	3,386
VY CBRE Real Estate Portfolio	31,161	33,523
Western Asset Variable Global High Yield Bond	97,622	363,749

(c)	Name change. See Note 1.
(f)	Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2024 by subaccount are as follows:

Subaccount	Annuity Assets
AB VPS Discovery Value Portfolio	$75,200
AB VPS Relative Value Portfolio	93,018
AB VPS Sustainable Global Thematic Growth	142,561
AFIS Capital World Growth and Income	20,574
AFIS Washington Mutual Investors	7,494
Alger Large Cap Growth	149,637
Allspring Small Company Value	2,677
American Funds IS® Capital World Bond	35,223

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount (continued)	Annuity Assets
American Funds IS® Global Small Capitalization	$16,794
American Funds IS® Growth	195,676
American Funds IS® Growth-Income	140,607
American Funds IS® International	136,039
American Funds IS® International Growth and Income	32,404
American Funds IS® New World	202,897
Ariel®	3,926
BlackRock Equity Dividend V.I.	81,269
BlackRock Global Allocation V.I.	71,814
BlackRock High Yield V.I.	150,420
BNY Mellon Appreciation	8,479
BNY Mellon Dynamic Value	10,447
BNY Mellon IP Small Cap Stock Index	241,814
BNY Mellon IP Technology Growth	154,385
ClearBridge Variable Small Cap Growth	25,099
Dimensional VA Equity Allocation	16,931
Dimensional VA Global Bond Portfolio	102,292
Dimensional VA Global Moderate Allocation	65,257
Dimensional VA International Small Portfolio	123,001
Dimensional VA International Value Portfolio	714,654
Dimensional VA Short-Term Fixed Portfolio	107,458
Dimensional VA U.S. Large Value Portfolio	356,455
Dimensional VA U.S. Targeted Value Portfolio	689,594
Eaton Vance VT Floating-Rate Income	141,515
Federated Hermes Corporate Bond	4,167
Federated Hermes Fund for U.S. Government Securities II	135,177
Federated Hermes High Income Bond II	16,794
Fidelity® Advisor International Capital Appreciation	1,879
Fidelity® Advisor Real Estate	1,534
Fidelity® VIP Balanced	593,642
Fidelity® VIP Contrafund	52,347
Fidelity® VIP Disciplined Small Cap	292,271
Fidelity® VIP Emerging Markets	95,614
Fidelity® VIP Growth & Income	113,535
Fidelity® VIP Growth Opportunities	212,282
Fidelity® VIP High Income	111,373
Fidelity® VIP Index 500	811,727
Fidelity® VIP Investment Grade Bond	205,692
Fidelity® VIP Mid Cap	32,502
Fidelity® VIP Overseas	4,758
Fidelity® VIP Real Estate	36,284
Fidelity® VIP Strategic Income	585,587
Franklin DynaTech VIP	18,703
Franklin Income VIP Fund	107,106
Franklin Mutual Global Discovery VIP Fund	18,902
Franklin Small Cap Value VIP Fund	28,943
Franklin Small-Mid Cap Growth VIP Fund	3,591
Franklin Strategic Income VIP Fund	81,029
Franklin U.S. Government Securities VIP Fund	17,142
Goldman Sachs VIT International Equity Insights	40,481
Goldman Sachs VIT Small Cap Equity Insights	58,596

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount (continued)	Annuity Assets
Guggenheim VIF Floating Rate Strategies	$209,487
Guggenheim VIF Global Managed Futures Strategy	55,242
Guggenheim VIF High Yield	181,618
Guggenheim VIF Multi-Hedge Strategies	18,814
Guggenheim VIF Total Return Bond	296,882
Invesco Oppenheimer V.I. International Growth Fund	38,815
Invesco Small Cap Growth	2,347
Invesco V.I. American Value	66,526
Invesco V.I. Comstock	2,027
Invesco V.I. Core Plus Bond	26,844
Invesco V.I. Discovery Mid Cap Growth	1,636
Invesco V.I. Equally-Weighted S&P 500	39,838
Invesco V.I. Equity and Income	16
Invesco V.I. EVQ International Equity Fund	13,253
Invesco V.I. Global Core Equity	48,513
Invesco V.I. Global Real Estate Series I	2,640
Invesco V.I. Global Real Estate Series II	21,397
Invesco V.I. Government Money Market	187,179
Invesco V.I. Government Securities	40,048
Invesco V.I. Main Street Mid Cap Fund®	3,227
Invesco V.I. Main Street Small Cap Fund®	91,544
Invesco V.I. Small Cap Equity	18,310
Janus Henderson Overseas	1,301
Janus Henderson VIT Enterprise	100,374
Janus Henderson VIT Mid Cap Value	18,572
Janus Henderson VIT Overseas	94,579
Janus Henderson VIT Research	27,585
Lord Abbett Series Bond-Debenture VC	168,093
Lord Abbett Series Growth Opportunities VC	3,292
LVIP American Century Disciplined Core Value	65,707
LVIP American Century Inflation Protection	83,251
LVIP American Century Mid Cap Value	11,948
LVIP American Century Ultra	64,084
LVIP American Century Value	33,134
LVIP JPMorgan Core Bond Fund	132,491
LVIP JPMorgan US Equity Fund	127,552
Macquarie VIP Energy	1,782
Macquarie VIP Global Growth	89,433
Macquarie VIP High Income	15,149
Macquarie VIP International Core Equity	14,877
Macquarie VIP Mid Cap Growth	29,197
Macquarie VIP Science And Technology	33,281
Macquarie VIP Small Cap Growth	48,576
MFS® VIT Emerging Markets Equity	6,183
MFS® VIT II Research International	5,385
MFS® VIT Investors Trust	29,842
MFS® VIT Research	44,105
MFS® VIT Total Return	143,325
MFS® VIT Utilities	7,871
Morgan Stanley VIF Emerging Markets Equity	43,300
Morningstar Balanced ETF Asset Allocation Portfolio	87,646

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount (continued)	Annuity Assets
Morningstar Conservative ETF Asset Allocation Portfolio	$364,349
NAA Large Cap Value Series	25,112
NAA Large Core Series	1,234
NAA Large Growth Series	1,289
NAA Mid Growth Series	42,178
NAA Small Cap Value Series	76,153
NAA Small Growth Series	29,157
NAA Smid-Cap Value Series	69,355
NAA World Equity Income Series	2,880
Neuberger Berman AMT Sustainable Equity I	53,290
PIMCO High Yield	1,117
PIMCO International Bond (U.S. Dollar-Hedged)	1,290
PIMCO VIT All Asset Administrative	2,719
PIMCO VIT All Asset Advisor	119,092
PIMCO VIT CommodityRealReturn Strategy Administrative	40,642
PIMCO VIT Emerging Markets Bond	6,435
PIMCO VIT High Yield	6,755
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	8,397
PIMCO VIT Low Duration Administrative	14,724
PIMCO VIT Low Duration Advisor	6,298
PIMCO VIT Real Return Administrative	4,384
PIMCO VIT Real Return Advisor	43,669
PIMCO VIT Short-Term	231,931
PIMCO VIT Total Return Administrative	4,957
PIMCO VIT Total Return Advisor	1,478,125
Putnam VT Large Cap Growth Fund	101,060
Putnam VT Large Cap Value	122,512
Royce Micro-Cap	24,582
Rydex VIF Banking	21,002
Rydex VIF Biotechnology	49,605
Rydex VIF Energy	78,820
Rydex VIF Health Care	36,770
Rydex VIF Inverse Dow 2x Strategy	1
Rydex VIF Inverse Mid-Cap Strategy	14
Rydex VIF Inverse NASDAQ-100® Strategy	5
Rydex VIF Inverse Russell 2000® Strategy	3,544
Rydex VIF Inverse S&P 500 Strategy	19
Rydex VIF Japan 2x Strategy	164
Rydex VIF Mid-Cap 1.5x Strategy	2,967
Rydex VIF Money Market	1,736,633
Rydex VIF Precious Metals	60,279
Rydex VIF Real Estate	30,588
Rydex VIF Retailing	1,936
Rydex VIF Russell 2000® 1.5x Strategy	1,868
Rydex VIF S&P 500 Pure Growth	33,303
Rydex VIF S&P 500 Pure Value	104,152
Rydex VIF S&P MidCap 400 Pure Growth	4,064
Rydex VIF S&P MidCap 400 Pure Value	3,992
Rydex VIF S&P SmallCap 600 Pure Growth	3,849
Rydex VIF S&P SmallCap 600 Pure Value	2,894
Rydex VIF Technology	50,096

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount (continued)	Annuity Assets
Rydex VIF Utilities	$48,736
T. Rowe Price Blue Chip Growth	183,754
T. Rowe Price Equity Income	218,718
T. Rowe Price Growth Stock	24,374
T. Rowe Price Health Sciences	38,794
Templeton Developing Markets VIP Fund	30,654
Templeton Foreign VIP Fund	17,251
Templeton Global Bond VIP Fund	6,832
TOPS® Conservative ETF	471,318
Vanguard® VIF Balanced	698,281
Vanguard® VIF Capital Growth	55,802
Vanguard® VIF Conservative Allocation	991,487
Vanguard® VIF Diversified Value	380,074
Vanguard® VIF Equity Income	581,136
Vanguard® VIF Equity Index	2,455,330
Vanguard® VIF Global Bond Index	36,700
Vanguard® VIF Growth	444,294
Vanguard® VIF High Yield Bond	174,045
Vanguard® VIF International	1,687,345
Vanguard® VIF Mid-Cap Index	1,026,381
Vanguard® VIF Moderate Allocation	2,090,356
Vanguard® VIF Real Estate Index	352,874
Vanguard® VIF Short Term Investment Grade	513,522
Vanguard® VIF Small Company Growth	46,864
Vanguard® VIF Total Bond Market Index	3,214,204
Vanguard® VIF Total International Stock Market Index	952,096
Vanguard® VIF Total Stock Market Index	3,588,499
Victory RS Science and Technology	5,106
Virtus Duff & Phelps Real Estate Securities Series	17,461
Virtus KAR Small-Cap Growth Series	22,117
Virtus Newfleet Multi-Sector Intermediate Bond Series	176,138
Voya MidCap Opportunities Portfolio	17,888
VY CBRE Global Real Estate Portfolio	22,230
Western Asset Variable Global High Yield Bond	17,280

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2024.

Segment Disclosures

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.45% of the contract value. For contracts issued prior to June 19, 2006, maximum rider charge is 1% and for contracts issued prior to February 10 2010, maximum rider charge is 1.60%.

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	NAA All Cap Value Series NAA Large Cap Value Series NAA Small Cap Value Series NAA SMid Cap Value Series NAA Mid Growth Series NAA World Equity Income Series
0.35%	Invesco V.I. EVQ International Equity Fund Invesco V.I. Mid Cap Core Equity
0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund
0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

0.50%	Federated Hermes High Income Bond II Fidelity VIP Contrafund Fidelity VIP Growth Opportunities Fidelity VIP Investment Grade Bond
0.55%	Fidelity VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT
0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Sustainable Equity

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Security Benefit Advisor

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.75% of the average daily net asset value. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value.

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $25,000, SBL deducts an additional 0.15% above the minimum annual rate of 0.75%, as a contract level deduction for mortality and expense risk.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, SBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, SBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For EliteDesigns with a 5 year contract rider, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For EliteDesigns with a 0 year contract rider and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2.00% of the contract value.

Valuebuilder

Mortality and Expense Risk Charge: For NEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value to contracts with $25,000 or more and 0.90% of the average daily net asset value to contracts with less than $25,000. For NEA Valuebuilder – RID contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.10% of the average daily net asset value. For AEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to contracts with $25,000 or more and 1.10% of the average daily net asset value to contracts with less than $25,000. During the annuity period mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily net asset value for certain annuity options.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio	17,497	(27,508)	(10,011)	19,776	(95,799)	(76,023)
AB VPS Dynamic Asset Allocation	2,655	(5,932)	(3,277)	2,259	(27,952)	(25,693)
AB VPS Relative Value Portfolio	120	(557)	(437)	233	(5,629)	(5,396)
AB VPS Sustainable Global Thematic Growth	355	(210)	145	273	(244)	29
AFIS Capital World Growth and Income	1,328	(788)	540	246	(1,095)	(849)
AFIS U.S. Government Securities	37,569	(1,397)	36,172	34,942	(40,589)	(5,647)
AFIS Washington Mutual Investors	7,450	(7,361)	89	10,205	(2,630)	7,575
Alger Capital Appreciation(f)	233	(846)	(613)	8,711	(10,747)	(2,036)
Alger Large Cap Growth	11,501	(1,023)	10,478	21,345	(24,133)	(2,788)
Allspring Growth(f)	3,763	(5,956)	(2,193)	2,247	(3,314)	(1,067)
Allspring International Equity VT(e)	47	(4,691)	(4,644)	137	—	137
Allspring Large Cap Core	8,452	(13,662)	(5,210)	4,187	(6,540)	(2,353)
Allspring Opportunity	3,989	(5,461)	(1,472)	1,883	(6,136)	(4,253)
Allspring Opportunity VT	1,168	(6,517)	(5,349)	1,731	(4,064)	(2,333)
Allspring Small Company Value	28,257	(59,556)	(31,299)	86,531	(35,911)	50,620
Allspring VT Discovery All Cap Growth Fund	247	(17)	230	260	(1,376)	(1,116)
ALPS/Alerian Energy Infrastructure	2,007	(4,658)	(2,651)	3,036	(4,318)	(1,282)
American Century Diversified Bond	8,372	(5,153)	3,219	16,594	(3,750)	12,844
American Century Equity Income	25,778	(73,825)	(48,047)	28,969	(75,073)	(46,104)
American Century Heritage	5,606	(13,994)	(8,388)	9,025	(13,040)	(4,015)
American Century International Bond(e)	120	(17,188)	(17,068)	16,857	(2,727)	14,130
American Century International Growth	64,004	(86,719)	(22,715)	37,161	(84,143)	(46,982)
American Century Select	14,095	(41,613)	(27,518)	34,108	(24,900)	9,208
American Century Strategic Allocation: Aggressive	5,363	(16,192)	(10,829)	6,320	(2,840)	3,480
American Century Strategic Allocation: Conservative	8,793	(22,597)	(13,804)	2,391	(13,519)	(11,128)

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Strategic Allocation: Moderate	18,747	(30,692)	(11,945)	18,711	(40,278)	(21,567)
American Century Ultra®	3,133	(2,368)	765	2,049	(2,798)	(749)
American Funds IS® Asset Allocation	411,627	(201,268)	210,359	168,614	(291,045)	(122,431)
American Funds IS® Capital World Bond	37,316	(97,479)	(60,163)	26,745	(54,124)	(27,379)
American Funds IS® Global Growth	59,797	(126,746)	(66,949)	52,594	(54,148)	(1,554)
American Funds IS® Global Small Capitalization	28,502	(7,198)	21,304	9,841	(3,179)	6,662
American Funds IS® Growth	18,861	(14,190)	4,671	42,781	(41,045)	1,736
American Funds IS® Growth-Income	177,257	(182,675)	(5,418)	233,619	(344,663)	(111,044)
American Funds IS® International	148,796	(52,372)	96,424	183,848	(173,575)	10,273
American Funds IS® International Growth and Income	7,288	(2,193)	5,095	29,794	(7,268)	22,526
American Funds IS® Mortgage	786	(122)	664	318	(2,939)	(2,621)
American Funds IS® New World	74,238	(72,896)	1,342	128,613	(95,257)	33,356
AMG River Road Mid Cap Value	4,811	(13,637)	(8,826)	6,815	(9,478)	(2,663)
Ariel®	6,255	(17,572)	(11,317)	7,926	(17,064)	(9,138)
Baron Asset	1,935	(13,434)	(11,499)	3,149	(2,966)	183
BlackRock Advantage Large Cap Core V.I.	34,271	(24,452)	9,819	19,135	(27,252)	(8,117)
BlackRock Advantage Small Cap Growth	1,779	(2,940)	(1,161)	820	(550)	270
BlackRock Basic Value V.I.	1,390	(60)	1,330	398	(51)	347
BlackRock Capital Appreciation V.I.	3,720	(4,639)	(919)	8,392	(1,711)	6,681
BlackRock Equity Dividend	1,901	(4,620)	(2,719)	2,206	(2,001)	205
BlackRock Equity Dividend V.I.	94,923	(131,259)	(36,336)	92,579	(65,029)	27,550
BlackRock Global Allocation	1,407	(4,101)	(2,694)	723	(6,902)	(6,179)
BlackRock Global Allocation V.I.	20,303	(40,626)	(20,323)	18,966	(47,211)	(28,245)
BlackRock High Yield V.I.	127,316	(327,051)	(199,735)	2,985,203	(2,846,603)	138,600
BlackRock International Dividend(e)	3,119	(21,690)	(18,571)	15,222	(5,543)	9,679
BlackRock Large Cap Focus Growth V.I.	459	(44,456)	(43,997)	50,845	(9,200)	41,645
BNY Mellon Appreciation	37,011	(67,777)	(30,766)	53,523	(60,697)	(7,174)
BNY Mellon Dynamic Value	17,374	(28,374)	(11,000)	19,987	(26,388)	(6,401)

(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon IP MidCap Stock	35,809	(25,885)	9,924	17,520	(104,501)	(86,981)
BNY Mellon IP Small Cap Stock Index	69,633	(88,755)	(19,122)	75,613	(48,847)	26,766
BNY Mellon IP Technology Growth	154,496	(115,726)	38,770	144,978	(110,540)	34,438
BNY Mellon Opportunistic Midcap Value	11,588	(10,375)	1,213	5,959	(4,275)	1,684
BNY Mellon Stock Index	1,265	(6,638)	(5,373)	5,371	(282)	5,089
BNY Mellon VIF Appreciation	59,500	(115,844)	(56,344)	79,603	(63,070)	16,533
Calamos® Growth	14,328	(51,230)	(36,902)	15,986	(53,420)	(37,434)
Calamos® Growth and Income	17,437	(51,907)	(34,470)	27,527	(41,096)	(13,569)
Calamos® High Income Opportunities	7,456	(7,122)	334	2,249	(19,603)	(17,354)
ClearBridge Small Cap Growth	20	(1,069)	(1,049)	32	(1)	31
ClearBridge Variable Growth (c)	77,247	(114,805)	(37,558)	89,443	(111,634)	(22,191)
ClearBridge Variable Small Cap Growth	19,443	(108,961)	(89,518)	30,295	(63,600)	(33,305)
Delaware VIP Global Equity(d)	85	(8,766)	(8,681)	267	(767)	(500)
Delaware VIP Real Estate Securities(e)	39	(3,901)	(3,862)	114	(18)	96
Dimensional VA Equity Allocation	29,162	(17,866)	11,296	88,869	(13,262)	75,607
Dimensional VA Global Bond Portfolio	66,801	(36,287)	30,514	79,208	(58,543)	20,665
Dimensional VA Global Moderate Allocation	1,381	(17,152)	(15,771)	2,937	(5,945)	(3,008)
Dimensional VA International Small Portfolio	48,757	(20,786)	27,971	43,204	(12,837)	30,367
Dimensional VA International Value Portfolio	58,076	(49,802)	8,274	129,196	(34,149)	95,047
Dimensional VA Short-Term Fixed Portfolio	348,340	(102,407)	245,933	282,187	(22,155)	260,032
Dimensional VA U.S. Large Value Portfolio	59,221	(41,643)	17,578	87,453	(34,978)	52,475
Dimensional VA U.S. Targeted Value Portfolio	32,823	(48,069)	(15,246)	89,439	(91,741)	(2,302)
DWS Capital Growth VIP(e)	20	(1,572)	(1,552)	45	(3)	42
DWS Core Equity VIP(e)	293	(5,569)	(5,276)	204	(59)	145
DWS CROCI® U.S. VIP(e)	82,370	(83,017)	(647)	779	(885)	(106)
DWS Global Small Cap VIP(e)	105	(9,395)	(9,290)	639	(77)	562

(c)	Name change. See Note 1.
(d)	Merger. See Note 1.
(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
DWS High Income VIP(e)	247	(11,415)	(11,168)	2,968	(13,999)	(11,031)
DWS International Growth VIP(e)	10	(780)	(770)	927	(1,060)	(133)
DWS Small Mid Cap Value VIP	1,716	(1,736)	(20)	2,897	(682)	2,215
Eaton Vance VT Floating-Rate Income	142,943	(99,347)	43,596	327,300	(322,058)	5,242
Federated Hermes Corporate Bond	169,585	(120,867)	48,718	65,191	(161,943)	(96,752)
Federated Hermes Fund for U.S. Government Securities II	14,668	(70,744)	(56,076)	42,839	(63,914)	(21,075)
Federated Hermes High Income Bond II	40,729	(81,202)	(40,473)	63,439	(75,360)	(11,921)
Fidelity® Advisor Dividend Growth	8,159	(23,664)	(15,505)	12,191	(18,994)	(6,803)
Fidelity® Advisor International Capital Appreciation(f)	477	(2,555)	(2,078)	547	(1,712)	(1,165)
Fidelity® Advisor Leveraged Company Stock Class M-1(d)	209	(3,841)	(3,632)	316	(659)	(343)
Fidelity® Advisor Leveraged Company Stock Class M-2(a)(d)	9,262	(4)	9,258	37	38	75
Fidelity® Advisor New Insights	1,795	(2,201)	(406)	1,211	(443)	768
Fidelity® Advisor Real Estate	5,391	(19,092)	(13,701)	10,961	(16,718)	(5,757)
Fidelity® Advisor Stock Selector Mid Cap	4,770	(16,315)	(11,545)	7,749	(23,335)	(15,586)
Fidelity® Advisor Value Strategies	10,259	(15,458)	(5,199)	4,972	(9,952)	(4,980)
Fidelity® VIP Balanced	78,597	(16,437)	62,160	45,180	(29,934)	15,246
Fidelity® VIP Contrafund	74,668	(103,135)	(28,467)	110,437	(132,645)	(22,208)
Fidelity® VIP Disciplined Small Cap	12,824	(7,481)	5,343	10,817	(5,218)	5,599
Fidelity® VIP Emerging Markets	59,648	(21,993)	37,655	26,933	(11,467)	15,466
Fidelity® VIP Equity-Income	136,067	(46,691)	89,376	49,434	(52,126)	(2,692)
Fidelity® VIP Growth & Income	73,273	(53,275)	19,998	145,484	(151,575)	(6,091)
Fidelity® VIP Growth Opportunities	121,079	(244,147)	(123,068)	204,273	(214,207)	(9,934)
Fidelity® VIP High Income	27,978	(9,708)	18,270	305,812	(301,407)	4,405

(a)	New subaccount. See Note 1.
(d)	Merger. See Note 1.
(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Index 500	295,932	(311,277)	(15,345)	218,910	(198,632)	20,278
Fidelity® VIP Investment Grade Bond	328,751	(267,775)	60,976	335,993	(138,902)	197,091
Fidelity® VIP Mid Cap	51,526	(38,092)	13,434	1,307	(13,787)	(12,480)
Fidelity® VIP Overseas	115,394	(87,939)	27,455	68,811	(139,486)	(70,675)
Fidelity® VIP Real Estate	3,136	(675)	2,461	1,452	(2,666)	(1,214)
Fidelity® VIP Strategic Income	72,059	(12,548)	59,511	46,469	(18,021)	28,448
Franklin Allocation VIP Fund	5,588	(22,712)	(17,124)	7,855	(28,289)	(20,434)
Franklin DynaTech VIP	204	(48)	156	793	(47)	746
Franklin Growth and Income VIP Fund	1,131	(77)	1,054	1,100	(80)	1,020
Franklin Income VIP Fund	129,714	(232,249)	(102,535)	124,741	(229,926)	(105,185)
Franklin Large Cap Growth VIP Fund	37	(4)	33	1,194	(1)	1,193
Franklin Mutual Global Discovery VIP Fund	69,422	(109,604)	(40,182)	79,640	(178,323)	(98,683)
Franklin Mutual Shares VIP Fund	61	(40)	21	4,537	(3,760)	777
Franklin Rising Dividends VIP Fund	7,886	(1,561)	6,325	1,828	(4,109)	(2,281)
Franklin Small Cap Value VIP Fund	128,044	(26,916)	101,128	67,156	(57,769)	9,387
Franklin Small-Mid Cap Growth VIP Fund	8,542	(32,807)	(24,265)	40,670	(33,102)	7,568
Franklin Strategic Income VIP Fund	25,155	(54,724)	(29,569)	33,457	(56,111)	(22,654)
Franklin U.S. Government Securities VIP Fund	128,141	(69,472)	58,669	13,818	(14,739)	(921)
Goldman Sachs Emerging Markets Equity	31,977	(19,117)	12,860	13,055	(99,644)	(86,589)
Goldman Sachs Government Income	13,135	(50,246)	(37,111)	18,618	(43,075)	(24,457)
Goldman Sachs VIT International Equity Insights	3,643	(2,007)	1,636	5,995	(291)	5,704
Goldman Sachs VIT Large Cap Value	7,758	—	7,758	7,558	(7,802)	(244)
Goldman Sachs VIT Mid Cap Growth Fund	329	(290)	39	349	(975)	(626)
Goldman Sachs VIT Mid Cap Value	23,782	(21,964)	1,818	1,823	(2,287)	(464)
Goldman Sachs VIT Small Cap Equity Insights	5,284	(6,441)	(1,157)	43,916	(42,298)	1,618
Goldman Sachs VIT Strategic Growth	242	(3,407)	(3,165)	3,290	(309)	2,981
Guggenheim Core Bond	51,595	(80,469)	(28,874)	54,570	(94,466)	(39,896)
Guggenheim Floating Rate Strategies	14,564	(23,406)	(8,842)	20,706	(44,013)	(23,307)
Guggenheim High Yield	20,022	(26,725)	(6,703)	15,393	(37,760)	(22,367)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Guggenheim Long Short Equity(e)	896	(28,518)	(27,622)	1,885	(1,830)	55
Guggenheim Macro Opportunities	834	(8)	826	1,059	(387)	672
Guggenheim Managed Futures Strategy	70	(324)	(254)	76	(776)	(700)
Guggenheim Multi-Hedge Strategies	119	(556)	(437)	122	(716)	(594)
Guggenheim Small Cap Value(e)	109	(3,678)	(3,569)	796	(438)	358
Guggenheim Total Return Bond	8,869	(25,211)	(16,342)	11,774	(3,826)	7,948
Guggenheim VIF Alpha Opportunity(e)	12,935	(116,034)	(103,099)	6,163	(11,499)	(5,336)
Guggenheim VIF Floating Rate Strategies	132,799	(224,498)	(91,699)	388,868	(414,773)	(25,905)
Guggenheim VIF Global Managed Futures Strategy	133,494	(29,764)	103,730	42,413	(187,737)	(145,324)
Guggenheim VIF High Yield	84,503	(156,134)	(71,631)	95,480	(181,257)	(85,777)
Guggenheim VIF Long Short Equity(e)	36,788	(542,558)	(505,770)	276,042	(157,383)	118,659
Guggenheim VIF Managed Asset Allocation(e)	19,173	(668,716)	(649,543)	23,924	(102,204)	(78,280)
Guggenheim VIF Multi-Hedge Strategies	73,063	(376,561)	(303,498)	228,636	(277,156)	(48,520)
Guggenheim VIF Total Return Bond	813,257	(664,868)	148,389	654,208	(980,816)	(326,608)
Invesco American Franchise	5,475	(24,321)	(18,846)	4,552	(5,300)	(748)
Invesco Comstock	22,728	(63,455)	(40,727)	33,058	(57,862)	(24,804)
Invesco Developing Markets	5,642	(3,388)	2,254	3,078	(4,519)	(1,441)
Invesco Discovery	1,297	(924)	373	1,320	(1,559)	(239)
Invesco Discovery Mid Cap Growth	7,131	(14,688)	(7,557)	6,265	(11,196)	(4,931)
Invesco Energy	745	(4,184)	(3,439)	3,853	(1,209)	2,644
Invesco Equity and Income	28,615	(62,789)	(34,174)	45,502	(55,576)	(10,074)
Invesco Global	1,681	(5,030)	(3,349)	5,424	(3,312)	2,112
Invesco Gold & Special Minerals	790	(514)	276	738	(201)	537
Invesco Main Street Mid Cap	6,258	(17,953)	(11,695)	26,559	(11,583)	14,976
Invesco Oppenheimer V.I. International Growth Fund	1,386	(9,130)	(7,744)	2,726	(2,677)	49
Invesco Small Cap Growth(f)	2,596	(13,708)	(11,112)	2,852	(6,120)	(3,268)
Invesco Technology	9,957	(18,378)	(8,421)	10,461	(23,764)	(13,303)

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. American Franchise Series I	7,330	(39,052)	(31,722)	42,359	(13,705)	28,654
Invesco V.I. American Franchise Series II	24	(9)	15	69	(977)	(908)
Invesco V.I. American Value	96,789	(54,654)	42,135	13,672	(45,829)	(32,157)
Invesco V.I. Balanced-Risk Allocation	3,444	(14)	3,430	691	(13)	678
Invesco V.I. Comstock	747,746	(175,620)	572,126	193,666	(234,386)	(40,720)
Invesco V.I. Core Equity	2,163	(65,533)	(63,370)	65,458	(1,576)	63,882
Invesco V.I. Core Plus Bond	141,610	(200,641)	(59,031)	407,317	(264,030)	143,287
Invesco V.I. Discovery Mid Cap Growth	70,866	(35,286)	35,580	22,183	(55,356)	(33,173)
Invesco V.I. Equally-Weighted S&P 500	106,552	(36,849)	69,703	8,798	(4,235)	4,563
Invesco V.I. Equity and Income	31,978	(169,492)	(137,514)	85,313	(135,694)	(50,381)
Invesco V.I. EVQ International Equity Fund	162,845	(371,562)	(208,717)	222,300	(317,388)	(95,088)
Invesco V.I. Global	26,955	(58,502)	(31,547)	25,801	(38,755)	(12,954)
Invesco V.I. Global Core Equity	148	(48)	100	3,289	(1,290)	1,999
Invesco V.I. Global Real Estate Series I	80,408	(86,712)	(6,304)	21,829	(48,211)	(26,382)
Invesco V.I. Global Real Estate Series II	389	(3,026)	(2,637)	3,665	(3,522)	143
Invesco V.I. Global Strategic Income	27,360	(2,663)	24,697	9	(15)	(6)
Invesco V.I. Government Money Market	2,324,475	(1,742,405)	582,070	1,421,836	(2,180,956)	(759,120)
Invesco V.I. Government Securities	286,897	(260,182)	26,715	301,004	(397,447)	(96,443)
Invesco V.I. Growth and Income	150	(180)	(30)	1,274	(13)	1,261
Invesco V.I. Health Care Series I	50,189	(62,107)	(11,918)	18,427	(92,905)	(74,478)
Invesco V.I. Health Care Series II	285	(7,530)	(7,245)	428	(4)	424
Invesco V.I. Main Street Mid Cap Fund®	136,822	(131,758)	5,064	81,534	(109,748)	(28,214)
Invesco V.I. Main Street Small Cap Fund®	101,046	(129,200)	(28,154)	29,163	(80,961)	(51,798)
Invesco V.I. Small Cap Equity	1,440	(6,366)	(4,926)	6,181	(182)	5,999
Invesco Value Opportunities	7,670	(35,954)	(28,284)	20,351	(18,720)	1,631
Janus Henderson Adaptive Risk Managed U.S. Equity	3,083	(11,575)	(8,492)	11,954	(19,961)	(8,007)
Janus Henderson Mid Cap Value	195	(1,759)	(1,564)	312	(185)	127
Janus Henderson Overseas	37,063	(97,274)	(60,211)	137,998	(82,218)	55,780
Janus Henderson VIT Enterprise	147,768	(220,165)	(72,397)	146,712	(189,425)	(42,713)
Janus Henderson VIT Mid Cap Value	1,967	(6,108)	(4,141)	11,294	(1,330)	9,964

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson VIT Overseas	5,234	(1,747)	3,487	73,979	(46,899)	27,080
Janus Henderson VIT Research	99,477	(108,627)	(9,150)	132,666	(125,404)	7,262
Lord Abbett Series Bond-Debenture VC	148,072	(157,132)	(9,060)	85,920	(90,634)	(4,714)
Lord Abbett Series Developing Growth VC	49,852	(17,889)	31,963	14,331	(31,456)	(17,125)
Lord Abbett Series Dividend Growth VC	809	(95)	714	2,612	—	2,612
Lord Abbett Series Growth Opportunities VC	5	(17)	(12)	168	—	168
Lord Abbett Series Mid Cap Stock VC	146	(325)	(179)	1,614	(55)	1,559
Lord Abbett Series Total Return VC	4,980	(5,623)	(643)	2,193	(3,206)	(1,013)
LVIP American Century Disciplined Core Value(c)	245	(2,426)	(2,181)	296	(819)	(523)
LVIP American Century Inflation Protection(c)	15,741	(44,225)	(28,484)	17,859	(152,701)	(134,842)
LVIP American Century International(c)	147	(1,025)	(878)	1,677	(2,363)	(686)
LVIP American Century Mid Cap Value(c)(f)	13,924	(38,843)	(24,919)	11,378	(103,049)	(91,671)
LVIP American Century Ultra(c)	53,960	(158,228)	(104,268)	112,678	(87,841)	24,837
LVIP American Century Value(c)	60,252	(322,296)	(262,044)	205,294	(185,203)	20,091
LVIP JPMorgan Core Bond Fund	95,439	(42,442)	52,997	123,033	(73,879)	49,154
LVIP JPMorgan Small Cap Core Fund	9,178	(164)	9,014	1,135	(14)	1,121
LVIP JPMorgan US Equity Fund	402	(393)	9	396	(180)	216
Macquarie Asset Strategy (c)	3,963	(5,011)	(1,048)	1,663	(5,665)	(4,002)
Macquarie VIP Asset Strategy(c)	5,683	(21,085)	(15,402)	11,132	(7,217)	3,915
Macquarie VIP Balanced(c)	215	(513)	(298)	1,388	(12)	1,376
Macquarie VIP Core Equity(c)	311	(779)	(468)	3,691	(1,409)	2,282
Macquarie VIP Energy (c)	14,540	(11,838)	2,702	655	(2,497)	(1,842)
Macquarie VIP Global Growth(c)	7,514	(2,876)	4,638	4	(12)	(8)
Macquarie VIP Growth(c)	902	(4,908)	(4,006)	10,287	(7,559)	2,728
Macquarie VIP High Income(c)	6,286	(7,540)	(1,254)	5,475	(8,316)	(2,841)
Macquarie VIP International Core Equity(c)	16,414	(14,510)	1,904	2,225	(2,027)	198
Macquarie VIP Limited-Term Bond Series(c)	94	(31)	63	89	(157)	(68)

(c)	Name change. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Macquarie VIP Mid Cap Growth(c)	780	(1,691)	(911)	9,305	(7,519)	1,786
Macquarie VIP Natural Resources(c)	1,096	(3,947)	(2,851)	28,158	(28,055)	103
Macquarie VIP Science And Technology(c)	823	(1,606)	(783)	1,040	(1,712)	(672)
Macquarie VIP Small Cap Growth(c)	938	(9,027)	(8,089)	6,772	(409)	6,363
Macquarie VIP Smid Cap Core(c)	2,504	(6,888)	(4,384)	3,201	(2,833)	368
Macquarie VIP Value(c)	124	(7,454)	(7,330)	889	(1,231)	(342)
MFS® VIT Emerging Markets Equity	5,930	(1,066)	4,864	802	(479)	323
MFS® VIT Global Tactical Allocation	13	(103)	(90)	17	(114)	(97)
MFS® VIT II MA Investors Growth Stock	746	(551)	195	1,452	(616)	836
MFS® VIT II Research International	152,963	(170,476)	(17,513)	427,998	(314,805)	113,193
MFS® VIT International Intrinsic Value	4,896	(14,805)	(9,909)	4,983	(41,078)	(36,095)
MFS® VIT Investors Trust	204	(254)	(50)	3,250	(1,108)	2,142
MFS® VIT New Discovery	380	(3,853)	(3,473)	1,807	(4,049)	(2,242)
MFS® VIT Research	51	(84)	(33)	52	(84)	(32)
MFS® VIT Total Return	57,174	(118,503)	(61,329)	56,050	(257,220)	(201,170)
MFS® VIT Total Return Bond	3,502	(2,737)	765	1,156	(2,012)	(856)
MFS® VIT Utilities	89,030	(114,496)	(25,466)	154,491	(323,643)	(169,152)
Morgan Stanley VIF Emerging Markets Debt	44,587	(14,626)	29,961	5,083	(6,023)	(940)
Morgan Stanley VIF Emerging Markets Equity	61,688	(126,453)	(64,765)	47,137	(92,694)	(45,557)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	23,280	(4,421)	18,859	11,735	(10,911)	824
Morningstar Balanced ETF Asset Allocation Portfolio	323,906	(94,490)	229,416	97,280	(98,633)	(1,353)
Morningstar Conservative ETF Asset Allocation Portfolio	44,040	(32,235)	11,805	81,939	(66,545)	15,394
Morningstar Growth ETF Asset Allocation Portfolio	22,254	(216,022)	(193,768)	27,224	(54,046)	(26,822)
Morningstar Income and Growth ETF Asset Allocation Portfolio	28,174	(35,281)	(7,107)	55,831	(26,540)	29,291
NAA All Cap Value Series(c)	39,682	(160,416)	(120,734)	151,870	(185,055)	(33,185)
NAA Large Cap Value (c)	3,532	(7,327)	(3,795)	4,316	(25,379)	(21,063)

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NAA Large Cap Value Series(c)	131,836	(187,231)	(55,395)	66,450	(522,143)	(455,693)
NAA Large Core (c)	13,558	(23,067)	(9,509)	5,008	(17,709)	(12,701)
NAA Large Core Series(c)	204,028	(182,393)	21,635	167,374	(156,549)	10,825
NAA Large Growth Series(c)	70,841	(122,034)	(51,193)	95,198	(98,479)	(3,281)
NAA Mid Growth (c)	10,517	(15,263)	(4,746)	7,597	(8,113)	(516)
NAA Mid Growth Series(c)	44,371	(146,144)	(101,773)	51,416	(106,800)	(55,384)
NAA Opportunity (c)	229	(470)	(241)	242	(155)	87
NAA Small Cap Value Series(c)	33,764	(188,586)	(154,822)	55,235	(166,131)	(110,896)
NAA Small Growth Series(c)	20,999	(63,899)	(42,900)	33,224	(61,777)	(28,553)
NAA SMid Cap Value (c)	14,095	(45,170)	(31,075)	19,208	(42,721)	(23,513)
NAA Smid-Cap Value Series(c)	98,795	(255,909)	(157,114)	74,781	(195,419)	(120,638)
NAA World Equity Income (c)	26,397	(45,873)	(19,476)	21,978	(44,058)	(22,080)
NAA World Equity Income Series(c)	94,304	(159,690)	(65,386)	53,934	(159,049)	(105,115)
Neuberger Berman AMT Sustainable Equity I	18,173	(63,786)	(45,613)	43,358	(53,328)	(9,970)
Neuberger Berman AMT Sustainable Equity S	36,568	(22,657)	13,911	7,393	(19,009)	(11,616)
Neuberger Berman Core Bond	77,182	(41,386)	35,796	19,221	(32,668)	(13,447)
Neuberger Berman Large Cap Value	5,597	(19,146)	(13,549)	4,480	(12,727)	(8,247)
Neuberger Berman Sustainable Equity	6,629	(13,427)	(6,798)	20,834	(13,769)	7,065
North Square Spectrum Alpha	9	(1)	8	65	(2,922)	(2,857)
Northern Global Tactical Asset Allocation	729	(1,204)	(475)	344	(470)	(126)
Northern Large Cap Core	243	(34)	209	256	(1,361)	(1,105)
Northern Large Cap Value	4,000	(11,430)	(7,430)	1,952	(1,695)	257
PGIM Focused Growth	24,459	(52,746)	(28,287)	17,159	(42,846)	(25,687)
PGIM Jennison Mid-Cap Growth	4,908	(2,274)	2,634	1,450	(364)	1,086
PGIM Jennison Natural Resources	261	(2,990)	(2,729)	2,918	(604)	2,314
PGIM Jennison Small Company	1,262	(6,724)	(5,462)	1,613	(2,199)	(586)
PGIM Quant Solutions Small-Cap Value(f)	727	(4,497)	(3,770)	837	(564)	273

(c)	Name change. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO All Asset	726	(4,365)	(3,639)	1,654	(6,859)	(5,205)
PIMCO CommodityRealReturn Strategy	3,417	(5,043)	(1,626)	1,427	(4,458)	(3,031)
PIMCO Emerging Markets Bond	3,019	(1,193)	1,826	4,216	(14,803)	(10,587)
PIMCO High Yield	10,176	(18,572)	(8,396)	12,125	(10,425)	1,700
PIMCO International Bond (U.S. Dollar-Hedged)	63,320	(81,657)	(18,337)	47,352	(86,115)	(38,763)
PIMCO Low Duration	1,515	(14,180)	(12,665)	2,023	(6,249)	(4,226)
PIMCO Real Return	9,374	(20,725)	(11,351)	8,490	(9,004)	(514)
PIMCO StocksPLUS® Small Fund	2,875	(2,546)	329	2,173	(1,070)	1,103
PIMCO Total Return	13,533	(38,696)	(25,163)	20,257	(34,288)	(14,031)
PIMCO VIT All Asset Administrative	17,926	(70,719)	(52,793)	19,509	(43,181)	(23,672)
PIMCO VIT All Asset Advisor	3,425	(5,888)	(2,463)	24,554	(13,126)	11,428
PIMCO VIT CommodityRealReturn Strategy Administrative	106,952	(334,512)	(227,560)	81,311	(549,586)	(468,275)
PIMCO VIT CommodityRealReturn Strategy Advisor	23,163	(13,712)	9,451	11,501	(130,907)	(119,406)
PIMCO VIT Emerging Markets Bond	123,762	(139,385)	(15,623)	117,928	(118,770)	(842)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	56	(4,255)	(4,199)	5,926	(5,780)	146
PIMCO VIT Global Managed Asset Allocation	1,220	(4,874)	(3,654)	329	(206)	123
PIMCO VIT High Yield	7,966	(7,524)	442	8,196	(6,979)	1,217
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	192,846	(330,092)	(137,246)	192,888	(239,080)	(46,192)
PIMCO VIT International Bond Portfolio (Unhedged)	22,385	(2,996)	19,389	3,025	(181)	2,844
PIMCO VIT Low Duration Administrative(f)	562,404	(1,385,041)	(822,637)	483,714	(966,521)	(482,807)
PIMCO VIT Low Duration Advisor	5,736	(2,611)	3,125	31,426	(61,033)	(29,607)
PIMCO VIT Real Return Administrative(f)	378,298	(510,271)	(131,973)	239,896	(352,640)	(112,744)
PIMCO VIT Real Return Advisor	9,081	(31,832)	(22,751)	29,574	(18,683)	10,891
PIMCO VIT Short-Term	1,008,483	(751,471)	257,012	186,303	(227,966)	(41,663)
PIMCO VIT Total Return Administrative	233,695	(303,261)	(69,566)	158,375	(168,260)	(9,885)
PIMCO VIT Total Return Advisor	425,646	(591,102)	(165,456)	896,418	(233,842)	662,576

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Pioneer Bond VCT	2,841	(9,921)	(7,080)	4,254	(3,160)	1,094
Pioneer Equity Income VCT	29	(2)	27	234	(7,208)	(6,974)
Pioneer High Yield VCT	3,871	(8)	3,863	99	(28)	71
Pioneer Strategic Income	784	(1,534)	(750)	562	(1,987)	(1,425)
Pioneer Strategic Income VCT	81,731	(25,782)	55,949	12,008	(430)	11,578
Putnam VT Core Equity Fund	13,269	(934)	12,335	62	(435)	(373)
Putnam VT Diversified Income	721	(799)	(78)	5,684	(63)	5,621
Putnam VT Global Asset Allocation	52,303	(3,454)	48,849	41	(8)	33
Putnam VT High Yield	10,340	(10,199)	141	2,220	(2,132)	88
Putnam VT Income	176	(477)	(301)	33,829	(40,356)	(6,527)
Putnam VT Large Cap Growth Fund	2,863	(1,904)	959	3,083	(1,465)	1,618
Putnam VT Large Cap Value	10,691	(14,209)	(3,518)	19,325	(37,399)	(18,074)
Putnam VT Small Cap Growth	14,624	(14,532)	92	48,147	(37,812)	10,335
Putnam VT Small Cap Value	4,957	(24,479)	(19,522)	31,749	(44,938)	(13,189)
Redwood Managed Volatility(e)	78	(6,303)	(6,225)	184	(12)	172
Royce Micro-Cap	61,943	(42,936)	19,007	113,005	(134,158)	(21,153)
Royce Small-Cap Opportunity	19,051	(49,159)	(30,108)	31,887	(75,877)	(43,990)
Royce Small-Cap Value	6,293	(15,493)	(9,200)	6,436	(12,027)	(5,591)
Rydex VIF Banking	27,070	(47,200)	(20,130)	195,240	(203,665)	(8,425)
Rydex VIF Basic Materials	29,382	(44,978)	(15,596)	21,885	(25,450)	(3,565)
Rydex VIF Biotechnology	29,103	(29,749)	(646)	104,128	(113,224)	(9,096)
Rydex VIF Commodities Strategy	35,964	(225,326)	(189,362)	170,211	(214,863)	(44,652)
Rydex VIF Consumer Products	4,750	(18,307)	(13,557)	68,351	(139,936)	(71,585)
Rydex VIF Dow 2x Strategy(f)	114,001	(118,744)	(4,743)	446,486	(458,051)	(11,565)
Rydex VIF Electronics	3,823	(11,812)	(7,989)	80,934	(37,558)	43,376
Rydex VIF Energy	446,233	(468,771)	(22,538)	479,226	(684,809)	(205,583)
Rydex VIF Energy Services	108,219	(230,249)	(122,030)	2,400,561	(2,352,304)	48,257

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Rydex VIF Europe 1.25x Strategy(f)	26,779	(59,081)	(32,302)	63,142	(72,617)	(9,475)
Rydex VIF Financial Services	16,240	(25,181)	(8,941)	14,743	(29,468)	(14,725)
Rydex VIF Government Long Bond 1.2x Strategy(f)	1,543,753	(1,572,384)	(28,631)	62,647	(70,095)	(7,448)
Rydex VIF Health Care	21,980	(24,620)	(2,640)	84,614	(102,212)	(17,598)
Rydex VIF High Yield Strategy	18,362	(1,611)	16,751	30,022	(30,510)	(488)
Rydex VIF Internet	5,992	(8,927)	(2,935)	8,788	(19,369)	(10,581)
Rydex VIF Inverse Dow 2x Strategy(f)	322,033	(270,829)	51,204	396,604	(863,107)	(466,503)
Rydex VIF Inverse Government Long Bond Strategy(f)	88,796	(91,309)	(2,513)	289,366	(317,274)	(27,908)
Rydex VIF Inverse Mid-Cap Strategy(f)	26,840	(28,241)	(1,401)	24,807	(23,462)	1,345
Rydex VIF Inverse NASDAQ-100® Strategy(f)	13,802,161	(13,700,433)	101,728	9,118,626	(9,793,405)	(674,779)
Rydex VIF Inverse Russell 2000® Strategy(f)	148,391	(155,312)	(6,921)	150,020	(169,843)	(19,823)
Rydex VIF Inverse S&P 500 Strategy(f)	1,303,523	(1,344,723)	(41,200)	591,060	(680,611)	(89,551)
Rydex VIF Japan 2x Strategy(f)	3,093	(6,251)	(3,158)	3,543	(5,950)	(2,407)
Rydex VIF Leisure	2,902	(8,880)	(5,978)	33,621	(37,134)	(3,513)
Rydex VIF Mid-Cap 1.5x Strategy(f)	1,470	(4,741)	(3,271)	6,133	(10,114)	(3,981)
Rydex VIF Money Market	11,356,384	(11,435,051)	(78,667)	13,506,141	(21,572,102)	(8,065,961)
Rydex VIF NASDAQ-100®	2,402,021	(2,427,056)	(25,035)	720,337	(634,951)	85,386
Rydex VIF NASDAQ-100® 2x Strategy(f)	1,193,695	(1,222,224)	(28,529)	671,852	(558,458)	113,394
Rydex VIF Nova(f)	37,048	(53,538)	(16,490)	80,009	(71,360)	8,649
Rydex VIF Precious Metals	950,683	(977,666)	(26,983)	188,023	(215,002)	(26,979)
Rydex VIF Real Estate	5,592	(23,904)	(18,312)	8,419	(19,637)	(11,218)
Rydex VIF Retailing	4,048	(9,868)	(5,820)	2,362	(5,631)	(3,269)
Rydex VIF Russell 2000® 1.5x Strategy(f)	13,225	(17,410)	(4,185)	4,951	(6,187)	(1,236)
Rydex VIF Russell 2000® 2x Strategy(f)	7,729,782	(7,685,222)	44,560	2,813,628	(1,972,179)	841,449
Rydex VIF S&P 500 2x Strategy(f)	329,681	(374,769)	(45,088)	280,043	(224,301)	55,742
Rydex VIF S&P 500 Pure Growth	297,594	(291,134)	6,460	184,871	(204,452)	(19,581)
Rydex VIF S&P 500 Pure Value	136,369	(140,368)	(3,999)	146,200	(333,463)	(187,263)
Rydex VIF S&P MidCap 400 Pure Growth	124,609	(136,312)	(11,703)	33,549	(29,068)	4,481

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Rydex VIF S&P MidCap 400 Pure Value	55,938	(42,705)	13,233	69,787	(172,564)	(102,777)
Rydex VIF S&P SmallCap 600 Pure Growth	398,672	(402,688)	(4,016)	40,239	(36,359)	3,880
Rydex VIF S&P SmallCap 600 Pure Value	429,997	(417,661)	12,336	119,913	(129,292)	(9,379)
Rydex VIF Strengthening Dollar 2x Strategy(f)	11,036	(11,489)	(453)	33,397	(32,458)	939
Rydex VIF Technology	236,096	(263,559)	(27,463)	38,306	(36,331)	1,975
Rydex VIF Telecommunications	5,673	(13,927)	(8,254)	7,478	(10,794)	(3,316)
Rydex VIF Transportation	13,164	(24,531)	(11,367)	10,351	(3,591)	6,760
Rydex VIF Utilities	68,112	(75,391)	(7,279)	32,999	(130,631)	(97,632)
Rydex VIF Weakening Dollar 2x Strategy(f)	18,281	(25,181)	(6,900)	46,626	(55,196)	(8,570)
T. Rowe Price Blue Chip Growth	17,643	(18,374)	(731)	24,701	(11,256)	13,445
T. Rowe Price Capital Appreciation	20,167	(58,724)	(38,557)	22,936	(58,836)	(35,900)
T. Rowe Price Equity Income	5,956	(1,740)	4,216	9,398	(2,743)	6,655
T. Rowe Price Growth Stock	14,975	(31,279)	(16,304)	21,928	(47,989)	(26,061)
T. Rowe Price Health Sciences	55,104	(74,171)	(19,067)	84,760	(154,482)	(69,722)
T. Rowe Price Limited-Term Bond	22,986	(30,103)	(7,117)	21,082	(2,860)	18,222
T. Rowe Price Retirement 2010	4	—	4	5	(1)	4
T. Rowe Price Retirement 2015	3,335	(81)	3,254	2,046	(356)	1,690
T. Rowe Price Retirement 2020	444	(28)	416	418	(160)	258
T. Rowe Price Retirement 2025	368	(2,685)	(2,317)	527	(318)	209
T. Rowe Price Retirement 2030	882	(4,878)	(3,996)	1,910	(147)	1,763
T. Rowe Price Retirement 2035	529	(14)	515	563	(21)	542
T. Rowe Price Retirement 2040	1,590	(1,314)	276	7,226	(1,435)	5,791
T. Rowe Price Retirement 2045	79	(5)	74	68	(4)	64
T. Rowe Price Retirement 2050	17	(1)	16	16	—	16
T. Rowe Price Retirement 2055	143	(9)	134	227	(37)	190
T. Rowe Price Retirement Balanced	321	(6,010)	(5,689)	530	(1,705)	(1,175)
Templeton Developing Markets VIP Fund	112,654	(178,861)	(66,207)	169,206	(219,335)	(50,129)
Templeton Foreign VIP Fund	24,953	(63,511)	(38,558)	56,012	(147,376)	(91,364)

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Global Bond VIP Fund	29,501	(12,358)	17,143	39,869	(37,813)	2,056
Templeton Growth VIP Fund	8	(434)	(426)	13	(1)	12
Third Avenue Value	10,733	(557)	10,176	2,692	(53,831)	(51,139)
TOPS® Aggressive Growth ETF	1,194	(34)	1,160	3,321	(15)	3,306
TOPS® Balanced ETF	2,649	(6,632)	(3,983)	39,994	(6,869)	33,125
TOPS® Conservative ETF	26,181	(3,323)	22,858	12,304	(2,962)	9,342
TOPS® Growth ETF	970	(335)	635	8,793	(297)	8,496
TOPS® Moderate Growth ETF	49,955	(786)	49,169	7,733	(603)	7,130
VanEck VIP Global Gold	102,713	(32,560)	70,153	49,707	(31,352)	18,355
VanEck VIP Global Resources	22,039	(4,385)	17,654	21,192	(9,845)	11,347
Vanguard® VIF Balanced	196,887	(64,433)	132,454	104,137	(16,252)	87,885
Vanguard® VIF Capital Growth	52,337	(15,047)	37,290	9,656	(19,028)	(9,372)
Vanguard® VIF Conservative Allocation	237,022	(98,855)	138,167	109,705	(164,203)	(54,498)
Vanguard® VIF Diversified Value	49,963	(22,342)	27,621	20,010	(7,205)	12,805
Vanguard® VIF Equity Income	30,703	(42,481)	(11,778)	75,817	(50,107)	25,710
Vanguard® VIF Equity Index	95,912	(183,005)	(87,093)	231,308	(16,407)	214,901
Vanguard® VIF Global Bond Index	203,945	(4,421)	199,524	25,866	(27,263)	(1,397)
Vanguard® VIF Growth	17,277	(7,846)	9,431	28,301	(7,221)	21,080
Vanguard® VIF High Yield Bond	67,605	(29,601)	38,004	45,151	(51,432)	(6,281)
Vanguard® VIF International	54,889	(71,844)	(16,955)	66,579	(42,729)	23,850
Vanguard® VIF Mid-Cap Index	66,677	(59,391)	7,286	101,788	(100,698)	1,090
Vanguard® VIF Moderate Allocation	146,753	(78,669)	68,084	397,974	(135,679)	262,295
Vanguard® VIF Real Estate Index	52,786	(23,201)	29,585	59,938	(59,236)	702
Vanguard® VIF Short Term Investment Grade	481,743	(292,492)	189,251	275,110	(128,811)	146,299
Vanguard® VIF Small Company Growth(f)	352	(3,963)	(3,611)	669	(2,552)	(1,883)
Vanguard® VIF Total Bond Market Index	775,949	(320,454)	455,495	921,325	(170,660)	750,665
Vanguard® VIF Total International Stock Market Index	293,204	(166,388)	126,816	316,582	(92,240)	224,342
Vanguard® VIF Total Stock Market Index	612,962	(133,896)	479,066	305,129	(147,973)	157,156

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Victory RS Partners(f)	483	(913)	(430)	493	(1,180)	(687)
Victory RS Science and Technology	2,506	(4,009)	(1,503)	2,212	(2,496)	(284)
Victory RS Value	6,711	(12,961)	(6,250)	6,064	(11,943)	(5,879)
Virtus Ceredex Mid Cap Value Equity	449	(1,251)	(802)	734	(6,888)	(6,154)
Virtus Duff & Phelps Real Estate Securities Series	6,996	(458)	6,538	9,344	(7,859)	1,485
Virtus KAR Small-Cap Growth Series	4,122	(13,537)	(9,415)	38,265	(13,054)	25,211
Virtus Newfleet Multi-Sector Intermediate Bond Series	19,484	(1,072)	18,412	1,671	(34)	1,637
Virtus SGA International Growth Series	2,115	(866)	1,249	12,391	(17,766)	(5,375)
Virtus Tactical Allocation Series (c)	1,513	(3,497)	(1,984)	16,645	(9,912)	6,733
Voya MidCap Opportunities Portfolio	289	(1,586)	(1,297)	303	(121)	182
VY CBRE Global Real Estate Portfolio	8,929	(419)	8,510	2,575	(1,085)	1,490
VY CBRE Real Estate Portfolio	2,753	(2,753)	—	1,680	(1,680)	—
Western Asset Variable Global High Yield Bond	6,737	(33,815)	(27,078)	20,472	(24,269)	(3,797)

(c)	Name change. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio
2024	295,578	14.57	20.76	4,413,549	0.01	0.25	1.25	5.10	6.19
2023	305,589	13.79	19.55	4,339,295	0.01	0.25	1.45	12.05	13.14
2022	381,612	12.61	17.28	4,814,167	0.01	0.25	1.45	(19.32)	(18.49)
2021	405,423	15.63	21.20	6,319,106	0.01	0.25	1.45	29.71	31.27
2020	326,575	11.56	16.39	3,882,654	0.01	0.25	1.45	(1.47)	(0.30)
AB VPS Dynamic Asset Allocation
2024	55,707	10.00	10.42	559,907	0.01	0.25	0.75	6.38	6.87
2023	58,984	9.40	9.75	556,928	0.01	0.25	0.75	9.30	9.92
2022	84,677	8.11	8.87	730,165	0.02	0.25	1.45	(22.02)	(21.30)
2021	101,089	10.40	11.27	1,107,947	0.02	0.25	1.45	4.52	5.82
2020	96,540	9.95	10.79	1,005,526	0.02	0.25	1.45	0.30	1.51
AB VPS Relative Value Portfolio
2024	3,810	24.42	24.42	93,018	0.01	0.25	0.25	9.12	9.12
2023	4,247	22.38	22.38	94,993	0.02	0.25	0.25	8.17	8.17
2022	9,643	20.69	20.69	199,475	0.01	0.25	0.25	(7.47)	(7.47)
2021	14,793	22.36	22.36	330,673	0.01	0.25	0.25	23.81	23.81
2020	14,302	13.81	18.34	258,314	0.01	0.25	1.45	(2.06)	(0.86)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Sustainable Global Thematic Growth
2024	6,585	21.65	21.65	142,579	—	0.25	0.25	2.56	2.56
2023	6,440	21.11	21.11	135,953	0.00	0.25	0.25	11.99	11.99
2022	6,411	18.85	18.85	120,833	—	0.25	0.25	(29.48)	(29.48)
2021	614	26.73	26.73	16,408	—	0.25	0.25	18.69	18.69
2020	501	19.50	22.87	11,291	0.00	0.25	1.45	33.02	34.61
AFIS Capital World Growth and Income
2024	8,132	14.08	15.72	116,640	0.02	0.25	1.25	8.89	10.01
2023	7,592	12.93	14.29	100,114	0.02	0.25	1.45	15.65	16.84
2022	8,441	11.18	12.23	96,603	0.02	0.25	1.45	(20.99)	(20.22)
2021	9,538	14.15	15.33	138,341	0.02	0.25	1.45	9.52	10.85
2020	9,009	12.92	14.01	117,429	0.01	0.25	1.45	3.78	5.10
AFIS U.S. Government Securities
2024	56,996	6.93	7.74	437,263	0.05	0.25	1.25	(3.75)	(2.76)
2023	20,824	7.20	7.96	162,466	0.04	0.25	1.45	(1.64)	(0.62)
2022	26,471	7.32	8.01	207,854	0.02	0.25	1.45	(14.88)	(14.06)
2021	87,466	8.60	9.32	805,439	0.00	0.25	1.45	(5.18)	(4.02)
2020	386,206	9.07	9.84	3,555,550	0.03	0.25	1.45	4.61	6.03
AFIS Washington Mutual Investors
2024	46,275	17.96	20.06	864,940	0.02	0.25	1.25	13.89	15.02
2023	46,186	15.77	17.44	761,881	0.02	0.25	1.45	12.08	13.25
2022	38,611	14.07	15.40	560,909	0.02	0.25	1.45	(12.50)	(11.60)
2021	29,366	16.08	16.08	472,265	0.01	1.45	1.45	22.00	22.00
2020	32,181	13.18	14.29	424,318	0.01	0.25	1.45	3.70	5.00

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Alger Capital Appreciation (f)
2024	7,441	32.85	43.28	253,062	—	0.25	1.25	41.59	43.03
2023	8,054	23.20	30.26	192,614	—	0.25	1.45	36.87	38.24
2022	10,090	16.95	21.89	174,979	—	0.25	1.45	(39.33)	(38.70)
2021	13,490	27.94	35.71	409,319	—	0.25	1.45	13.67	15.05
2020	17,802	24.58	31.63	463,583	—	0.25	1.45	35.20	36.87
Alger Large Cap Growth
2024	26,453	14.54	14.92	393,271	—	0.25	1.25	36.91	38.28
2023	15,975	10.62	10.79	171,885	—	0.25	1.45	27.19	28.45
2022	18,763	8.35	8.40	157,761	—	0.25	1.45	(16.50)	(16.00)
Allspring Growth (f)
2024	27,801	29.41	29.41	818,796	—	0.90	0.90	24.04	24.04
2023	29,994	23.71	41.29	712,042	—	0.90	1.10	28.19	28.44
2022	31,061	18.46	32.21	574,621	—	0.90	1.10	(39.64)	(39.52)
2021	33,903	30.52	53.36	1,036,704	—	0.90	1.10	3.09	3.32
2020	36,669	29.54	51.76	1,085,114	—	0.90	1.25	42.71	43.19
Allspring International Equity VT (e)
2024	—	9.89	9.89	—	0.04	0.25	0.25	(0.20)	(0.20)
2023	4,644	9.91	9.91	46,034	0.01	0.25	0.25	11.85	11.85
2022	4,507	8.86	8.86	39,935	0.03	0.25	0.25	(14.64)	(14.64)
2021	4,374	10.38	10.38	45,434	0.01	0.25	0.25	3.49	3.49
2020	4,245	9.89	10.22	42,621	0.02	0.25	1.45	0.41	1.49
Allspring Large Cap Core
2024	42,870	21.31	29.84	920,865	—	0.90	1.25	20.53	21.01
2023	48,080	17.61	24.72	854,775	0.01	0.90	1.25	19.53	19.88
2022	50,433	14.69	17.56	747,452	0.01	0.90	1.25	(17.75)	(17.43)
2021	54,236	17.79	21.35	974,874	0.00	0.90	1.25	25.51	25.99
2020	61,715	14.12	19.94	879,936	0.01	0.90	1.25	3.59	3.90

(e)	Liquidation. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Allspring Opportunity
2024	26,677	24.20	35.47	645,336	—	0.90	1.10	10.22	10.45
2023	28,149	21.91	32.18	616,461	—	0.90	1.10	21.30	21.52
2022	32,402	18.03	26.53	585,249	—	0.90	1.10	(23.98)	(23.83)
2021	34,734	23.67	34.90	823,693	—	0.90	1.10	19.48	19.73
2020	35,874	19.77	29.21	710,566	0.00	0.90	1.25	15.87	16.29
Allspring Opportunity VT
2024	37,092	20.48	27.36	930,180	—	0.25	1.40	10.04	11.36
2023	42,441	18.57	24.57	974,569	—	0.25	1.45	21.09	22.48
2022	44,774	15.32	20.06	849,247	—	0.25	1.45	(24.08)	(23.32)
2021	55,937	20.18	26.16	1,407,980	0.00	0.25	1.45	19.34	20.78
2020	74,054	16.91	22.26	1,581,613	0.00	0.25	1.45	15.74	17.16
Allspring Small Company Value
2024	373,417	13.42	13.57	5,066,099	0.01	0.90	1.10	3.87	4.06
2023	404,716	12.92	13.04	5,275,463	0.01	0.90	1.10	10.52	10.79
2022	354,096	11.69	11.77	4,166,378	—	0.90	1.10	(15.66)	(15.45)
2021	384,152	13.86	13.92	5,348,332	0.00	0.90	1.10	31.37	31.57
2020	447,299	10.53	10.58	4,731,057	0.00	0.90	1.25	(2.32)	(1.95)
Allspring VT Discovery All Cap Growth Fund
2024	8,287	23.15	23.15	191,820	—	1.25	1.25	15.92	15.92
2023	8,057	19.97	19.97	160,872	—	1.45	1.45	27.60	27.60
2022	9,173	15.65	15.65	143,454	—	1.45	1.45	(39.78)	(39.78)
2021	8,950	25.99	25.99	232,514	—	1.45	1.45	9.94	9.94
2020	11,619	23.64	29.85	274,515	—	0.25	1.45	36.96	38.58
ALPS/Alerian Energy Infrastructure
2024	23,972	11.90	13.46	303,505	0.04	0.25	1.25	34.77	36.10
2023	26,623	8.83	9.89	249,166	0.03	0.25	1.45	9.15	10.26
2022	27,905	8.09	8.97	236,282	0.05	0.25	1.45	12.52	13.54
2021	30,614	7.19	7.90	228,960	0.02	0.25	1.45	31.68	33.45
2020	45,703	5.46	6.01	254,151	0.02	0.25	1.45	(28.44)	(27.50)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century Diversified Bond
2024	29,466	7.03	7.03	206,890	0.04	0.90	0.90	(2.77)	(2.77)
2023	26,247	7.23	7.23	189,603	0.05	0.90	0.90	1.12	1.12
2022	13,403	7.15	7.15	95,822	0.01	0.90	0.90	(17.53)	(17.53)
2021	45,059	8.67	8.67	390,366	0.01	0.90	0.90	(4.83)	(4.83)
2020	35,430	9.11	9.11	322,378	0.01	0.90	0.90	3.64	3.64
American Century Equity Income
2024	381,208	17.31	22.40	8,466,480	0.02	0.90	1.25	5.61	6.02
2023	429,255	16.39	21.17	8,988,444	0.02	0.90	1.25	(0.67)	(0.29)
2022	475,359	16.50	20.99	9,988,134	0.02	0.90	1.25	(7.41)	(7.08)
2021	585,205	17.82	22.59	13,229,010	0.02	0.90	1.25	11.65	12.05
2020	650,937	15.96	20.52	13,137,824	0.02	0.90	1.25	(3.39)	(3.08)
American Century Heritage
2024	61,653	30.98	42.70	1,936,245	—	0.90	1.25	19.37	19.75
2023	70,041	25.87	35.72	1,827,914	—	0.90	1.10	15.41	15.70
2022	74,056	22.36	30.95	1,658,363	—	0.90	1.10	(31.15)	(31.03)
2021	105,535	32.42	44.95	3,487,857	—	0.90	1.10	6.37	6.57
2020	98,395	30.42	42.26	3,004,275	—	0.90	1.25	36.29	36.78
American Century International Bond (e)
2024	—	4.91	4.91	—	—	0.90	0.90	(0.81)	(0.81)
2023	17,068	4.95	4.95	84,440	—	0.90	0.90	(3.13)	(3.13)
2022	2,938	5.11	5.11	15,000	—	0.90	0.90	(23.16)	(23.16)
2021	1,108	6.65	6.65	7,366	—	0.90	0.90	(10.86)	(10.86)
2020	1,279	7.46	7.46	9,533	0.02	0.90	0.90	5.22	5.22

(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century International Growth
2024	432,946	10.00	14.67	4,418,978	0.01	0.90	1.25	(2.31)	(1.96)
2023	455,661	10.20	14.99	4,759,532	—	0.90	1.25	7.45	7.82
2022	502,643	9.46	10.87	4,886,804	0.00	0.90	1.25	(28.30)	(28.06)
2021	499,873	13.15	15.16	6,732,003	0.00	0.90	1.25	3.62	4.03
2020	519,843	12.64	18.70	6,779,904	—	0.90	1.25	20.02	20.50
American Century Select
2024	154,444	26.05	37.57	4,075,998	—	0.90	1.25	20.58	20.99
2023	181,962	21.53	31.11	3,964,275	—	0.90	1.25	33.74	34.23
2022	172,754	16.04	19.80	2,779,225	—	0.90	1.25	(32.03)	(31.80)
2021	159,577	23.52	29.13	3,757,042	—	0.90	1.25	19.68	20.12
2020	174,537	19.58	28.48	3,432,438	—	0.90	1.25	28.04	28.48
American Century Strategic Allocation: Aggressive
2024	78,800	15.88	16.47	1,297,440	0.01	0.90	1.10	8.17	8.43
2023	89,629	14.68	15.19	1,361,279	0.02	0.90	1.10	10.46	10.63
2022	86,149	13.29	13.73	1,182,256	0.01	0.90	1.10	(19.06)	(18.90)
2021	75,097	16.42	16.93	1,270,485	0.01	0.90	1.10	10.13	10.37
2020	82,861	14.59	15.34	1,270,354	0.00	0.90	1.25	13.10	13.55
American Century Strategic Allocation: Conservative
2024	44,781	11.23	11.65	521,840	0.02	0.90	1.10	3.12	3.37
2023	58,585	10.89	11.27	660,468	0.02	0.90	1.10	5.73	5.92
2022	69,713	10.30	10.64	741,775	0.02	0.90	1.10	(16.60)	(16.42)
2021	76,437	12.35	12.73	972,891	0.01	0.90	1.10	4.75	4.95
2020	94,007	11.54	12.13	1,140,002	0.01	0.90	1.25	8.36	8.69
American Century Strategic Allocation: Moderate
2024	271,649	13.65	14.16	3,841,684	0.02	0.90	1.10	5.65	5.83
2023	283,594	12.92	13.38	3,789,128	0.02	0.90	1.10	8.30	8.60
2022	305,161	11.93	12.32	3,756,819	0.01	0.90	1.10	(18.34)	(18.19)
2021	347,089	14.61	15.06	5,222,406	0.01	0.90	1.10	7.66	7.88
2020	386,679	13.28	13.96	5,393,933	0.01	0.90	1.25	10.94	11.32

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century Ultra®
2024	22,282	44.87	44.87	997,657	—	0.90	0.90	24.22	24.22
2023	21,517	36.12	36.12	775,460	—	0.90	0.90	37.50	37.50
2022	22,266	26.27	26.27	583,642	—	0.90	0.90	(35.18)	(35.18)
2021	23,555	40.53	40.53	952,836	—	0.90	0.90	18.20	18.20
2020	19,693	34.29	34.29	673,845	—	0.90	0.90	43.65	43.65
American Funds IS® Asset Allocation
2024	1,686,974	14.12	15.77	25,483,972	0.02	0.25	1.25	11.27	12.40
2023	1,476,615	12.69	14.03	19,815,174	0.02	0.25	1.45	9.21	10.39
2022	1,599,046	11.62	12.71	19,531,050	0.01	0.25	1.45	(17.24)	(16.44)
2021	2,045,916	14.04	15.21	30,163,919	0.01	0.25	1.25	9.86	11.18
2020	1,850,336	12.78	13.85	24,611,418	0.02	0.25	1.45	7.21	8.54
American Funds IS® Capital World Bond
2024	267,688	5.87	6.56	1,686,872	0.02	0.25	1.25	(7.41)	(6.42)
2023	327,851	6.34	7.01	2,218,609	—	0.25	1.45	1.44	2.49
2022	355,230	6.25	6.84	2,355,477	0.00	0.25	1.45	(21.19)	(20.47)
2021	393,157	7.93	8.60	3,293,883	0.01	0.25	1.45	(9.37)	(8.12)
2020	991,838	8.75	9.48	9,095,196	0.01	0.25	1.45	4.92	6.04
American Funds IS® Global Growth
2024	696,095	17.57	19.62	13,100,166	0.01	0.25	1.25	8.59	9.73
2023	763,044	16.18	17.88	13,147,101	0.01	0.25	1.45	17.25	18.41
2022	764,598	13.80	15.10	11,181,371	0.00	0.25	1.45	(28.05)	(27.30)
2021	854,288	19.18	20.77	17,270,666	0.00	0.25	1.45	11.12	12.39
2020	786,401	17.26	18.71	14,210,435	0.00	0.25	1.45	24.44	25.99
American Funds IS® Global Small Capitalization
2024	72,184	10.87	12.14	850,636	0.01	0.25	1.25	(2.16)	(1.14)
2023	50,880	11.11	12.28	602,015	0.00	0.25	1.45	10.99	12.04
2022	44,218	10.01	10.96	464,923	—	0.25	1.45	(32.64)	(31.93)
2021	44,562	14.86	16.10	692,265	—	0.25	1.45	1.78	3.01
2020	13,903	14.60	15.82	205,015	0.00	0.25	1.45	23.73	25.26

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth
2024	152,100	30.74	34.32	4,949,357	—	0.25	1.25	25.83	27.11
2023	147,429	24.43	27.00	3,785,360	0.00	0.25	1.45	32.41	33.73
2022	145,693	18.45	20.19	2,755,323	0.00	0.25	1.45	(33.03)	(32.34)
2021	150,201	27.55	29.84	4,208,923	0.00	0.25	1.45	16.39	17.80
2020	137,685	23.67	25.65	3,292,726	0.00	0.25	1.45	45.13	46.82
American Funds IS® Growth-Income
2024	1,511,578	20.95	23.39	33,883,172	0.01	0.25	1.25	18.76	19.95
2023	1,516,996	17.64	19.50	28,485,449	0.01	0.25	1.45	20.57	21.80
2022	1,628,040	14.63	16.01	25,143,422	0.01	0.25	1.45	(20.14)	(19.35)
2021	1,771,693	18.32	19.85	34,085,570	0.01	0.25	1.45	18.42	19.87
2020	1,536,458	15.47	16.77	24,816,222	0.01	0.25	1.45	8.26	9.61
American Funds IS® International
2024	792,748	8.72	9.73	7,441,385	0.01	0.25	1.25	(1.36)	(0.41)
2023	696,324	8.84	9.77	6,577,194	0.01	0.25	1.45	10.78	11.91
2022	686,051	7.98	8.73	5,812,644	0.01	0.25	1.45	(24.29)	(23.56)
2021	559,252	10.54	11.42	6,226,898	0.02	0.25	1.45	(5.98)	(4.83)
2020	545,375	11.21	12.15	6,412,804	0.00	0.25	1.45	8.73	9.95
American Funds IS® International Growth and Income
2024	64,827	8.44	9.43	597,621	0.02	0.25	1.25	(1.17)	(0.11)
2023	59,732	8.54	9.44	551,196	0.03	0.25	1.45	10.77	11.98
2022	37,206	7.71	8.43	301,591	0.02	0.25	1.45	(19.01)	(18.23)
2021	43,679	9.52	10.31	436,509	0.04	0.25	1.45	0.53	1.68
2020	12,586	9.47	10.27	121,310	0.01	0.25	1.45	1.07	2.39
American Funds IS® Mortgage
2024	5,929	7.70	7.70	45,712	0.05	0.25	0.25	(2.90)	(2.90)
2023	5,265	7.18	7.93	41,800	0.03	0.25	1.45	(0.69)	0.13
2022	7,886	7.23	7.92	62,019	0.01	0.25	1.45	(13.93)	(12.97)
2021	32,111	8.40	9.10	291,786	0.00	0.25	1.45	(5.08)	(4.01)
2020	30,503	8.85	9.60	288,642	0.02	0.25	1.45	1.72	3.00

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® New World
2024	421,420	10.33	11.53	4,746,877	0.01	0.25	1.25	1.97	2.95
2023	420,078	10.13	11.20	4,598,804	0.01	0.25	1.45	10.83	12.00
2022	386,722	9.14	10.00	3,782,521	0.01	0.25	1.45	(25.51)	(24.76)
2021	359,350	12.27	13.29	4,664,407	0.01	0.25	1.45	0.08	1.30
2020	246,178	12.26	13.29	3,159,342	0.00	0.25	1.45	17.88	19.30
AMG River Road Mid Cap Value
2024	79,021	22.64	23.48	1,853,940	—	0.90	1.10	8.95	9.21
2023	87,847	20.78	21.50	1,887,337	0.00	0.90	1.10	17.73	17.94
2022	90,510	17.65	18.23	1,648,248	0.01	0.90	1.10	(11.97)	(11.80)
2021	92,199	20.05	20.67	1,903,475	0.00	0.90	1.10	26.66	26.89
2020	102,231	15.49	16.29	1,662,918	0.00	0.90	1.25	(0.51)	(0.12)
Ariel®
2024	111,699	23.07	26.37	2,600,392	—	0.90	1.10	7.28	7.55
2023	123,016	21.45	24.58	2,661,698	0.00	0.90	1.10	11.17	11.37
2022	132,154	19.26	22.11	2,567,033	0.00	0.90	1.10	(22.07)	(21.90)
2021	164,903	24.66	28.37	4,101,007	0.00	0.90	1.10	25.14	25.37
2020	180,815	16.01	22.67	3,582,278	0.00	0.90	1.25	5.40	5.75
Baron Asset
2024	21,687	23.51	23.51	509,742	—	0.90	0.90	6.24	6.24
2023	33,186	22.13	22.13	734,175	—	0.90	0.90	12.56	12.56
2022	33,003	19.66	19.66	648,587	—	0.90	0.90	(28.85)	(28.85)
2021	32,630	27.63	27.63	901,436	—	0.90	0.90	9.56	9.56
2020	35,119	25.22	25.22	885,472	—	0.90	0.90	27.89	27.89
BlackRock Advantage Large Cap Core V.I.
2024	32,337	23.93	30.65	938,299	0.01	0.25	1.25	19.89	21.10
2023	22,518	19.96	25.31	532,320	0.00	0.25	1.45	19.74	20.93
2022	30,635	16.67	20.93	612,174	0.01	0.25	1.45	(23.46)	(22.71)
2021	14,715	21.78	27.08	363,352	0.00	0.25	1.45	22.50	23.99
2020	8,899	17.78	22.26	172,053	0.01	0.25	1.45	14.27	15.70

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Advantage Small Cap Growth
2024	7,923	19.82	19.82	157,039	—	0.90	0.90	9.44	9.44
2023	9,084	18.11	18.11	164,564	0.00	0.90	0.90	13.90	13.90
2022	8,814	15.90	15.90	140,122	0.01	0.90	0.90	(28.02)	(28.02)
2021	6,570	22.09	22.09	145,120	—	0.90	0.90	(0.63)	(0.63)
2020	11,071	22.23	22.23	246,109	—	0.90	0.90	28.05	28.05
BlackRock Basic Value V.I.
2024	14,744	15.01	20.11	274,217	0.02	0.25	1.25	5.41	6.57
2023	13,414	14.24	18.87	237,876	0.02	0.25	1.45	11.42	12.52
2022	13,067	12.78	16.77	206,342	0.01	0.25	1.45	(9.04)	(8.16)
2021	12,184	14.05	18.26	209,343	0.01	0.25	1.45	16.02	17.43
2020	10,437	12.11	15.84	151,801	0.02	0.25	1.45	(1.38)	(0.19)
BlackRock Capital Appreciation V.I.
2024	22,331	30.43	35.58	787,967	—	0.25	1.25	26.37	27.66
2023	23,250	24.08	27.87	643,152	—	0.25	1.45	42.49	43.88
2022	16,569	16.90	19.37	317,934	—	0.25	1.45	(40.39)	(39.79)
2021	5,903	28.35	32.17	185,349	—	0.25	1.45	15.62	17.02
2020	9,391	24.52	28.01	258,055	—	0.25	1.45	35.32	36.97
BlackRock Equity Dividend
2024	28,014	19.74	19.74	552,622	0.02	0.90	0.90	5.39	5.39
2023	30,733	18.73	18.73	575,512	0.02	0.90	0.90	8.08	8.08
2022	30,528	17.33	17.33	528,951	0.01	0.90	0.90	(7.87)	(7.87)
2021	45,358	18.81	18.81	852,805	0.01	0.90	0.90	15.47	15.47
2020	47,174	16.29	16.29	768,020	0.02	0.90	0.90	(0.31)	(0.31)
BlackRock Equity Dividend V.I.
2024	638,064	16.59	21.64	10,801,122	0.02	0.25	1.25	5.13	6.18
2023	674,400	15.78	20.38	10,826,540	0.02	0.25	1.45	7.35	8.40
2022	646,850	14.70	18.80	9,591,537	0.01	0.25	1.45	(8.13)	(7.16)
2021	588,523	16.00	20.25	9,428,956	0.01	0.25	1.45	15.11	16.51
2020	535,564	13.67	17.71	7,376,401	0.02	0.25	1.45	(1.00)	0.23

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Global Allocation
2024	6,980	12.18	12.18	84,859	0.01	0.90	0.90	4.82	4.82
2023	9,674	11.62	11.62	112,250	0.01	0.90	0.90	8.09	8.09
2022	15,853	10.75	10.75	170,348	—	0.90	0.90	(19.23)	(19.23)
2021	5,656	13.31	13.31	75,183	0.01	0.90	0.90	2.31	2.31
2020	6,575	13.01	13.01	85,391	0.00	0.90	0.90	16.16	16.16
BlackRock Global Allocation V.I.
2024	203,484	10.97	12.54	2,311,943	0.01	0.25	1.25	4.38	5.47
2023	223,807	10.51	11.89	2,425,056	0.02	0.25	1.45	7.79	8.88
2022	252,052	9.75	10.92	2,519,566	—	0.25	1.45	(19.55)	(18.75)
2021	247,070	12.12	13.44	3,049,772	0.01	0.25	1.45	1.76	2.99
2020	271,763	11.91	13.29	3,274,665	0.01	0.25	1.45	15.41	16.78
BlackRock High Yield V.I.
2024	564,102	10.36	11.87	6,028,402	0.06	0.25	1.25	3.29	4.40
2023	763,837	10.03	11.37	7,787,111	0.09	0.25	1.45	8.20	9.33
2022	625,237	9.27	10.40	5,886,223	0.05	0.25	1.45	(14.25)	(13.41)
2021	819,815	10.81	12.01	8,946,433	0.04	0.25	1.45	0.65	1.87
2020	572,723	10.71	11.97	6,171,324	0.06	0.25	1.45	2.38	3.55
BlackRock International Dividend (e)
2024	—	11.58	11.58	—	0.03	0.90	0.90	(0.94)	(0.94)
2023	18,571	11.69	11.69	217,067	0.02	0.90	0.90	11.02	11.02
2022	8,892	10.53	10.53	93,725	0.01	0.90	0.90	(13.76)	(13.76)
2021	11,733	12.21	12.21	143,320	0.02	0.90	0.90	8.82	8.82
2020	7,973	11.22	11.22	89,482	0.01	0.90	0.90	4.66	4.66

(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Large Cap Focus Growth V.I.
2024	3,456	32.34	41.19	142,360	—	0.25	1.25	25.89	27.17
2023	47,453	25.69	32.39	1,288,462	—	0.25	1.45	46.13	47.63
2022	5,808	17.58	21.94	127,478	—	0.25	1.45	(40.81)	(40.22)
2021	7,384	29.70	36.70	242,659	—	0.25	1.25	12.63	14.01
2020	6,305	26.37	32.80	179,994	—	0.25	1.45	37.20	38.81
BNY Mellon Appreciation
2024	334,290	21.77	27.77	7,400,819	—	0.90	1.25	7.76	8.09
2023	365,056	20.14	25.74	7,488,396	0.01	0.90	1.25	16.36	16.75
2022	372,230	17.25	19.38	6,527,252	0.01	0.90	1.25	(21.35)	(21.05)
2021	410,865	21.85	24.64	9,081,142	0.00	0.90	1.25	21.74	22.20
2020	424,212	17.88	23.00	7,751,142	0.01	0.90	1.25	18.78	19.27
BNY Mellon Dynamic Value
2024	179,680	25.97	39.09	5,325,262	0.01	0.90	1.25	10.98	11.34
2023	190,680	23.40	35.17	5,058,753	0.01	0.90	1.25	7.88	8.27
2022	197,081	21.69	24.18	4,811,360	0.01	0.90	1.25	(1.50)	(1.14)
2021	165,768	22.02	24.46	4,144,289	0.01	0.90	1.25	27.80	28.26
2020	173,747	17.23	25.77	3,354,168	0.01	0.90	1.25	(0.69)	(0.31)
BNY Mellon IP MidCap Stock
2024	162,449	14.79	14.79	2,398,783	0.01	0.75	0.75	8.19	8.19
2023	152,525	13.67	13.67	2,081,551	0.01	0.75	0.75	13.63	13.63
2022	239,506	12.03	12.03	2,877,526	0.00	0.75	0.75	(17.38)	(17.38)
2021	394,756	14.56	14.56	5,744,015	0.00	0.75	0.75	20.93	20.93
2020	316,378	12.04	12.04	3,805,893	0.01	0.75	0.75	3.88	3.88
BNY Mellon IP Small Cap Stock Index
2024	511,481	16.01	22.72	8,786,938	0.01	0.25	1.25	3.41	4.53
2023	530,603	15.40	21.74	8,690,493	0.01	0.25	1.45	10.61	11.72
2022	503,837	14.04	19.17	7,350,166	0.01	0.25	1.45	(20.09)	(19.28)
2021	500,013	17.57	24.12	8,890,587	0.01	0.25	1.45	20.67	22.13
2020	452,522	14.20	19.75	6,608,653	0.01	0.25	1.45	5.74	7.05

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon IP Technology Growth
2024	515,655	30.40	42.06	21,067,907	—	0.25	1.35	20.02	21.36
2023	476,885	25.31	34.84	16,376,270	—	0.25	1.45	52.24	53.95
2022	442,447	16.61	20.37	9,930,805	—	0.25	1.45	(48.72)	(48.22)
2021	477,385	32.39	39.34	20,742,158	—	0.25	1.45	7.72	9.04
2020	471,784	30.07	40.69	18,700,260	0.00	0.25	1.45	62.19	64.16
BNY Mellon Opportunistic Midcap Value
2024	105,860	23.65	39.34	2,689,388	—	0.90	1.25	6.34	6.70
2023	104,647	22.24	36.94	2,471,817	0.01	0.90	1.25	7.65	8.06
2022	102,963	20.66	21.70	2,246,672	0.00	0.90	1.25	(11.82)	(11.50)
2021	109,159	23.43	24.52	2,684,051	0.00	0.90	1.25	10.94	11.30
2020	118,604	21.12	34.92	2,618,842	0.00	0.90	1.25	13.85	14.26
BNY Mellon Stock Index
2024	1,536	24.57	32.89	50,629	—	0.25	1.25	19.16	20.34
2023	6,909	20.62	27.33	176,616	0.01	0.25	1.45	20.37	21.63
2022	1,820	22.47	22.47	41,024	0.02	0.25	0.25	(21.13)	(21.13)
2021	1,954	21.93	28.49	55,819	0.00	0.25	1.45	22.51	24.03
2020	7,135	17.90	23.32	162,959	0.01	0.25	1.45	12.58	13.92
BNY Mellon VIF Appreciation
2024	274,190	20.54	25.68	5,631,619	—	0.25	1.25	7.75	8.86
2023	330,534	18.96	23.59	6,299,803	0.00	0.25	1.45	15.69	16.84
2022	314,001	16.51	20.19	5,138,973	0.00	0.25	1.45	(21.64)	(20.85)
2021	337,319	20.71	25.51	7,006,865	0.00	0.25	0.75	22.11	22.70
2020	313,594	16.96	21.11	5,328,880	0.01	0.25	1.45	17.99	19.40
Calamos® Growth
2024	330,630	29.34	36.01	9,799,483	—	0.90	1.10	26.89	27.18
2023	367,532	23.07	28.38	8,560,614	—	0.90	1.10	32.06	32.36
2022	404,966	17.43	21.49	7,124,514	—	0.90	1.10	(35.98)	(35.90)
2021	416,324	27.19	33.57	11,409,195	—	0.90	1.10	18.29	18.58
2020	447,975	19.85	28.38	10,348,347	—	0.90	1.25	27.33	27.81

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Calamos® Growth and Income
2024	375,768	20.91	28.48	9,807,295	0.01	0.90	1.25	15.63	16.04
2023	410,238	18.02	24.60	9,249,045	0.01	0.90	1.10	15.49	15.74
2022	423,807	19.82	21.30	8,246,271	0.01	0.90	1.10	(21.75)	(21.60)
2021	438,519	25.28	27.22	10,893,442	0.00	0.90	1.10	16.23	16.50
2020	409,322	17.05	23.42	8,674,810	0.01	0.90	1.25	17.31	17.74
Calamos® High Income Opportunities
2024	31,105	10.59	11.29	351,440	0.07	0.90	1.25	3.22	3.58
2023	30,771	10.26	10.90	335,061	0.05	0.90	1.25	7.55	8.03
2022	48,125	9.54	10.09	483,272	0.06	0.90	1.25	(14.05)	(13.83)
2021	35,842	11.10	11.71	419,033	0.05	0.90	1.25	2.02	2.36
2020	39,242	10.88	11.44	448,211	0.05	0.90	1.25	0.37	0.79
ClearBridge Small Cap Growth
2024	—	19.51	19.51	—	—	0.90	0.90	0.10	0.10
2023	1,049	19.49	19.49	20,439	—	0.90	0.90	4.50	4.50
2022	1,018	18.65	18.65	18,987	—	0.90	0.90	(31.53)	(31.53)
2021	989	27.24	27.24	26,919	—	0.90	0.90	7.63	7.63
2020	960	25.31	25.31	24,278	—	0.90	0.90	37.93	37.93
ClearBridge Variable Growth (c)
2024	254,625	17.30	19.63	4,965,231	—	0.75	1.35	7.65	8.21
2023	292,183	16.07	18.14	5,257,229	0.00	0.75	1.35	18.86	19.58
2022	314,374	13.52	15.17	4,744,827	—	0.75	1.35	(29.73)	(29.24)
2021	350,392	19.24	21.44	7,481,961	0.00	0.75	1.35	5.37	5.98
2020	539,789	18.26	20.23	10,635,452	0.00	0.75	1.35	12.72	13.33

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Small Cap Growth
2024	189,955	20.56	23.48	4,403,803	—	0.75	1.35	0.05	0.64
2023	279,473	20.55	23.33	6,346,937	—	0.75	1.35	3.79	4.43
2022	312,778	19.80	22.34	6,764,918	—	0.75	1.35	(31.87)	(31.47)
2021	322,798	29.06	32.60	10,174,791	—	0.75	1.35	7.79	8.49
2020	362,282	26.96	30.05	10,545,530	—	0.75	1.35	37.13	37.97
Delaware VIP Global Equity (d)
2024	—	15.85	15.85	—	0.08	0.25	0.25	6.38	6.38
2023	8,681	14.90	14.90	129,359	0.02	0.25	0.25	10.45	10.45
2022	9,181	13.49	13.49	123,863	0.04	0.25	0.25	(14.13)	(14.13)
2021	9,644	15.71	15.71	151,520	0.01	0.25	0.25	13.18	13.18
2020	2,506	11.90	14.14	34,782	0.02	0.25	1.45	(1.41)	(0.14)
Delaware VIP Real Estate Securities (e)
2024	—	10.69	13.94	—	0.06	0.25	1.25	(9.79)	(9.48)
2023	3,862	11.85	15.40	50,272	0.02	0.25	1.45	4.96	5.99
2022	3,766	11.29	14.53	46,550	0.01	0.25	1.45	(28.00)	(27.28)
2021	3,188	15.68	19.98	53,190	0.01	0.25	1.45	37.42	39.14
2020	4,665	11.41	14.64	55,409	0.02	0.25	1.45	(7.39)	(6.21)
Dimensional VA Equity Allocation
2024	132,483	15.06	15.06	1,995,782	0.02	0.25	0.25	11.47	11.47
2023	121,187	13.51	13.51	1,638,517	0.03	0.25	0.25	16.27	16.27
2022	45,580	11.62	11.62	529,647	0.02	0.25	0.25	(16.40)	(16.40)
2021	41,859	13.90	13.90	582,038	0.03	0.25	0.25	20.35	20.35
2020	22,472	11.27	11.58	259,678	0.01	0.25	1.85	6.82	8.53

(d)	Merger. See Note 1.
(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA Global Bond Portfolio
2024	296,073	6.92	7.76	2,297,220	0.05	0.25	1.65	0.58	1.97
2023	265,559	6.88	7.61	2,019,594	0.04	0.25	1.85	0.29	1.74
2022	244,894	6.86	7.48	1,831,415	0.02	0.25	1.85	(10.56)	(9.33)
2021	113,581	7.67	8.25	936,204	0.01	0.25	1.85	(5.77)	(4.29)
2020	40,574	8.14	8.75	348,673	0.00	0.25	1.85	(3.33)	(1.80)
Dimensional VA Global Moderate Allocation
2024	36,126	12.89	12.89	465,659	0.02	0.25	0.25	8.41	8.41
2023	51,897	11.89	11.89	617,121	0.03	0.25	0.25	11.02	11.02
2022	54,905	10.71	10.71	587,909	0.02	0.25	0.25	(13.77)	(13.77)
2021	33,270	12.42	12.42	413,498	0.03	0.25	0.25	10.50	10.50
2020	—	10.97	11.27	—	—	0.25	1.85	5.99	7.74
Dimensional VA International Small Portfolio
2024	228,592	11.21	13.98	3,140,928	0.04	0.25	1.65	(0.97)	0.50
2023	200,621	11.32	13.91	2,740,671	0.03	0.25	1.85	8.95	10.48
2022	170,254	10.39	12.59	2,101,310	0.03	0.25	1.85	(21.35)	(20.32)
2021	132,844	13.21	15.80	2,049,035	0.04	0.25	1.65	9.08	10.96
2020	49,975	12.11	14.46	665,782	0.02	0.25	1.85	4.22	5.86
Dimensional VA International Value Portfolio
2024	312,211	10.53	12.87	3,983,777	0.04	0.25	1.65	1.74	3.21
2023	303,937	10.35	12.47	3,759,891	0.06	0.25	1.85	12.50	14.09
2022	208,890	9.20	10.93	2,256,773	0.05	0.25	1.85	(7.82)	(6.58)
2021	107,165	9.98	11.70	1,231,337	0.05	0.25	1.65	12.51	14.37
2020	53,842	8.87	10.39	536,046	0.01	0.25	1.85	(6.43)	(4.94)
Dimensional VA Short-Term Fixed Portfolio
2024	891,238	6.74	7.63	6,797,678	0.06	0.25	1.65	0.60	2.01
2023	645,305	6.70	7.48	4,807,316	0.05	0.25	1.85	0.15	1.63
2022	385,273	6.69	7.36	2,820,228	0.02	0.25	1.85	(5.64)	(4.29)
2021	162,616	7.09	7.69	1,247,891	0.00	0.25	1.85	(4.83)	(3.39)
2020	46,315	7.45	8.08	366,704	0.00	0.25	1.85	(4.24)	(2.65)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA U.S. Large Value Portfolio
2024	333,001	16.14	23.44	7,478,337	0.02	0.25	1.65	8.25	9.74
2023	315,423	14.91	21.36	6,454,232	0.02	0.25	1.85	5.82	7.40
2022	262,948	14.09	19.59	4,979,240	0.02	0.25	1.85	(9.16)	(7.90)
2021	188,530	15.51	21.60	3,842,822	0.02	0.25	1.65	20.98	23.01
2020	155,317	12.82	17.56	2,534,036	0.02	0.25	1.85	(6.08)	(4.57)
Dimensional VA U.S. Targeted Value Portfolio
2024	153,311	16.91	24.61	3,618,856	0.01	0.25	1.65	3.24	4.68
2023	168,557	16.38	23.51	3,758,695	0.02	0.25	1.85	14.55	16.21
2022	170,859	14.30	20.23	3,117,552	0.01	0.25	1.85	(8.51)	(7.29)
2021	121,156	15.63	21.82	2,491,539	0.02	0.25	1.65	33.02	35.28
2020	89,465	11.75	16.38	1,317,411	0.02	0.25	1.85	(0.93)	0.61
DWS Capital Growth VIP (e)
2024	—	36.88	36.88	—	—	0.25	0.25	15.94	15.94
2023	1,552	31.81	31.81	49,387	—	0.25	0.25	33.77	33.77
2022	1,510	23.78	23.78	35,904	—	0.25	0.25	(33.09)	(33.09)
2021	1,838	35.54	35.54	65,306	—	0.25	0.25	18.51	18.51
2020	1,796	24.64	30.55	53,821	0.00	0.25	1.45	32.69	34.23
DWS Core Equity VIP (e)
2024	—	23.38	30.80	—	0.01	0.25	1.25	12.57	13.07
2023	5,276	20.77	20.77	109,726	0.01	1.25	1.45	19.99	19.99
2022	5,131	17.31	17.31	88,944	0.00	1.45	1.45	(19.23)	(19.23)
2021	4,990	21.43	21.43	107,084	0.00	1.45	1.45	19.52	19.52
2020	4,844	17.93	23.21	86,972	0.01	0.25	1.45	10.61	11.96

(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
DWS CROCI® U.S. VIP (e)
2024	—	11.78	15.04	—	0.02	0.25	1.25	7.97	8.44
2023	647	13.87	13.87	8,979	0.01	0.25	0.25	16.55	16.55
2022	753	11.90	11.90	8,965	0.01	0.25	0.25	(18.38)	(18.38)
2021	775	14.58	14.58	11,295	0.02	0.25	0.25	22.21	22.21
2020	935	9.69	12.15	11,152	0.02	0.25	1.45	(16.25)	(15.27)
DWS Global Small Cap VIP (e)
2024	—	10.01	12.23	—	0.02	0.25	1.25	(2.15)	(1.61)
2023	9,290	10.23	12.43	111,274	0.01	0.25	1.45	19.09	20.21
2022	8,728	8.59	10.34	86,990	0.00	0.25	1.45	(27.39)	(26.67)
2021	3,922	11.83	14.10	51,153	0.00	0.25	1.45	9.64	11.02
2020	3,809	10.79	12.94	44,993	0.01	0.25	1.45	11.81	13.21
DWS High Income VIP (e)
2024	—	9.44	10.74	—	0.06	0.25	1.25	0.21	0.66
2023	11,168	9.42	10.67	114,872	0.07	0.25	1.45	6.44	7.45
2022	22,199	8.85	9.93	216,726	0.05	0.25	1.45	(13.15)	(12.28)
2021	27,657	10.19	11.32	308,514	0.00	0.25	1.45	(0.78)	0.53
2020	998	10.27	11.44	11,245	0.05	0.25	1.45	1.18	2.42
DWS International Growth VIP (e)
2024	—	12.01	12.01	—	0.02	0.25	0.25	6.10	6.10
2023	770	11.32	11.32	8,750	0.01	0.25	0.25	12.08	12.08
2022	903	10.10	10.10	9,144	0.01	0.25	0.25	(31.01)	(31.01)
2021	929	14.64	14.64	13,625	0.00	0.25	0.25	4.42	4.42
2020	1,121	13.54	14.28	15,739	0.01	0.25	1.45	16.93	18.31

(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
DWS Small Mid Cap Value VIP
2024	4,786	11.83	14.40	66,887	0.01	0.25	1.25	1.37	2.42
2023	4,806	11.67	14.06	65,745	0.01	0.25	1.45	9.89	10.97
2022	2,591	10.62	12.67	31,336	0.00	0.25	1.45	(19.67)	(18.83)
2021	2,314	13.22	15.61	35,007	0.00	0.25	1.45	24.37	25.89
2020	1,027	10.63	12.63	10,905	0.01	0.25	1.45	(5.43)	(4.32)
Eaton Vance VT Floating-Rate Income
2024	499,937	9.18	10.26	4,652,410	0.08	0.25	1.25	3.15	4.27
2023	456,341	8.90	9.84	4,120,991	0.07	0.25	1.45	6.59	7.66
2022	451,099	8.35	9.14	3,824,315	0.04	0.25	1.45	(6.81)	(5.87)
2021	489,492	8.96	9.71	4,421,594	0.03	0.25	1.45	(0.88)	0.31
2020	212,622	9.04	9.80	1,939,202	0.02	0.25	1.45	(2.48)	(1.31)
Federated Hermes Corporate Bond
2024	569,244	9.72	10.37	5,890,985	0.04	0.90	1.25	(1.92)	(1.52)
2023	520,526	9.91	10.53	5,473,275	0.04	0.90	1.25	3.34	3.74
2022	617,278	9.59	10.15	6,264,892	0.03	0.90	1.25	(18.24)	(17.95)
2021	597,778	11.73	12.37	7,386,684	0.03	0.90	1.25	(4.17)	(3.81)
2020	632,999	12.24	12.86	8,140,764	0.04	0.90	1.25	4.26	4.64
Federated Hermes Fund for U.S. Government Securities II
2024	246,515	6.36	7.75	1,601,764	0.04	0.25	1.45	(3.93)	(2.64)
2023	302,591	6.62	7.96	2,068,699	0.03	0.25	1.45	(0.30)	0.89
2022	323,666	6.64	7.89	2,219,013	0.02	0.25	1.45	(16.37)	(15.43)
2021	339,818	7.94	9.33	2,820,811	0.02	0.25	1.45	(6.37)	(5.09)
2020	669,476	8.48	10.11	5,826,857	0.03	0.25	1.45	0.57	1.92
Federated Hermes High Income Bond II
2024	230,994	9.68	14.31	3,297,469	0.06	0.25	1.35	1.27	2.45
2023	271,467	9.55	14.13	3,821,358	0.06	0.25	1.45	7.70	8.87
2022	283,388	8.86	12.74	3,702,320	0.05	0.25	1.45	(15.54)	(14.73)
2021	333,997	10.49	14.94	5,172,672	0.05	0.25	1.45	(0.10)	1.08
2020	392,381	10.50	15.56	6,079,125	0.03	0.25	1.45	0.86	2.15

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® Advisor Dividend Growth
2024	126,710	18.71	24.00	2,382,924	0.01	0.90	1.10	21.46	21.65
2023	142,215	15.38	19.76	2,201,195	0.01	0.90	1.10	12.34	12.59
2022	149,018	13.66	17.59	2,039,936	0.01	0.90	1.10	(15.88)	(15.73)
2021	159,930	16.21	20.91	2,602,050	0.00	0.90	1.10	22.28	22.52
2020	167,664	13.23	17.10	2,226,007	0.01	0.90	1.25	(2.76)	(2.43)
Fidelity® Advisor International Capital Appreciation (f)
2024	14,482	16.70	20.39	242,707	—	0.90	1.10	3.19	3.34
2023	16,560	16.16	19.76	268,307	—	0.90	1.10	21.90	22.15
2022	17,725	13.23	16.21	234,989	—	0.90	1.10	(29.86)	(29.70)
2021	19,982	18.82	23.11	376,781	—	0.90	1.10	7.19	7.42
2020	23,434	17.52	21.56	412,836	—	0.90	1.10	16.73	16.96
Fidelity® Advisor Leveraged Company Stock Class M-1 (d)
2024	—	24.36	24.36	—	0.01	0.90	0.90	21.98	21.98
2023	3,632	19.97	19.97	72,666	0.00	0.90	0.90	20.74	20.74
2022	3,975	16.54	16.54	65,874	0.00	0.90	0.90	(26.52)	(26.52)
2021	3,606	22.51	22.51	81,307	0.00	0.90	0.90	20.05	20.05
2020	3,628	18.75	18.75	68,163	—	0.90	0.90	23.68	23.68
Fidelity® Advisor Leveraged Company Stock Class M-2 (a)(d)
2024	9,258	9.95	9.95	92,092	—	0.90	0.90	(0.50)	(0.50)
Fidelity® Advisor New Insights
2024	11,170	30.28	30.28	338,491	—	0.90	0.90	29.40	29.40
2023	11,576	23.40	23.40	271,064	0.00	0.90	0.90	30.43	30.43
2022	10,808	17.94	17.94	194,048	0.00	0.90	0.90	(30.41)	(30.41)
2021	13,541	25.78	25.78	349,204	—	0.90	0.90	19.24	19.24
2020	14,423	21.62	21.62	311,905	—	0.90	0.90	18.60	18.60

(a)	New subaccount. See Note 1.
(d)	Merger. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® Advisor Real Estate
2024	84,241	8.83	21.21	1,135,535	0.01	0.90	1.25	1.38	1.84
2023	97,942	8.71	20.84	1,280,465	0.02	0.90	1.25	5.96	6.38
2022	103,699	8.22	8.70	1,264,915	0.01	0.90	1.25	(31.21)	(30.95)
2021	129,534	11.95	28.39	2,150,541	0.01	0.90	1.25	32.48	32.91
2020	143,676	9.02	21.36	1,816,554	0.01	0.90	1.25	(10.96)	(10.65)
Fidelity® Advisor Stock Selector Mid Cap
2024	99,828	21.61	28.93	2,158,488	—	0.90	1.10	7.43	7.62
2023	111,373	20.08	26.93	2,237,593	0.00	0.90	1.10	11.88	12.12
2022	126,959	17.91	24.07	2,274,317	0.00	0.90	1.10	(17.74)	(17.58)
2021	133,502	21.73	29.26	2,907,795	0.00	0.90	1.10	17.70	17.97
2020	153,714	18.42	24.86	2,837,587	0.01	0.90	1.10	7.95	8.16
Fidelity® Advisor Value Strategies
2024	90,197	24.43	32.36	2,220,399	—	0.90	1.10	4.29	4.49
2023	95,396	23.38	31.03	2,245,889	0.00	0.90	1.10	15.05	15.34
2022	100,376	20.27	26.97	2,048,614	0.00	0.90	1.10	(11.49)	(11.37)
2021	110,875	22.87	30.47	2,598,277	0.01	0.90	1.10	27.28	27.62
2020	95,614	15.39	23.94	1,726,583	0.01	0.90	1.25	3.22	3.52
Fidelity® VIP Balanced
2024	234,718	17.56	21.12	4,752,706	0.02	0.25	1.25	10.79	11.92
2023	172,558	15.85	18.87	3,092,774	0.02	0.25	1.45	16.20	17.35
2022	157,312	13.64	16.08	2,389,373	0.01	0.25	1.45	(21.56)	(20.79)
2021	215,787	17.39	20.30	3,945,770	0.01	0.25	1.45	12.85	14.24
2020	80,655	15.41	18.11	1,370,341	0.01	0.25	1.45	16.74	18.21
Fidelity® VIP Contrafund
2024	574,942	26.33	38.36	20,121,690	—	0.25	1.35	27.74	29.18
2023	603,409	20.59	30.03	16,878,824	0.00	0.25	1.45	27.46	28.88
2022	625,617	16.14	20.25	13,625,278	0.00	0.25	1.45	(29.52)	(28.82)
2021	703,352	22.90	28.45	21,753,584	0.00	0.25	1.45	21.94	23.43
2020	761,280	18.78	27.42	19,434,949	0.00	0.25	1.45	24.54	26.09

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Disciplined Small Cap
2024	45,827	15.98	21.79	995,303	0.01	0.25	1.25	11.67	12.84
2023	40,484	14.31	19.31	778,833	0.01	0.25	1.45	15.68	16.82
2022	34,885	12.37	16.53	571,782	0.01	0.25	1.45	(21.86)	(21.06)
2021	32,521	15.83	20.94	666,203	0.00	0.25	1.45	15.21	16.53
2020	3,881	13.74	18.31	57,796	0.01	0.25	1.45	12.90	14.37
Fidelity® VIP Emerging Markets
2024	122,281	11.38	12.37	1,507,503	0.01	0.25	1.25	5.08	6.18
2023	84,626	10.83	11.65	982,788	0.02	0.25	1.45	4.94	6.01
2022	69,160	10.32	10.99	757,701	0.02	0.25	1.45	(23.67)	(22.93)
2021	56,161	13.52	14.26	798,182	0.02	0.25	1.45	(6.63)	(5.50)
2020	41,226	14.48	15.33	618,455	0.01	0.25	1.45	25.15	26.69
Fidelity® VIP Equity-Income
2024	394,815	16.56	16.56	6,551,500	0.02	0.75	0.75	10.77	10.77
2023	305,439	14.95	14.95	4,575,471	0.02	0.75	0.75	6.33	6.33
2022	308,131	14.06	14.06	4,341,164	0.02	0.75	0.75	(8.70)	(8.70)
2021	337,551	15.40	15.40	5,208,574	0.02	0.75	0.75	20.03	20.03
2020	278,656	12.83	12.83	3,583,843	0.01	0.75	0.75	2.48	2.48
Fidelity® VIP Growth & Income
2024	382,971	20.84	30.10	8,220,780	0.01	0.25	1.25	16.83	18.09
2023	362,973	17.74	25.49	6,497,922	0.01	0.25	1.45	13.47	14.56
2022	369,064	15.81	22.25	5,782,799	0.02	0.25	1.45	(9.14)	(8.17)
2021	342,001	17.40	24.23	5,875,054	0.02	0.25	1.45	20.17	21.64
2020	299,240	14.07	20.30	4,247,734	0.02	0.25	1.45	2.91	4.10
Fidelity® VIP Growth Opportunities
2024	1,224,881	39.44	50.71	50,141,523	—	0.25	1.35	32.60	34.12
2023	1,347,949	29.71	37.81	41,274,184	—	0.25	1.45	39.13	40.66
2022	1,357,883	21.33	27.62	29,624,568	—	0.25	1.45	(40.88)	(40.27)
2021	1,480,594	36.08	45.00	54,699,311	—	0.25	1.45	6.81	8.10
2020	1,516,109	33.21	42.78	52,367,164	—	0.25	1.45	60.86	62.85

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP High Income
2024	154,339	9.27	10.42	1,483,290	0.07	0.25	1.25	4.16	5.15
2023	136,069	8.90	9.91	1,247,004	0.05	0.25	1.45	5.58	6.67
2022	131,664	8.43	9.43	1,138,815	0.01	0.25	1.45	(15.36)	(14.51)
2021	956,319	9.96	10.87	9,549,997	0.02	0.25	1.45	(0.20)	1.02
2020	988,519	9.98	10.93	9,878,683	0.04	0.25	1.45	(2.06)	(0.82)
Fidelity® VIP Index 500
2024	1,047,925	25.02	30.76	28,559,408	0.01	0.25	1.40	19.17	20.58
2023	1,063,270	20.96	25.51	24,088,148	0.01	0.25	1.45	20.51	21.89
2022	1,042,992	17.37	20.93	19,433,936	0.01	0.25	1.45	(21.83)	(21.02)
2021	1,193,327	23.17	26.50	28,267,662	0.01	0.25	1.40	22.69	24.18
2020	1,174,888	18.11	21.34	22,549,081	0.01	0.25	1.45	12.76	14.12
Fidelity® VIP Investment Grade Bond
2024	878,322	7.56	9.34	7,780,495	0.03	0.25	1.35	(2.83)	(1.68)
2023	817,346	7.77	9.50	7,314,593	0.03	0.25	1.45	1.44	2.59
2022	620,255	7.65	9.26	5,347,190	0.02	0.25	1.45	(16.85)	(16.05)
2021	592,706	9.20	11.03	6,076,230	0.02	0.25	1.45	(5.15)	(4.00)
2020	662,822	9.70	11.81	7,144,248	0.02	0.25	1.45	4.41	5.64
Fidelity® VIP Mid Cap
2024	46,226	17.28	20.71	925,059	—	0.25	1.25	12.28	13.42
2023	32,792	15.39	18.26	574,320	0.00	0.25	1.45	10.09	11.21
2022	45,272	13.98	16.42	723,544	0.00	0.25	1.45	(18.48)	(17.69)
2021	46,160	17.15	19.95	897,454	0.00	0.25	1.45	19.85	21.28
2020	34,989	14.31	16.76	559,125	0.00	0.25	1.45	12.68	14.09
Fidelity® VIP Overseas
2024	501,328	11.43	12.92	5,825,607	0.01	0.25	1.25	0.43	1.49
2023	473,873	11.33	12.73	5,412,874	0.01	0.25	1.45	15.19	16.36
2022	544,548	10.07	10.94	5,364,010	0.01	0.25	1.45	(27.81)	(27.07)
2021	480,316	13.95	15.00	6,517,890	0.00	0.25	1.45	14.25	15.56
2020	557,012	11.72	13.23	6,547,613	0.00	0.25	1.45	10.30	11.65

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Real Estate
2024	16,325	10.40	14.02	226,922	0.04	0.25	1.25	1.86	2.86
2023	13,864	10.21	13.63	187,169	0.02	0.25	1.45	6.24	7.32
2022	15,078	9.61	12.70	187,608	0.01	0.25	1.45	(30.66)	(29.99)
2021	24,112	13.86	18.14	432,911	0.01	0.25	1.45	32.63	34.27
2020	20,012	10.45	13.77	264,131	0.02	0.25	1.45	(10.84)	(9.76)
Fidelity® VIP Strategic Income
2024	212,193	8.81	10.12	2,132,412	0.04	0.25	1.25	1.38	2.43
2023	152,682	8.69	9.88	1,502,612	0.05	0.25	1.45	4.57	5.67
2022	124,234	8.31	9.35	1,152,232	0.03	0.25	1.45	(15.20)	(14.30)
2021	154,678	9.80	10.91	1,679,505	0.03	0.25	1.45	(1.01)	0.18
2020	114,754	9.90	11.10	1,246,047	0.02	0.25	1.45	2.48	3.74
Franklin Allocation VIP Fund
2024	160,699	12.28	12.28	1,970,688	0.02	0.75	0.75	4.87	4.87
2023	177,823	11.71	11.71	2,079,565	0.01	0.75	0.75	10.47	10.47
2022	198,257	10.60	10.60	2,100,585	0.01	0.75	0.75	(19.27)	(19.27)
2021	235,454	13.13	13.13	3,090,071	0.02	0.75	0.75	7.36	7.36
2020	251,768	12.23	12.23	3,076,226	0.01	0.75	0.75	7.66	7.66
Franklin DynaTech VIP
2024	6,851	24.78	29.61	180,286	—	0.25	1.25	24.96	26.27
2023	6,695	19.83	23.45	140,499	—	0.25	1.45	37.80	39.17
2022	5,949	14.39	16.85	89,311	—	0.25	1.45	(42.44)	(41.86)
2021	46,514	25.00	28.98	1,327,060	—	0.25	1.45	11.11	12.46
2020	43,994	22.50	26.26	1,121,136	—	0.25	1.45	38.55	40.20
Franklin Growth and Income VIP Fund
2024	38,263	17.70	23.71	735,918	0.02	0.25	1.25	13.10	14.21
2023	37,209	15.65	20.76	631,196	0.02	0.25	1.25	4.47	5.54
2022	36,189	14.98	19.67	586,176	0.03	0.25	1.45	(10.73)	(9.81)
2021	31,726	16.78	21.81	578,205	0.02	0.25	1.45	19.86	21.23
2020	29,615	14.00	18.33	445,327	0.01	0.25	1.45	0.86	2.17

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Income VIP Fund
2024	806,912	11.19	13.65	9,945,376	0.06	0.25	1.35	2.61	3.80
2023	909,447	10.89	13.15	10,872,674	0.05	0.25	1.45	3.98	5.12
2022	1,014,632	10.46	12.51	11,597,334	0.06	0.25	1.45	(9.44)	(8.49)
2021	1,236,326	11.55	13.67	15,296,637	0.06	0.25	1.45	11.70	13.07
2020	989,408	10.34	12.32	11,086,207	0.05	0.25	1.45	(3.72)	(2.53)
Franklin Large Cap Growth VIP Fund
2024	1,226	24.57	24.57	30,114	—	1.25	1.25	20.97	20.97
2023	1,193	20.31	20.31	24,232	—	1.25	1.45	34.68	34.68
2022	—	15.08	19.17	—	—	0.25	1.45	(39.17)	(38.54)
2021	—	24.79	24.79	—	—	1.45	1.45	10.23	10.23
2020	668	22.49	28.48	14,996	—	0.25	1.45	38.31	40.02
Franklin Mutual Global Discovery VIP Fund
2024	561,054	12.33	13.69	7,664,710	0.02	0.75	1.35	0.16	0.74
2023	601,236	12.29	13.59	8,144,129	0.02	0.75	1.45	15.15	15.96
2022	699,919	10.66	11.72	8,189,595	0.01	0.75	1.45	(8.73)	(8.29)
2021	726,387	11.68	14.52	9,260,858	0.03	0.25	1.45	13.95	15.33
2020	832,842	10.25	12.82	9,260,766	0.02	0.25	1.45	(8.65)	(7.57)
Franklin Mutual Shares VIP Fund
2024	2,047	12.42	16.24	26,624	0.02	0.25	1.25	6.70	7.69
2023	2,026	11.64	15.08	24,667	0.03	0.25	1.45	8.68	9.83
2022	1,249	10.71	13.73	14,320	0.01	0.25	1.45	(11.27)	(10.38)
2021	6,567	12.07	15.32	80,146	0.02	0.25	1.45	13.98	15.36
2020	2,705	10.59	13.53	29,367	0.02	0.25	1.45	(9.18)	(8.08)
Franklin Rising Dividends VIP Fund
2024	47,778	19.46	27.10	1,101,398	0.01	0.25	1.25	6.16	7.24
2023	41,453	18.33	25.27	880,221	0.01	0.25	1.45	7.44	8.50
2022	43,734	17.06	23.29	854,686	0.01	0.25	1.45	(14.31)	(13.39)
2021	37,153	19.91	26.89	806,309	0.01	0.25	1.45	21.33	22.73
2020	55,324	16.41	22.33	960,110	0.01	0.25	1.45	10.88	12.27

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Small Cap Value VIP Fund
2024	327,423	15.23	20.04	5,718,027	0.01	0.25	1.35	6.95	8.15
2023	226,295	14.23	18.53	3,767,629	0.00	0.25	1.45	7.98	9.13
2022	216,908	13.17	16.98	3,294,004	0.01	0.25	1.45	(13.75)	(12.92)
2021	227,846	15.27	19.50	3,997,832	0.02	0.25	1.45	19.86	21.42
2020	180,728	12.74	16.37	2,628,060	0.01	0.25	1.45	0.55	1.80
Franklin Small-Mid Cap Growth VIP Fund
2024	112,602	18.07	42.20	2,565,645	—	0.25	1.45	6.18	7.46
2023	136,867	16.98	39.27	2,831,905	—	0.25	1.45	21.21	22.72
2022	129,299	16.41	32.00	2,204,951	—	0.25	1.45	(36.54)	(35.79)
2021	152,284	25.86	49.84	4,021,652	—	0.25	1.45	5.21	6.50
2020	266,252	20.90	47.92	6,645,295	—	0.25	1.45	48.33	50.13
Franklin Strategic Income VIP Fund
2024	186,036	7.67	9.05	1,506,184	0.04	0.25	1.25	(0.26)	0.78
2023	215,605	7.69	8.98	1,743,346	0.04	0.25	1.45	3.64	4.66
2022	238,259	7.42	7.76	1,839,031	0.04	0.75	1.45	(14.52)	(14.06)
2021	247,613	8.68	9.03	2,226,806	0.01	0.75	1.45	(2.25)	(1.63)
2020	988,734	8.88	10.24	9,068,322	0.04	0.25	1.45	(1.11)	0.20
Franklin U.S. Government Securities VIP Fund
2024	88,532	6.60	7.18	627,863	0.01	0.25	1.25	(2.94)	(1.78)
2023	29,863	6.80	7.31	214,564	0.01	0.25	1.45	0.15	1.11
2022	30,784	6.79	7.23	219,450	0.03	0.25	1.45	(13.50)	(12.68)
2021	16,441	7.85	8.28	133,102	0.03	0.25	1.45	(6.10)	(4.94)
2020	20,390	8.36	8.88	174,388	0.06	0.25	1.45	(0.71)	0.57
Goldman Sachs Emerging Markets Equity
2024	136,311	7.65	8.15	1,108,411	0.01	0.90	1.25	4.08	4.35
2023	123,451	7.35	7.81	963,012	0.01	0.90	1.25	1.66	2.09
2022	210,040	7.23	7.65	1,605,992	—	0.90	1.25	(33.24)	(33.01)
2021	314,601	10.83	11.42	3,584,776	0.01	0.90	1.25	(6.96)	(6.70)
2020	328,212	11.64	12.24	4,011,974	—	0.90	1.25	24.89	25.28

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs Government Income
2024	169,488	6.31	6.72	1,139,259	0.02	0.90	1.25	(3.81)	(3.59)
2023	206,599	6.56	6.97	1,436,725	0.02	0.90	1.25	(0.30)	—
2022	231,056	6.58	6.97	1,606,249	0.01	0.90	1.25	(16.60)	(16.33)
2021	419,709	7.89	8.33	3,474,104	0.01	0.90	1.25	(6.74)	(6.30)
2020	414,453	8.46	8.89	3,666,610	0.01	0.90	1.25	1.68	2.07
Goldman Sachs VIT International Equity Insights
2024	15,584	9.77	11.14	165,633	0.03	0.25	1.25	1.45	2.48
2023	13,948	9.63	10.87	144,546	0.03	0.25	1.45	13.43	14.66
2022	8,244	8.49	9.48	75,665	0.02	0.25	1.45	(17.25)	(16.48)
2021	14,591	10.26	11.35	162,324	0.04	0.25	1.45	6.88	8.20
2020	4,369	9.60	10.69	45,848	0.01	0.25	1.45	1.91	3.09
Goldman Sachs VIT Large Cap Value
2024	7,758	21.12	21.12	163,852	0.02	0.25	0.25	13.06	13.06
2023	—	18.33	18.68	—	—	0.25	0.25	9.11	9.11
2022	244	16.80	16.80	4,108	0.01	0.25	0.25	(9.53)	(9.53)
2021	239	18.57	18.57	4,441	0.01	0.25	0.25	19.96	19.96
2020	233	12.28	15.77	3,609	0.02	0.25	1.45	(0.81)	0.38
Goldman Sachs VIT Mid Cap Growth Fund
2024	11,074	26.20	26.20	290,224	—	0.25	0.25	16.39	16.39
2023	11,035	22.51	22.51	248,375	—	0.25	0.25	14.67	14.67
2022	11,661	15.19	19.63	228,884	—	0.25	1.45	(29.38)	(28.62)
2021	13,797	21.51	27.50	369,139	—	0.25	1.45	6.64	7.89
2020	15,293	20.17	25.97	375,129	—	0.25	1.45	37.96	39.70
Goldman Sachs VIT Mid Cap Value
2024	30,853	15.74	20.58	537,418	0.01	0.25	1.25	7.44	8.54
2023	29,035	14.65	18.96	465,479	0.01	0.25	1.45	6.55	7.60
2022	29,499	13.75	17.62	445,401	0.00	0.25	1.45	(13.95)	(13.12)
2021	29,425	15.98	20.28	502,550	0.00	0.25	1.25	24.84	26.43
2020	53,153	12.80	16.34	770,092	0.00	0.25	1.45	3.48	4.68

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT Small Cap Equity Insights
2024	17,985	16.43	22.07	380,670	0.01	0.25	1.25	13.86	15.03
2023	19,142	14.43	19.19	362,941	0.01	0.25	1.45	14.07	15.19
2022	17,524	12.65	16.66	288,513	0.00	0.25	1.45	(23.01)	(22.22)
2021	13,787	16.43	21.42	292,027	0.00	0.25	1.45	18.20	19.60
2020	13,453	13.90	17.91	238,669	—	0.25	1.45	3.58	4.86
Goldman Sachs VIT Strategic Growth
2024	6,986	41.79	41.79	292,159	—	0.25	0.25	27.84	27.84
2023	10,151	32.69	32.69	332,000	—	0.25	0.25	37.12	37.12
2022	7,170	23.84	23.84	171,013	—	0.25	0.25	(34.81)	(34.81)
2021	5,193	36.57	36.57	190,065	—	0.25	0.25	17.66	17.66
2020	5,117	23.97	31.67	159,158	—	0.25	1.45	33.99	35.63
Guggenheim Core Bond
2024	491,448	7.48	8.45	4,136,851	0.04	0.90	1.25	(1.71)	(1.40)
2023	520,322	7.61	8.57	4,435,890	0.04	0.90	1.25	2.28	2.63
2022	560,218	7.44	8.35	4,654,528	0.03	0.90	1.25	(19.65)	(19.32)
2021	795,275	9.26	10.35	8,110,424	0.02	0.90	1.25	(4.93)	(4.61)
2020	812,695	9.74	10.85	8,689,545	0.02	0.90	1.25	9.81	10.26
Guggenheim Floating Rate Strategies
2024	127,605	10.71	10.71	1,364,743	0.08	0.90	0.90	2.88	2.88
2023	136,447	10.41	10.41	1,419,460	0.08	0.90	0.90	8.44	8.44
2022	159,754	9.60	9.60	1,533,465	0.04	0.90	0.90	(4.86)	(4.86)
2021	163,083	10.09	10.09	1,644,461	0.03	0.90	0.90	0.90	0.90
2020	138,742	10.00	10.00	1,387,435	0.03	0.90	0.90	(2.53)	(2.53)
Guggenheim High Yield
2024	187,576	13.67	16.16	2,798,169	0.06	0.90	1.10	3.56	3.79
2023	194,279	13.20	15.57	2,793,668	0.06	0.90	1.10	7.40	7.68
2022	216,646	12.29	12.76	2,888,518	0.06	0.90	1.10	(12.90)	(12.72)
2021	253,199	14.11	16.58	3,840,657	0.04	0.90	1.10	0.86	1.10
2020	234,773	13.59	16.40	3,538,862	0.05	0.90	1.25	0.67	0.98

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim Long Short Equity (e)
2024	—	12.77	12.77	—	—	0.90	0.90	5.89	5.89
2023	27,622	12.06	12.06	333,501	0.00	0.90	0.90	8.45	8.45
2022	27,567	11.12	11.12	306,772	0.00	0.90	0.90	(17.45)	(17.45)
2021	27,028	13.47	13.47	364,378	0.00	0.90	0.90	18.99	18.99
2020	28,415	11.32	11.32	321,885	0.00	0.90	0.90	1.52	1.52
Guggenheim Macro Opportunities
2024	2,680	10.16	10.16	27,232	0.05	0.90	0.90	3.25	3.25
2023	1,854	9.84	9.84	18,233	0.05	0.90	0.90	5.02	5.02
2022	1,182	9.37	9.37	11,071	0.05	0.90	0.90	(12.18)	(12.18)
2021	835	10.67	10.67	8,903	0.03	0.90	0.90	(1.84)	(1.84)
2020	1,116	10.87	10.87	12,122	0.04	0.90	0.90	6.88	6.88
Guggenheim Managed Futures Strategy
2024	2,156	7.36	7.36	15,881	0.04	0.90	0.90	(3.29)	(3.29)
2023	2,410	7.61	7.61	18,362	0.01	0.90	0.90	(0.39)	(0.39)
2022	3,110	7.64	7.64	23,760	0.09	0.90	0.90	10.40	10.40
2021	—	6.92	6.92	—	—	0.90	0.90	(1.28)	(1.28)
2020	—	7.01	7.01	—	—	0.90	0.90	(1.96)	(1.96)
Guggenheim Multi-Hedge Strategies
2024	2,629	7.67	7.67	20,170	0.02	0.90	0.90	(7.26)	(7.26)
2023	3,066	8.27	8.27	25,375	0.03	0.90	0.90	0.24	0.24
2022	3,660	8.25	8.25	30,204	0.03	0.90	0.90	(7.09)	(7.09)
2021	856	8.88	8.88	7,611	0.01	0.90	0.90	3.02	3.02
2020	1,503	8.62	8.62	12,959	0.02	0.90	0.90	3.23	3.23

(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim Small Cap Value (e)
2024	—	15.20	15.20	—	—	0.90	0.90	(1.04)	(1.04)
2023	3,569	15.36	15.36	54,885	0.01	0.90	0.90	6.44	6.44
2022	3,211	14.43	14.43	46,422	0.01	0.90	0.90	(7.32)	(7.32)
2021	2,985	15.57	15.57	46,550	—	0.90	0.90	20.79	20.79
2020	8,939	12.89	12.89	115,268	0.01	0.90	0.90	(4.45)	(4.45)
Guggenheim Total Return Bond
2024	30,260	9.16	9.16	276,876	0.05	0.90	0.90	(1.08)	(1.08)
2023	46,602	9.26	9.26	431,117	0.04	0.90	0.90	3.12	3.12
2022	38,654	8.98	8.98	347,052	0.03	0.90	0.90	(19.10)	(19.10)
2021	62,799	11.10	11.10	696,433	0.03	0.90	0.90	(4.23)	(4.23)
2020	59,667	11.59	11.59	691,024	0.02	0.90	0.90	10.59	10.59
Guggenheim VIF Alpha Opportunity (e)
2024	—	15.11	17.18	—	—	0.75	1.35	4.64	5.08
2023	103,099	14.44	16.35	1,677,328	0.00	0.75	1.35	3.74	4.34
2022	108,435	13.92	15.67	1,694,322	0.00	0.75	1.35	(12.40)	(11.87)
2021	121,551	15.89	17.78	2,148,487	0.01	0.75	1.35	8.91	9.62
2020	136,940	14.59	16.22	2,206,180	0.01	0.75	1.35	(4.01)	(3.45)
Guggenheim VIF Floating Rate Strategies
2024	703,406	9.24	10.31	6,956,719	0.08	0.25	1.25	2.33	3.41
2023	795,105	9.03	9.97	7,623,479	0.04	0.25	1.45	6.49	7.55
2022	821,010	8.48	9.27	7,307,681	0.02	0.25	1.45	(4.93)	(4.04)
2021	1,037,101	8.92	9.66	9,745,305	0.02	0.25	1.45	(1.98)	(0.72)
2020	309,385	9.10	9.88	2,948,209	0.05	0.25	1.45	(4.41)	(3.14)

(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Global Managed Futures Strategy
2024	336,785	4.88	7.43	1,706,879	0.03	0.25	1.25	(3.88)	(2.82)
2023	233,055	5.05	7.73	1,207,069	0.03	0.25	1.45	(0.51)	0.38
2022	378,379	5.30	7.77	2,153,619	0.02	0.25	1.45	6.73	7.72
2021	132,257	4.92	7.28	641,146	—	0.25	1.45	(3.58)	(2.19)
2020	137,589	4.85	7.55	679,501	0.05	0.25	1.45	(1.82)	(0.77)
Guggenheim VIF High Yield
2024	509,155	9.90	33.95	13,953,276	0.06	0.25	1.35	3.09	4.16
2023	580,786	9.60	32.76	15,077,550	0.06	0.25	1.45	7.26	8.44
2022	666,563	8.94	10.43	15,662,578	0.06	0.25	1.45	(13.54)	(12.57)
2021	826,913	10.34	11.93	22,093,725	0.05	0.25	1.45	0.88	1.97
2020	720,084	10.25	34.38	20,448,690	0.06	0.25	1.45	0.10	1.36
Guggenheim VIF Long Short Equity (e)
2024	—	9.55	14.03	—	—	0.25	1.35	5.29	6.05
2023	505,770	9.07	13.26	5,992,430	0.00	0.25	1.45	7.93	9.12
2022	387,111	8.33	8.61	4,344,889	0.00	0.25	1.45	(17.92)	(17.11)
2021	382,596	10.05	10.49	5,197,296	0.01	0.25	1.45	18.40	19.93
2020	423,699	8.38	12.42	4,794,581	0.01	0.25	1.45	0.34	1.53
Guggenheim VIF Managed Asset Allocation (e)
2024	—	12.62	14.68	—	0.04	0.75	1.35	4.47	4.87
2023	649,543	12.08	14.05	9,033,020	0.01	0.75	1.45	9.25	9.91
2022	727,823	11.04	13.28	9,218,089	0.01	0.25	1.45	(20.06)	(19.22)
2021	773,483	13.81	15.82	12,197,997	0.01	0.75	1.45	7.55	8.36
2020	833,231	12.84	15.39	12,137,330	0.01	0.25	1.45	7.72	8.99

(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Multi-Hedge Strategies
2024	277,193	5.25	7.46	1,617,607	0.05	0.25	1.35	(7.77)	(6.73)
2023	580,691	5.69	8.08	3,514,663	0.02	0.25	1.45	—	1.06
2022	629,211	6.62	8.07	3,769,037	0.01	0.25	1.45	(7.45)	(6.50)
2021	599,087	7.08	8.72	3,800,975	—	0.25	1.45	3.32	4.58
2020	667,226	5.95	8.44	4,105,346	0.01	0.25	1.45	2.76	4.04
Guggenheim VIF Total Return Bond
2024	3,210,753	7.75	9.64	29,785,778	0.04	0.25	1.35	(1.27)	(0.21)
2023	3,062,364	7.85	9.70	28,668,835	0.04	0.25	1.45	2.35	3.52
2022	3,388,972	8.46	9.08	31,034,846	0.03	0.25	1.45	(19.58)	(18.86)
2021	3,510,444	10.52	11.19	39,725,883	0.02	0.25	1.45	(4.80)	(3.62)
2020	4,160,154	10.02	12.16	49,070,781	0.02	0.25	1.45	9.19	10.60
Invesco American Franchise
2024	75,612	22.55	34.32	1,719,562	—	0.90	1.25	29.07	29.52
2023	94,458	17.41	26.55	1,654,961	—	0.90	1.25	35.11	35.59
2022	95,206	12.84	17.29	1,230,260	—	0.90	1.25	(34.01)	(33.78)
2021	100,103	19.39	26.20	1,947,291	—	0.90	1.25	7.16	7.60
2020	124,006	18.02	27.66	2,240,276	—	0.90	1.25	36.29	36.72
Invesco Comstock
2024	440,795	21.37	30.36	9,718,142	0.02	0.90	1.25	10.21	10.60
2023	481,522	19.39	27.50	9,617,843	0.02	0.90	1.25	7.60	7.96
2022	506,326	18.02	18.35	9,427,775	0.02	0.90	1.25	(3.38)	(3.01)
2021	510,938	18.65	18.92	9,724,823	0.01	0.90	1.25	27.74	28.18
2020	555,274	14.60	20.62	8,245,843	0.02	0.90	1.25	(4.95)	(4.59)
Invesco Developing Markets
2024	31,097	7.98	7.98	248,226	—	0.90	0.90	(5.23)	(5.23)
2023	28,843	8.42	8.42	242,832	0.01	0.90	0.90	6.99	6.99
2022	30,284	7.87	7.87	238,464	0.00	0.90	0.90	(28.06)	(28.06)
2021	29,312	10.94	10.94	320,631	0.00	0.90	0.90	(11.06)	(11.06)
2020	27,226	12.30	12.30	334,764	—	0.90	0.90	12.74	12.74

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Discovery
2024	7,471	26.88	26.88	200,418	—	0.90	0.90	17.84	17.84
2023	7,098	22.81	22.81	161,577	—	0.90	0.90	12.53	12.53
2022	7,337	20.27	20.27	148,393	—	0.90	0.90	(33.89)	(33.89)
2021	7,894	30.66	30.66	241,496	—	0.90	0.90	11.21	11.21
2020	6,713	27.57	27.57	184,679	—	0.90	0.90	44.35	44.35
Invesco Discovery Mid Cap Growth
2024	62,163	18.26	33.18	1,141,282	—	0.90	1.25	18.94	19.35
2023	69,720	15.30	27.86	1,073,244	—	0.90	1.25	8.24	8.66
2022	74,651	14.08	19.17	1,062,661	—	0.90	1.25	(33.94)	(33.74)
2021	58,120	21.25	29.02	1,251,090	—	0.90	1.25	13.94	14.37
2020	61,061	18.58	34.04	1,203,136	—	0.90	1.25	34.12	34.54
Invesco Energy
2024	11,971	6.23	6.23	74,536	0.03	0.90	0.90	1.96	1.96
2023	15,410	6.11	6.11	94,031	0.02	0.90	0.90	(3.48)	(3.48)
2022	12,766	6.33	6.33	80,787	0.01	0.90	0.90	46.87	46.87
2021	5,312	4.31	4.31	22,829	0.02	0.90	0.90	50.17	50.17
2020	4,179	2.87	2.87	11,964	0.01	0.90	0.90	(34.77)	(34.77)
Invesco Equity and Income
2024	415,711	17.23	21.78	8,131,581	0.02	0.90	1.25	7.15	7.54
2023	449,885	16.08	20.30	8,176,870	0.02	0.90	1.25	5.37	5.74
2022	459,959	15.26	17.06	7,889,563	0.02	0.90	1.25	(11.54)	(11.24)
2021	490,879	17.25	19.22	9,493,383	0.01	0.90	1.25	13.11	13.53
2020	528,385	15.25	19.16	8,987,215	0.02	0.90	1.25	5.39	5.75
Invesco Global
2024	25,150	21.62	21.62	542,955	—	0.90	0.90	11.79	11.79
2023	28,499	19.34	19.34	550,391	—	0.90	0.90	28.93	28.93
2022	26,387	15.00	15.00	395,247	—	0.90	0.90	(34.73)	(34.73)
2021	24,819	22.98	22.98	569,426	—	0.90	0.90	10.96	10.96
2020	25,933	20.71	20.71	536,335	—	0.90	0.90	22.69	22.69

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Gold & Special Minerals
2024	17,800	9.65	9.65	171,711	0.01	0.90	0.90	8.79	8.79
2023	17,524	8.87	8.87	155,477	0.01	0.90	0.90	2.31	2.31
2022	16,987	8.67	8.67	147,337	0.00	0.90	0.90	(20.09)	(20.09)
2021	16,509	10.85	10.85	179,061	0.03	0.90	0.90	(6.55)	(6.55)
2020	15,880	11.61	11.61	184,405	0.07	0.90	0.90	16.10	16.10
Invesco Main Street Mid Cap
2024	103,273	15.61	15.87	1,636,712	—	0.90	1.25	12.22	12.63
2023	114,968	13.91	14.09	1,618,627	—	0.90	1.25	9.70	10.08
2022	99,992	12.68	12.80	1,279,269	0.00	0.90	1.25	(17.88)	(17.58)
2021	99,070	15.44	15.53	1,538,616	0.00	0.90	1.25	17.86	18.28
2020	115,009	13.10	13.13	1,509,728	0.00	0.90	1.25	(30.49)	(9.22)
Invesco Oppenheimer V.I. International Growth Fund
2024	22,357	9.43	11.80	257,416	—	0.25	1.25	(5.89)	(4.92)
2023	30,101	10.02	12.41	365,521	0.00	0.25	1.45	15.57	16.75
2022	30,052	8.67	10.63	312,856	—	0.25	1.45	(30.19)	(29.46)
2021	22,332	15.07	15.07	336,553	—	0.25	0.25	6.58	6.58
2020	58,580	11.79	14.40	828,251	0.01	0.25	1.45	15.70	17.07
Invesco Small Cap Growth (f)
2024	80,281	22.29	32.26	1,792,328	—	0.90	1.10	11.51	11.73
2023	91,393	19.95	28.93	1,828,529	—	0.90	1.10	8.15	8.37
2022	94,661	18.41	26.75	1,748,262	—	0.90	1.10	(38.16)	(38.06)
2021	106,361	29.72	43.26	3,173,543	—	0.90	1.10	3.00	3.23
2020	116,609	28.79	42.00	3,368,752	—	0.90	1.25	50.47	50.97

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Technology
2024	114,867	15.69	15.69	1,802,933	—	0.90	0.90	28.92	28.92
2023	123,288	12.17	12.17	1,500,876	—	0.90	0.90	41.68	41.68
2022	136,591	8.59	21.38	1,174,046	—	0.90	1.10	(42.40)	(42.31)
2021	113,554	14.89	37.12	1,712,748	—	0.90	1.10	9.50	9.73
2020	108,939	13.57	33.90	1,497,332	—	0.90	1.25	39.90	40.33
Invesco V.I. American Franchise Series I
2024	84,273	21.96	21.96	1,851,164	—	1.45	1.45	29.02	29.02
2023	115,995	17.02	17.02	1,975,239	—	1.45	1.45	34.76	34.76
2022	87,341	12.63	12.63	1,103,225	—	1.45	1.45	(34.08)	(34.08)
2021	90,515	19.16	19.16	1,734,895	—	1.45	1.45	7.04	7.04
2020	94,442	17.90	17.90	1,690,957	0.00	1.45	1.45	36.12	36.12
Invesco V.I. American Franchise Series II
2024	796	28.97	28.97	23,107	—	1.25	1.25	28.93	28.93
2023	781	22.47	22.47	17,582	—	1.25	1.45	34.71	34.71
2022	1,689	16.68	16.68	28,141	—	1.45	1.45	(34.12)	(34.12)
2021	1,647	25.32	25.32	41,680	—	1.45	1.45	6.79	6.79
2020	9,605	23.71	27.65	227,770	—	0.25	1.45	35.80	37.43
Invesco V.I. American Value
2024	314,243	13.16	23.26	4,446,093	0.01	0.25	1.35	24.50	25.93
2023	272,108	10.57	18.47	2,992,031	0.00	0.25	1.45	10.33	11.60
2022	304,265	12.33	16.55	3,006,463	0.00	0.25	1.45	(6.87)	(5.97)
2021	331,136	10.29	17.60	3,488,051	0.00	0.25	1.35	—	23.60
2020	27,026	10.85	14.51	295,594	0.00	0.25	1.45	(3.56)	(2.42)
Invesco V.I. Balanced-Risk Allocation
2024	10,015	9.15	10.21	95,628	0.05	0.25	1.25	(0.76)	0.20
2023	6,585	9.22	10.19	61,573	—	0.25	1.45	1.99	3.03
2022	5,907	9.04	9.89	54,077	0.07	0.25	1.45	(18.04)	(17.24)
2021	5,903	11.03	11.95	65,887	0.04	0.25	1.45	4.45	5.75
2020	3,255	10.56	11.44	34,925	0.07	0.25	1.45	5.18	6.42

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Comstock
2024	1,175,082	17.48	24.49	24,714,322	0.01	0.25	1.35	9.93	11.17
2023	602,956	15.88	22.03	11,538,526	0.02	0.25	1.45	7.30	8.52
2022	643,676	14.78	20.30	11,606,340	0.01	0.25	1.45	(3.34)	(2.36)
2021	738,146	15.29	18.59	13,631,017	0.01	0.75	1.45	27.31	28.21
2020	619,017	12.01	16.45	8,894,007	0.01	0.25	1.45	(5.43)	(4.25)
Invesco V.I. Core Equity
2024	2,093	17.09	22.21	40,156	0.01	0.25	1.25	20.10	21.30
2023	65,463	14.23	18.31	935,139	0.01	0.25	1.45	17.99	19.13
2022	1,581	12.06	15.37	21,818	0.01	0.25	1.45	(24.06)	(23.27)
2021	2,059	15.88	20.03	36,108	0.01	0.25	1.45	21.87	23.34
2020	814	13.03	16.55	13,193	0.01	0.25	1.45	8.58	9.89
Invesco V.I. Core Plus Bond
2024	1,142,434	9.19	9.34	10,604,867	0.03	0.75	1.35	(1.71)	(1.06)
2023	1,201,465	9.35	9.44	11,302,837	0.02	0.75	1.35	1.30	1.94
2022	1,058,178	9.23	9.26	9,788,318	0.01	0.75	1.35	(7.70)	(7.40)
Invesco V.I. Discovery Mid Cap Growth
2024	247,413	15.95	21.82	4,930,301	—	0.25	1.35	18.59	19.96
2023	211,833	13.45	18.19	3,541,279	—	0.25	1.45	8.10	9.25
2022	245,006	14.44	16.65	3,766,018	—	0.25	1.45	(33.97)	(33.32)
2021	247,488	21.87	24.97	5,739,078	—	0.25	1.45	13.67	15.02
2020	255,508	16.59	22.12	5,168,021	—	0.25	1.45	33.80	35.46
Invesco V.I. Equally-Weighted S&P 500
2024	130,644	11.03	11.33	1,478,681	0.02	0.25	1.25	7.82	8.84
2023	60,941	10.23	10.41	631,834	0.01	0.25	1.45	8.71	9.81
2022	56,378	9.41	9.48	533,408	0.02	0.25	1.45	(5.90)	(5.20)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2024	403,169	13.86	17.89	7,151,809	0.01	0.25	1.35	7.10	8.32
2023	540,683	12.93	16.60	8,753,562	0.02	0.25	1.45	5.53	6.67
2022	591,064	12.24	15.44	9,035,122	0.01	0.25	1.45	(11.50)	(10.65)
2021	566,157	13.83	17.28	9,742,606	0.02	0.25	1.45	13.18	14.59
2020	745,315	12.22	15.42	10,934,974	0.02	0.25	1.45	4.80	6.15
Invesco V.I. EVQ International Equity Fund
2024	1,116,068	9.71	16.23	15,225,632	0.01	0.25	1.35	(3.96)	(2.89)
2023	1,324,785	10.09	16.80	18,955,687	—	0.25	1.45	12.87	14.14
2022	1,419,873	9.36	9.69	17,923,030	0.01	0.25	1.45	(21.87)	(21.09)
2021	1,666,151	11.98	12.28	27,072,053	0.01	0.25	1.45	1.01	2.25
2020	1,845,857	11.28	18.53	28,671,131	0.02	0.25	1.45	8.71	10.08
Invesco V.I. Global
2024	255,901	17.00	21.09	4,382,815	—	0.25	1.25	10.96	12.06
2023	287,448	15.25	18.82	4,414,271	—	0.25	1.45	28.93	30.15
2022	300,402	12.03	14.46	3,549,784	—	0.25	1.45	(34.76)	(34.06)
2021	293,612	18.44	21.93	5,295,254	—	0.25	1.25	10.16	11.49
2020	320,755	16.18	20.05	5,246,520	0.00	0.25	1.45	21.75	23.23
Invesco V.I. Global Core Equity
2024	3,363	14.43	14.43	48,513	0.01	0.25	0.25	13.00	13.00
2023	3,263	11.64	12.77	41,668	—	0.25	1.45	16.40	17.59
2022	1,264	10.00	10.86	12,628	0.00	0.25	1.45	(25.37)	(24.69)
2021	2,644	13.40	14.42	36,852	0.01	0.25	1.45	10.74	12.04
2020	2,573	12.10	13.11	32,195	0.01	0.25	1.45	8.04	9.34
Invesco V.I. Global Real Estate Series I
2024	292,705	15.06	17.18	4,950,959	0.03	0.75	1.35	(5.99)	(5.40)
2023	299,009	16.02	18.16	5,408,667	0.01	0.75	1.35	4.36	5.03
2022	325,391	15.35	17.29	5,603,661	0.03	0.75	1.35	(28.10)	(27.69)
2021	368,395	21.35	23.91	8,775,728	0.03	0.75	1.35	20.35	21.06
2020	407,522	17.74	19.75	8,018,527	0.04	0.75	1.35	(16.04)	(15.53)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Real Estate Series II
2024	10,318	9.67	9.67	100,078	0.02	0.25	0.25	(5.20)	(5.20)
2023	12,955	10.20	10.20	132,500	0.01	0.25	0.25	5.26	5.26
2022	12,812	9.69	9.69	124,373	0.02	0.25	0.25	(27.47)	(27.47)
2021	21,730	10.85	13.36	290,777	0.03	0.25	1.45	20.02	21.45
2020	23,682	9.04	11.21	260,912	0.04	0.25	1.45	(16.37)	(15.40)
Invesco V.I. Global Strategic Income
2024	24,969	7.12	8.06	177,659	0.01	0.25	1.25	(1.52)	(0.49)
2023	272	7.23	7.23	1,962	—	1.45	1.45	4.18	4.18
2022	278	6.94	6.94	1,927	—	1.45	1.45	(15.47)	(15.47)
2021	285	8.21	9.01	2,341	0.01	0.25	1.45	(7.75)	(6.73)
2020	3,219	8.90	9.84	30,854	0.05	0.25	1.45	(1.44)	(0.30)
Invesco V.I. Government Money Market
2024	4,849,423	7.87	8.29	40,175,070	0.05	0.75	1.35	0.25	0.85
2023	4,267,353	7.85	8.22	35,077,070	0.04	0.75	1.35	0.13	0.74
2022	5,026,473	7.84	8.16	41,003,737	0.02	0.75	1.35	(3.09)	(2.51)
2021	3,339,785	8.09	8.37	27,935,440	0.00	0.75	1.35	(4.26)	(3.68)
2020	3,758,021	8.45	8.72	32,631,362	0.00	0.75	1.35	(4.03)	(3.44)
Invesco V.I. Government Securities
2024	1,364,367	6.25	7.44	9,348,234	0.02	0.25	1.35	(2.80)	(1.72)
2023	1,337,652	6.43	7.57	9,458,362	0.02	0.25	1.45	—	1.07
2022	1,434,095	6.85	7.49	10,071,936	0.02	0.25	1.45	(14.38)	(13.41)
2021	1,553,883	8.00	8.65	12,742,365	0.02	0.25	1.45	(6.65)	(5.57)
2020	1,620,690	8.03	9.33	14,162,203	0.02	0.25	1.45	1.30	2.53
Invesco V.I. Growth and Income
2024	2,353	16.27	22.07	45,059	0.01	0.25	1.25	10.91	12.03
2023	2,383	14.67	19.70	41,156	0.02	0.25	1.45	7.71	8.84
2022	1,122	13.62	13.62	15,299	0.01	1.45	1.45	(9.92)	(9.92)
2021	1,092	15.12	15.12	16,513	0.01	1.45	1.45	22.63	22.63
2020	1,060	12.33	16.33	13,072	0.01	0.25	1.45	(2.61)	(1.45)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Health Care Series I
2024	215,299	21.81	24.87	5,284,383	—	0.75	1.35	(0.27)	0.32
2023	227,217	21.87	24.79	5,606,825	—	0.75	1.35	(1.35)	(0.76)
2022	301,695	22.17	24.98	7,393,775	—	0.75	1.35	(17.00)	(16.48)
2021	272,257	26.71	29.91	8,105,191	0.00	0.75	1.35	7.48	8.13
2020	355,369	24.85	27.66	9,546,248	0.00	0.75	1.35	9.57	10.24
Invesco V.I. Health Care Series II
2024	7,203	13.34	19.86	95,700	—	0.25	1.25	(0.45)	0.51
2023	14,448	13.40	19.76	194,380	—	0.25	1.45	(1.54)	(0.50)
2022	14,024	13.61	19.86	191,553	—	0.25	1.45	(17.11)	(16.27)
2021	1,645	16.42	23.72	28,244	0.00	0.25	1.45	7.18	8.46
2020	7,828	15.32	22.28	121,066	0.00	0.25	1.45	9.19	10.52
Invesco V.I. Main Street Mid Cap Fund®
2024	422,113	15.82	25.19	9,401,110	—	0.25	1.35	11.85	13.08
2023	417,049	14.13	22.39	8,083,724	0.00	0.25	1.35	9.30	10.52
2022	445,263	14.34	18.07	7,926,380	0.00	0.25	1.35	(18.09)	(17.16)
2021	455,313	17.79	22.06	9,721,279	0.00	0.25	1.35	17.59	19.00
2020	604,417	12.16	20.88	11,150,641	0.00	0.25	1.45	4.11	5.43
Invesco V.I. Main Street Small Cap Fund®
2024	398,325	17.50	39.76	12,258,144	—	0.25	1.35	7.62	8.78
2023	426,479	16.24	36.73	12,009,376	0.01	0.25	1.45	12.81	14.10
2022	478,277	14.39	18.37	12,024,180	0.00	0.25	1.45	(19.47)	(18.72)
2021	515,075	17.87	22.60	15,755,795	0.00	0.25	1.45	16.95	18.32
2020	555,605	15.28	33.97	14,585,519	0.00	0.25	1.45	14.37	15.75
Invesco V.I. Small Cap Equity
2024	2,841	18.77	18.77	53,328	—	0.25	0.25	14.10	14.10
2023	7,767	16.45	16.45	127,794	—	0.25	0.25	12.52	12.52
2022	1,768	14.62	14.62	25,840	—	0.25	0.25	(23.25)	(23.25)
2021	2,276	19.05	19.05	43,345	—	0.25	0.25	16.30	16.30
2020	2,094	13.40	16.69	34,289	0.00	0.25	1.45	21.38	22.72

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Value Opportunities
2024	145,136	18.29	25.00	2,649,861	—	0.90	1.25	24.66	25.10
2023	173,420	14.62	20.03	2,532,275	0.00	0.90	1.25	10.36	10.76
2022	171,789	13.20	13.52	2,265,000	0.01	0.90	1.25	(2.87)	(2.51)
2021	180,157	13.54	13.92	2,437,161	0.01	0.90	1.25	29.97	30.44
2020	193,040	10.38	14.31	2,002,769	0.00	0.90	1.25	1.04	1.37
Janus Henderson Adaptive Risk Managed U.S. Equity
2024	46,149	15.29	15.70	724,295	—	0.90	1.25	18.07	18.49
2023	54,641	12.95	13.25	723,049	0.00	0.90	1.25	10.12	10.51
2022	62,648	11.76	11.99	750,378	0.01	0.90	1.25	(17.99)	(17.71)
2021	67,696	14.34	14.57	984,922	0.00	0.90	1.25	14.26	14.63
2020	74,012	12.55	12.71	939,601	0.01	0.90	1.25	7.73	8.08
Janus Henderson Mid Cap Value
2024	2,729	16.91	16.91	46,184	—	0.90	0.90	8.54	8.54
2023	4,293	15.58	15.58	66,912	0.01	0.90	0.90	6.64	6.64
2022	4,166	14.61	14.61	60,873	0.01	0.90	0.90	(8.97)	(8.97)
2021	6,419	16.05	16.05	103,029	0.00	0.90	0.90	14.56	14.56
2020	10,424	14.01	14.01	146,602	0.01	0.90	0.90	(5.53)	(5.53)
Janus Henderson Overseas
2024	475,735	7.40	7.88	3,730,198	0.01	0.90	1.25	1.20	1.42
2023	535,946	7.31	7.77	4,145,339	0.01	0.90	1.25	5.79	6.29
2022	480,166	6.91	7.31	3,488,329	0.01	0.90	1.25	(12.75)	(12.56)
2021	382,935	7.92	8.36	3,188,030	0.01	0.90	1.25	8.05	8.43
2020	377,310	7.33	7.71	2,900,030	0.01	0.90	1.25	11.40	11.90
Janus Henderson VIT Enterprise
2024	938,943	23.61	31.40	28,235,568	0.01	0.25	1.35	10.39	11.66
2023	1,011,340	21.36	28.12	27,370,977	0.00	0.25	1.45	12.79	13.98
2022	1,054,053	18.92	24.67	25,323,958	0.00	0.25	1.45	(19.66)	(18.80)
2021	1,106,662	27.85	30.38	32,955,185	0.00	0.25	1.35	11.51	12.81
2020	1,199,928	21.12	27.44	31,834,681	—	0.25	1.45	13.98	15.34

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Mid Cap Value
2024	20,203	14.25	17.48	307,429	0.01	0.25	1.25	8.12	9.18
2023	24,344	13.18	16.01	352,849	0.01	0.25	1.45	6.46	7.52
2022	14,380	12.38	14.89	207,238	0.01	0.25	1.45	(9.70)	(8.76)
2021	12,738	13.71	16.32	199,769	0.00	0.25	1.45	14.25	15.66
2020	8,318	12.00	14.38	115,047	0.01	0.25	1.45	(5.51)	(4.39)
Janus Henderson VIT Overseas
2024	77,759	8.06	9.96	647,149	0.01	0.25	1.25	1.12	2.24
2023	74,272	7.89	9.85	605,878	0.01	0.25	1.45	6.03	7.06
2022	47,192	7.51	9.29	365,923	0.02	0.25	1.45	(12.61)	(11.65)
2021	51,648	8.35	10.63	452,944	0.01	0.25	1.45	8.36	9.72
2020	39,049	7.61	9.81	316,203	0.01	0.25	1.45	10.97	12.32
Janus Henderson VIT Research
2024	572,607	28.98	37.59	17,894,817	—	0.25	1.35	29.18	30.61
2023	581,757	22.41	28.78	14,040,052	0.00	0.25	1.45	36.72	38.23
2022	574,495	16.37	20.82	10,042,715	—	0.25	1.45	(32.96)	(32.27)
2021	760,667	24.42	30.74	19,748,761	0.00	0.25	1.45	14.81	16.22
2020	853,391	21.27	26.96	19,181,043	0.00	0.25	1.45	26.76	28.32
Lord Abbett Series Bond-Debenture VC
2024	430,377	9.46	11.54	4,271,348	0.06	0.25	1.25	2.27	3.31
2023	439,437	9.25	11.17	4,254,522	0.05	0.25	1.45	2.10	3.14
2022	444,151	9.06	10.83	4,202,378	0.04	0.25	1.45	(16.42)	(15.59)
2021	450,881	10.84	12.83	5,091,357	0.03	0.25	1.45	(1.19)	(0.08)
2020	464,110	10.97	13.08	5,231,287	0.04	0.25	1.45	2.62	3.89
Lord Abbett Series Developing Growth VC
2024	117,866	16.64	22.91	1,993,291	—	0.25	1.25	17.02	18.28
2023	85,903	14.14	19.37	1,234,902	—	0.25	1.45	3.70	4.70
2022	103,028	13.77	18.50	1,418,892	—	0.25	1.45	(38.64)	(38.00)
2021	110,641	22.44	29.84	2,468,243	—	0.25	1.45	(6.97)	(5.87)
2020	115,101	23.48	32.30	2,806,164	—	0.25	1.45	64.98	67.10

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Dividend Growth VC
2024	3,326	21.20	27.37	87,014	0.01	0.25	1.25	17.06	18.23
2023	2,612	23.15	23.15	60,489	0.01	0.25	0.25	12.60	12.60
2022	—	16.25	16.25	—	—	1.45	1.45	(17.13)	(17.13)
2021	1,018	19.61	19.61	19,966	0.00	1.45	1.45	20.16	20.16
2020	3,073	16.32	20.58	50,294	0.01	0.25	1.45	10.42	11.73
Lord Abbett Series Growth Opportunities VC
2024	156	21.15	21.15	3,292	—	0.25	0.25	26.42	26.42
2023	168	16.73	16.73	2,804	—	0.25	0.25	7.17	7.17
2022	—	15.61	15.61	—	—	0.25	0.25	(34.69)	(34.69)
2021	—	20.74	20.74	—	—	1.45	1.45	1.87	1.87
2020	2,257	20.36	23.63	45,954	—	0.25	1.45	33.25	34.95
Lord Abbett Series Mid Cap Stock VC
2024	4,088	17.84	17.84	72,964	—	0.25	0.25	11.22	11.22
2023	4,267	16.04	16.04	68,459	0.01	0.25	0.25	11.70	11.70
2022	2,708	11.66	14.36	38,884	0.01	0.25	1.45	(14.89)	(14.01)
2021	4,398	13.70	16.70	68,288	0.01	0.25	1.45	23.09	24.63
2020	4,430	11.13	13.66	55,566	0.01	0.25	1.45	(2.02)	(0.80)
Lord Abbett Series Total Return VC
2024	61,930	7.50	8.79	536,034	0.05	0.25	1.25	(1.70)	(0.57)
2023	62,573	7.63	8.84	545,754	0.04	0.25	1.45	2.01	2.91
2022	63,586	7.48	8.59	539,549	0.04	0.25	1.45	(17.71)	(16.76)
2021	40,612	9.09	10.32	411,501	0.03	0.25	1.45	(4.52)	(3.46)
2020	6,913	9.52	10.89	73,781	0.03	0.25	1.45	2.70	3.91
LVIP American Century Disciplined Core Value (c)
2024	7,647	16.18	22.75	153,652	0.01	0.25	1.25	8.16	9.27
2023	9,828	14.96	20.82	186,819	0.01	0.25	1.45	3.74	4.78
2022	10,351	14.42	19.87	186,410	0.02	0.25	1.45	(16.45)	(15.63)
2021	10,320	17.26	23.55	221,400	0.01	0.25	1.45	17.98	19.42
2020	5,933	14.63	20.10	111,577	0.00	0.25	1.45	6.55	7.89

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Inflation Protection (c)
2024	86,571	7.25	7.45	644,146	0.03	0.25	1.25	(2.68)	(1.72)
2023	115,055	7.45	7.58	872,055	0.02	0.25	1.45	(0.93)	—
2022	249,897	7.52	7.58	1,892,915	0.07	0.25	1.45	(16.63)	(15.87)
2021	95,161	9.01	9.02	856,906	0.03	0.25	1.45	1.58	2.97
2020	44,309	8.75	8.89	388,561	0.01	0.25	1.45	4.84	6.09
LVIP American Century International (c)
2024	4,382	11.71	11.71	51,278	0.01	0.25	0.25	(0.76)	(0.76)
2023	5,260	11.80	11.80	62,065	0.01	0.25	0.25	8.86	8.86
2022	5,946	10.84	10.84	64,466	0.01	0.25	0.25	(27.30)	(27.30)
2021	5,782	14.91	14.91	86,180	0.00	0.25	0.25	5.15	5.15
2020	8,927	12.81	14.45	126,572	0.00	0.25	1.45	20.17	21.63
LVIP American Century Mid Cap Value (c)(f)
2024	209,837	16.09	22.12	4,196,991	0.02	0.25	1.35	3.88	5.03
2023	234,756	15.47	21.06	4,492,608	0.02	0.25	1.45	1.50	2.68
2022	326,427	15.23	20.51	6,109,013	0.02	0.25	1.45	(5.46)	(4.56)
2021	296,933	16.11	21.49	5,845,403	0.01	0.25	1.45	17.68	19.12
2020	313,207	13.69	18.38	5,202,437	0.01	0.25	1.45	(3.32)	(2.18)
LVIP American Century Ultra (c)
2024	437,053	43.13	49.18	21,385,363	—	0.75	1.35	23.12	23.85
2023	541,321	35.03	39.71	21,354,934	—	0.75	1.35	37.16	38.03
2022	516,484	25.54	28.77	14,749,955	—	0.75	1.35	(35.31)	(34.94)
2021	539,659	39.48	44.22	23,653,619	—	0.75	1.35	17.75	18.46
2020	611,816	33.53	37.33	22,652,609	—	0.75	1.35	43.11	44.02

(c)	Name change. See Note 1.
(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Value (c)
2024	891,681	15.87	27.54	24,374,062	0.03	0.25	1.35	4.64	5.75
2023	1,153,725	15.15	26.16	29,669,848	0.02	0.25	1.45	4.34	5.57
2022	1,133,634	14.50	19.76	28,012,549	0.02	0.25	1.45	(3.91)	(2.90)
2021	1,367,816	15.09	20.35	35,056,543	0.02	0.25	1.45	18.91	20.34
2020	1,390,418	12.69	21.54	29,771,253	0.02	0.25	1.45	(3.57)	(2.43)
LVIP JPMorgan Core Bond Fund
2024	574,391	7.15	7.76	4,427,610	0.04	0.25	1.25	(2.72)	(1.77)
2023	521,394	7.35	7.94	4,111,574	0.03	0.25	1.45	1.24	2.20
2022	472,240	7.26	7.72	3,671,313	0.02	0.25	1.45	(16.46)	(15.44)
2021	524,424	8.69	9.13	4,848,816	0.01	0.25	1.45	(5.95)	(4.90)
2020	585,642	9.24	9.80	5,712,723	0.02	0.25	1.45	3.01	4.17
LVIP JPMorgan Small Cap Core Fund
2024	25,506	14.71	20.80	507,150	0.01	0.25	1.25	6.75	7.88
2023	16,492	13.78	19.28	297,471	0.01	0.25	1.45	8.16	9.17
2022	15,371	12.74	17.66	253,602	0.00	0.25	1.45	(22.93)	(22.10)
2021	15,395	16.53	22.67	324,542	0.00	0.25	1.45	15.84	17.22
2020	10,680	14.27	19.64	189,496	0.01	0.25	1.45	8.35	9.66
LVIP JPMorgan US Equity Fund
2024	13,305	26.46	35.91	385,676	—	0.25	1.25	18.50	19.70
2023	13,296	22.33	30.00	326,277	0.01	0.25	1.45	21.56	22.80
2022	13,080	18.37	24.43	263,830	0.00	0.25	1.45	(22.23)	(21.47)
2021	6,603	23.62	31.11	163,932	0.01	0.25	1.45	23.41	24.89
2020	6,413	19.14	25.29	128,746	0.00	0.25	1.45	19.48	20.95

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Macquarie Asset Strategy (c)
2024	19,402	12.91	12.91	250,490	0.02	0.90	0.90	9.50	9.50
2023	20,450	11.79	11.79	240,995	0.03	0.90	0.90	11.23	11.23
2022	24,452	10.60	10.60	259,158	0.01	0.90	0.90	(16.73)	(16.73)
2021	20,361	12.73	12.73	259,238	0.02	0.90	0.90	9.46	9.46
2020	20,370	11.63	11.63	236,970	0.02	0.90	0.90	9.10	9.10
Macquarie VIP Asset Strategy (c)
2024	106,334	10.96	13.09	1,167,975	0.02	0.25	1.25	7.72	8.90
2023	121,736	10.12	12.02	1,237,210	0.02	0.25	1.45	9.18	10.28
2022	117,821	9.37	10.90	1,092,457	0.02	0.25	1.45	(18.24)	(17.49)
2021	104,510	11.46	13.21	1,182,345	0.02	0.25	1.45	5.62	6.96
2020	104,722	10.56	12.59	1,114,353	0.02	0.25	1.45	8.94	10.25
Macquarie VIP Balanced (c)
2024	6,929	18.14	18.14	125,572	0.01	0.25	0.25	11.91	11.91
2023	7,227	16.21	16.21	117,064	0.01	0.25	0.25	12.34	12.34
2022	5,851	14.43	14.43	84,357	0.01	0.25	0.25	(18.75)	(18.75)
2021	5,690	14.29	17.76	100,948	0.01	0.25	1.45	10.95	12.26
2020	9,653	12.88	16.12	140,504	0.01	0.25	1.45	9.06	10.49
Macquarie VIP Core Equity (c)
2024	7,728	31.85	31.85	246,193	—	0.25	0.25	21.66	21.66
2023	8,196	26.18	26.18	214,639	0.00	0.25	0.25	19.60	19.60
2022	5,914	21.89	21.89	129,455	0.00	0.25	0.25	(19.96)	(19.96)
2021	139	27.35	27.35	3,796	0.00	0.25	0.25	24.83	24.83
2020	6,705	16.96	22.33	146,652	0.00	0.25	1.45	16.16	17.65

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Macquarie VIP Energy (c)
2024	23,600	4.82	4.88	114,225	0.03	0.25	1.25	(9.46)	(8.71)
2023	20,898	5.28	5.39	110,623	0.03	0.25	1.45	(0.37)	0.76
2022	22,740	5.24	5.41	119,733	0.03	0.25	1.45	44.27	45.56
2021	41,977	3.60	3.75	154,385	0.01	0.25	1.45	35.87	37.40
2020	27,016	2.62	2.76	71,558	0.01	0.25	1.45	(39.61)	(38.76)
Macquarie VIP Global Growth (c)
2024	4,763	19.25	19.25	91,661	0.03	0.25	0.25	13.37	13.37
2023	125	16.98	16.98	2,118	0.00	0.25	0.25	16.14	16.14
2022	133	14.62	14.62	1,940	—	0.25	0.25	(20.20)	(20.20)
2021	53,056	18.32	18.32	971,589	0.00	0.25	0.25	14.14	14.14
2020	51,490	14.50	16.36	826,409	0.00	0.25	1.45	15.35	16.69
Macquarie VIP Growth (c)
2024	2,837	43.13	43.13	122,125	—	0.25	0.25	19.94	19.94
2023	6,843	35.96	35.96	245,916	—	0.25	0.25	33.53	33.53
2022	4,115	26.93	26.93	110,731	—	0.25	0.25	(29.50)	(29.50)
2021	5,553	38.20	38.20	211,983	—	0.25	0.25	25.86	25.86
2020	6,359	24.24	30.93	192,910	—	0.25	1.45	24.82	26.35
Macquarie VIP High Income (c)
2024	40,869	9.67	12.65	420,942	0.08	0.25	1.25	1.68	2.85
2023	42,123	9.51	12.54	430,670	0.06	0.25	1.45	7.09	8.20
2022	44,964	8.88	11.59	435,696	0.06	0.25	1.45	(14.62)	(13.83)
2021	50,957	10.40	13.20	586,206	0.06	0.25	1.45	1.46	2.72
2020	48,086	10.25	13.10	536,206	0.24	0.25	1.45	1.38	2.66

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Macquarie VIP International Core Equity (c)
2024	31,025	10.62	11.24	347,886	0.01	0.25	1.25	(0.47)	0.54
2023	29,121	10.67	11.18	325,050	0.02	0.25	1.45	10.80	11.91
2022	28,923	9.63	9.99	287,878	0.02	0.25	1.45	(17.90)	(17.03)
2021	41,957	11.73	12.04	501,820	0.01	0.25	1.45	9.22	10.46
2020	43,677	10.74	11.10	474,233	0.02	0.25	1.45	2.48	3.74
Macquarie VIP Limited-Term Bond Series (c)
2024	1,838	7.98	7.98	14,721	0.05	0.25	0.25	1.01	1.01
2023	1,775	7.90	7.90	14,080	0.02	0.25	0.25	1.54	1.54
2022	1,843	7.78	7.78	14,401	0.02	0.25	0.25	(7.38)	(7.38)
2021	8,539	8.40	8.40	71,787	0.03	0.25	0.25	(3.67)	(3.67)
2020	—	8.29	8.89	—	—	0.25	1.45	(0.48)	0.79
Macquarie VIP Mid Cap Growth (c)
2024	9,951	18.65	23.35	210,032	—	0.25	1.25	(2.10)	(1.06)
2023	10,862	19.05	23.60	235,184	—	0.25	1.45	14.69	15.80
2022	9,076	16.61	20.38	170,059	—	0.25	1.45	(33.67)	(32.98)
2021	10,196	25.04	30.41	288,961	—	0.25	1.45	11.29	12.63
2020	9,519	22.50	27.51	237,252	—	0.25	1.45	42.50	44.26
Macquarie VIP Natural Resources (c)
2024	31,864	5.57	6.22	197,861	0.05	0.25	1.25	(4.62)	(3.72)
2023	34,715	5.84	6.46	224,016	0.04	0.25	1.45	(2.67)	(1.67)
2022	34,612	6.00	6.57	227,293	0.02	0.25	1.45	12.78	14.06
2021	32,967	5.32	5.76	189,760	0.02	0.25	1.45	21.18	22.55
2020	28,462	4.39	4.76	133,854	0.04	0.25	1.45	(15.74)	(14.70)

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Macquarie VIP Science And Technology (c)
2024	7,721	27.10	38.99	244,620	—	0.25	1.25	25.12	26.39
2023	8,504	21.66	30.85	216,307	—	0.25	1.45	33.29	34.60
2022	9,176	16.25	22.92	169,780	—	0.25	1.45	(34.66)	(33.99)
2021	9,455	24.87	34.72	272,333	—	0.25	1.45	10.14	11.46
2020	16,740	22.58	31.74	407,203	—	0.25	1.45	29.47	31.05
Macquarie VIP Small Cap Growth (c)
2024	11,873	14.82	16.13	185,366	—	0.25	1.25	9.45	10.56
2023	19,962	13.54	14.59	286,395	—	0.25	1.45	8.41	9.45
2022	13,599	12.49	13.33	177,570	—	0.25	1.45	(29.83)	(29.10)
2021	13,273	17.80	18.80	245,229	0.01	0.25	1.45	(0.50)	0.64
2020	9,802	17.89	19.03	179,411	—	0.25	1.45	31.64	33.26
Macquarie VIP Smid Cap Core (c)
2024	5,488	15.82	19.62	96,375	0.01	0.25	1.25	9.48	10.60
2023	9,872	14.45	17.74	165,600	0.00	0.25	1.45	10.81	11.99
2022	9,504	13.04	15.84	142,672	—	0.25	1.45	(18.30)	(17.54)
2021	13,282	15.96	19.21	246,246	—	0.25	1.45	15.48	16.92
2020	17,230	13.82	16.74	276,134	—	0.25	1.45	2.37	3.59
Macquarie VIP Value (c)
2024	460	20.11	20.11	9,258	0.03	0.25	0.25	3.02	3.02
2023	7,790	19.52	19.52	152,081	0.01	0.25	0.25	4.89	4.89
2022	8,132	18.61	18.61	151,351	0.02	0.25	0.25	(8.01)	(8.01)
2021	11,159	15.83	20.23	225,783	0.02	0.25	1.45	25.44	26.99
2020	12,915	12.62	16.23	205,768	0.02	0.25	1.45	(2.47)	(1.28)

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Emerging Markets Equity
2024	13,078	7.96	8.08	104,501	0.02	0.25	1.25	6.70	7.73
2023	8,214	7.46	7.50	61,059	0.01	0.25	1.45	6.12	7.30
2022	7,891	6.99	7.03	55,225	0.04	0.25	1.45	(23.25)	(22.51)
2021	8,886	9.02	9.16	81,010	0.00	0.25	1.25	(11.07)	(10.07)
2020	15,833	10.03	10.30	161,856	0.02	0.25	1.45	5.42	6.82
MFS® VIT Global Tactical Allocation
2024	370	9.11	9.11	3,366	0.01	1.25	1.25	0.33	0.33
2023	460	9.08	9.08	4,172	0.00	1.25	1.45	4.73	4.73
2022	557	8.67	8.67	4,826	0.02	1.45	1.45	(11.26)	(11.26)
2021	648	9.77	9.77	6,331	0.01	1.45	1.45	(1.91)	(1.91)
2020	722	9.96	10.80	7,184	0.02	0.25	1.45	1.32	2.66
MFS® VIT II MA Investors Growth Stock
2024	6,966	34.25	34.90	241,345	—	0.25	0.25	12.25	12.26
2023	6,771	30.51	31.09	209,101	0.00	0.25	0.25	19.74	19.76
2022	5,935	25.48	25.96	152,754	—	0.25	0.25	(22.00)	(21.98)
2021	—	24.82	33.28	—	—	0.25	1.45	20.19	21.64
2020	—	20.65	27.36	—	—	0.25	1.45	16.86	18.29
MFS® VIT II Research International
2024	874,953	7.64	11.10	8,201,783	0.02	0.25	1.35	(1.67)	(0.54)
2023	892,466	7.77	11.16	8,306,537	0.01	0.25	1.45	8.07	9.30
2022	779,273	9.34	10.21	6,753,566	0.02	0.25	1.45	(21.18)	(20.48)
2021	901,809	11.85	12.84	9,780,443	0.01	0.25	1.45	6.37	7.72
2020	1,048,078	8.58	12.14	10,735,215	0.02	0.25	1.45	7.84	9.07
MFS® VIT International Intrinsic Value
2024	103,316	12.45	13.90	1,300,472	0.01	0.25	1.25	2.55	3.58
2023	113,225	12.14	13.42	1,396,860	0.00	0.25	1.45	12.41	13.54
2022	149,320	10.80	11.82	1,629,925	0.00	0.25	1.45	(26.88)	(26.17)
2021	162,997	14.77	16.01	2,437,781	0.00	0.25	1.25	5.42	6.80
2020	167,692	14.01	15.18	2,372,547	0.01	0.25	1.45	15.02	16.32

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Investors Trust
2024	6,701	20.80	28.03	153,791	—	0.25	1.25	14.22	15.40
2023	6,751	18.21	24.29	135,527	0.00	0.25	1.45	13.74	14.90
2022	4,609	16.01	21.14	84,789	0.00	0.25	1.45	(20.11)	(19.34)
2021	4,122	20.04	26.21	88,680	0.00	0.25	1.45	21.01	22.48
2020	1,156	16.56	21.81	24,754	0.00	0.25	1.45	8.59	9.93
MFS® VIT New Discovery
2024	11,059	15.00	18.78	199,584	—	0.25	1.25	1.97	3.07
2023	14,532	14.71	18.22	252,181	—	0.25	1.45	9.53	10.56
2022	16,774	13.43	16.48	265,720	—	0.25	1.45	(32.92)	(32.21)
2021	17,585	20.02	24.31	409,002	—	0.25	1.45	(2.82)	(1.66)
2020	13,063	20.60	25.19	311,614	—	0.25	1.45	39.19	40.96
MFS® VIT Research
2024	1,676	29.57	29.57	49,556	—	0.25	0.25	14.75	14.75
2023	1,709	25.77	25.77	44,049	0.00	0.25	0.25	18.21	18.21
2022	1,741	21.80	21.80	37,957	0.00	0.25	0.25	(20.03)	(20.03)
2021	1,772	20.42	27.26	48,309	0.00	0.25	1.45	19.07	20.51
2020	6,602	17.15	23.05	141,651	0.01	0.25	1.45	11.22	12.60
MFS® VIT Total Return
2024	944,579	12.52	15.94	14,081,439	0.02	0.25	1.35	2.88	3.98
2023	1,005,908	12.17	15.33	14,479,191	0.02	0.25	1.45	5.55	6.68
2022	1,207,078	11.67	14.37	16,241,682	0.01	0.25	1.45	(13.56)	(12.70)
2021	1,199,389	13.50	15.62	18,726,542	0.02	0.75	1.45	8.87	9.69
2020	1,339,879	12.26	15.22	19,074,739	0.02	0.25	1.45	4.73	5.99
MFS® VIT Total Return Bond
2024	36,867	7.57	8.67	311,563	0.04	0.25	1.25	(1.94)	(0.91)
2023	36,102	7.72	8.75	308,489	0.03	0.25	1.45	2.66	3.67
2022	36,958	7.52	8.44	305,263	0.02	0.25	1.45	(17.72)	(16.93)
2021	30,980	9.14	10.16	306,924	0.02	0.25	1.45	(5.38)	(4.24)
2020	15,892	9.66	10.81	163,316	0.04	0.25	1.45	3.43	4.75

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Utilities
2024	586,869	12.91	21.96	12,272,048	0.02	0.25	1.35	6.58	7.85
2023	612,335	12.10	20.48	12,071,867	0.03	0.25	1.45	(6.50)	(5.50)
2022	781,487	12.93	16.72	15,890,001	0.02	0.25	1.45	(3.72)	(2.68)
2021	707,714	13.43	17.18	15,337,441	0.01	0.25	1.45	8.91	10.13
2020	767,473	12.33	20.52	15,127,555	0.02	0.25	1.45	0.98	2.25
Morgan Stanley VIF Emerging Markets Debt
2024	46,424	8.26	8.31	384,450	0.17	0.25	1.25	6.72	7.64
2023	16,463	7.72	7.72	127,180	0.06	0.25	0.25	8.12	8.12
2022	17,403	7.14	7.14	124,319	0.07	0.25	0.25	(21.37)	(21.37)
2021	17,154	9.08	9.08	155,901	0.06	0.25	0.25	(5.12)	(5.12)
2020	16,796	9.57	9.92	160,864	0.04	0.25	1.45	0.92	2.21
Morgan Stanley VIF Emerging Markets Equity
2024	475,012	6.06	8.56	3,453,154	0.01	0.25	1.35	3.06	4.26
2023	539,777	5.88	8.21	3,795,454	0.02	0.25	1.45	7.30	8.31
2022	585,334	7.24	7.58	3,813,755	0.00	0.25	1.45	(28.25)	(27.46)
2021	615,741	7.65	10.45	5,567,401	0.01	0.25	1.35	(1.46)	(0.38)
2020	1,037,848	7.76	10.65	8,950,437	0.01	0.25	1.45	9.28	10.71
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2024	137,168	14.83	18.07	2,036,430	0.01	0.25	0.75	10.34	10.93
2023	118,309	13.44	16.29	1,591,833	0.02	0.25	0.75	12.56	13.13
2022	117,485	11.96	14.40	1,403,710	0.01	0.25	1.45	(16.77)	(15.94)
2021	113,670	14.37	17.13	1,624,018	0.01	0.25	1.45	13.15	14.58
2020	162,110	12.53	15.18	2,034,802	0.02	0.25	1.45	5.13	6.38
Morningstar Balanced ETF Asset Allocation Portfolio
2024	834,668	11.38	13.47	10,495,931	0.02	0.25	1.25	5.57	6.65
2023	605,252	10.78	12.63	6,939,253	0.02	0.25	1.45	8.12	9.16
2022	606,605	9.97	11.57	6,307,676	0.02	0.25	1.45	(16.50)	(15.67)
2021	552,374	11.94	13.72	6,763,439	0.01	0.25	1.45	6.04	7.27
2020	1,183,274	11.26	12.99	13,456,005	0.03	0.25	1.45	4.26	5.61

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Conservative ETF Asset Allocation Portfolio
2024	282,443	8.07	9.01	2,462,748	0.02	0.25	1.25	0.88	1.92
2023	270,638	8.00	8.84	2,325,240	0.02	0.25	1.45	3.36	4.37
2022	255,244	7.74	8.47	2,073,854	0.01	0.25	1.45	(15.50)	(14.62)
2021	303,277	9.16	9.92	2,908,135	0.01	0.25	1.45	(2.14)	(1.00)
2020	297,627	9.36	10.17	2,912,216	0.02	0.25	1.45	1.85	3.04
Morningstar Growth ETF Asset Allocation Portfolio
2024	448,722	13.27	16.16	6,092,380	0.01	0.25	1.25	7.97	9.12
2023	642,490	12.29	14.81	8,023,349	0.02	0.25	1.45	10.42	11.61
2022	669,312	11.13	13.27	7,525,468	0.02	0.25	1.45	(16.82)	(16.07)
2021	657,537	13.38	15.81	8,822,592	0.01	0.25	1.45	9.85	11.26
2020	850,133	12.11	14.43	10,310,746	0.02	0.25	1.45	5.18	6.49
Morningstar Income and Growth ETF Asset Allocation Portfolio
2024	130,216	9.67	11.13	1,391,740	0.02	0.25	1.25	3.42	4.51
2023	137,323	9.35	10.65	1,386,927	0.02	0.25	1.45	6.01	7.04
2022	108,032	8.82	9.95	994,817	0.01	0.25	1.45	(16.16)	(15.32)
2021	167,235	10.52	11.75	1,829,360	0.01	0.25	1.45	1.84	3.07
2020	192,757	10.33	11.57	2,054,801	0.02	0.25	1.45	3.61	4.90
NAA All Cap Value Series (c)
2024	625,509	16.14	34.06	15,404,846	0.02	0.25	1.35	5.58	6.70
2023	746,243	15.28	28.71	17,297,663	0.02	0.75	1.45	3.87	4.53
2022	779,428	14.69	30.38	17,314,087	0.01	0.25	1.45	(5.29)	(4.31)
2021	811,948	15.51	23.44	18,904,535	0.02	0.75	1.45	21.46	22.27
2020	828,159	12.77	26.45	15,913,700	0.02	0.25	1.45	(2.59)	(1.42)

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Cap Value (c)
2024	78,568	18.12	24.61	1,426,475	0.01	0.90	1.25	8.33	8.70
2023	82,363	16.67	22.68	1,375,631	0.01	0.90	1.25	4.32	4.71
2022	103,426	15.92	17.37	1,649,917	0.01	0.90	1.25	(5.50)	(5.18)
2021	123,622	16.79	18.38	2,137,254	0.01	0.90	1.25	21.80	22.29
2020	159,856	13.73	18.81	2,299,739	0.02	0.90	1.25	(1.69)	(1.44)
NAA Large Cap Value Series (c)
2024	940,311	16.87	33.69	20,112,964	0.02	0.25	1.35	8.61	9.85
2023	995,706	18.58	30.67	19,538,923	0.02	0.25	1.35	4.64	5.79
2022	1,451,399	17.87	29.00	27,123,329	0.01	0.25	1.35	(5.55)	(4.45)
2021	1,577,485	18.92	29.65	30,716,444	0.02	0.25	1.35	21.67	22.98
2020	1,903,030	12.89	24.68	30,099,538	0.02	0.25	1.45	(2.27)	(1.08)
NAA Large Core (c)
2024	79,512	18.82	25.80	1,557,697	0.03	0.90	1.25	20.27	20.72
2023	89,021	15.59	21.42	1,435,042	0.03	0.90	1.25	21.45	21.89
2022	101,722	12.79	15.48	1,348,038	0.01	0.90	1.25	(24.49)	(24.23)
2021	96,903	16.88	20.50	1,673,028	0.00	0.90	1.25	22.90	23.39
2020	104,247	13.68	18.91	1,467,824	0.01	0.90	1.25	12.78	13.15
NAA Large Core Series (c)
2024	933,867	17.47	33.31	16,459,174	0.03	0.25	1.35	20.50	21.84
2023	912,232	14.41	27.34	13,284,273	0.02	0.25	1.45	21.51	22.88
2022	901,407	17.46	22.25	10,746,395	0.01	0.25	1.45	(23.95)	(23.20)
2021	996,909	18.97	28.97	15,560,208	0.01	0.25	1.35	23.02	24.39
2020	1,071,783	12.46	23.65	13,522,465	0.01	0.25	1.45	13.56	14.97

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Growth Series (c)
2024	537,565	22.83	34.38	12,267,611	0.03	0.75	1.35	26.51	27.33
2023	588,758	17.93	21.54	10,561,352	0.01	0.75	1.35	33.96	34.71
2022	592,039	20.24	23.02	7,885,704	0.00	0.25	1.45	(33.57)	(32.91)
2021	656,334	24.22	34.31	13,109,477	0.01	0.25	1.35	22.32	23.68
2020	710,492	16.19	28.26	11,548,981	0.01	0.25	1.45	31.84	33.43
NAA Mid Growth (c)
2024	88,316	20.04	30.46	1,794,487	0.03	0.90	1.25	12.33	12.71
2023	93,062	17.78	27.08	1,664,035	0.02	0.90	1.10	21.33	21.53
2022	93,578	14.63	22.32	1,372,058	0.00	0.90	1.10	(30.42)	(30.27)
2021	115,064	20.98	32.08	2,448,075	—	0.90	1.10	8.97	9.16
2020	117,865	19.22	29.44	2,276,525	0.00	0.90	1.25	26.16	26.61
NAA Mid Growth Series (c)
2024	433,335	20.41	42.65	9,438,833	0.03	0.75	1.35	12.37	13.07
2023	535,108	18.05	37.86	10,212,163	0.01	0.75	1.45	20.99	21.71
2022	590,492	14.83	15.18	9,228,999	0.00	0.75	1.45	(30.78)	(30.41)
2021	655,074	21.31	21.93	14,786,164	0.01	0.75	1.45	8.78	9.51
2020	684,440	19.46	45.75	14,488,289	0.01	0.25	1.45	26.32	27.86
NAA Opportunity (c)
2024	6,212	12.53	17.59	95,629	0.01	0.90	0.90	6.19	6.22
2023	6,453	11.80	16.56	94,331	0.01	0.90	0.90	4.68	4.70
2022	6,366	11.27	15.82	89,072	0.01	0.90	0.90	(12.16)	(12.16)
2021	6,425	12.83	18.01	102,801	0.01	0.90	0.90	10.02	10.03
2020	6,948	11.10	16.37	102,321	0.01	0.90	1.25	(3.98)	(3.71)

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Small Cap Value Series (c)
2024	349,038	12.53	42.62	14,019,758	0.01	0.25	1.35	3.87	5.07
2023	503,860	12.05	40.78	19,120,993	0.01	0.25	1.45	5.58	6.72
2022	614,756	11.40	18.29	21,258,874	0.01	0.25	1.45	(7.77)	(6.78)
2021	727,902	12.36	19.62	27,154,082	0.01	0.25	1.45	20.70	22.17
2020	729,697	10.24	34.06	23,093,195	0.01	0.25	1.45	(5.27)	(4.18)
NAA Small Growth Series (c)
2024	228,954	12.42	22.70	2,951,586	0.03	0.25	1.35	7.96	9.13
2023	271,854	11.44	20.80	3,196,848	0.01	0.25	1.45	15.84	17.18
2022	300,407	9.81	13.00	3,016,775	0.00	0.75	1.45	(29.69)	(29.32)
2021	314,340	18.49	24.99	4,478,410	0.00	0.25	1.45	1.93	3.14
2020	334,301	13.52	24.60	4,661,082	0.01	0.25	1.45	26.06	27.59
NAA SMid Cap Value (c)
2024	319,199	22.47	40.94	10,696,085	0.01	0.90	1.25	4.12	4.48
2023	350,274	21.58	39.27	11,223,140	0.00	0.90	1.25	4.76	5.14
2022	373,787	20.60	30.36	11,389,658	0.01	0.90	1.25	(6.02)	(5.68)
2021	433,276	21.92	32.19	14,049,792	0.00	0.90	1.25	18.55	18.96
2020	496,734	18.49	33.49	13,595,565	—	0.90	1.25	(0.80)	(0.44)
NAA Smid-Cap Value Series (c)
2024	639,237	14.96	46.53	27,729,808	0.01	0.25	1.35	4.39	5.58
2023	796,351	14.31	44.30	32,831,307	0.01	0.25	1.45	5.07	6.21
2022	916,989	13.61	31.89	35,240,224	0.01	0.25	1.45	(5.94)	(4.98)
2021	996,101	14.47	33.56	40,746,196	0.02	0.25	1.45	18.41	19.81
2020	1,107,443	12.22	37.19	38,045,070	0.01	0.25	1.45	(0.24)	0.95

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA World Equity Income (c)
2024	347,256	13.66	19.86	4,969,502	0.02	0.90	1.25	6.80	7.21
2023	366,732	12.79	18.57	4,907,542	0.02	0.90	1.25	7.39	7.77
2022	388,812	11.91	12.23	4,832,760	0.02	0.90	1.25	(13.00)	(12.71)
2021	387,369	13.69	14.01	5,504,344	0.02	0.90	1.25	16.21	16.65
2020	401,321	11.78	17.02	4,874,116	0.01	0.90	1.25	1.73	2.04
NAA World Equity Income Series (c)
2024	820,463	12.96	16.58	11,825,117	0.03	0.25	1.35	7.74	9.00
2023	885,849	11.89	15.34	11,783,762	0.03	0.25	1.35	7.49	8.68
2022	990,964	10.94	13.35	12,186,511	0.02	0.25	1.35	(12.97)	(11.99)
2021	1,122,246	12.43	15.34	15,836,480	0.02	0.25	1.35	16.57	17.82
2020	1,215,238	10.55	13.96	14,570,589	0.03	0.25	1.45	1.99	3.24
Neuberger Berman AMT Sustainable Equity I
2024	204,821	16.34	27.72	3,416,780	—	0.25	1.45	20.32	21.85
2023	250,434	13.58	22.75	3,456,160	0.00	0.25	1.45	21.36	22.84
2022	260,404	11.19	18.52	2,957,325	0.00	0.25	1.45	(21.97)	(21.06)
2021	324,004	14.34	23.46	4,701,748	0.00	0.25	1.45	18.12	19.51
2020	370,621	12.14	20.00	4,541,207	0.01	0.25	1.45	14.31	15.74
Neuberger Berman AMT Sustainable Equity S
2024	179,770	36.34	40.69	7,307,496	—	0.75	1.35	20.17	20.89
2023	165,859	30.24	33.66	5,580,656	0.00	0.75	1.35	21.20	21.91
2022	177,475	24.95	27.61	4,894,128	0.00	0.75	1.35	(22.10)	(21.63)
2021	189,148	32.03	35.23	6,654,112	0.00	0.75	1.35	17.89	18.62
2020	212,863	27.17	29.70	6,312,264	0.00	0.75	1.35	14.16	14.89

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Neuberger Berman Core Bond
2024	322,230	7.50	8.40	2,646,856	0.04	0.90	1.25	(2.85)	(2.44)
2023	286,434	7.72	8.61	2,419,027	0.04	0.90	1.25	1.31	1.53
2022	299,881	7.62	8.48	2,493,822	0.04	0.90	1.25	(17.53)	(17.19)
2021	193,535	9.24	10.24	1,966,056	0.02	0.90	1.25	(5.62)	(5.27)
2020	206,456	9.79	10.81	2,211,494	0.03	0.90	1.25	4.59	4.85
Neuberger Berman Large Cap Value
2024	40,006	16.00	16.60	663,638	0.02	0.90	1.10	6.10	6.34
2023	53,555	15.08	15.61	835,703	0.02	0.90	1.10	(6.04)	(5.85)
2022	61,802	16.05	16.58	1,024,423	0.01	0.90	1.10	(5.48)	(5.31)
2021	55,399	16.98	17.51	969,546	0.01	0.90	1.10	22.51	22.79
2020	57,260	13.57	14.26	816,250	0.01	0.90	1.25	9.35	9.69
Neuberger Berman Sustainable Equity
2024	62,238	24.62	26.30	1,630,305	—	0.90	1.25	22.61	23.07
2023	69,036	20.63	21.37	1,468,628	0.00	0.90	1.10	21.50	21.70
2022	61,971	16.98	17.56	1,086,556	—	0.90	1.10	(22.00)	(21.85)
2021	62,099	21.77	22.47	1,391,959	0.00	0.90	1.10	18.25	18.45
2020	70,096	18.01	18.97	1,325,589	0.00	0.90	1.25	14.28	14.62
North Square Spectrum Alpha
2024	172	18.08	18.08	3,117	—	0.90	0.90	10.65	10.65
2023	164	16.34	16.34	2,676	—	0.90	0.90	19.97	19.97
2022	3,021	13.62	13.62	41,168	—	0.90	0.90	(29.83)	(29.83)
2021	2,789	19.41	19.41	54,160	—	0.90	0.90	5.95	5.95
2020	2,743	18.32	18.32	50,295	—	0.90	0.90	24.88	24.88
Northern Global Tactical Asset Allocation
2024	7,256	13.00	13.00	94,364	0.03	0.90	0.90	3.83	3.83
2023	7,731	12.52	12.52	96,797	0.04	0.90	0.90	6.55	6.55
2022	7,857	11.75	11.75	92,372	0.02	0.90	0.90	(16.13)	(16.13)
2021	9,690	14.01	14.01	135,767	0.02	0.90	0.90	6.95	6.95
2020	9,699	13.10	13.10	127,078	0.02	0.90	0.90	2.42	2.42

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Northern Large Cap Core
2024	5,417	29.75	29.75	161,154	0.01	0.90	0.90	21.48	21.48
2023	5,208	24.49	24.49	127,531	0.01	0.90	0.90	19.52	19.52
2022	6,313	20.49	20.49	129,362	0.01	0.90	0.90	(18.75)	(18.75)
2021	8,600	25.22	25.22	216,860	0.01	0.90	0.90	27.96	27.96
2020	9,588	19.71	19.71	188,969	0.01	0.90	0.90	7.59	7.59
Northern Large Cap Value
2024	13,187	21.50	21.50	283,167	0.01	0.90	0.90	9.19	9.19
2023	20,617	19.69	19.69	405,574	0.03	0.90	0.90	5.86	5.86
2022	20,360	18.60	18.60	378,436	0.01	0.90	0.90	(9.58)	(9.58)
2021	12,315	20.57	20.57	253,024	0.02	0.90	0.90	23.40	23.40
2020	11,351	16.67	16.67	188,922	0.01	0.90	0.90	(2.57)	(2.57)
PGIM Focused Growth
2024	323,893	10.05	10.11	3,276,719	—	0.90	1.10	26.26	26.38
2023	352,180	7.96	8.00	2,817,235	—	0.90	1.10	46.06	46.52
2022	377,867	5.45	5.46	2,063,314	—	0.90	1.10	(43.05)	(42.95)
2021	396,159	9.57	9.57	3,793,610	—	0.90	1.10	—	—
PGIM Jennison Mid-Cap Growth
2024	11,222	21.41	21.41	240,169	—	0.90	0.90	7.37	7.37
2023	8,588	19.94	19.94	171,190	—	0.90	0.90	15.59	15.59
2022	7,502	17.25	17.25	129,357	—	0.90	0.90	(26.94)	(26.94)
2021	8,150	23.61	23.61	192,400	—	0.90	0.90	7.12	7.12
2020	9,351	22.04	22.04	206,074	—	0.90	0.90	36.72	36.72
PGIM Jennison Natural Resources
2024	2,250	7.24	7.24	16,273	0.01	0.90	0.90	(2.95)	(2.95)
2023	4,979	7.46	7.46	37,158	0.02	0.90	0.90	(5.93)	(5.93)
2022	2,665	7.93	7.93	21,153	0.03	0.90	0.90	19.61	19.61
2021	2,568	6.63	6.63	17,020	0.01	0.90	0.90	22.55	22.55
2020	2,682	5.41	5.41	14,521	0.01	0.90	0.90	6.71	6.71

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PGIM Jennison Small Company
2024	19,892	22.34	22.34	443,714	—	0.90	0.90	9.30	9.30
2023	25,354	20.44	20.44	517,528	0.00	0.90	0.90	7.24	7.24
2022	25,940	19.06	19.06	493,847	—	0.90	0.90	(21.98)	(21.98)
2021	29,793	24.43	24.43	727,252	—	0.90	0.90	24.07	24.07
2020	34,865	18.73	19.69	685,989	—	0.90	1.25	21.78	22.22
PGIM Quant Solutions Small-Cap Value (f)
2024	15,849	13.03	13.89	219,685	0.01	0.90	1.25	0.31	0.65
2023	19,619	12.99	13.80	269,545	0.02	0.90	1.25	11.69	12.10
2022	19,346	11.63	12.31	237,180	0.02	0.90	1.25	(15.17)	(14.87)
2021	20,605	13.71	14.46	296,063	0.01	0.90	1.25	35.34	35.77
2020	21,545	10.13	10.65	227,981	0.01	0.90	1.25	(7.49)	(7.15)
PIMCO All Asset
2024	15,128	10.31	10.31	155,351	0.05	0.90	0.90	(0.67)	(0.67)
2023	18,767	10.38	10.38	193,993	0.03	0.90	0.90	3.80	3.80
2022	23,972	10.00	10.00	239,115	0.06	0.90	0.90	(15.54)	(15.54)
2021	24,533	11.84	11.84	289,664	0.12	0.90	0.90	10.34	10.34
2020	26,589	10.73	10.73	284,413	0.03	0.90	0.90	3.57	3.57
PIMCO CommodityRealReturn Strategy
2024	14,425	4.89	4.89	70,217	0.03	0.90	0.90	0.20	0.20
2023	16,051	4.88	4.88	78,002	0.04	0.90	0.90	(11.27)	(11.27)
2022	19,082	5.50	5.50	104,727	0.37	0.90	0.90	4.17	4.17
2021	21,660	5.28	5.28	114,053	0.20	0.90	0.90	27.85	27.85
2020	20,628	4.13	4.13	85,051	0.01	0.90	0.90	(3.50)	(3.50)

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO Emerging Markets Bond
2024	6,350	8.65	8.65	54,902	0.05	0.90	0.90	3.22	3.22
2023	4,524	8.38	8.38	37,867	0.10	0.90	0.90	7.44	7.44
2022	15,111	7.80	7.80	117,816	0.06	0.90	0.90	(19.84)	(19.84)
2021	14,392	9.73	9.73	140,015	0.07	0.90	0.90	(6.17)	(6.17)
2020	1,546	10.37	10.37	16,005	0.04	0.90	0.90	2.07	2.07
PIMCO High Yield
2024	76,502	12.07	15.93	1,170,603	0.06	0.90	1.25	1.94	2.34
2023	84,898	11.84	15.60	1,270,244	0.06	0.90	1.25	7.64	8.09
2022	83,198	11.00	13.84	1,151,772	0.04	0.90	1.25	(14.79)	(14.52)
2021	90,462	12.91	16.19	1,464,828	0.04	0.90	1.25	(0.62)	(0.31)
2020	106,703	12.99	17.04	1,739,637	0.04	0.90	1.25	0.62	1.00
PIMCO International Bond (U.S. Dollar-Hedged)
2024	403,432	9.55	10.19	4,097,697	0.04	0.90	1.25	0.53	0.99
2023	421,769	9.75	10.09	4,241,906	0.02	0.90	1.10	4.50	4.67
2022	460,532	9.33	9.64	4,425,525	0.02	0.90	1.10	(14.09)	(13.85)
2021	365,442	10.86	11.19	4,088,637	0.01	0.90	1.10	(6.22)	(6.05)
2020	443,302	11.34	11.91	5,276,762	0.02	0.90	1.25	1.07	1.36
PIMCO Low Duration
2024	7,431	6.96	6.96	51,756	0.04	0.90	0.90	0.14	0.14
2023	20,096	6.95	6.95	139,566	0.03	0.90	0.90	0.72	0.72
2022	24,322	6.90	6.90	167,775	0.01	0.90	0.90	(9.33)	(9.33)
2021	4,258	7.61	7.61	32,418	0.00	0.90	0.90	(4.99)	(4.99)
2020	3,770	8.01	8.01	30,229	0.01	0.90	0.90	(1.23)	(1.23)
PIMCO Real Return
2024	89,023	8.18	8.18	727,831	0.02	0.90	0.90	(1.92)	(1.92)
2023	100,374	8.34	8.34	837,308	0.03	0.90	0.90	(0.95)	(0.95)
2022	100,888	8.42	8.42	849,037	0.07	0.90	0.90	(15.80)	(15.80)
2021	86,246	10.00	10.00	861,866	0.05	0.90	0.90	1.01	1.01
2020	89,845	9.90	9.90	889,376	0.02	0.90	0.90	7.03	7.03

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO StocksPLUS® Small Fund
2024	21,529	19.77	19.77	426,099	0.04	0.90	0.90	7.86	7.86
2023	21,200	18.33	18.33	389,037	0.02	0.90	0.90	12.18	12.18
2022	20,097	16.34	16.34	328,795	—	0.90	0.90	(27.15)	(27.15)
2021	25,879	22.43	22.43	581,000	0.17	0.90	0.90	9.25	9.25
2020	26,772	20.53	20.53	549,943	0.04	0.90	0.90	14.76	14.76
PIMCO Total Return
2024	163,257	8.37	8.37	1,366,694	0.04	0.90	0.90	(1.88)	(1.88)
2023	188,420	8.53	8.53	1,608,020	0.03	0.90	0.90	1.55	1.55
2022	202,451	8.40	8.40	1,699,871	0.03	0.90	0.90	(17.81)	(17.81)
2021	198,487	10.22	10.22	2,029,174	0.02	0.90	0.90	(5.28)	(5.28)
2020	204,724	10.79	10.79	2,207,748	0.02	0.90	0.90	4.15	4.15
PIMCO VIT All Asset Administrative
2024	274,910	12.12	13.82	3,785,849	0.07	0.75	1.35	(0.66)	(0.07)
2023	327,703	12.20	13.83	4,517,732	0.03	0.75	1.35	3.48	4.14
2022	351,375	11.79	13.28	4,649,478	0.07	0.75	1.35	(15.60)	(15.09)
2021	406,909	13.97	15.64	6,343,555	0.11	0.75	1.35	11.31	11.95
2020	401,133	12.55	13.97	5,584,370	0.05	0.75	1.35	3.38	4.02
PIMCO VIT All Asset Advisor
2024	82,571	9.41	10.81	892,189	0.06	0.25	1.25	(0.74)	0.28
2023	85,034	9.48	10.78	915,275	0.03	0.25	1.45	3.61	4.56
2022	73,606	9.15	10.31	757,694	0.07	0.25	1.45	(15.59)	(14.72)
2021	48,339	10.84	12.09	581,262	0.11	0.25	1.45	10.95	12.36
2020	40,753	9.77	10.96	434,795	0.04	0.25	1.45	3.28	4.38
PIMCO VIT CommodityRealReturn Strategy Administrative
2024	687,530	4.36	5.05	3,444,101	0.02	0.75	1.35	(0.23)	0.40
2023	915,090	4.37	5.03	4,505,201	0.17	0.75	1.35	(11.90)	(11.29)
2022	1,383,365	4.96	5.67	7,672,733	0.25	0.75	1.35	3.98	4.61
2021	1,673,553	4.77	5.42	8,802,103	0.04	0.75	1.35	27.88	28.44
2020	711,809	3.73	4.22	2,987,436	0.07	0.75	1.35	(3.12)	(2.54)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy Advisor
2024	48,407	4.59	5.56	224,109	0.02	0.25	1.25	(0.36)	0.66
2023	38,956	4.56	5.58	180,337	0.08	0.25	1.45	(11.85)	(10.94)
2022	158,362	5.12	6.33	927,671	0.23	0.25	1.45	4.11	5.13
2021	40,886	4.87	6.08	200,736	0.03	0.25	1.45	27.46	28.84
2020	14,963	3.78	4.77	56,449	0.04	0.25	1.45	(3.25)	(2.04)
PIMCO VIT Emerging Markets Bond
2024	171,716	8.50	10.70	1,778,965	0.09	0.25	1.35	2.87	4.03
2023	187,339	8.26	10.34	1,882,624	0.06	0.25	1.45	6.20	7.44
2022	188,181	7.76	9.01	1,775,968	0.04	0.25	1.45	(19.33)	(18.46)
2021	250,702	9.62	11.05	2,935,103	0.06	0.25	1.45	(6.87)	(5.80)
2020	230,774	10.33	12.72	2,878,760	0.05	0.25	1.45	1.97	3.20
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2024	810	9.21	9.21	7,462	0.02	0.25	0.25	(3.86)	(3.86)
2023	5,009	6.93	9.58	48,019	0.03	0.25	1.45	0.87	1.81
2022	4,863	9.41	9.41	45,802	0.01	0.25	0.25	(13.91)	(13.91)
2021	5,265	10.93	10.93	57,592	0.05	0.25	0.25	(7.37)	(7.37)
2020	5,199	8.81	12.08	61,364	0.02	0.25	1.45	5.26	6.53
PIMCO VIT Global Managed Asset Allocation
2024	7,324	11.21	12.52	87,773	0.04	0.25	1.25	6.16	7.19
2023	10,978	10.56	11.68	125,921	0.02	0.25	1.45	8.09	9.26
2022	10,855	9.77	10.69	114,199	0.02	0.25	1.45	(21.78)	(20.99)
2021	14,794	12.49	13.53	198,175	0.03	0.25	1.45	7.67	9.02
2020	9,485	11.60	12.57	116,361	0.03	0.25	1.45	11.65	12.94
PIMCO VIT High Yield
2024	16,791	18.19	18.19	305,201	0.07	0.25	0.25	3.35	3.35
2023	16,349	9.68	17.60	287,514	0.06	0.25	1.45	7.44	8.51
2022	15,132	9.01	16.22	245,201	0.05	0.25	1.45	(14.11)	(13.26)
2021	21,561	10.49	18.70	367,564	0.05	0.25	1.45	(1.04)	0.21
2020	9,741	10.60	19.10	162,140	0.02	0.25	1.45	1.05	2.25

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2024	622,411	9.95	10.89	6,782,438	0.03	0.75	1.35	1.02	1.49
2023	759,657	9.85	10.73	8,065,915	0.02	0.75	1.35	4.34	4.99
2022	805,849	9.44	10.22	8,180,516	0.01	0.75	1.35	(14.03)	(13.46)
2021	812,544	10.98	11.81	9,589,217	0.02	0.75	1.35	(6.07)	(5.52)
2020	600,916	11.69	12.50	7,406,108	0.06	0.75	1.35	1.04	1.63
PIMCO VIT International Bond Portfolio (Unhedged)
2024	30,019	6.09	6.09	182,881	0.05	0.25	0.25	(6.60)	(6.60)
2023	10,630	6.52	6.52	69,255	0.02	0.25	0.25	2.68	2.68
2022	7,786	6.35	6.35	49,379	0.01	0.25	0.25	(21.60)	(21.60)
2021	27,214	8.10	8.10	220,498	0.05	0.25	0.25	(10.60)	(10.60)
2020	25,126	8.79	9.23	227,660	0.05	0.25	1.45	5.90	7.08
PIMCO VIT Low Duration Administrative (f)
2024	3,086,173	6.54	8.46	22,442,503	0.04	0.25	1.40	—	1.08
2023	3,908,810	6.54	8.37	28,326,340	0.04	0.25	1.40	0.43	1.70
2022	4,391,617	7.01	8.23	31,545,128	0.01	0.25	1.40	(9.78)	(8.76)
2021	3,187,448	7.77	9.02	25,114,031	0.01	0.25	1.40	(5.24)	(4.14)
2020	3,705,883	7.60	9.67	30,744,495	0.01	0.25	1.40	(1.44)	(0.31)
PIMCO VIT Low Duration Advisor
2024	67,074	6.91	7.64	505,836	0.04	0.25	1.25	—	1.06
2023	63,949	6.91	7.56	477,194	0.03	0.25	1.45	0.58	1.61
2022	93,556	6.87	7.31	680,268	0.02	0.25	1.45	(9.84)	(8.85)
2021	94,550	7.62	8.02	760,240	0.00	0.25	1.45	(5.34)	(4.18)
2020	95,450	8.05	8.53	800,165	0.01	0.25	1.45	(1.59)	(0.35)

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Real Return Administrative (f)
2024	1,577,290	8.50	10.13	14,743,167	0.03	0.25	1.40	(2.30)	(1.07)
2023	1,709,263	8.70	9.96	16,403,665	0.03	0.75	1.40	(0.80)	(0.20)
2022	1,822,007	8.77	10.21	17,555,272	0.07	0.25	1.40	(15.67)	(14.70)
2021	2,156,777	10.40	11.76	24,340,503	0.05	0.75	1.40	0.97	1.73
2020	1,892,947	10.30	12.03	21,279,025	0.01	0.25	1.40	6.96	8.09
PIMCO VIT Real Return Advisor
2024	88,431	7.47	8.68	746,228	0.03	0.25	1.25	(2.23)	(1.16)
2023	111,182	7.64	8.79	952,674	0.03	0.25	1.45	(0.78)	0.23
2022	100,291	7.70	8.77	857,582	0.07	0.25	1.45	(15.66)	(14.77)
2021	64,496	9.13	10.10	644,261	0.06	0.25	1.45	0.88	2.12
2020	28,794	9.05	10.08	278,041	0.01	0.25	1.45	6.72	8.04
PIMCO VIT Short-Term
2024	505,530	7.65	8.46	4,132,367	0.07	0.25	1.25	1.46	2.55
2023	248,518	7.54	8.25	2,017,766	0.04	0.25	1.45	1.48	2.48
2022	290,181	7.43	8.05	2,321,666	0.02	0.25	1.45	(4.50)	(3.48)
2021	80,087	7.78	8.34	654,648	0.01	0.25	1.45	(4.42)	(3.36)
2020	45,546	8.14	8.76	389,604	0.01	0.25	1.45	(2.40)	(1.13)
PIMCO VIT Total Return Administrative
2024	1,022,530	8.35	8.35	8,572,957	0.04	1.40	1.40	(1.88)	(1.88)
2023	1,092,096	8.51	8.51	9,327,169	0.04	1.40	1.40	1.43	1.43
2022	1,101,981	8.39	8.39	9,282,733	0.03	1.40	1.40	(18.07)	(18.07)
2021	1,284,545	10.24	10.24	13,187,109	0.02	1.40	1.40	(5.54)	(5.54)
2020	1,324,739	10.84	10.84	14,391,974	0.02	1.40	1.40	4.03	4.03

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Total Return Advisor
2024	1,668,536	7.29	8.44	13,368,939	0.04	0.25	1.25	(1.88)	(0.82)
2023	1,833,992	7.43	8.51	14,836,640	0.04	0.25	1.45	1.36	2.45
2022	1,171,416	7.33	8.31	9,308,527	0.02	0.25	1.45	(17.92)	(17.15)
2021	1,206,157	8.93	10.03	11,587,277	0.02	0.25	1.45	(5.60)	(4.48)
2020	1,140,056	9.46	10.50	11,464,816	0.02	0.25	1.45	3.73	5.11
Pioneer Bond VCT
2024	8,596	8.43	8.43	72,406	0.04	0.25	0.25	(0.35)	(0.35)
2023	15,676	8.46	8.46	132,477	0.03	0.25	0.25	3.30	3.30
2022	14,594	8.19	8.19	119,423	0.02	0.25	0.25	(17.19)	(17.19)
2021	22,413	9.89	9.89	221,587	0.02	0.25	0.25	(3.04)	(3.04)
2020	15,039	9.69	10.35	153,189	0.01	0.25	1.45	3.64	4.97
Pioneer Equity Income VCT
2024	1,008	15.89	15.89	16,034	0.02	1.25	1.25	6.36	6.36
2023	981	14.94	19.71	14,661	0.01	0.25	1.45	2.75	3.74
2022	7,955	14.54	19.00	141,187	0.01	0.25	1.45	(11.77)	(10.84)
2021	9,464	16.48	21.31	189,597	0.01	0.25	1.45	19.85	21.29
2020	7,900	13.75	17.84	134,180	0.02	0.25	1.45	(4.65)	(3.46)
Pioneer High Yield VCT
2024	6,400	9.24	10.96	63,613	0.04	0.25	1.25	4.05	4.98
2023	2,537	10.44	10.44	26,484	0.05	0.25	0.25	7.52	7.52
2022	2,467	9.71	9.71	23,961	0.10	0.25	0.25	(14.30)	(14.30)
2021	—	9.84	9.84	—	—	1.45	1.45	0.82	0.82
2020	—	9.76	11.27	—	0.01	0.25	1.45	(2.50)	(1.31)
Pioneer Strategic Income
2024	7,000	8.92	8.92	62,376	0.05	0.90	0.90	0.34	0.34
2023	7,750	8.89	8.89	68,848	0.03	0.90	0.90	3.98	3.98
2022	9,176	8.55	8.55	78,402	0.03	0.90	0.90	(16.42)	(16.42)
2021	5,592	10.23	10.23	57,157	0.03	0.90	0.90	(1.82)	(1.82)
2020	5,783	10.42	10.42	60,180	0.03	0.90	0.90	3.27	3.27

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Pioneer Strategic Income VCT
2024	90,030	8.05	8.87	781,868	0.04	0.25	1.25	(0.37)	0.57
2023	34,081	8.08	8.82	287,112	0.03	0.25	1.45	3.46	4.63
2022	22,503	7.81	8.43	185,285	0.03	0.25	1.45	(16.47)	(15.62)
2021	23,776	9.35	9.99	233,104	0.02	0.25	1.45	(2.71)	(1.58)
2020	8,232	9.61	10.30	81,652	0.01	0.25	1.45	2.78	3.94
Putnam VT Core Equity Fund
2024	14,356	26.65	36.00	488,005	—	0.25	1.25	21.63	22.87
2023	2,021	21.91	21.91	44,266	0.00	1.25	1.45	22.75	22.75
2022	2,394	17.85	23.63	42,712	0.02	0.25	1.45	(19.23)	(18.43)
2021	2,394	22.10	22.10	52,904	—	1.45	1.45	25.28	25.28
2020	—	17.64	23.19	—	—	0.25	1.45	12.21	13.51
Putnam VT Diversified Income
2024	12,296	8.74	8.74	107,445	0.06	0.25	0.25	2.34	2.34
2023	12,374	8.54	8.54	105,613	0.07	0.25	0.25	1.43	1.43
2022	6,753	8.42	8.42	56,784	0.07	0.25	0.25	(5.50)	(5.50)
2021	6,566	8.03	8.91	58,410	0.01	0.25	1.45	(10.98)	(9.91)
2020	29,458	9.02	10.04	286,982	0.06	0.25	1.45	(5.15)	(4.11)
Putnam VT Global Asset Allocation
2024	50,035	14.06	17.37	864,946	—	0.25	1.25	11.50	12.65
2023	1,186	12.61	12.61	14,919	0.01	1.25	1.45	12.59	12.59
2022	1,153	11.20	11.20	12,885	0.01	1.45	1.45	(19.54)	(19.54)
2021	1,121	13.92	13.92	15,569	0.01	1.45	1.45	9.01	9.01
2020	1,088	12.77	15.35	13,865	0.02	0.25	1.45	7.40	8.71
Putnam VT High Yield
2024	5,097	11.07	11.07	56,446	0.06	0.25	0.25	4.43	4.43
2023	4,956	9.39	10.60	52,561	0.05	0.25	1.45	7.44	8.50
2022	4,868	8.74	9.77	47,512	0.05	0.25	1.45	(15.23)	(14.37)
2021	4,733	10.31	11.41	53,995	0.01	0.25	1.45	0.39	1.60
2020	68,468	10.27	11.41	728,150	0.05	0.25	1.45	0.59	1.88

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Income
2024	5,606	8.01	8.01	44,818	0.06	0.25	0.25	(0.87)	(0.87)
2023	5,907	7.45	8.08	47,684	0.26	0.25	1.45	0.40	1.25
2022	12,434	7.98	7.98	99,129	0.08	0.25	0.25	(16.53)	(16.53)
2021	46,045	8.98	9.56	440,386	0.02	0.25	1.45	(8.83)	(7.63)
2020	196,610	9.85	10.51	1,976,277	0.08	0.25	1.45	1.13	2.34
Putnam VT Large Cap Growth Fund
2024	15,654	35.90	47.45	714,103	—	0.25	1.25	27.80	29.12
2023	14,695	28.09	36.75	537,856	—	0.25	1.45	38.51	39.84
2022	13,077	20.28	26.28	342,106	—	0.25	1.45	(33.38)	(32.70)
2021	11,922	30.44	39.05	464,554	—	0.25	1.45	17.30	18.73
2020	13,076	25.95	33.39	430,043	—	0.25	1.45	32.67	34.26
Putnam VT Large Cap Value
2024	61,592	20.87	28.42	1,684,314	0.01	0.25	1.25	14.17	15.34
2023	65,110	18.28	24.64	1,523,443	0.01	0.25	1.45	10.86	11.95
2022	83,184	16.49	22.01	1,584,614	0.01	0.25	1.45	(7.15)	(6.18)
2021	58,089	17.76	23.46	1,293,624	0.01	0.25	1.45	21.73	23.21
2020	52,318	14.59	19.33	917,255	0.01	0.25	1.45	1.18	2.38
Putnam VT Small Cap Growth
2024	13,112	18.11	24.44	320,297	—	0.25	1.25	18.21	19.39
2023	13,020	15.32	20.47	264,685	—	0.25	1.45	18.03	19.22
2022	2,685	12.98	17.17	46,084	—	0.25	1.45	(31.29)	(30.57)
2021	1,850	18.89	18.89	34,946	—	1.45	1.45	8.94	8.94
2020	1,802	17.34	22.78	31,252	—	0.25	1.45	41.90	43.63
Putnam VT Small Cap Value
2024	20,837	15.19	15.19	316,960	0.01	0.75	0.75	2.29	2.29
2023	40,359	14.85	14.85	599,634	0.00	0.75	0.75	19.28	19.28
2022	53,548	12.45	12.45	667,247	0.00	0.75	0.75	(16.22)	(16.22)
2021	99,518	14.86	14.86	1,479,056	0.01	0.75	0.75	34.85	34.85
2020	15,121	11.02	11.02	166,978	0.01	0.75	0.75	0.09	0.09

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Redwood Managed Volatility (e)
2024	—	9.51	9.51	—	0.44	1.25	1.25	0.11	0.11
2023	6,225	9.50	9.50	59,209	0.01	1.25	1.45	(0.52)	(0.52)
2022	6,053	9.55	10.29	57,861	0.02	0.25	1.45	(11.41)	(10.52)
2021	46,591	10.78	11.50	521,698	0.02	0.25	1.45	(1.82)	(0.61)
2020	45,206	10.98	11.68	512,436	0.02	0.25	1.45	5.48	6.76
Royce Micro-Cap
2024	274,707	11.96	14.77	4,036,573	—	0.75	1.35	8.83	9.49
2023	255,700	10.99	13.49	3,407,340	—	0.75	1.35	13.77	14.42
2022	276,853	9.66	11.79	3,244,212	—	0.75	1.35	(25.75)	(25.24)
2021	310,369	13.01	15.77	4,864,577	—	0.75	1.35	24.50	25.16
2020	319,251	10.45	12.60	3,996,511	—	0.75	1.35	18.48	19.21
Royce Small-Cap Opportunity
2024	123,468	20.49	21.25	2,626,098	—	0.90	1.10	5.56	5.77
2023	153,576	19.41	20.09	3,087,328	—	0.90	1.10	14.51	14.73
2022	197,566	16.95	17.51	3,461,746	—	0.90	1.10	(20.61)	(20.45)
2021	160,613	21.35	22.01	3,537,576	—	0.90	1.10	25.22	25.41
2020	178,959	16.69	17.55	3,141,719	—	0.90	1.25	20.94	21.45
Royce Small-Cap Value
2024	74,850	13.15	13.64	1,020,003	0.01	0.90	1.10	(0.90)	(0.66)
2023	84,050	13.27	13.73	1,153,552	0.01	0.90	1.10	21.08	21.29
2022	89,641	10.96	11.32	1,014,527	0.00	0.90	1.10	(13.70)	(13.52)
2021	91,283	12.70	13.09	1,194,186	—	0.90	1.10	23.06	23.37
2020	99,200	10.10	10.61	1,052,100	0.02	0.90	1.25	(10.38)	(10.08)

(e)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Banking
2024	86,406	6.00	12.43	575,259	0.02	0.25	1.30	17.82	19.28
2023	106,536	5.03	10.54	593,151	0.02	0.25	1.45	(1.31)	(0.40)
2022	114,961	5.05	10.68	650,514	0.01	0.25	1.45	(20.42)	(19.59)
2021	142,378	6.28	13.42	1,024,928	0.01	0.25	1.45	27.69	29.22
2020	98,518	4.86	10.51	555,206	0.01	0.25	1.45	(12.49)	(11.48)
Rydex VIF Basic Materials
2024	72,193	12.25	15.21	1,057,745	0.01	0.25	1.30	(6.57)	(5.59)
2023	87,789	13.10	16.28	1,358,239	—	0.25	1.45	4.43	5.52
2022	91,354	12.54	13.23	1,381,255	0.01	0.25	1.45	(13.46)	(12.56)
2021	95,120	14.49	15.13	1,667,542	0.01	0.25	1.45	17.61	19.04
2020	165,051	12.32	15.30	2,412,402	0.01	0.25	1.45	14.50	15.88
Rydex VIF Biotechnology
2024	95,787	12.50	27.04	1,561,764	—	0.25	1.30	(5.54)	(4.55)
2023	96,433	13.23	28.33	1,736,713	—	0.25	1.45	1.03	2.16
2022	105,529	13.08	27.73	1,807,507	—	0.25	1.45	(16.90)	(16.07)
2021	276,728	15.74	33.04	5,566,699	—	0.25	1.45	(3.02)	(1.84)
2020	151,300	16.23	34.59	3,285,750	—	0.25	1.45	16.01	17.41
Rydex VIF Commodities Strategy
2024	396,592	1.74	2.80	711,809	0.04	0.25	1.30	3.57	4.87
2023	585,954	1.68	3.77	1,016,935	0.10	0.25	1.45	(10.24)	(9.49)
2022	630,606	2.95	4.20	1,226,035	0.05	0.25	1.45	17.98	18.95
2021	1,052,906	2.48	3.56	1,702,159	—	0.25	1.45	33.33	35.52
2020	191,731	1.19	2.67	268,466	0.01	0.25	1.45	(26.04)	(25.40)
Rydex VIF Consumer Products
2024	50,669	11.43	19.38	908,216	0.01	0.25	1.30	—	1.10
2023	64,226	11.42	19.38	1,109,454	0.01	0.25	1.45	(7.36)	(6.41)
2022	135,811	12.32	19.34	2,280,026	0.01	0.25	1.45	(5.01)	(4.07)
2021	59,497	12.97	20.16	1,278,501	0.01	0.25	1.45	5.79	7.06
2020	154,778	12.26	20.80	2,930,833	0.01	0.25	1.45	2.85	4.14

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Dow 2x Strategy (f)
2024	24,888	34.66	40.91	1,008,668	0.01	0.25	1.30	15.56	16.75
2023	29,631	29.98	35.40	1,037,854	0.00	0.25	1.45	18.36	19.64
2022	41,196	25.32	27.95	1,207,082	—	0.25	1.45	(23.76)	(23.00)
2021	34,847	33.21	36.30	1,344,915	—	0.25	1.45	34.51	36.11
2020	66,035	24.69	29.14	1,851,810	0.01	0.25	1.45	(2.76)	(1.58)
Rydex VIF Electronics
2024	84,453	17.14	49.64	2,334,630	—	0.25	1.30	11.15	12.40
2023	92,442	15.42	44.62	2,296,006	—	0.25	1.45	48.27	49.79
2022	49,066	24.18	30.08	511,946	—	0.25	1.45	(35.49)	(34.82)
2021	93,411	37.10	46.63	1,867,820	—	0.25	1.45	32.25	33.84
2020	77,765	12.18	35.26	1,044,289	—	0.25	1.45	49.15	50.98
Rydex VIF Energy
2024	310,844	5.47	7.80	2,051,302	0.03	0.25	1.30	(4.20)	(3.18)
2023	333,382	5.71	8.14	2,299,251	0.03	0.25	1.45	(2.63)	(1.57)
2022	538,965	5.86	7.02	3,730,893	0.01	0.25	1.45	42.23	43.56
2021	786,136	4.12	4.89	4,274,046	0.01	0.25	1.45	44.06	45.54
2020	355,523	2.86	4.08	1,257,531	0.01	0.25	1.45	(37.14)	(36.35)
Rydex VIF Energy Services
2024	163,497	1.69	2.06	300,110	—	0.25	1.30	(11.98)	(10.82)
2023	285,527	1.92	2.31	606,733	—	0.25	1.45	—	0.87
2022	237,270	1.91	2.29	502,130	—	0.25	1.45	36.43	37.95
2021	2,867,125	1.40	1.66	4,540,805	0.00	0.25	1.45	12.00	13.70
2020	324,399	1.25	1.50	432,705	0.01	0.25	1.45	(40.00)	(39.17)

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Europe 1.25x Strategy (f)
2024	43,470	5.29	6.09	264,030	0.08	0.25	1.30	(7.02)	(6.04)
2023	75,772	5.63	6.55	493,597	0.00	0.25	1.30	14.91	16.32
2022	85,247	4.84	5.70	483,712	—	0.25	1.30	(16.67)	(15.97)
2021	92,715	5.76	6.84	631,917	0.00	0.25	1.30	13.81	14.97
2020	106,126	5.01	8.66	636,190	0.02	0.25	1.45	(4.20)	(3.01)
Rydex VIF Financial Services
2024	72,179	10.31	16.04	773,663	0.01	0.25	1.30	17.06	18.37
2023	81,120	8.71	13.69	729,334	—	0.25	1.45	9.12	10.25
2022	95,845	7.90	12.54	786,254	0.01	0.25	1.45	(21.53)	(20.68)
2021	135,833	9.96	15.98	1,457,108	0.00	0.25	1.45	29.39	30.88
2020	237,357	7.61	12.35	1,879,291	0.00	0.25	1.45	(4.49)	(3.22)
Rydex VIF Government Long Bond 1.2x Strategy (f)
2024	73,223	5.08	6.99	401,403	0.04	0.25	1.30	(16.16)	(15.17)
2023	101,854	6.05	8.24	715,235	0.03	0.25	1.30	(5.19)	(4.30)
2022	109,302	6.38	8.61	806,429	0.02	0.25	1.45	(43.29)	(42.71)
2021	103,030	11.25	15.03	1,330,663	0.00	0.25	1.45	(11.56)	(10.43)
2020	95,188	12.72	17.24	1,362,228	0.00	0.25	1.45	16.70	18.08
Rydex VIF Health Care
2024	115,770	15.86	22.79	2,156,086	—	0.25	1.30	(4.08)	(3.06)
2023	118,410	16.52	23.51	2,302,890	—	0.25	1.45	0.56	1.69
2022	136,008	16.42	23.12	2,633,261	—	0.25	1.45	(15.67)	(14.81)
2021	146,426	19.47	27.89	3,365,479	—	0.25	1.45	13.73	15.06
2020	230,876	17.12	24.24	4,790,332	—	0.25	1.45	13.45	14.83

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF High Yield Strategy
2024	18,351	9.63	10.58	176,616	0.09	0.25	1.25	2.23	3.22
2023	1,600	10.25	10.25	16,381	0.24	0.25	0.25	9.16	9.16
2022	2,088	8.72	9.39	19,624	0.00	0.25	1.45	(15.18)	(14.32)
2021	25,526	10.28	10.96	263,738	—	0.25	1.45	(2.74)	(1.62)
2020	2,076	10.57	11.24	23,119	0.00	0.25	1.45	(4.77)	(3.68)
Rydex VIF Internet
2024	40,448	14.81	29.07	624,918	—	0.25	1.30	18.10	19.43
2023	43,383	12.54	24.34	565,003	—	0.25	1.45	41.22	42.67
2022	53,964	12.80	17.06	489,439	—	0.25	1.45	(47.15)	(46.59)
2021	58,881	24.22	31.94	1,005,185	—	0.25	1.45	(8.81)	(7.71)
2020	170,773	18.40	35.56	3,191,204	—	0.25	1.45	53.26	55.08
Rydex VIF Inverse Dow 2x Strategy (f)
2024	1,645,990	0.03	0.25	138,851	0.07	0.25	1.30	(21.88)	—
2023	1,594,786	0.03	0.32	156,518	0.00	0.25	1.30	(25.00)	(20.00)
2022	2,061,289	0.08	0.40	238,147	—	0.25	1.45	—	—
2021	1,587,714	0.08	0.40	194,319	—	0.25	1.45	(42.86)	(33.33)
2020	1,035,973	0.07	0.65	264,430	0.03	0.25	1.45	(50.00)	(46.15)
Rydex VIF Inverse Government Long Bond Strategy (f)
2024	169,534	1.56	2.35	273,634	0.04	0.25	1.30	12.23	13.53
2023	172,047	1.39	2.07	250,278	—	0.25	1.30	(0.71)	0.49
2022	199,955	1.40	2.06	301,084	—	0.25	1.30	40.00	42.07
2021	189,081	1.45	3.36	198,966	—	0.25	1.45	(3.45)	(2.68)
2020	219,575	1.03	3.48	253,104	0.00	0.25	1.45	(24.51)	(23.50)

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Mid-Cap Strategy (f)
2024	46,878	0.32	1.56	15,085	0.05	1.25	1.30	(11.11)	(10.34)
2023	48,279	0.36	1.74	21,124	0.01	1.25	1.45	(13.00)	(12.20)
2022	46,934	0.70	2.00	23,403	—	0.25	1.45	4.71	6.06
2021	9,706	0.39	1.91	7,693	—	1.30	1.45	(27.78)	(26.54)
2020	15,519	0.54	2.60	8,362	0.01	0.25	1.45	(28.18)	(27.64)
Rydex VIF Inverse NASDAQ-100® Strategy (f)
2024	840,054	0.12	0.22	107,341	0.04	0.25	1.30	(20.00)	(18.52)
2023	738,326	0.15	0.27	110,313	0.00	0.25	1.30	(34.78)	(34.15)
2022	1,413,105	0.23	0.41	361,704	—	0.25	1.30	27.78	32.26
2021	2,243,409	0.31	0.90	642,830	—	0.25	1.45	(29.55)	(28.00)
2020	192,057	0.25	1.26	51,286	0.08	0.25	1.45	(40.85)	(39.73)
Rydex VIF Inverse Russell 2000® Strategy (f)
2024	179,173	0.31	0.56	63,154	0.08	0.25	1.30	(8.82)	(8.20)
2023	186,094	0.34	0.61	70,948	—	0.25	1.30	(15.00)	(14.08)
2022	205,917	0.40	0.71	99,104	—	0.25	1.30	11.11	12.70
2021	202,113	0.36	0.63	72,241	—	0.25	1.30	(21.74)	(21.25)
2020	154,424	0.46	2.41	69,952	0.02	0.25	1.45	(33.79)	(32.77)
Rydex VIF Inverse S&P 500 Strategy (f)
2024	252,514	0.30	1.25	87,957	0.12	0.25	1.30	(16.90)	(16.67)
2023	293,714	0.36	1.50	113,402	0.04	0.25	1.45	(18.48)	(17.44)
2022	383,265	0.86	1.84	217,190	—	0.25	1.45	11.52	13.16
2021	283,805	0.76	1.65	126,184	—	0.25	1.45	(27.63)	(26.92)
2020	278,495	0.55	2.28	184,860	0.02	0.25	1.45	(28.30)	(27.21)

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Japan 2x Strategy (f)
2024	20,105	9.05	9.64	182,572	0.04	0.25	1.30	(3.21)	(2.23)
2023	23,263	9.35	9.86	218,523	0.00	0.25	1.30	28.79	30.08
2022	25,670	7.26	7.26	186,867	—	1.30	1.30	(45.37)	(45.37)
2021	27,008	13.29	13.73	359,890	—	0.25	1.30	(17.76)	(16.84)
2020	30,285	16.16	17.82	490,395	0.01	0.25	1.45	34.29	35.98
Rydex VIF Leisure
2024	23,423	13.71	16.57	324,743	—	0.25	1.30	11.55	12.72
2023	29,401	12.29	14.70	364,248	—	0.25	1.45	17.35	18.55
2022	32,914	10.55	12.40	345,927	—	0.25	1.45	(30.55)	(29.86)
2021	27,447	15.19	17.68	415,461	—	0.25	1.45	(3.49)	(2.27)
2020	30,030	15.61	18.59	471,072	—	0.25	1.45	15.74	17.14
Rydex VIF Mid-Cap 1.5x Strategy (f)
2024	13,873	20.03	34.36	462,315	0.01	1.25	1.30	10.41	10.42
2023	17,144	18.14	31.12	522,720	—	0.25	1.45	13.87	15.06
2022	21,125	15.92	20.18	568,546	—	0.25	1.45	(26.40)	(25.62)
2021	25,056	21.63	27.13	918,845	—	0.25	1.45	29.37	30.94
2020	39,272	16.72	28.67	1,051,709	0.01	0.25	1.45	5.89	7.09
Rydex VIF Money Market
2024	6,811,078	4.51	6.64	36,276,127	0.04	0.25	1.30	(0.45)	0.64
2023	6,889,745	4.53	6.67	36,463,589	0.03	0.25	1.45	(0.66)	0.47
2022	14,955,706	6.21	6.71	82,374,985	0.01	0.25	1.45	(3.45)	(2.51)
2021	8,979,830	4.73	6.37	50,323,078	—	0.25	1.30	(4.40)	(3.19)
2020	8,567,494	4.94	7.27	48,650,488	0.00	0.25	1.45	(4.34)	(3.15)

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF NASDAQ-100®
2024	216,627	37.92	55.32	9,324,445	—	0.25	1.30	18.65	19.92
2023	241,662	31.95	46.13	8,503,353	—	0.25	1.45	46.79	48.33
2022	156,276	21.75	31.10	3,626,879	—	0.25	1.45	(36.87)	(36.22)
2021	302,589	36.98	48.76	11,188,514	—	0.25	1.30	20.03	21.51
2020	227,243	28.70	41.24	6,977,732	0.00	0.25	1.45	38.65	40.32
Rydex VIF NASDAQ-100® 2x Strategy (f)
2024	171,416	97.52	202.97	17,981,780	—	0.25	1.30	35.86	37.32
2023	199,945	71.78	147.81	15,279,296	—	0.25	1.45	107.10	109.30
2022	86,551	47.28	70.62	3,463,744	—	0.25	1.45	(62.65)	(62.27)
2021	99,699	126.57	187.16	10,660,065	—	0.25	1.45	46.75	48.53
2020	174,982	63.16	129.48	14,023,444	0.00	0.25	1.45	78.68	80.81
Rydex VIF Nova (f)
2024	83,272	29.37	36.03	2,577,589	—	0.25	1.30	27.14	28.50
2023	99,762	23.10	28.04	2,408,690	—	0.25	1.45	29.41	30.78
2022	91,113	21.12	21.44	1,676,812	0.00	0.25	1.45	(33.16)	(32.47)
2021	118,482	31.60	31.75	3,263,113	0.00	0.25	1.45	36.03	37.62
2020	118,098	19.62	23.70	2,388,633	0.01	0.25	1.45	14.77	16.12
Rydex VIF Precious Metals
2024	349,746	5.35	9.68	2,872,216	0.02	0.25	1.30	3.53	4.70
2023	376,729	5.11	9.35	3,030,318	0.00	0.25	1.45	(0.57)	0.39
2022	403,708	5.09	8.80	3,276,447	0.01	0.25	1.45	(14.73)	(13.87)
2021	346,472	5.91	10.32	3,737,032	0.04	0.25	1.45	(13.13)	(12.05)
2020	381,788	6.72	12.69	4,713,784	0.05	0.25	1.45	28.43	30.13

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Real Estate
2024	89,319	8.37	13.95	1,198,582	0.01	0.25	1.30	0.58	1.70
2023	107,631	8.23	13.87	1,421,965	0.01	0.25	1.45	5.69	6.74
2022	118,849	7.71	9.14	1,476,766	0.01	0.25	1.45	(30.39)	(29.65)
2021	152,454	10.96	13.13	2,704,693	0.01	0.25	1.45	28.22	29.70
2020	158,896	8.45	14.69	2,195,538	0.03	0.25	1.45	(9.94)	(8.82)
Rydex VIF Retailing
2024	18,874	15.39	21.60	366,566	—	0.25	1.30	11.63	12.85
2023	24,694	13.77	19.14	431,788	—	0.25	1.30	11.67	12.85
2022	27,963	12.33	16.96	441,522	—	0.25	1.45	(29.54)	(28.86)
2021	22,871	17.50	23.84	544,117	—	0.25	1.45	6.84	8.17
2020	52,322	16.38	22.65	1,142,121	—	0.25	1.45	37.42	39.04
Rydex VIF Russell 2000® 1.5x Strategy (f)
2024	24,435	19.07	19.07	467,400	0.01	1.30	1.30	6.30	6.30
2023	28,620	17.94	17.94	515,376	—	1.30	1.30	14.71	14.71
2022	29,856	12.42	15.64	468,356	—	0.25	1.30	(36.24)	(35.55)
2021	76,123	19.27	24.53	1,868,089	0.00	0.25	1.30	13.99	15.18
2020	66,840	16.27	21.52	1,379,767	—	0.25	1.45	14.74	16.15
Rydex VIF Russell 2000® 2x Strategy (f)
2024	928,972	10.62	11.93	9,877,753	0.01	0.25	1.30	4.94	6.04
2023	884,412	10.12	11.25	8,951,595	0.00	0.25	1.30	16.86	18.17
2022	42,963	9.52	11.81	376,066	—	0.25	1.45	(45.40)	(44.84)
2021	65,167	17.26	21.63	1,029,256	—	0.25	1.45	20.37	21.81
2020	933,496	13.16	17.97	12,377,233	0.00	0.25	1.45	12.03	13.40

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 2x Strategy (f)
2024	97,811	39.36	49.39	4,013,265	0.01	0.25	1.30	36.24	37.68
2023	142,899	28.89	36.24	4,391,077	0.00	0.25	1.45	38.96	40.44
2022	87,157	23.17	26.07	1,868,130	—	0.25	1.45	(42.25)	(41.67)
2021	198,666	39.72	45.14	7,567,670	—	0.25	1.45	51.43	53.24
2020	162,308	23.76	29.81	4,045,097	0.01	0.25	1.45	12.87	14.29
Rydex VIF S&P 500 Pure Growth
2024	150,955	18.76	26.77	3,282,071	—	0.25	1.30	21.32	22.57
2023	144,495	15.45	21.84	2,762,923	—	0.25	1.45	1.98	3.07
2022	164,076	15.15	21.19	2,993,418	—	0.25	1.45	(31.29)	(30.62)
2021	285,393	22.05	30.54	7,503,372	—	0.25	1.45	22.03	23.49
2020	183,767	18.07	25.41	3,928,105	—	0.25	1.45	21.77	23.23
Rydex VIF S&P 500 Pure Value
2024	273,228	13.90	17.09	4,602,572	0.01	0.25	1.30	6.15	7.26
2023	277,227	13.09	16.10	4,410,036	0.01	0.25	1.45	1.83	2.89
2022	464,490	12.85	14.86	6,978,675	0.01	0.25	1.45	(6.55)	(5.65)
2021	416,862	13.75	15.75	6,896,493	0.01	0.25	1.45	26.49	28.15
2020	630,370	10.87	13.36	8,381,376	0.01	0.25	1.45	(14.48)	(13.49)
Rydex VIF S&P MidCap 400 Pure Growth
2024	73,653	12.47	21.17	1,469,339	—	0.25	1.30	11.24	12.43
2023	85,356	11.20	18.83	1,571,764	—	0.25	1.45	9.86	11.03
2022	80,875	10.19	16.96	1,352,697	—	0.25	1.45	(25.84)	(25.09)
2021	104,826	13.74	22.64	2,282,191	—	0.25	1.45	7.34	8.64
2020	173,286	12.80	21.42	3,129,376	—	0.25	1.45	24.76	26.30

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P MidCap 400 Pure Value
2024	80,333	16.24	21.49	1,554,286	—	0.25	1.30	—	1.11
2023	67,100	16.23	21.49	1,404,464	—	0.25	1.45	22.45	23.76
2022	169,877	13.25	15.32	2,688,160	0.01	0.25	1.45	(9.12)	(8.26)
2021	175,582	14.58	16.70	3,054,010	0.00	0.25	1.45	25.58	27.09
2020	182,298	11.61	15.37	2,759,688	0.00	0.25	1.45	2.65	4.00
Rydex VIF S&P SmallCap 600 Pure Growth
2024	77,424	12.10	16.77	1,257,188	—	0.25	1.30	3.65	4.71
2023	81,440	11.67	16.18	1,303,926	0.00	0.25	1.45	12.52	13.71
2022	77,560	10.36	14.00	1,103,897	—	0.25	1.45	(32.81)	(32.14)
2021	102,576	15.42	20.63	2,110,510	—	0.25	1.45	13.97	15.38
2020	164,386	13.53	18.76	2,816,483	—	0.25	1.45	10.72	12.01
Rydex VIF S&P SmallCap 600 Pure Value
2024	112,421	11.73	14.60	1,508,579	—	0.25	1.30	(0.68)	0.46
2023	100,085	11.80	14.70	1,433,404	—	0.25	1.45	16.02	17.16
2022	109,464	10.17	11.19	1,356,106	—	0.25	1.45	(12.02)	(11.12)
2021	347,046	11.56	12.59	4,904,922	—	0.25	1.45	37.13	38.81
2020	232,363	8.43	10.49	2,416,477	—	0.25	1.45	(10.03)	(8.98)
Rydex VIF Strengthening Dollar 2x Strategy (f)
2024	91,068	4.95	10.69	737,519	0.03	1.25	1.30	15.65	15.94
2023	91,521	4.28	9.22	630,776	0.00	1.25	1.30	(3.05)	(2.95)
2022	90,582	5.83	9.51	639,137	—	0.25	1.45	10.84	11.90
2021	109,223	5.21	8.58	644,558	—	0.25	1.45	6.19	7.64
2020	111,704	3.74	8.08	609,655	0.01	0.25	1.45	(17.80)	(16.89)

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Technology
2024	152,937	20.18	36.51	3,347,768	—	0.25	1.30	18.71	19.98
2023	180,400	17.00	30.43	3,287,683	—	0.25	1.45	42.74	44.29
2022	178,425	19.91	21.09	2,245,158	—	0.25	1.45	(38.89)	(38.28)
2021	191,170	32.58	34.17	3,900,452	—	0.25	1.45	15.25	16.66
2020	263,530	16.89	30.10	4,803,474	—	0.25	1.45	42.71	44.50
Rydex VIF Telecommunications
2024	88,262	4.66	9.09	443,063	0.01	0.25	1.30	10.69	12.09
2023	96,516	4.21	8.19	470,783	0.01	0.25	1.45	1.87	2.86
2022	99,832	4.13	8.04	468,633	0.00	1.30	1.45	(28.98)	(28.92)
2021	111,541	8.29	11.32	649,455	0.01	0.25	1.45	4.24	5.47
2020	108,354	5.57	10.86	623,044	0.01	0.25	1.45	4.73	5.93
Rydex VIF Transportation
2024	22,748	14.40	17.30	381,001	—	0.25	1.30	(2.70)	(1.73)
2023	34,115	14.79	17.78	568,981	—	0.25	1.45	19.25	20.56
2022	27,355	12.40	13.91	383,353	—	0.25	1.45	(37.72)	(37.12)
2021	22,277	19.91	22.12	527,550	—	0.25	1.45	16.91	18.29
2020	31,594	17.03	20.47	627,215	0.00	0.25	1.45	34.41	36.05
Rydex VIF Utilities
2024	221,132	9.97	15.80	2,366,062	0.01	0.25	1.30	14.86	16.01
2023	228,411	8.68	13.62	2,178,641	0.02	0.25	1.45	(11.07)	(10.10)
2022	326,043	12.91	15.15	3,426,892	0.01	0.25	1.45	(3.15)	(2.13)
2021	313,209	13.33	15.48	3,597,117	0.01	0.25	1.45	9.53	10.81
2020	361,694	9.19	14.35	3,763,441	0.02	0.25	1.45	(9.25)	(8.19)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Weakening Dollar 2x Strategy (f)
2024	25,386	2.08	2.25	53,613	0.06	0.25	1.30	(17.13)	(16.04)
2023	32,286	2.51	2.68	81,837	0.00	0.25	1.30	(1.18)	(0.37)
2022	40,856	2.54	2.69	104,450	—	0.25	1.30	(22.09)	(21.11)
2021	32,517	3.26	3.41	105,901	—	0.25	1.30	(17.47)	(16.63)
2020	42,357	3.95	4.99	167,310	0.00	0.25	1.45	4.83	6.31
T. Rowe Price Blue Chip Growth
2024	92,673	30.16	41.87	3,581,413	—	0.25	1.25	29.50	30.84
2023	93,404	23.29	32.00	2,721,019	—	0.25	1.45	42.80	44.21
2022	79,959	16.31	22.19	1,590,798	—	0.25	1.45	(41.20)	(40.60)
2021	94,712	27.74	37.36	3,146,850	—	0.25	1.45	12.22	13.56
2020	91,300	24.72	33.52	2,695,743	—	0.25	1.45	28.08	29.62
T. Rowe Price Capital Appreciation
2024	269,356	22.80	24.31	6,543,214	0.02	0.90	1.25	7.70	8.09
2023	307,913	21.17	22.49	6,911,313	0.02	0.90	1.25	13.57	13.99
2022	343,813	18.64	19.73	6,763,846	0.01	0.90	1.25	(15.81)	(15.50)
2021	352,417	22.14	23.35	8,217,281	0.01	0.90	1.25	13.31	13.68
2020	391,272	19.54	20.54	8,018,634	0.01	0.90	1.25	12.88	13.29
T. Rowe Price Equity Income
2024	73,997	15.16	20.43	1,442,854	0.02	0.25	1.25	6.76	7.87
2023	69,781	14.20	18.94	1,267,230	0.02	0.25	1.45	4.72	5.81
2022	63,126	13.56	17.90	1,084,192	0.02	0.25	1.45	(7.57)	(6.67)
2021	44,620	14.67	19.18	771,928	0.01	0.25	1.45	19.76	21.24
2020	38,328	12.25	16.12	546,324	0.02	0.25	1.45	(3.47)	(2.30)
T. Rowe Price Growth Stock
2024	212,749	30.27	31.40	6,687,707	—	0.90	1.10	23.70	23.96
2023	229,053	24.47	25.33	5,805,195	—	0.90	1.10	38.72	39.02
2022	255,114	17.64	18.22	4,646,088	—	0.90	1.10	(42.82)	(42.70)
2021	263,315	30.85	31.80	8,378,228	—	0.90	1.10	14.60	14.80
2020	293,148	26.35	27.70	8,121,311	—	0.90	1.25	30.51	30.97

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Health Sciences
2024	504,043	18.71	34.80	9,700,459	—	0.25	1.25	(2.84)	(1.83)
2023	523,110	19.15	35.45	10,321,598	—	0.25	1.45	(1.56)	(0.59)
2022	592,832	21.14	35.66	11,825,610	—	0.25	1.45	(16.31)	(15.46)
2021	621,727	25.26	42.18	14,793,088	—	0.25	1.45	7.90	9.22
2020	598,624	21.19	39.35	12,995,970	—	0.25	1.45	23.60	25.12
T. Rowe Price Limited-Term Bond
2024	19,298	7.08	7.58	138,936	0.03	0.25	1.25	0.28	1.34
2023	26,415	7.06	7.48	187,932	0.02	0.25	1.45	0.28	1.36
2022	8,193	7.04	7.38	59,209	0.02	0.25	1.45	(8.69)	(7.75)
2021	12,780	7.71	8.00	100,761	0.01	0.25	1.45	(4.46)	(3.38)
2020	10,076	8.07	8.44	82,656	0.01	0.25	1.45	(0.12)	1.20
T. Rowe Price Retirement 2010
2024	151	11.86	11.86	1,785	0.03	0.90	0.90	3.85	3.85
2023	147	11.42	11.42	1,673	0.02	0.90	0.90	7.53	7.53
2022	143	10.62	10.62	1,516	0.02	0.90	0.90	(17.67)	(17.67)
2021	139	12.90	12.90	1,784	0.01	0.90	0.90	4.03	4.03
2020	135	12.40	12.40	1,671	0.01	0.90	0.90	7.08	7.08
T. Rowe Price Retirement 2015
2024	17,586	12.80	12.80	225,058	0.03	0.90	0.90	4.15	4.15
2023	14,332	12.29	12.29	176,071	0.02	0.90	0.90	8.09	8.09
2022	12,642	11.37	11.37	143,743	0.02	0.90	0.90	(17.85)	(17.85)
2021	12,866	13.84	13.84	178,104	0.01	0.90	0.90	4.85	4.85
2020	11,599	13.20	13.20	153,151	0.01	0.90	0.90	7.67	7.67
T. Rowe Price Retirement 2020
2024	10,014	13.82	13.82	138,325	0.02	0.90	0.90	4.46	4.46
2023	9,598	13.23	13.23	126,929	0.02	0.90	0.90	8.62	8.62
2022	9,340	12.18	12.18	113,727	0.02	0.90	0.90	(18.36)	(18.36)
2021	9,032	14.92	14.92	134,698	0.01	0.90	0.90	5.74	5.74
2020	9,849	14.11	14.11	138,935	0.01	0.90	0.90	8.37	8.37

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Retirement 2025
2024	2,437	14.95	14.95	36,511	0.01	0.90	0.90	4.99	4.99
2023	4,754	14.24	14.24	67,769	0.02	0.90	0.90	9.62	9.62
2022	4,545	12.99	12.99	59,109	0.01	0.90	0.90	(19.32)	(19.32)
2021	4,546	16.10	16.10	73,217	0.01	0.90	0.90	7.05	7.05
2020	4,268	15.04	15.04	64,223	0.01	0.90	0.90	9.70	9.70
T. Rowe Price Retirement 2030
2024	17,156	16.17	16.17	277,517	0.02	0.90	0.90	5.96	5.96
2023	21,152	15.26	15.26	322,886	0.02	0.90	0.90	11.31	11.31
2022	19,389	13.71	13.71	265,934	0.01	0.90	0.90	(20.61)	(20.61)
2021	15,963	17.27	17.27	275,657	0.01	0.90	0.90	8.68	8.68
2020	14,219	15.89	15.89	225,940	0.01	0.90	0.90	10.89	10.89
T. Rowe Price Retirement 2035
2024	5,120	17.31	17.31	88,636	0.01	0.90	0.90	7.12	7.12
2023	4,605	16.16	16.16	74,460	0.01	0.90	0.90	13.09	13.09
2022	4,063	14.29	14.29	58,096	0.01	0.90	0.90	(21.57)	(21.57)
2021	5,261	18.22	18.22	95,888	0.00	0.90	0.90	10.09	10.09
2020	14,383	16.55	16.55	238,091	0.01	0.90	0.90	11.98	11.98
T. Rowe Price Retirement 2040
2024	10,563	18.28	18.28	193,149	0.01	0.90	0.90	8.23	8.23
2023	10,287	16.89	16.89	173,747	0.01	0.90	0.90	14.43	14.43
2022	4,496	14.76	14.76	66,391	0.01	0.90	0.90	(22.36)	(22.36)
2021	3,884	19.01	19.01	73,861	0.00	0.90	0.90	11.30	11.30
2020	3,943	17.08	17.08	67,343	0.01	0.90	0.90	13.04	13.04
T. Rowe Price Retirement 2045
2024	573	18.84	18.84	10,796	0.01	0.90	0.90	8.96	8.96
2023	499	17.29	17.29	8,625	0.01	0.90	0.90	15.34	15.34
2022	435	14.99	14.99	6,525	0.01	0.90	0.90	(22.61)	(22.61)
2021	264	19.37	19.37	5,111	0.00	0.90	0.90	12.16	12.16
2020	153	17.27	17.27	2,645	0.01	0.90	0.90	13.54	13.54

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Retirement 2050
2024	53	18.94	18.94	1,011	0.01	0.90	0.90	9.29	9.29
2023	37	17.33	17.33	649	0.01	0.90	0.90	15.53	15.53
2022	21	15.00	15.00	321	0.01	0.90	0.90	(22.64)	(22.64)
2021	5	19.39	19.39	105	—	0.90	0.90	12.41	12.41
2020	—	17.25	17.25	—	—	0.90	0.90	13.49	13.49
T. Rowe Price Retirement 2055
2024	2,936	18.90	18.90	55,511	0.01	0.90	0.90	9.37	9.37
2023	2,802	17.28	17.28	48,438	0.01	0.90	0.90	15.51	15.51
2022	2,612	14.96	14.96	39,075	0.01	0.90	0.90	(22.69)	(22.69)
2021	2,483	19.35	19.35	48,052	0.00	0.90	0.90	12.30	12.30
2020	3,314	17.23	17.23	57,115	0.01	0.90	0.90	13.43	13.43
T. Rowe Price Retirement Balanced
2024	7,058	11.01	11.01	77,845	0.02	0.90	0.90	3.19	3.19
2023	12,747	10.67	10.67	136,138	0.02	0.90	0.90	6.59	6.59
2022	13,922	10.01	10.01	139,424	0.03	0.90	0.90	(16.79)	(16.79)
2021	18,964	12.03	12.03	228,287	0.02	0.90	0.90	3.71	3.71
2020	9,714	11.60	11.60	112,744	0.01	0.90	0.90	6.62	6.62
Templeton Developing Markets VIP Fund
2024	387,604	8.54	17.40	4,884,093	0.04	0.25	1.45	2.96	4.16
2023	453,811	8.27	16.90	5,472,435	0.02	0.25	1.45	7.71	9.08
2022	503,940	13.65	15.69	5,591,175	0.02	0.25	1.45	(25.39)	(24.50)
2021	582,580	18.08	21.03	8,749,873	0.01	0.25	1.45	(9.86)	(8.73)
2020	472,510	11.37	23.33	6,846,325	0.04	0.25	1.45	12.02	13.42
Templeton Foreign VIP Fund
2024	360,770	8.27	13.91	3,159,714	0.02	0.25	1.45	(5.38)	(4.16)
2023	399,328	8.21	14.52	3,680,596	0.03	0.25	1.45	15.61	16.91
2022	490,692	7.56	12.42	3,876,550	0.03	0.25	1.45	(11.68)	(10.52)
2021	532,568	8.01	13.56	4,744,177	0.01	0.25	1.45	(0.37)	0.82
2020	1,118,366	8.04	13.77	9,817,548	0.05	0.25	1.45	(5.52)	(4.31)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Global Bond VIP Fund
2024	134,202	5.12	5.86	755,737	—	0.25	1.25	(15.09)	(14.20)
2023	117,059	6.03	6.83	765,260	—	0.25	1.45	(1.47)	(0.44)
2022	115,003	6.12	6.99	757,221	—	0.25	1.45	(8.79)	(7.91)
2021	147,559	6.71	7.45	1,060,716	—	0.25	1.45	(9.20)	(8.02)
2020	187,725	7.39	8.26	1,482,690	0.07	0.25	1.45	(9.44)	(8.22)
Templeton Growth VIP Fund
2024	—	10.02	10.02	—	0.02	1.25	1.25	1.01	1.01
2023	426	9.92	9.92	4,227	0.03	1.25	1.45	15.89	15.89
2022	414	8.56	8.56	3,545	0.00	1.45	1.45	(15.16)	(15.16)
2021	403	10.09	10.09	4,064	0.01	1.45	1.45	0.30	0.30
2020	391	10.06	12.26	3,933	0.03	0.25	1.45	1.21	2.42
Third Avenue Value
2024	16,492	11.34	12.72	201,251	0.03	0.25	1.25	(6.28)	(5.43)
2023	6,316	12.10	12.10	76,425	0.00	1.45	1.45	15.79	15.79
2022	57,455	10.45	10.45	600,789	0.00	1.45	1.45	11.29	11.29
2021	2,424	9.39	9.39	22,774	0.01	1.45	1.45	16.65	16.65
2020	2,115	8.05	8.82	17,020	0.02	0.25	1.45	(6.61)	(5.57)
TOPS® Aggressive Growth ETF
2024	4,466	14.04	14.04	62,687	0.01	0.25	0.25	8.17	8.17
2023	3,306	12.98	12.98	42,918	0.01	0.25	0.25	13.36	13.36
2022	—	10.82	10.82	—	—	1.45	1.45	(19.61)	(19.61)
2021	25,530	13.46	13.46	343,684	0.01	1.45	1.45	13.97	13.97
2020	—	11.81	12.30	—	—	0.25	1.45	7.36	8.66
TOPS® Balanced ETF
2024	86,551	11.09	11.09	959,655	0.02	0.25	0.25	3.16	3.16
2023	90,534	10.75	10.75	973,011	0.02	0.25	0.25	7.61	7.61
2022	57,409	9.99	9.99	573,171	0.02	0.25	0.25	(14.18)	(14.18)
2021	14,845	11.64	11.64	172,797	—	0.25	0.25	5.82	5.82
2020	—	10.63	11.07	—	—	0.25	1.45	3.40	4.63

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
TOPS® Conservative ETF
2024	100,524	10.37	10.37	1,041,877	0.02	0.25	0.25	2.37	2.37
2023	77,666	10.13	10.13	786,319	0.02	0.25	0.25	5.52	5.52
2022	68,324	9.07	9.60	655,829	0.00	0.25	1.45	(12.87)	(12.01)
2021	420,872	10.41	10.91	4,405,671	0.02	0.25	1.45	1.66	2.83
2020	50,008	10.24	10.67	530,413	—	0.25	1.45	1.99	3.29
TOPS® Growth ETF
2024	32,635	13.25	13.25	432,273	0.01	0.25	0.25	6.94	6.94
2023	32,000	12.39	12.39	396,338	0.01	0.25	0.25	12.13	12.13
2022	23,504	10.44	11.05	259,673	0.01	0.25	1.45	(18.44)	(17.66)
2021	49,986	12.80	13.42	648,162	0.00	0.25	1.45	11.21	12.58
2020	—	11.51	11.99	—	—	0.25	1.45	6.48	7.82
TOPS® Moderate Growth ETF
2024	117,157	12.21	12.21	1,430,780	0.02	0.25	0.25	4.99	4.99
2023	67,988	11.63	11.63	790,527	0.01	0.25	0.25	9.61	9.61
2022	60,858	10.61	10.61	645,671	0.03	0.25	0.25	(15.86)	(15.86)
2021	—	12.03	12.69	—	—	0.25	1.45	7.60	9.02
2020	—	11.18	11.64	—	—	0.25	1.45	5.47	6.69
VanEck VIP Global Gold
2024	111,077	9.49	9.68	1,056,863	0.05	0.25	1.25	9.63	10.86
2023	40,924	8.56	8.83	356,983	—	0.25	1.45	5.75	6.87
2022	22,569	8.01	8.35	185,133	—	0.25	1.45	(16.92)	(16.13)
2021	19,870	9.55	10.05	196,388	0.12	0.25	1.45	(17.76)	(16.81)
2020	32,649	11.48	12.22	392,379	0.03	0.25	1.45	32.54	34.22
VanEck VIP Global Resources
2024	120,298	4.65	5.73	567,449	0.03	0.25	1.25	(7.13)	(6.25)
2023	102,644	4.96	6.17	518,297	0.02	0.25	1.45	(7.77)	(6.94)
2022	91,297	5.33	6.69	504,114	0.02	0.25	1.45	3.56	4.72
2021	20,720	5.09	6.46	124,830	0.00	0.25	1.45	13.53	14.90
2020	26,572	4.43	5.69	146,413	0.00	0.25	1.45	13.80	15.01

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Balanced
2024	402,086	14.15	15.94	6,351,223	0.02	0.25	1.65	9.52	11.16
2023	269,632	12.92	14.34	3,821,044	0.02	0.25	1.85	9.12	10.65
2022	181,747	11.84	12.96	2,320,159	0.02	0.25	1.85	(18.18)	(17.03)
2021	205,408	14.47	15.62	3,152,836	0.01	0.25	1.85	13.40	15.19
2020	70,960	12.76	13.68	938,575	0.02	0.25	1.85	5.37	7.13
Vanguard® VIF Capital Growth
2024	104,281	19.92	22.43	2,298,837	0.02	0.25	1.65	8.20	9.79
2023	66,991	18.41	20.43	1,335,928	0.01	0.25	1.85	22.16	23.89
2022	76,363	15.07	16.49	1,233,196	0.01	0.25	1.85	(19.28)	(18.20)
2021	67,802	18.67	20.16	1,311,086	0.01	0.25	1.85	15.75	17.69
2020	62,250	16.13	17.29	1,037,907	0.01	0.25	1.85	11.86	13.68
Vanguard® VIF Conservative Allocation
2024	728,572	10.27	11.57	8,117,315	0.03	0.25	1.65	2.60	4.05
2023	590,405	10.01	11.12	6,285,486	0.02	0.25	1.85	7.29	8.91
2022	644,903	9.33	10.21	6,273,187	0.02	0.25	1.85	(18.73)	(17.59)
2021	583,293	11.48	12.39	6,875,828	0.02	0.25	1.85	0.97	2.57
2020	234,847	11.37	12.19	2,724,001	0.02	0.25	1.85	6.46	8.16
Vanguard® VIF Diversified Value
2024	135,806	16.36	18.42	2,472,436	0.02	0.25	1.65	9.65	11.23
2023	108,185	14.92	16.56	1,769,036	0.01	0.25	1.85	14.68	16.29
2022	95,380	13.01	14.38	1,350,005	0.01	0.25	1.85	(15.52)	(14.30)
2021	50,133	15.40	16.62	826,973	0.01	0.25	1.85	24.29	26.29
2020	18,339	12.39	13.29	236,656	0.02	0.25	1.85	6.44	8.22
Vanguard® VIF Equity Income
2024	200,635	16.16	18.19	3,614,359	0.03	0.25	1.65	9.93	11.46
2023	212,413	14.70	16.32	3,442,100	0.03	0.25	1.85	3.16	4.62
2022	186,703	14.25	15.60	2,888,853	0.02	0.25	1.85	(5.19)	(3.82)
2021	115,229	15.03	16.22	1,844,856	0.02	0.25	1.85	19.38	21.32
2020	83,154	12.59	13.50	1,102,923	0.02	0.25	1.85	(1.64)	(0.07)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Equity Index
2024	522,896	21.09	23.75	12,378,952	0.01	0.25	1.65	19.15	20.87
2023	609,989	17.70	19.65	11,949,221	0.01	0.25	1.85	20.33	22.05
2022	395,088	14.71	16.10	6,333,751	0.01	0.25	1.85	(21.92)	(20.81)
2021	245,632	18.84	20.33	4,968,973	0.01	0.25	1.85	22.50	24.42
2020	79,786	15.38	16.49	1,297,571	0.01	0.25	1.85	12.59	14.36
Vanguard® VIF Global Bond Index
2024	338,710	8.63	8.63	2,921,671	0.04	0.25	0.25	(1.26)	(1.26)
2023	139,186	8.74	8.74	1,215,698	0.02	0.25	0.25	3.19	3.19
2022	140,583	8.47	8.47	1,190,887	0.02	0.25	0.25	(15.97)	(15.97)
2021	59,734	10.08	10.08	601,922	0.02	0.25	0.25	(4.91)	(4.91)
2020	6,855	10.35	10.63	72,702	0.00	0.25	1.85	1.67	3.20
Vanguard® VIF Growth
2024	141,502	23.34	26.28	3,698,032	—	0.25	1.65	27.05	28.89
2023	132,071	18.37	20.39	2,679,715	0.00	0.25	1.85	33.79	35.66
2022	110,991	13.73	15.03	1,659,794	—	0.25	1.85	(36.38)	(35.47)
2021	69,389	21.58	23.29	1,598,527	0.00	0.25	1.85	12.28	14.05
2020	12,652	19.22	20.61	245,973	0.00	0.25	1.85	36.31	38.51
Vanguard® VIF High Yield Bond
2024	157,483	10.03	11.29	1,777,516	0.06	0.25	1.65	1.62	3.01
2023	119,479	9.87	10.96	1,302,723	0.05	0.25	1.85	6.59	8.09
2022	125,760	9.26	10.14	1,268,891	0.03	0.25	1.85	(13.54)	(12.28)
2021	105,111	10.71	11.56	1,208,776	0.05	0.25	1.85	(1.20)	0.35
2020	120,169	10.84	11.63	1,381,463	0.03	0.25	1.85	0.65	2.29
Vanguard® VIF International
2024	304,770	14.20	15.99	4,871,253	0.01	0.25	1.65	4.03	5.47
2023	321,725	13.65	15.16	4,874,327	0.02	0.25	1.85	9.38	10.98
2022	297,875	12.48	13.66	4,066,260	0.01	0.25	1.85	(33.26)	(32.31)
2021	281,760	18.70	20.18	5,683,100	0.00	0.25	1.85	(6.22)	(4.72)
2020	154,942	19.94	21.38	3,268,296	0.01	0.25	1.85	50.04	52.50

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Mid-Cap Index
2024	349,202	15.76	17.74	6,006,499	0.01	0.25	1.65	9.83	11.36
2023	341,916	14.35	15.93	5,294,468	0.01	0.25	1.85	10.64	12.18
2022	340,826	12.97	14.20	4,677,611	0.01	0.25	1.85	(22.52)	(21.42)
2021	277,347	16.74	18.07	4,827,809	0.01	0.25	1.85	18.47	20.39
2020	190,747	14.13	15.15	2,744,483	0.01	0.25	1.85	12.41	14.25
Vanguard® VIF Moderate Allocation
2024	1,135,481	11.96	13.47	15,126,676	0.02	0.25	1.65	5.28	6.82
2023	1,067,397	11.36	12.61	13,307,614	0.02	0.25	1.85	10.29	11.89
2022	805,102	10.30	11.27	8,956,922	0.02	0.25	1.85	(19.72)	(18.63)
2021	436,212	12.83	13.85	5,869,009	0.02	0.25	1.65	4.82	6.54
2020	444,966	12.24	13.12	5,614,456	0.01	0.25	1.85	8.32	10.07
Vanguard® VIF Real Estate Index
2024	210,339	10.48	11.80	2,472,814	0.03	0.25	1.65	—	1.37
2023	180,754	10.48	11.64	2,093,474	0.02	0.25	1.85	6.61	8.18
2022	180,052	9.83	10.76	1,927,120	0.01	0.25	1.85	(29.63)	(28.65)
2021	98,657	13.97	15.08	1,480,447	0.01	0.25	1.85	33.56	35.73
2020	24,763	10.46	11.21	273,043	0.01	0.25	1.85	(9.36)	(7.96)
Vanguard® VIF Short Term Investment Grade
2024	1,182,582	7.94	8.94	10,551,051	0.03	0.25	1.65	0.13	1.59
2023	993,331	7.93	8.80	8,728,664	0.02	0.25	1.85	1.28	2.68
2022	847,032	7.83	8.57	7,236,472	0.02	0.25	1.85	(10.00)	(8.73)
2021	622,758	8.70	9.39	5,829,899	0.01	0.25	1.85	(5.13)	(3.59)
2020	199,759	9.17	9.83	1,942,195	0.03	0.25	1.85	0.44	2.08

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Small Company Growth (f)
2024	11,267	16.72	16.72	188,295	—	0.25	0.25	7.80	7.80
2023	14,878	15.51	15.51	230,648	0.00	0.25	0.25	15.83	15.83
2022	16,761	13.39	13.39	224,335	0.00	0.25	0.25	(27.70)	(27.70)
2021	17,036	18.52	18.52	315,474	0.00	0.25	0.25	10.57	10.57
2020	17,605	15.77	16.91	294,852	0.01	0.25	1.85	17.34	19.25
Vanguard® VIF Total Bond Market Index
2024	2,581,076	7.27	8.18	21,019,321	0.03	0.25	1.65	(3.32)	(2.04)
2023	2,125,581	7.52	8.35	17,650,757	0.02	0.25	1.85	0.80	2.20
2022	1,374,916	7.46	8.17	11,168,900	0.02	0.25	1.85	(17.20)	(15.95)
2021	1,193,149	9.01	9.72	11,527,976	0.02	0.25	1.85	(6.34)	(4.89)
2020	429,315	9.62	10.32	4,378,791	0.02	0.25	1.85	2.45	4.14
Vanguard® VIF Total International Stock Market Index
2024	1,139,808	10.13	11.00	12,528,646	0.03	0.25	1.65	0.30	1.66
2023	1,012,992	10.10	10.82	10,949,848	0.03	0.25	1.85	10.26	11.89
2022	788,650	9.16	9.67	7,620,471	0.03	0.25	1.85	(19.86)	(18.74)
2021	453,639	11.43	11.90	5,392,917	0.02	0.25	1.85	3.44	5.12
2020	75,636	11.05	11.35	855,008	0.01	0.25	1.85	5.84	7.58
Vanguard® VIF Total Stock Market Index
2024	1,699,711	20.18	22.73	38,426,478	0.01	0.25	1.65	18.01	19.76
2023	1,220,645	17.10	18.98	23,045,885	0.01	0.25	1.85	20.25	21.98
2022	1,063,489	14.22	15.56	16,532,901	0.01	0.25	1.85	(23.22)	(22.16)
2021	841,611	18.52	19.99	16,793,913	0.01	0.25	1.85	19.64	21.59
2020	187,528	15.48	16.59	3,064,148	0.01	0.25	1.85	14.84	16.67
Victory RS Partners (f)
2024	14,270	36.23	36.23	517,677	—	0.90	0.90	10.56	10.56
2023	14,700	32.77	32.77	482,425	0.01	0.90	0.90	11.24	11.24
2022	15,387	29.46	29.46	453,894	0.00	0.90	0.90	(8.20)	(8.20)
2021	17,811	32.09	32.09	572,076	—	0.90	0.90	24.67	24.67
2020	19,212	25.74	25.74	495,005	—	0.90	0.90	(3.41)	(3.41)

(f)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Victory RS Science and Technology
2024	22,884	35.89	37.23	853,726	—	0.90	1.10	27.54	27.81
2023	24,387	28.14	29.13	711,607	—	0.90	1.10	27.27	27.54
2022	24,671	22.11	22.84	564,416	—	0.90	1.10	(45.77)	(45.67)
2021	33,576	40.77	42.04	1,412,788	—	0.90	1.10	(12.92)	(12.73)
2020	42,257	45.83	48.17	2,036,781	—	0.90	1.25	58.14	58.71
Victory RS Value
2024	105,120	16.44	17.05	1,791,774	—	0.90	1.10	8.09	8.32
2023	111,370	15.21	15.74	1,752,623	0.01	0.90	1.10	3.26	3.42
2022	117,249	14.73	15.22	1,784,105	0.00	0.90	1.10	(6.89)	(6.68)
2021	120,586	15.82	16.31	1,965,988	0.00	0.90	1.10	22.26	22.45
2020	136,276	12.67	13.32	1,813,765	—	0.90	1.25	(6.70)	(6.33)
Virtus Ceredex Mid Cap Value Equity
2024	7,526	19.12	19.12	144,535	0.01	0.90	0.90	5.58	5.58
2023	8,328	18.11	18.11	151,417	0.01	0.90	0.90	6.40	6.40
2022	14,482	17.02	17.02	246,998	0.01	0.90	0.90	(17.50)	(17.50)
2021	15,659	20.63	20.63	323,619	—	0.90	0.90	23.83	23.83
2020	18,546	16.66	16.66	309,476	0.01	0.90	0.90	(5.34)	(5.34)
Virtus Duff & Phelps Real Estate Securities Series
2024	32,961	13.29	14.48	464,525	0.02	0.25	1.25	6.24	7.34
2023	26,423	12.51	13.49	349,118	0.02	0.25	1.45	6.47	7.49
2022	24,938	11.75	12.55	307,220	0.01	0.25	1.45	(29.17)	(28.41)
2021	25,176	16.59	17.53	434,799	0.01	0.25	1.45	40.12	41.71
2020	26,873	11.84	12.55	321,081	0.01	0.25	1.45	(5.88)	(4.71)
Virtus KAR Small-Cap Growth Series
2024	48,974	27.50	30.70	1,395,780	—	0.25	1.25	5.16	6.23
2023	58,389	26.15	28.90	1,566,755	—	0.25	1.45	14.74	15.88
2022	33,178	22.79	24.94	799,947	—	0.25	1.45	(33.23)	(32.54)
2021	45,236	34.13	36.97	1,624,708	—	0.25	1.25	0.41	1.62
2020	41,193	33.99	36.84	1,450,876	—	0.25	1.45	38.34	39.97

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Newfleet Multi-Sector Intermediate Bond Series
2024	34,334	8.76	9.43	320,901	0.08	0.25	1.25	1.51	2.50
2023	15,922	8.63	9.20	143,587	0.05	0.25	1.45	4.10	5.14
2022	14,285	8.29	8.75	122,810	0.04	0.25	1.45	(13.28)	(12.41)
2021	12,099	9.56	9.99	119,700	0.01	0.25	1.45	(3.34)	(2.15)
2020	57,161	9.89	10.36	582,420	0.03	0.25	1.45	1.85	3.19
Virtus SGA International Growth Series
2024	41,112	7.47	8.15	331,651	—	0.25	1.25	(9.56)	(8.63)
2023	39,863	8.26	8.92	351,942	0.00	0.25	1.45	13.15	14.30
2022	45,238	7.30	7.81	349,964	—	0.25	1.45	(22.01)	(21.19)
2021	56,985	9.36	9.91	558,722	—	0.25	1.45	3.54	4.87
2020	90,912	9.04	9.45	849,898	—	0.25	1.45	18.32	19.62
Virtus Tactical Allocation Series (c)
2024	19,149	13.21	15.18	286,615	0.02	0.25	1.25	9.08	10.16
2023	21,133	12.11	13.78	283,692	0.01	0.25	1.45	17.12	18.28
2022	14,400	10.34	11.65	152,779	0.00	0.25	1.45	(33.46)	(32.78)
2021	18,560	15.54	17.33	293,684	0.00	0.25	1.45	2.85	4.15
2020	7,705	15.11	16.89	118,378	0.01	0.25	1.45	28.16	30.10
Voya MidCap Opportunities Portfolio
2024	8,936	18.91	25.44	218,278	—	0.25	1.25	10.39	11.48
2023	10,233	17.13	22.82	225,751	—	0.25	1.45	18.22	19.48
2022	10,051	14.49	19.10	185,880	—	0.25	1.45	(28.48)	(27.79)
2021	9,525	20.26	26.45	243,933	—	0.25	1.45	6.74	8.09
2020	2,215	18.98	24.85	54,225	—	0.25	1.45	34.42	36.09

(c)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
VY CBRE Global Real Estate Portfolio
2024	24,843	8.87	10.39	258,262	0.03	0.25	1.25	(4.21)	(3.26)
2023	16,333	9.26	10.74	175,435	0.01	0.25	1.45	7.42	8.59
2022	14,843	8.62	9.89	145,663	0.03	0.25	1.45	(28.35)	(27.65)
2021	14,453	12.03	13.67	196,061	0.02	0.25	1.45	28.12	29.70
2020	10,568	9.39	10.71	106,892	0.05	0.25	1.45	(9.36)	(8.23)
VY CBRE Real Estate Portfolio
2024	—	11.83	11.83	—	—	1.25	1.25	(0.17)	(0.17)
2023	—	11.85	11.85	—	—	1.25	1.45	9.12	9.12
2022	—	12.99	12.99	—	—	0.25	0.25	(29.56)	(29.56)
2021	32,526	18.44	18.44	599,805	0.00	0.25	0.25	46.93	46.93
2020	—	10.73	12.75	—	—	0.25	1.45	(10.73)	(9.64)
Western Asset Variable Global High Yield Bond
2024	97,986	8.68	10.66	1,030,589	0.05	0.25	1.35	2.08	3.27
2023	125,064	8.49	10.38	1,284,834	0.05	0.25	1.45	5.31	6.52
2022	128,861	8.06	8.90	1,257,437	0.05	0.25	1.45	(17.42)	(16.67)
2021	175,859	9.76	10.68	2,057,484	0.04	0.25	1.45	(3.37)	(2.20)
2020	176,766	10.10	12.13	2,136,722	0.02	0.25	1.45	2.43	3.74

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.